Schwab Strategic Trust
Schwab U.S. Broad Market ETF

Portfolio Holdings as of November 30, 2022 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.9%
Adient plc *	49,925	1,944,079
American Axle & Manufacturing Holdings, Inc. *	58,486	608,839
Aptiv plc *	143,008	15,254,663
Autoliv, Inc.	40,907	3,616,179
BorgWarner, Inc.	123,363	5,244,161
Canoo, Inc. *(a)	75,364	100,988
Dana, Inc.	66,172	1,165,289
Dorman Products, Inc. *	14,560	1,305,158
Fisker, Inc. *(a)	78,508	607,652
Ford Motor Co.	2,073,050	28,815,395
Fox Factory Holding Corp. *	22,299	2,365,924
General Motors Co.	766,230	31,078,289
Gentex Corp.	125,443	3,625,303
Gentherm, Inc. *	17,257	1,235,429
Harley-Davidson, Inc.	69,512	3,276,100
Holley, Inc. *	28,905	79,200
LCI Industries	13,292	1,314,047
Lear Corp.	30,871	4,452,833
Lordstown Motors Corp., Class A *(a)	72,341	120,086
Lucid Group, Inc. *(a)	306,698	3,109,918
Luminar Technologies, Inc. *(a)	118,689	909,158
Modine Manufacturing Co. *	28,252	598,095
Patrick Industries, Inc.	11,406	637,937
QuantumScape Corp. *(a)	142,731	1,069,055
Rivian Automotive, Inc., Class A *	285,598	9,150,560
Solid Power, Inc. *	58,715	215,484
Standard Motor Products, Inc.	9,631	369,927
Stoneridge, Inc. *	13,633	322,966
Tesla, Inc. *	1,399,095	272,403,796
The Goodyear Tire & Rubber Co. *	148,171	1,662,479
Thor Industries, Inc.	28,681	2,470,581
Visteon Corp. *	14,872	2,183,210
Winnebago Industries, Inc.	16,690	977,867
Workhorse Group, Inc. *(a)	93,632	215,354
XPEL, Inc. *	10,201	699,278
		403,205,279

Banks 4.3%
1st Source Corp.	9,162	523,150
Ameris Bancorp	34,699	1,834,883
Arrow Financial Corp.	9,127	320,997
Associated Banc-Corp.	79,866	1,964,704
Atlantic Union Bankshares Corp.	38,433	1,370,905
Axos Financial, Inc. *	28,578	1,146,264
Banc of California, Inc.	27,655	469,305
BancFirst Corp.	9,068	924,392
Bank of America Corp.	3,670,146	138,915,026
Bank of Hawaii Corp.	21,161	1,707,058
Bank of Marin Bancorp	7,905	283,710
Bank OZK	58,617	2,705,175
SECURITY	NUMBER OF SHARES	VALUE ($)
BankUnited, Inc.	40,969	1,504,382
Banner Corp.	18,117	1,279,423
Berkshire Hills Bancorp, Inc.	24,979	778,845
BOK Financial Corp.	15,405	1,613,058
Brookline Bancorp, Inc.	39,816	566,183
Byline Bancorp, Inc.	12,127	276,374
Cadence Bank	95,876	2,765,064
Camden National Corp.	7,417	324,716
Capitol Federal Financial, Inc.	67,377	563,945
Cathay General Bancorp	38,921	1,808,659
Central Pacific Financial Corp.	13,041	276,339
Citigroup, Inc.	1,017,878	49,275,474
Citizens Financial Group, Inc.	260,632	11,045,584
City Holding Co.	7,621	776,732
Columbia Banking System, Inc.	40,982	1,395,847
Columbia Financial, Inc. *	17,476	385,870
Comerica, Inc.	68,528	4,916,199
Commerce Bancshares, Inc.	57,854	4,334,422
Community Bank System, Inc.	27,927	1,819,165
Community Trust Bancorp, Inc.	7,319	350,653
ConnectOne Bancorp, Inc.	19,415	509,450
CrossFirst Bankshares, Inc. *	24,149	334,947
Cullen/Frost Bankers, Inc.	33,813	4,905,252
Customers Bancorp, Inc. *	16,776	541,361
CVB Financial Corp.	69,369	1,989,503
Dime Community Bancshares, Inc.	16,106	574,501
Eagle Bancorp, Inc.	16,665	785,921
East West Bancorp, Inc.	73,953	5,192,240
Eastern Bankshares, Inc.	84,756	1,662,065
Enact Holdings, Inc.	14,897	369,446
Enterprise Financial Services Corp.	19,511	1,021,206
Essent Group Ltd.	57,757	2,315,478
F.N.B. Corp.	184,980	2,608,218
FB Financial Corp.	18,039	772,250
Federal Agricultural Mortgage Corp., Class C	5,092	640,828
Fifth Third Bancorp	361,798	13,154,975
Financial Institutions, Inc.	7,751	196,255
First BanCorp	98,718	1,518,283
First Bancorp/Southern Pines NC	19,336	940,310
First Busey Corp.	26,627	694,166
First Citizens BancShares, Inc., Class A	6,921	5,650,720
First Commonwealth Financial Corp.	48,134	708,532
First Community Bankshares, Inc.	7,322	270,548
First Financial Bancorp	49,816	1,316,637
First Financial Bankshares, Inc.	68,990	2,549,180
First Financial Corp.	5,308	255,156
First Foundation, Inc.	27,081	379,405
First Hawaiian, Inc.	66,000	1,752,300
First Horizon Corp.	283,974	7,056,754
First Interstate BancSystem, Inc., Class A	47,333	2,064,665
First Merchants Corp.	31,506	1,392,880
First Mid Bancshares, Inc.	8,921	309,113

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
First Republic Bank	96,455	12,308,623
Flagstar Bancorp, Inc.	27,785	1,043,049
Flushing Financial Corp.	14,332	298,965
Fulton Financial Corp.	85,711	1,593,367
German American Bancorp, Inc.	13,803	550,188
Glacier Bancorp, Inc.	57,755	3,344,014
Great Southern Bancorp, Inc.	4,465	279,732
Hancock Whitney Corp.	45,325	2,485,623
Hanmi Financial Corp.	15,173	410,430
HarborOne Bancorp, Inc.	21,789	318,773
Heartland Financial USA, Inc.	19,687	960,529
Heritage Commerce Corp.	30,500	433,405
Heritage Financial Corp.	18,657	613,815
Hilltop Holdings, Inc.	23,907	712,429
Home BancShares, Inc.	99,404	2,529,832
HomeStreet, Inc.	9,618	262,571
Hope Bancorp, Inc.	61,196	833,489
Horizon Bancorp, Inc.	21,566	350,663
Huntington Bancshares, Inc.	760,537	11,773,113
Independent Bank Corp.	24,030	2,175,196
Independent Bank Group, Inc.	18,198	1,199,976
International Bancshares Corp.	28,357	1,493,847
JPMorgan Chase & Co.	1,539,647	212,748,422
Kearny Financial Corp.	38,098	368,408
KeyCorp	490,626	9,228,675
Lakeland Bancorp, Inc.	31,944	596,714
Lakeland Financial Corp.	13,157	1,038,877
Live Oak Bancshares, Inc.	16,998	566,883
Luther Burbank Corp.	6,823	80,921
M&T Bank Corp.	92,420	15,713,248
Mercantile Bank Corp.	6,583	229,154
Merchants Bancorp	13,304	340,449
Metrocity Bankshares, Inc.	10,545	237,262
MGIC Investment Corp.	159,821	2,194,342
Midland States Bancorp, Inc.	10,938	294,342
Mr Cooper Group, Inc. *	37,958	1,714,183
National Bank Holdings Corp., Class A	16,303	758,253
NBT Bancorp, Inc.	22,241	1,026,645
New York Community Bancorp, Inc.	242,676	2,269,021
Nicolet Bankshares, Inc. *	6,477	535,777
NMI Holdings, Inc., Class A *	43,379	933,950
Northfield Bancorp, Inc.	22,078	352,144
Northwest Bancshares, Inc.	64,699	989,248
OceanFirst Financial Corp.	30,075	702,552
OFG Bancorp	24,714	715,965
Old National Bancorp	154,059	2,944,067
Origin Bancorp, Inc.	14,743	603,284
Pacific Premier Bancorp, Inc.	49,796	1,839,962
PacWest Bancorp	61,559	1,607,921
Park National Corp.	7,542	1,141,331
Pathward Financial, Inc.	14,776	643,199
Peapack-Gladstone Financial Corp.	8,882	366,116
PennyMac Financial Services, Inc.	16,285	971,563
Peoples Bancorp, Inc.	14,432	432,960
Pinnacle Financial Partners, Inc.	40,131	3,366,590
Popular, Inc.	39,284	2,868,518
Preferred Bank	7,264	549,086
Premier Financial Corp.	17,976	524,540
Prosperity Bancshares, Inc.	47,843	3,615,495
Provident Financial Services, Inc.	39,248	884,257
QCR Holdings, Inc.	9,000	473,490
Radian Group, Inc.	84,691	1,657,403
Regions Financial Corp.	493,440	11,452,742
Renasant Corp.	30,036	1,224,568
Republic Bancorp, Inc., Class A	4,261	187,782
Rocket Cos., Inc., Class A	62,632	519,846
S&T Bancorp, Inc.	19,904	744,808
Sandy Spring Bancorp, Inc.	23,368	813,674
SECURITY	NUMBER OF SHARES	VALUE ($)
Seacoast Banking Corp. of Florida	31,500	1,082,970
ServisFirst Bancshares, Inc.	26,061	1,975,945
Signature Bank	33,312	4,647,024
Silvergate Capital Corp., Class A *(a)	16,531	453,445
Simmons First National Corp., Class A	67,989	1,578,025
Southside Bancshares, Inc.	15,234	553,604
SouthState Corp.	40,069	3,520,062
Stellar Bancorp, Inc.	22,648	765,729
Stock Yards Bancorp, Inc.	15,169	1,122,809
SVB Financial Group *	31,307	7,256,336
Synovus Financial Corp.	76,213	3,210,854
Texas Capital Bancshares, Inc. *	25,757	1,545,162
TFS Financial Corp.	24,467	333,975
The Bancorp, Inc. *	29,460	882,916
The First Bancshares, Inc.	11,467	392,057
The First of Long Island Corp.	10,399	202,261
The PNC Financial Services Group, Inc.	215,426	36,247,579
Tompkins Financial Corp.	6,215	519,201
Towne Bank	34,797	1,123,943
TriCo Bancshares	17,724	965,958
Triumph Bancorp, Inc. *	12,162	726,801
Truist Financial Corp.	697,178	32,634,902
TrustCo Bank Corp.	10,682	414,889
Trustmark Corp.	31,516	1,152,855
U.S. Bancorp	710,646	32,256,222
UMB Financial Corp.	22,870	1,955,842
Umpqua Holdings Corp.	114,802	2,327,037
United Bankshares, Inc.	70,379	3,018,555
United Community Banks, Inc.	56,639	2,207,222
Univest Financial Corp.	15,725	443,602
UWM Holdings Corp. (a)	49,459	220,093
Valley National Bancorp	218,558	2,766,944
Veritex Holdings, Inc.	28,483	930,255
Walker & Dunlop, Inc.	15,763	1,407,793
Washington Federal, Inc.	33,557	1,183,555
Washington Trust Bancorp, Inc.	8,591	427,488
Waterstone Financial, Inc.	10,748	180,029
Webster Financial Corp.	92,281	5,014,550
Wells Fargo & Co.	1,992,219	95,526,901
WesBanco, Inc.	31,136	1,259,451
Westamerica BanCorp	14,277	881,605
Western Alliance Bancorp	56,573	3,877,513
Wintrust Financial Corp.	32,499	2,971,384
WSFS Financial Corp.	33,179	1,609,513
Zions Bancorp NA	80,236	4,157,829
		909,627,999

Capital Goods 6.5%
3D Systems Corp. *	70,717	717,070
3M Co.	290,621	36,609,527
A.O. Smith Corp.	67,891	4,123,699
AAON, Inc.	22,220	1,761,157
AAR Corp. *	17,952	835,845
Acuity Brands, Inc.	17,045	3,209,403
Advanced Drainage Systems, Inc.	33,948	3,301,782
AECOM	73,238	6,225,230
Aerojet Rocketdyne Holdings, Inc. *	39,920	2,075,840
AeroVironment, Inc. *	13,049	1,200,378
AGCO Corp.	32,560	4,321,363
Air Lease Corp.	55,794	2,154,764
Alamo Group, Inc.	5,404	813,302
Albany International Corp., Class A	16,542	1,676,863
Allegion plc	46,406	5,274,042
Allison Transmission Holdings, Inc.	50,749	2,273,555
Altra Industrial Motion Corp.	33,889	1,986,573
Ameresco, Inc., Class A *	17,724	1,161,276

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
American Woodmark Corp. *	9,209	499,128
AMETEK, Inc.	120,239	17,124,438
API Group Corp. *	106,990	2,056,348
Apogee Enterprises, Inc.	10,969	529,254
Applied Industrial Technologies, Inc.	20,019	2,652,317
Archer Aviation, Inc., Class A *	78,453	196,917
Arcosa, Inc.	25,585	1,563,244
Argan, Inc.	7,046	267,396
Armstrong World Industries, Inc.	24,388	1,863,487
Array Technologies, Inc. *	73,259	1,534,043
Astec Industries, Inc.	11,718	518,404
Astra Space, Inc. *	121,137	59,854
Atkore, Inc. *	21,597	2,638,074
Axon Enterprise, Inc. *	35,308	6,497,731
AZZ, Inc.	13,391	557,467
Babcock & Wilcox Enterprises, Inc. *	39,052	178,077
Barnes Group, Inc.	26,785	1,140,773
Beacon Roofing Supply, Inc. *	26,595	1,552,882
Berkshire Grey, Inc. *	44,920	42,643
Blink Charging Co. *(a)	21,940	304,527
Bloom Energy Corp., Class A *	92,059	1,959,936
Boise Cascade Co.	20,585	1,524,113
Builders FirstSource, Inc. *	81,717	5,224,168
BWX Technologies, Inc.	48,027	2,924,364
Carlisle Cos., Inc.	27,153	7,144,226
Carrier Global Corp.	442,261	19,601,008
Caterpillar, Inc.	277,301	65,556,729
ChargePoint Holdings, Inc. *(a)	135,998	1,689,095
Chart Industries, Inc. *	18,783	2,685,781
CIRCOR International, Inc. *	10,440	287,622
Columbus McKinnon Corp.	14,279	460,212
Comfort Systems USA, Inc.	18,894	2,395,003
Construction Partners, Inc., Class A *	21,700	620,620
Core & Main, Inc., Class A *	37,728	784,742
Crane Holdings Co.	25,085	2,657,505
CSW Industrials, Inc.	7,965	963,367
Cummins, Inc.	73,987	18,582,575
Curtiss-Wright Corp.	20,222	3,572,216
Custom Truck One Source, Inc. *	34,538	236,240
Deere & Co.	146,018	64,393,938
Desktop Metal, Inc., Class A *(a)	123,280	252,724
Donaldson Co., Inc.	64,625	3,936,955
Douglas Dynamics, Inc.	11,270	438,628
Dover Corp.	75,127	10,664,278
DXP Enterprises, Inc. *	7,541	194,784
Dycom Industries, Inc. *	15,518	1,414,311
Eaton Corp. plc	209,501	34,242,938
EMCOR Group, Inc.	25,737	3,986,661
Emerson Electric Co.	310,801	29,765,412
Encore Wire Corp.	10,267	1,500,111
Energy Recovery, Inc. *	28,810	667,816
Energy Vault Holdings, Inc. *(a)	29,769	111,336
Enerpac Tool Group Corp.	29,847	747,369
EnerSys	21,178	1,600,633
Enovix Corp. *	56,288	734,558
EnPro Industries, Inc.	10,980	1,304,424
Esab Corp.	27,083	1,282,109
ESCO Technologies, Inc.	13,892	1,305,987
ESS Tech, Inc. *	22,994	74,041
Evoqua Water Technologies Corp. *	63,860	2,777,271
Fastenal Co.	302,330	15,573,018
Federal Signal Corp.	31,313	1,521,499
Flowserve Corp.	70,593	2,213,796
Fluence Energy, Inc. *	19,537	335,646
Fluor Corp. *	75,284	2,530,295
Fortive Corp.	186,295	12,584,227
Fortune Brands Home & Security, Inc.	67,919	4,437,827
Franklin Electric Co., Inc.	20,600	1,715,980
SECURITY	NUMBER OF SHARES	VALUE ($)
FTC Solar, Inc. *	18,155	38,489
FuelCell Energy, Inc. *	207,866	719,216
Gates Industrial Corp. plc *	55,998	650,697
GATX Corp.	18,390	2,073,473
Generac Holdings, Inc. *	33,378	3,522,047
General Dynamics Corp.	118,179	29,827,198
General Electric Co.	576,586	49,569,098
Gibraltar Industries, Inc. *	16,704	845,389
Global Industrial Co.	9,172	225,723
GMS, Inc. *	22,276	1,093,752
Graco, Inc.	88,347	6,181,640
GrafTech International Ltd.	97,836	528,314
Granite Construction, Inc.	22,480	809,730
Great Lakes Dredge & Dock Corp. *	33,910	248,221
Griffon Corp.	25,389	896,486
H&E Equipment Services, Inc.	16,822	705,346
Hayward Holdings, Inc. *	52,955	505,720
HEICO Corp.	20,784	3,373,451
HEICO Corp., Class A	36,299	4,601,987
Heliogen, Inc. *	48,669	55,483
Helios Technologies, Inc.	17,744	935,819
Herc Holdings, Inc.	13,297	1,704,277
Hexcel Corp.	44,125	2,645,294
Hillenbrand, Inc.	36,888	1,844,400
Hillman Solutions Corp. *	63,212	503,168
Honeywell International, Inc.	353,751	77,666,032
Howmet Aerospace, Inc.	193,669	7,295,511
Hubbell, Inc.	28,109	7,141,373
Huntington Ingalls Industries, Inc.	21,039	4,880,206
Hyliion Holdings Corp. *(a)	62,465	188,644
Hyster-Yale Materials Handling, Inc.	4,997	146,312
Hyzon Motors, Inc. *(a)	46,348	75,084
IDEX Corp.	39,593	9,402,942
IES Holdings, Inc. *	4,674	158,075
Illinois Tool Works, Inc.	148,051	33,677,161
Ingersoll Rand, Inc.	211,241	11,400,677
Insteel Industries, Inc.	9,558	281,865
ITT, Inc.	43,623	3,687,016
Janus International Group, Inc. *	41,144	450,527
JELD-WEN Holding, Inc. *	44,696	462,157
John Bean Technologies Corp.	16,563	1,521,477
Johnson Controls International plc	361,922	24,046,098
Kadant, Inc.	5,913	1,141,446
Kaman Corp.	14,757	300,600
Kennametal, Inc.	41,873	1,106,285
Kratos Defense & Security Solutions, Inc. *	64,350	612,612
L3Harris Technologies, Inc.	100,590	22,841,977
Lennox International, Inc.	16,885	4,397,361
Lincoln Electric Holdings, Inc.	30,266	4,475,736
Lindsay Corp.	5,697	1,005,464
Lockheed Martin Corp.	123,861	60,096,119
Markforged Holding Corp. *	36,288	41,368
Masco Corp.	118,197	6,002,044
Masonite International Corp. *	11,281	849,121
MasTec, Inc. *	31,150	2,829,355
Maxar Technologies, Inc.	39,285	950,697
McGrath RentCorp	12,542	1,230,621
MDU Resources Group, Inc.	106,499	3,353,654
Mercury Systems, Inc. *	30,526	1,551,331
Microvast Holdings, Inc. *(a)	96,847	212,095
Moog, Inc., Class A	15,017	1,306,930
MRC Global, Inc. *	43,632	513,112
MSC Industrial Direct Co., Inc., Class A	25,288	2,170,469
Mueller Industries, Inc.	29,536	2,031,191
Mueller Water Products, Inc., Class A	82,822	965,705
MYR Group, Inc. *	8,499	811,909
National Presto Industries, Inc.	2,248	155,382

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nikola Corp. *(a)	182,191	477,340
Nordson Corp.	28,268	6,685,099
Northrop Grumman Corp.	76,309	40,694,827
NOW, Inc. *	59,379	741,050
NV5 Global, Inc. *	6,551	946,685
nVent Electric plc	86,682	3,468,147
Omega Flex, Inc.	1,630	156,659
Oshkosh Corp.	34,372	3,164,630
Otis Worldwide Corp.	220,848	17,246,020
Owens Corning	50,544	4,490,329
PACCAR, Inc.	182,310	19,308,452
Parker-Hannifin Corp.	67,437	20,159,617
Parsons Corp. *	17,019	842,441
Pentair plc	87,728	4,015,311
PGT Innovations, Inc. *	32,289	638,999
Plug Power, Inc. *	276,115	4,406,795
Primoris Services Corp.	28,052	598,910
Proterra, Inc. *	104,032	576,337
Proto Labs, Inc. *	14,553	385,946
Quanex Building Products Corp.	17,996	427,765
Quanta Services, Inc.	75,536	11,321,336
Raytheon Technologies Corp.	775,148	76,522,611
RBC Bearings, Inc. *	15,244	3,612,371
Regal Rexnord Corp.	34,709	4,550,697
Resideo Technologies, Inc. *	76,793	1,244,047
REV Group, Inc.	18,176	252,465
Rocket Lab USA, Inc. *	113,355	474,957
Rockwell Automation, Inc.	60,853	16,078,580
Rush Enterprises, Inc., Class A	22,786	1,174,163
Rush Enterprises, Inc., Class B	3,395	179,901
Sarcos Technology and Robotics Corp. *	47,990	55,908
Sensata Technologies Holding plc	80,959	3,651,251
SES AI Corp. *(a)	75,051	379,758
Shoals Technologies Group, Inc., Class A *	55,423	1,605,604
Simpson Manufacturing Co., Inc.	22,246	2,069,990
SiteOne Landscape Supply, Inc. *	23,410	2,938,657
Snap-on, Inc.	28,108	6,762,785
Spirit AeroSystems Holdings, Inc., Class A	55,216	1,447,211
SPX Technologies, Inc. *	23,183	1,550,943
Standex International Corp.	6,564	689,548
Stanley Black & Decker, Inc.	77,385	6,323,902
Stem, Inc. *	73,825	964,893
SunPower Corp. *	44,924	1,089,407
Sunrun, Inc. *	113,066	3,683,690
Tecnoglass, Inc.	10,406	301,774
Tennant Co.	10,088	640,891
Terex Corp.	36,346	1,668,645
Terran Orbital Corp. *	29,461	69,528
Textron, Inc.	110,786	7,907,905
The AZEK Co., Inc. *	55,996	1,082,963
The Boeing Co. *	293,241	52,454,950
The Gorman-Rupp Co.	11,423	316,189
The Greenbrier Cos., Inc.	16,575	636,314
The Manitowoc Co., Inc. *	18,822	184,832
The Middleby Corp. *	28,376	4,091,535
The Shyft Group, Inc.	16,284	399,447
The Timken Co.	35,939	2,730,645
The Toro Co.	54,970	6,101,120
Thermon Group Holdings, Inc. *	16,756	340,314
Titan International, Inc. *	28,198	404,077
Titan Machinery, Inc. *	10,584	466,014
TPI Composites, Inc. *	19,537	236,007
Trane Technologies plc	121,702	21,714,071
TransDigm Group, Inc.	27,100	17,032,350
Trex Co., Inc. *	57,791	2,652,029
Trinity Industries, Inc.	42,573	1,304,011
SECURITY	NUMBER OF SHARES	VALUE ($)
Triton International Ltd.	32,210	2,173,209
Triumph Group, Inc. *	32,872	376,384
Tutor Perini Corp. *	22,435	160,410
UFP Industries, Inc.	32,211	2,636,792
United Rentals, Inc. *	36,713	12,960,790
Univar Solutions, Inc. *	89,293	2,958,277
V2X, Inc. *	5,699	230,297
Valmont Industries, Inc.	11,146	3,774,704
Velo3D, Inc. *(a)	30,647	62,213
Veritiv Corp.	7,260	976,760
Vertiv Holdings Co.	157,400	2,179,990
Vicor Corp. *	12,103	653,441
View, Inc. *	32,795	45,913
Virgin Galactic Holdings, Inc. *(a)	119,052	605,975
W.W. Grainger, Inc.	23,822	14,366,095
Wabash National Corp.	26,610	667,113
Watsco, Inc.	17,382	4,675,410
Watts Water Technologies, Inc., Class A	14,347	2,273,282
WESCO International, Inc. *	23,462	3,024,721
Westinghouse Air Brake Technologies Corp.	95,718	9,676,133
WillScot Mobile Mini Holdings Corp. *	111,924	5,395,856
Woodward, Inc.	31,645	3,031,591
Xylem, Inc.	94,839	10,655,162
Zurn Water Solutions Corp.	76,160	1,843,834
		1,366,410,923

Commercial & Professional Services 1.1%
ABM Industries, Inc.	35,678	1,683,288
ACCO Brands Corp.	47,042	262,024
Alight, Inc., Class A *	143,223	1,236,014
ASGN, Inc. *	26,101	2,364,751
Aurora Innovation, Inc. *	190,742	240,335
Barrett Business Services, Inc.	3,846	378,177
BlackSky Technology, Inc. *(a)	30,368	50,715
Booz Allen Hamilton Holding Corp.	69,854	7,432,466
Brady Corp., Class A	24,904	1,192,902
BrightView Holdings, Inc. *	17,846	122,959
CACI International, Inc., Class A *	12,410	3,875,643
Casella Waste Systems, Inc., Class A *	26,626	2,292,232
CBIZ, Inc. *	26,847	1,332,954
Cimpress plc *	10,133	299,835
Cintas Corp.	45,224	20,883,539
Clarivate plc *	225,756	2,210,151
Clean Harbors, Inc. *	26,676	3,201,120
Copart, Inc. *	225,066	14,980,393
CoreCivic, Inc. *	60,378	801,820
CoStar Group, Inc. *	208,282	16,879,173
Deluxe Corp.	21,519	416,177
Driven Brands Holdings, Inc. *	28,385	863,188
Dun & Bradstreet Holdings, Inc.	113,401	1,526,377
Ennis, Inc.	14,245	330,911
Equifax, Inc.	64,595	12,749,115
Exponent, Inc.	26,855	2,777,076
First Advantage Corp. *	30,324	403,309
FiscalNote Holdings, Inc. *(a)	37,709	229,648
Forrester Research, Inc. *	5,355	188,389
Franklin Covey Co. *	6,805	353,588
FTI Consulting, Inc. *	18,187	3,143,077
Harsco Corp. *	40,204	300,726
Healthcare Services Group, Inc.	39,016	544,273
Heidrick & Struggles International, Inc.	9,635	286,159
Heritage-Crystal Clean, Inc. *	7,626	240,982

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
HireRight Holdings Corp. *	10,274	130,172
HNI Corp.	22,255	645,395
Huron Consulting Group, Inc. *	10,563	822,435
IAA, Inc. *	70,034	2,617,171
ICF International, Inc.	8,962	971,212
Insperity, Inc.	18,589	2,203,726
Interface, Inc.	29,258	316,864
Jacobs Solutions, Inc.	66,883	8,463,375
KAR Auction Services, Inc. *	59,379	815,867
KBR, Inc.	72,885	3,765,968
Kelly Services, Inc., Class A	16,676	283,325
Kforce, Inc.	10,542	622,716
Korn Ferry	28,644	1,633,567
LegalZoom.com, Inc. *	51,047	451,766
Leidos Holdings, Inc.	71,582	7,826,060
ManpowerGroup, Inc.	26,842	2,349,212
Matthews International Corp., Class A	17,371	549,966
MillerKnoll, Inc.	40,653	828,915
Montrose Environmental Group, Inc. *	14,286	659,442
MSA Safety, Inc.	19,438	2,740,952
Pitney Bowes, Inc.	90,620	346,168
Planet Labs PBC *	96,770	523,526
Republic Services, Inc.	107,678	14,998,469
Resources Connection, Inc.	17,174	331,458
Robert Half International, Inc.	57,670	4,543,243
Rollins, Inc.	120,958	4,891,541
Science Applications International Corp.	29,122	3,206,623
SP Plus Corp. *	11,381	397,083
Steelcase, Inc., Class A	45,278	359,054
Stericycle, Inc. *	49,475	2,579,132
Sterling Check Corp. *	12,190	177,243
Tetra Tech, Inc.	28,088	4,342,124
The Brink's Co.	24,396	1,457,661
The GEO Group, Inc. *	68,729	812,377
TransUnion	100,646	6,348,750
TriNet Group, Inc. *	19,598	1,420,267
TrueBlue, Inc. *	16,400	353,912
UniFirst Corp.	7,793	1,509,972
Upwork, Inc. *	61,676	755,531
Verisk Analytics, Inc.	82,604	15,175,181
Viad Corp. *	10,876	322,038
VSE Corp.	4,763	233,577
Waste Management, Inc.	197,482	33,121,681
		242,978,203

Consumer Durables & Apparel 1.2%
Acushnet Holdings Corp.	16,835	765,151
AMMO, Inc. *(a)	43,202	92,452
Beazer Homes USA, Inc. *	16,094	219,683
Brunswick Corp.	39,191	2,907,972
Capri Holdings Ltd. *	72,222	4,141,932
Carter's, Inc.	20,724	1,513,681
Cavco Industries, Inc. *	4,393	1,008,765
Century Communities, Inc.	15,007	722,737
Columbia Sportswear Co.	18,531	1,660,192
Crocs, Inc. *	32,030	3,235,030
D.R. Horton, Inc.	166,798	14,344,628
Deckers Outdoor Corp. *	13,844	5,522,095
Dream Finders Homes, Inc., Class A *	9,631	94,769
Ethan Allen Interiors, Inc.	12,706	361,486
Fossil Group, Inc. *	26,827	127,965
Garmin Ltd.	80,828	7,516,196
G-III Apparel Group Ltd. *	23,180	501,383
GoPro, Inc., Class A *	67,159	368,031
SECURITY	NUMBER OF SHARES	VALUE ($)
Green Brick Partners, Inc. *	14,455	349,522
Hanesbrands, Inc.	181,748	1,221,347
Hasbro, Inc.	67,651	4,249,836
Helen of Troy Ltd. *	12,533	1,235,002
Installed Building Products, Inc.	12,110	1,028,502
iRobot Corp. *	13,897	723,895
Johnson Outdoors, Inc., Class A	2,903	164,194
KB Home	44,868	1,408,406
Kontoor Brands, Inc.	26,261	1,141,040
Latham Group, Inc. *	18,055	62,290
La-Z-Boy, Inc.	22,659	617,005
Leggett & Platt, Inc.	70,930	2,525,817
Lennar Corp., Class A	140,024	12,298,308
Levi Strauss & Co., Class A	50,128	828,616
LGI Homes, Inc. *	10,582	1,051,216
Lululemon Athletica, Inc. *	61,020	23,206,516
M.D.C. Holdings, Inc.	30,678	994,888
M/I Homes, Inc. *	14,486	654,477
Malibu Boats, Inc., Class A *	10,653	614,785
Mattel, Inc. *	185,951	3,389,887
Meritage Homes Corp. *	19,106	1,650,949
Mohawk Industries, Inc. *	27,612	2,797,924
Movado Group, Inc.	9,314	299,818
Newell Brands, Inc.	197,366	2,559,837
NIKE, Inc., Class B	664,212	72,857,414
NVR, Inc. *	1,628	7,552,308
Oxford Industries, Inc.	7,785	878,615
Peloton Interactive, Inc., Class A *	163,759	1,863,577
Polaris, Inc.	29,444	3,358,383
PulteGroup, Inc.	121,266	5,430,291
Purple Innovation, Inc. *	20,716	104,616
PVH Corp.	35,094	2,357,615
Ralph Lauren Corp.	22,438	2,538,187
Skechers U.S.A., Inc., Class A *	72,395	3,052,897
Skyline Champion Corp. *	27,588	1,434,300
Smith & Wesson Brands, Inc.	24,000	282,480
Snap One Holdings Corp. *	6,262	50,785
Solo Brands, Inc., Class A *	14,416	62,710
Sonos, Inc. *	66,732	1,169,812
Steven Madden Ltd.	39,207	1,354,210
Sturm Ruger & Co., Inc.	9,353	513,760
Tapestry, Inc.	131,433	4,964,224
Taylor Morrison Home Corp. *	59,908	1,820,604
Tempur Sealy International, Inc.	89,608	2,846,846
Toll Brothers, Inc.	56,396	2,701,932
TopBuild Corp. *	16,895	2,603,182
Topgolf Callaway Brands Corp. *	72,394	1,516,654
Traeger, Inc. *(a)	31,787	101,718
Tri Pointe Homes, Inc. *	54,458	1,004,206
Tupperware Brands Corp. *	17,605	81,511
Under Armour, Inc., Class A *	96,397	963,970
Under Armour, Inc., Class C *	106,526	928,907
Universal Electronics, Inc. *	6,304	137,868
VF Corp.	172,662	5,666,767
Vista Outdoor, Inc. *	29,224	817,395
Vizio Holding Corp., Class A *	29,515	303,709
Whirlpool Corp.	28,558	4,184,604
Wolverine World Wide, Inc.	42,425	475,160
YETI Holdings, Inc. *	44,566	2,000,568
		248,160,010

Consumer Services 2.3%
2U, Inc. *	39,294	315,531
Accel Entertainment, Inc. *	28,185	240,982
ADT, Inc.	112,283	1,048,723
Adtalem Global Education, Inc. *	23,914	994,822
Airbnb, Inc., Class A *	209,644	21,413,038
Aramark	136,631	5,683,850

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Bally's Corp. *(a)	14,892	372,300
BJ's Restaurants, Inc. *	12,391	397,503
Bloomin' Brands, Inc.	46,392	1,044,748
Booking Holdings, Inc. *	20,882	43,423,075
Bowlero Corp. *(a)	20,358	284,198
Boyd Gaming Corp.	42,348	2,597,203
Bright Horizons Family Solutions, Inc. *	30,188	2,239,950
Brinker International, Inc. *	22,996	769,216
Caesars Entertainment, Inc. *	112,999	5,741,479
Carnival Corp. *	517,207	5,135,866
Carriage Services, Inc.	7,528	189,329
Chegg, Inc. *	66,520	1,984,957
Chipotle Mexican Grill, Inc. *	14,618	23,782,901
Choice Hotels International, Inc.	15,069	1,856,802
Churchill Downs, Inc.	17,369	3,855,223
Chuy's Holdings, Inc. *	10,016	317,407
Coursera, Inc. *	44,412	619,103
Cracker Barrel Old Country Store, Inc.	12,504	1,435,459
Darden Restaurants, Inc.	64,203	9,437,199
Dave & Buster's Entertainment, Inc. *	22,130	877,676
Denny's Corp. *	31,184	391,047
Dine Brands Global, Inc.	8,159	608,580
Domino’s Pizza, Inc.	18,772	7,297,240
DraftKings, Inc., Class A *	235,086	3,601,518
Duolingo, Inc. *	12,957	902,714
Dutch Bros, Inc., Class A *(a)	14,223	536,776
El Pollo Loco Holdings, Inc.	8,022	87,440
Everi Holdings, Inc. *	47,064	786,910
Expedia Group, Inc. *	80,017	8,549,016
First Watch Restaurant Group, Inc. *	4,181	65,558
Frontdoor, Inc. *	42,658	996,917
Golden Entertainment, Inc. *	11,605	514,218
Graham Holdings Co., Class B	1,996	1,284,785
Grand Canyon Education, Inc. *	16,919	1,913,031
H&R Block, Inc.	83,304	3,641,218
Hilton Grand Vacations, Inc. *	42,407	1,866,756
Hilton Worldwide Holdings, Inc.	144,288	20,578,355
Hyatt Hotels Corp., Class A *	26,114	2,619,756
Jack in the Box, Inc.	11,141	805,494
Krispy Kreme, Inc.	34,715	535,305
Las Vegas Sands Corp. *	172,063	8,059,431
Laureate Education, Inc.	70,676	740,684
Life Time Group Holdings, Inc. *	29,283	375,701
Lindblad Expeditions Holdings, Inc. *	15,995	145,235
Marriott International, Inc., Class A	145,261	24,018,906
Marriott Vacations Worldwide Corp.	20,541	3,060,198
McDonald’s Corp.	386,143	105,335,949
MGM Resorts International	170,692	6,291,707
Mister Car Wash, Inc. *	41,479	424,745
Monarch Casino & Resort, Inc. *	7,088	601,417
Norwegian Cruise Line Holdings Ltd. *	219,167	3,603,105
OneSpaWorld Holdings Ltd. *	29,616	295,272
Papa John's International, Inc.	16,697	1,390,192
Penn Entertainment, Inc. *	83,109	2,924,606
Perdoceo Education Corp. *	37,884	543,635
Planet Fitness, Inc., Class A *	44,758	3,507,237
Playa Hotels & Resorts N.V. *	74,200	456,330
Portillo's, Inc., Class A *	19,173	387,103
Red Rock Resorts, Inc., Class A	25,747	1,160,160
Rover Group, Inc. *	54,864	264,444
Royal Caribbean Cruises Ltd. *	114,918	6,887,036
Rush Street Interactive, Inc. *	27,939	98,625
Ruth's Hospitality Group, Inc.	15,098	264,366
Scientific Games Corp. *	49,706	3,219,458
SeaWorld Entertainment, Inc. *	21,906	1,249,956
Service Corp. International	82,431	5,889,695
SECURITY	NUMBER OF SHARES	VALUE ($)
Shake Shack, Inc., Class A *	20,122	1,058,417
Six Flags Entertainment Corp. *	38,797	934,620
Sonder Holdings, Inc. *	80,347	142,214
Starbucks Corp.	602,910	61,617,402
Strategic Education, Inc.	11,609	949,616
Stride, Inc. *	21,152	748,992
Sweetgreen, Inc., Class A *(a)	39,019	559,142
Target Hospitality Corp. *	12,649	182,905
Texas Roadhouse, Inc.	34,934	3,469,645
The Cheesecake Factory, Inc.	24,965	874,774
The Wendy's Co.	88,201	1,989,815
Travel & Leisure Co.	43,917	1,707,054
Udemy, Inc. *	33,939	481,594
Vacasa, Inc., Class A *(a)	48,980	76,899
Vail Resorts, Inc.	21,381	5,506,463
Vivint Smart Home, Inc. *	21,142	196,198
Wingstop, Inc.	15,687	2,596,355
WW International, Inc. *	28,153	116,272
Wyndham Hotels & Resorts, Inc.	47,301	3,468,109
Wynn Resorts Ltd. *	54,238	4,537,551
Yum! Brands, Inc.	149,529	19,238,401
		485,288,805

Diversified Financials 5.5%
Affiliated Managers Group, Inc.	20,706	3,321,657
AGNC Investment Corp.	275,351	2,750,756
Alerus Financial Corp.	9,833	232,649
Ally Financial, Inc.	161,661	4,366,464
American Express Co.	315,365	49,698,370
Ameriprise Financial, Inc.	56,948	18,903,889
Annaly Capital Management, Inc.	229,340	4,969,798
Apollo Commercial Real Estate Finance, Inc.	67,641	836,043
Apollo Global Management, Inc.	228,853	15,880,110
Arbor Realty Trust, Inc.	88,867	1,322,341
Ares Management Corp., Class A	81,182	6,363,857
ARMOUR Residential REIT, Inc. (a)	56,517	332,320
Artisan Partners Asset Management, Inc., Class A	34,676	1,202,910
Assetmark Financial Holdings, Inc. *	12,201	303,317
B. Riley Financial, Inc.	8,968	393,875
Berkshire Hathaway, Inc., Class B *	947,637	301,917,148
BGC Partners, Inc., Class A	168,904	727,976
BlackRock, Inc.	79,159	56,677,844
Blackstone Mortgage Trust, Inc., Class A	88,976	2,248,424
Blackstone, Inc.	368,129	33,694,847
Blucora, Inc. *	25,241	632,287
Blue Owl Capital, Inc.	176,426	1,993,614
Bread Financial Holdings, Inc.	25,427	1,043,270
Brightsphere Investment Group, Inc.	17,952	365,503
BrightSpire Capital, Inc., Class A	46,189	329,789
Broadmark Realty Capital, Inc.	73,797	300,354
Cannae Holdings, Inc. *	39,049	904,765
Capital One Financial Corp.	201,870	20,841,059
Cboe Global Markets, Inc.	55,616	7,054,333
Chimera Investment Corp.	121,600	832,960
Claros Mortgage Trust, Inc. (a)	64,258	1,110,378
CME Group, Inc.	188,729	33,310,668
Cohen & Steers, Inc.	12,989	860,521
Coinbase Global, Inc., Class A *(a)	82,433	3,769,661
Cowen, Inc., Class A	14,365	555,351
Credit Acceptance Corp. *	3,173	1,503,875
Curo Group Holdings Corp.	11,122	39,706
Diamond Hill Investment Group, Inc.	1,690	300,752
Discover Financial Services	143,369	15,535,465
Donnelley Financial Solutions, Inc. *	13,640	520,775
Dynex Capital, Inc.	20,405	267,306

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ellington Financial, Inc.	30,665	418,271
Encore Capital Group, Inc. *	12,402	625,061
Enova International, Inc. *	16,469	664,359
Equitable Holdings, Inc.	182,821	5,802,739
Evercore, Inc., Class A	18,840	2,169,991
FactSet Research Systems, Inc.	20,004	9,227,645
Federated Hermes, Inc.	44,569	1,691,839
FirstCash Holdings, Inc.	19,970	1,874,384
Focus Financial Partners, Inc., Class A *	29,887	1,140,488
Forge Global Holdings, Inc. *(a)	52,574	72,552
Franklin BSP Realty Trust, Inc.	43,287	631,990
Franklin Resources, Inc.	148,772	3,988,577
Granite Point Mortgage Trust, Inc.	27,865	178,615
Green Dot Corp., Class A *	24,852	506,484
Hamilton Lane, Inc., Class A	18,082	1,335,898
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	45,955	1,490,780
Houlihan Lokey, Inc.	26,218	2,578,540
Interactive Brokers Group, Inc., Class A	53,670	4,309,701
Intercontinental Exchange, Inc.	292,983	31,732,989
Invesco Ltd.	238,138	4,550,817
Invesco Mortgage Capital, Inc.	16,767	220,151
Jackson Financial, Inc., Class A	31,362	1,171,371
Janus Henderson Group plc	69,433	1,755,961
Jefferies Financial Group, Inc.	97,179	3,691,830
KKR & Co., Inc.	301,750	15,666,860
KKR Real Estate Finance Trust, Inc.	30,055	497,410
Ladder Capital Corp.	56,821	630,713
Lazard Ltd., Class A	60,888	2,229,110
LendingClub Corp. *	55,282	569,957
LendingTree, Inc. *	5,868	140,539
LPL Financial Holdings, Inc.	41,787	9,891,401
MarketAxess Holdings, Inc.	19,884	5,327,321
MFA Financial, Inc.	51,296	573,489
Moelis & Co., Class A	33,953	1,467,449
Moneylion, Inc. *	50,250	37,517
Moody's Corp.	82,772	24,688,404
Morgan Stanley	702,963	65,424,766
Morningstar, Inc.	13,048	3,198,456
MSCI, Inc.	42,293	21,477,654
Nasdaq, Inc.	177,672	12,163,425
Navient Corp.	57,798	957,713
Nelnet, Inc., Class A	9,421	928,345
NerdWallet, Inc., Class A *	16,532	209,956
New York Mortgage Trust, Inc.	206,577	580,481
Northern Trust Corp.	109,026	10,151,411
OneMain Holdings, Inc.	64,479	2,537,893
Open Lending Corp., Class A *	53,338	377,100
PennyMac Mortgage Investment Trust	50,790	775,563
Piper Sandler Cos.	7,263	1,043,403
PJT Partners, Inc., Class A	12,930	995,739
PRA Group, Inc. *	20,156	692,963
PROG Holdings, Inc. *	27,651	544,448
Raymond James Financial, Inc.	102,124	11,938,296
Ready Capital Corp.	52,661	705,657
Redwood Trust, Inc.	65,597	518,216
Rithm Capital Corp.	241,340	2,184,127
Robinhood Markets, Inc., Class A *	264,435	2,535,932
S&P Global, Inc.	178,953	63,134,618
SEI Investments Co.	53,925	3,358,449
SLM Corp.	131,668	2,298,923
SoFi Technologies, Inc. *(a)	425,120	2,053,330
Starwood Property Trust, Inc.	163,241	3,494,990
State Street Corp.	193,382	15,406,744
StepStone Group, Inc., Class A	24,695	740,356
Stifel Financial Corp.	55,722	3,580,138
SECURITY	NUMBER OF SHARES	VALUE ($)
StoneX Group, Inc. *	9,168	930,277
Synchrony Financial	254,701	9,571,664
T. Rowe Price Group, Inc.	119,027	14,867,663
The Bank of New York Mellon Corp.	386,651	17,747,281
The Carlyle Group, Inc.	113,254	3,530,127
The Charles Schwab Corp. (b)	797,255	65,805,428
The Goldman Sachs Group, Inc.	179,355	69,257,933
TPG RE Finance Trust, Inc.	29,212	216,461
TPG, Inc.	26,772	891,508
Tradeweb Markets, Inc., Class A	56,386	3,465,484
Two Harbors Investment Corp.	44,514	730,030
Upstart Holdings, Inc. *(a)	36,638	716,273
Victory Capital Holdings, Inc., Class A	14,054	407,566
Virtu Financial, Inc., Class A	49,812	1,104,830
Virtus Investment Partners, Inc.	3,623	702,645
Voya Financial, Inc.	51,264	3,382,399
WisdomTree Investments, Inc.	62,774	349,651
World Acceptance Corp. *	2,091	148,273
		1,169,602,775

Energy 5.1%
Antero Midstream Corp.	174,730	1,979,691
Antero Resources Corp. *	147,987	5,408,925
APA Corp.	171,133	8,017,581
Arch Resources, Inc. (a)	9,693	1,499,992
Archaea Energy, Inc. *	38,386	995,733
Archrock, Inc.	69,308	603,673
Baker Hughes Co.	532,664	15,457,909
Brigham Minerals, Inc., Class A	27,674	980,490
Bristow Group, Inc. *	12,101	314,626
Cactus, Inc., Class A	31,556	1,716,331
California Resources Corp.	39,158	1,776,990
Callon Petroleum Co. *	26,804	1,123,624
ChampionX Corp.	106,810	3,294,020
Cheniere Energy, Inc.	131,002	22,972,511
Chesapeake Energy Corp.	50,597	5,236,790
Chevron Corp.	945,571	173,332,620
Chord Energy Corp.	22,027	3,359,778
Civitas Resources, Inc.	27,257	1,836,032
Clean Energy Fuels Corp. *	88,161	595,968
CNX Resources Corp. *	99,468	1,727,759
Comstock Resources, Inc.	46,795	858,688
ConocoPhillips	669,046	82,633,871
CONSOL Energy, Inc.	17,292	1,339,265
Core Laboratories N.V.	24,602	533,371
Coterra Energy, Inc.	417,676	11,657,337
CVR Energy, Inc.	15,163	558,757
Delek US Holdings, Inc.	37,229	1,153,354
Denbury, Inc. *	25,809	2,316,616
Devon Energy Corp.	344,081	23,576,430
Diamond Offshore Drilling, Inc. *	54,735	523,814
Diamondback Energy, Inc.	93,372	13,820,923
DMC Global, Inc. *	9,741	179,137
Dril-Quip, Inc. *	19,348	455,452
DT Midstream, Inc. *	50,374	3,039,063
Earthstone Energy, Inc., Class A *	19,653	311,304
Enviva, Inc.	16,051	910,894
EOG Resources, Inc.	307,621	43,660,649
EQT Corp.	193,667	8,213,417
Equitrans Midstream Corp.	226,963	1,904,220
Excelerate Energy, Inc., Class A	9,093	257,877
Expro Group Holdings N.V. *	35,916	623,861
Exxon Mobil Corp.	2,188,155	243,629,178
Green Plains, Inc. *	30,438	1,051,937
Gulfport Energy Corp. *	6,094	494,162
Halliburton Co.	478,005	18,111,609
Helix Energy Solutions Group, Inc. *	77,031	491,458
Helmerich & Payne, Inc.	55,044	2,811,648

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hess Corp.	146,054	21,018,631
HF Sinclair Corp.	76,052	4,741,082
HighPeak Energy, Inc. (a)	6,811	163,328
International Seaways, Inc.	21,672	933,630
Kinder Morgan, Inc.	1,041,534	19,914,130
Kinetik Holdings, Inc.	10,226	347,991
Kosmos Energy Ltd. *	236,753	1,574,407
Laredo Petroleum, Inc. *	8,951	571,342
Liberty Energy, Inc. *	83,152	1,374,503
Magnolia Oil & Gas Corp., Class A	87,756	2,288,676
Marathon Oil Corp.	355,536	10,890,068
Marathon Petroleum Corp.	262,121	31,928,959
Matador Resources Co.	59,448	3,944,969
Murphy Oil Corp.	76,942	3,631,662
Nabors Industries Ltd. *	4,595	727,526
New Fortress Energy, Inc.	24,899	1,267,359
NexTier Oilfield Solutions, Inc. *	82,699	842,703
Noble Corp. plc *	52,481	1,948,620
Northern Oil and Gas, Inc.	36,348	1,322,704
NOV, Inc.	207,861	4,668,558
Occidental Petroleum Corp.	391,934	27,235,494
Oceaneering International, Inc. *	54,108	821,901
ONEOK, Inc.	234,150	15,669,318
Ovintiv, Inc.	133,255	7,430,299
Par Pacific Holdings, Inc. *	28,850	675,956
Patterson-UTI Energy, Inc.	112,415	2,017,849
PBF Energy, Inc., Class A	59,745	2,376,059
PDC Energy, Inc.	50,700	3,768,024
Peabody Energy Corp. *	60,933	1,946,200
Permian Resources Corp., Class A	107,255	1,089,711
Phillips 66	252,948	27,429,681
Pioneer Natural Resources Co.	125,220	29,550,668
ProFrac Holding Corp., Class A *	13,127	309,535
ProPetro Holding Corp. *	43,447	477,048
Range Resources Corp.	129,821	3,747,932
RPC, Inc.	45,173	418,302
Schlumberger N.V.	743,637	38,334,487
SM Energy Co.	64,579	2,784,001
Southwestern Energy Co. *	589,649	4,080,371
Talos Energy, Inc. *	34,114	670,340
Targa Resources Corp.	119,036	8,855,088
TechnipFMC plc *	236,637	2,934,299
Tellurian, Inc. *	268,294	721,711
Texas Pacific Land Corp.	3,265	8,464,643
The Williams Cos., Inc.	641,647	22,265,151
Transocean Ltd. *	332,299	1,412,271
Uranium Energy Corp. *	175,874	682,391
US Silica Holdings, Inc. *	40,036	524,071
Valaris Ltd. *	31,544	2,082,219
Valero Energy Corp.	207,202	27,686,331
Weatherford International plc *	33,584	1,457,546
World Fuel Services Corp.	32,872	935,208
		1,080,304,288

Food & Staples Retailing 1.5%
Albertsons Cos., Inc., Class A	83,452	1,748,319
BJ's Wholesale Club Holdings, Inc. *	71,288	5,363,709
Casey's General Stores, Inc.	19,489	4,736,217
Costco Wholesale Corp.	232,657	125,460,287
Grocery Outlet Holding Corp. *	46,419	1,405,103
Ingles Markets, Inc., Class A	7,319	739,951
Performance Food Group Co. *	80,930	4,935,111
PriceSmart, Inc.	12,702	902,350
Rite Aid Corp. *	28,528	144,637
SpartanNash Co.	18,320	601,812
Sprouts Farmers Market, Inc. *	56,291	1,932,470
Sysco Corp.	267,850	23,171,704
The Andersons, Inc.	16,999	654,462
SECURITY	NUMBER OF SHARES	VALUE ($)
The Chefs' Warehouse, Inc. *	18,413	715,345
The Kroger Co.	342,210	16,833,310
United Natural Foods, Inc. *	30,961	1,476,220
US Foods Holding Corp. *	107,285	3,924,485
Walgreens Boots Alliance, Inc.	375,965	15,602,548
Walmart, Inc.	748,185	114,038,358
Weis Markets, Inc.	9,026	787,157
		325,173,555

Food, Beverage & Tobacco 3.4%
Altria Group, Inc.	945,857	44,058,019
AppHarvest, Inc. *(a)	29,256	26,383
Archer-Daniels-Midland Co.	293,992	28,664,220
B&G Foods, Inc. (a)	37,667	500,218
Benson Hill, Inc. *(a)	71,697	222,978
Beyond Meat, Inc. *(a)	31,213	455,398
BRC, Inc., Class A *(a)	18,853	115,192
Brown-Forman Corp., Class A	29,670	2,165,613
Brown-Forman Corp., Class B	95,650	6,984,363
Bunge Ltd.	79,915	8,378,289
Calavo Growers, Inc.	8,874	310,235
Cal-Maine Foods, Inc.	20,512	1,195,439
Campbell Soup Co.	106,031	5,690,684
Celsius Holdings, Inc. *	20,992	2,337,249
Coca-Cola Consolidated, Inc.	2,397	1,178,845
Conagra Brands, Inc.	252,235	9,579,885
Constellation Brands, Inc., Class A	84,247	21,680,965
Darling Ingredients, Inc. *	84,295	6,054,910
Flowers Foods, Inc.	101,232	3,042,022
Fresh Del Monte Produce, Inc.	16,106	445,814
Freshpet, Inc. *	25,299	1,695,539
General Mills, Inc.	312,847	26,685,849
Hormel Foods Corp.	152,536	7,169,192
Hostess Brands, Inc. *	70,268	1,855,075
Ingredion, Inc.	34,169	3,347,537
J&J Snack Foods Corp.	7,733	1,268,367
John B Sanfilippo & Son, Inc. *	4,469	378,480
Kellogg Co.	134,208	9,790,474
Keurig Dr Pepper, Inc.	446,160	17,253,007
Lamb Weston Holdings, Inc.	75,601	6,569,727
Lancaster Colony Corp.	10,466	2,167,927
McCormick & Co., Inc. Non Voting Shares	131,775	11,224,595
MGP Ingredients, Inc.	7,953	994,602
Mission Produce, Inc. *	21,598	343,192
Molson Coors Beverage Co., Class B	99,253	5,469,833
Mondelez International, Inc., Class A	719,543	48,648,302
Monster Beverage Corp. *	202,054	20,783,274
National Beverage Corp.	12,664	652,576
PepsiCo, Inc.	724,435	134,389,937
Philip Morris International, Inc.	814,246	81,155,899
Pilgrim's Pride Corp. *	24,958	652,901
Post Holdings, Inc. *	28,463	2,664,421
Seaboard Corp.	127	502,012
Sovos Brands, Inc. *	20,112	289,412
Tattooed Chef, Inc. *(a)	24,769	37,401
The Boston Beer Co., Inc., Class A *	4,975	1,912,241
The Coca-Cola Co.	2,043,041	129,957,838
The Duckhorn Portfolio, Inc. *	22,332	358,652
The Hain Celestial Group, Inc. *	46,177	865,357
The Hershey Co.	77,260	18,169,234
The J.M. Smucker Co.	55,857	8,602,537
The Kraft Heinz Co.	418,364	16,462,623
The Simply Good Foods Co. *	44,588	1,779,061
The Vita Coco Co., Inc. *(a)	12,589	149,054
Tootsie Roll Industries, Inc.	9,662	434,307
TreeHouse Foods, Inc. *	26,365	1,303,222
Turning Point Brands, Inc.	7,166	157,795

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tyson Foods, Inc., Class A	151,723	10,056,200
Universal Corp.	13,332	758,724
Utz Brands, Inc.	34,844	664,127
Vector Group Ltd.	66,514	738,305
Vital Farms, Inc. *	12,907	184,183
		721,629,712

Health Care Equipment & Services 6.1%
1Life Healthcare, Inc. *	86,407	1,468,055
23andMe Holding Co., Class A *	137,106	418,173
Abbott Laboratories	919,518	98,921,746
ABIOMED, Inc. *	24,014	9,072,249
Acadia Healthcare Co., Inc. *	47,407	4,222,067
Accolade, Inc. *	29,660	261,898
AdaptHealth Corp. *	40,388	901,056
Addus HomeCare Corp. *	8,466	933,630
Agiliti, Inc. *	18,045	297,923
agilon health, Inc. *	103,452	1,816,617
AirSculpt Technologies, Inc.	4,793	17,159
Align Technology, Inc. *	38,465	7,564,527
Alignment Healthcare, Inc. *	43,317	576,116
Allscripts Healthcare Solutions, Inc. *	57,624	1,091,399
Amedisys, Inc. *	16,959	1,544,795
American Well Corp., Class A *	129,198	471,573
AmerisourceBergen Corp.	84,935	14,497,555
AMN Healthcare Services, Inc. *	22,651	2,801,929
AngioDynamics, Inc. *	21,910	283,735
Apollo Medical Holdings, Inc. *	20,840	593,106
Artivion, Inc. *	20,068	256,670
AtriCure, Inc. *	23,886	1,088,246
Atrion Corp.	747	451,786
Avanos Medical, Inc. *	24,614	662,117
Aveanna Healthcare Holdings, Inc. *	35,997	24,424
AxoGen, Inc. *	22,872	250,448
Axonics, Inc. *	25,751	1,763,428
Baxter International, Inc.	264,088	14,928,895
Becton Dickinson & Co.	149,723	37,331,933
Bioventus, Inc., Class A *	12,677	24,720
Boston Scientific Corp. *	751,938	34,040,233
Brookdale Senior Living, Inc. *	97,662	307,635
Butterfly Network, Inc. *	78,586	253,833
Cano Health, Inc. *	87,405	166,070
Cardinal Health, Inc.	142,844	11,451,803
Cardiovascular Systems, Inc. *	21,362	299,282
Castle Biosciences, Inc. *	11,983	282,679
Centene Corp. *	300,276	26,139,026
Certara, Inc. *	56,784	964,192
Cerus Corp. *	93,817	375,268
Chemed Corp.	7,779	4,045,080
Cigna Corp.	160,322	52,728,303
Clover Health Investments Corp. *	174,919	229,144
Community Health Systems, Inc. *	63,522	217,880
Computer Programs & Systems, Inc. *	6,949	205,690
CONMED Corp.	15,914	1,318,475
CorVel Corp. *	4,874	745,576
CVS Health Corp.	689,420	70,238,110
DaVita, Inc. *	29,252	2,156,750
Definitive Healthcare Corp. *	19,072	216,849
Dentsply Sirona, Inc.	113,588	3,437,173
DexCom, Inc. *	206,259	23,983,797
DocGo, Inc. *	44,313	325,701
Doximity, Inc., Class A *	57,819	1,965,268
Edwards Lifesciences Corp. *	325,245	25,125,176
Elevance Health, Inc.	126,058	67,178,829
Embecta Corp.	31,332	1,031,449
Encompass Health Corp.	53,507	3,129,089
Enovis Corp. *	24,569	1,329,920
SECURITY	NUMBER OF SHARES	VALUE ($)
Envista Holdings Corp. *	85,628	2,921,627
Evolent Health, Inc., Class A *	42,821	1,232,817
Figs, Inc., Class A *	66,620	521,635
Fulgent Genetics, Inc. *	9,954	361,032
Glaukos Corp. *	24,629	1,146,973
Globus Medical, Inc., Class A *	40,196	2,970,082
GoodRx Holdings, Inc., Class A *	37,907	165,275
Guardant Health, Inc. *	53,665	2,808,826
Haemonetics Corp. *	26,812	2,287,332
HCA Healthcare, Inc.	112,910	27,123,240
Health Catalyst, Inc. *	30,382	318,403
HealthEquity, Inc. *	43,909	2,787,343
HealthStream, Inc. *	12,187	309,550
Henry Schein, Inc. *	71,686	5,800,831
Heska Corp. *	4,964	319,433
Hims & Hers Health, Inc. *	64,859	401,477
Hologic, Inc. *	131,340	10,002,854
Humana, Inc.	66,468	36,550,753
ICU Medical, Inc. *	10,578	1,684,335
IDEXX Laboratories, Inc. *	43,719	18,618,611
Inari Medical, Inc. *	25,138	1,849,654
Innovage Holding Corp. *(a)	12,120	78,538
Inogen, Inc. *	11,833	264,113
Inspire Medical Systems, Inc. *	14,498	3,502,282
Insulet Corp. *	36,652	10,972,509
Integer Holdings Corp. *	17,508	1,301,195
Integra LifeSciences Holdings Corp. *	38,412	2,110,355
Intuitive Surgical, Inc. *	187,447	50,683,794
Invitae Corp. *	113,029	335,696
iRhythm Technologies, Inc. *	15,970	1,741,529
Laboratory Corp. of America Holdings	47,735	11,489,814
Lantheus Holdings, Inc. *	35,623	2,211,476
LeMaitre Vascular, Inc.	9,993	468,172
LHC Group, Inc. *	16,189	2,645,444
LifeStance Health Group, Inc. *	49,470	251,802
LivaNova plc *	28,376	1,571,179
Masimo Corp. *	25,288	3,665,243
McKesson Corp.	75,560	28,839,741
Medtronic plc	698,107	55,178,377
Meridian Bioscience, Inc. *	23,513	752,416
Merit Medical Systems, Inc. *	29,645	2,134,440
Mesa Laboratories, Inc.	2,759	466,740
ModivCare, Inc. *	6,629	510,433
Molina Healthcare, Inc. *	30,404	10,239,155
Multiplan Corp. *	122,431	182,422
National HealthCare Corp.	7,164	441,589
National Research Corp.	7,892	305,736
Neogen Corp. *	113,162	1,873,963
Nevro Corp. *	18,141	847,366
NextGen Healthcare, Inc. *	28,819	599,435
Novocure Ltd. *	47,127	3,621,239
NuVasive, Inc. *	26,727	1,038,077
Oak Street Health, Inc. *	60,786	1,314,193
OmniAb, Inc., Class A *(c)	3,073	0
OmniAb, Inc., Class B *(c)	3,073	0
Omnicell, Inc. *	23,348	1,204,990
OPKO Health, Inc. *	219,346	329,019
Option Care Health, Inc. *	81,010	2,439,211
OraSure Technologies, Inc. *	40,945	206,363
Orthofix Medical, Inc. *	9,709	174,665
OrthoPediatrics Corp. *	7,833	344,574
Outset Medical, Inc. *	25,290	533,113
Owens & Minor, Inc.	40,486	834,416
Paragon 28, Inc. *	13,361	273,901
Patterson Cos., Inc.	45,723	1,300,362
Pediatrix Medical Group, Inc. *	44,993	718,988
Penumbra, Inc. *	19,811	4,150,603
PetIQ, Inc. *	14,688	174,347

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Phreesia, Inc. *	28,226	785,247
Premier, Inc., Class A	62,384	2,080,506
Privia Health Group, Inc. *	25,637	613,493
PROCEPT BioRobotics Corp. *	17,020	730,158
Progyny, Inc. *	39,429	1,444,284
Pulmonx Corp. *	18,115	109,052
Quest Diagnostics, Inc.	61,085	9,274,536
QuidelOrtho Corp. *	28,382	2,486,547
R1 RCM, Inc. *	73,043	661,039
RadNet, Inc. *	23,776	470,052
ResMed, Inc.	76,794	17,677,979
Schrodinger, Inc. *	29,215	525,870
Select Medical Holdings Corp.	54,047	1,328,475
Sema4 Holdings Corp. *	143,276	59,345
Semler Scientific, Inc. *	2,627	77,864
Senseonics Holdings, Inc. *(a)	253,483	281,366
Sharecare, Inc. *	177,720	339,445
Shockwave Medical, Inc. *	18,937	4,802,423
SI-BONE, Inc. *	15,516	190,536
Sight Sciences, Inc. *	13,915	155,431
Signify Health, Inc., Class A *	36,182	1,035,529
Silk Road Medical, Inc. *	19,708	1,049,451
Simulations Plus, Inc.	8,579	348,222
STAAR Surgical Co. *	25,318	1,445,911
STERIS plc	52,537	9,758,222
Stryker Corp.	176,963	41,389,876
Surgery Partners, Inc. *	32,711	926,048
Surmodics, Inc. *	7,974	288,101
Tandem Diabetes Care, Inc. *	33,715	1,417,716
Teladoc Health, Inc. *	85,443	2,435,980
Teleflex, Inc.	24,595	5,758,181
Tenet Healthcare Corp. *	56,284	2,599,195
The Cooper Cos., Inc.	25,834	8,172,586
The Ensign Group, Inc.	28,944	2,749,680
The Joint Corp. *	7,015	104,594
The Pennant Group, Inc. *	13,198	136,467
TransMedics Group, Inc. *	16,362	1,012,317
Treace Medical Concepts, Inc. *	16,541	382,924
UnitedHealth Group, Inc.	491,114	269,012,605
Universal Health Services, Inc., Class B	34,378	4,498,361
US Physical Therapy, Inc.	6,941	599,772
Varex Imaging Corp. *	20,611	437,778
Veeva Systems, Inc., Class A *	73,897	14,067,033
Vicarious Surgical, Inc. *(a)	26,999	94,497
ViewRay, Inc. *	71,034	342,384
Zimmer Biomet Holdings, Inc.	110,108	13,223,971
Zimvie, Inc. *	10,759	96,185
		1,300,408,587

Household & Personal Products 1.5%
BellRing Brands, Inc. *	70,696	1,761,037
Central Garden & Pet Co. *	5,310	217,976
Central Garden & Pet Co., Class A *	21,811	852,156
Church & Dwight Co., Inc.	127,038	10,400,601
Colgate-Palmolive Co.	438,410	33,968,007
Coty, Inc., Class A *	189,357	1,490,240
Edgewell Personal Care Co.	27,337	1,181,232
elf Beauty, Inc. *	26,002	1,429,070
Energizer Holdings, Inc.	34,770	1,185,309
Herbalife Nutrition Ltd. *	51,162	896,358
Inter Parfums, Inc.	9,365	892,391
Kimberly-Clark Corp.	177,420	24,063,475
Medifast, Inc.	5,909	744,829
Nu Skin Enterprises, Inc., Class A	27,440	1,144,522
Olaplex Holdings, Inc. *	43,974	262,525
Reynolds Consumer Products, Inc.	28,391	907,376
Spectrum Brands Holdings, Inc.	21,479	1,144,186
SECURITY	NUMBER OF SHARES	VALUE ($)
The Beauty Health Co. *	55,337	594,873
The Clorox Co.	64,787	9,630,588
The Estee Lauder Cos., Inc., Class A	122,012	28,769,209
The Honest Co., Inc. *	30,550	87,984
The Procter & Gamble Co.	1,254,488	187,119,430
USANA Health Sciences, Inc. *	5,390	296,666
Veru, Inc. *(a)	27,314	155,144
WD-40 Co.	7,177	1,202,147
		310,397,331

Insurance 2.4%
Aflac, Inc.	302,001	21,722,932
Ambac Financial Group, Inc. *	22,812	370,923
American Equity Investment Life Holding Co.	37,084	1,502,273
American Financial Group, Inc.	36,915	5,250,051
American International Group, Inc.	399,226	25,195,153
AMERISAFE, Inc.	10,067	597,678
Aon plc, Class A	110,765	34,146,634
Arch Capital Group Ltd. *	193,521	11,593,843
Argo Group International Holdings Ltd.	18,213	495,029
Arthur J. Gallagher & Co.	110,568	22,015,194
Assurant, Inc.	27,814	3,566,311
Assured Guaranty Ltd.	32,404	2,157,134
Axis Capital Holdings Ltd.	40,474	2,329,683
Bright Health Group, Inc. *	136,334	134,562
Brighthouse Financial, Inc. *	37,431	2,086,404
Brown & Brown, Inc.	122,549	7,302,695
BRP Group, Inc., Class A *	31,575	948,513
Chubb Ltd.	219,500	48,200,005
Cincinnati Financial Corp.	83,959	9,316,091
CNA Financial Corp.	15,053	640,957
CNO Financial Group, Inc.	59,239	1,390,932
Employers Holdings, Inc.	14,132	656,714
Enstar Group Ltd. *	7,371	1,606,804
Erie Indemnity Co., Class A	13,035	3,680,954
Everest Re Group Ltd.	20,735	7,007,186
Fidelity National Financial, Inc.	144,863	5,846,671
First American Financial Corp.	54,523	2,979,682
Genworth Financial, Inc., Class A *	265,007	1,332,985
Globe Life, Inc.	47,471	5,694,621
Goosehead Insurance, Inc., Class A *	11,177	453,898
Hagerty, Inc., Class A *(a)	14,224	129,723
Hippo Holdings, Inc. *(a)	7,776	116,096
Horace Mann Educators Corp.	20,932	807,766
James River Group Holdings Ltd.	19,242	462,193
Kemper Corp.	33,400	1,901,128
Kinsale Capital Group, Inc.	11,214	3,456,267
Lemonade, Inc. *(a)	23,579	468,043
Lincoln National Corp.	81,252	3,163,953
Loews Corp.	105,747	6,149,188
Markel Corp. *	7,106	9,414,313
Marsh & McLennan Cos., Inc.	262,280	45,421,650
MBIA, Inc. *	23,582	299,727
Mercury General Corp.	14,777	536,110
MetLife, Inc.	351,927	26,992,801
National Western Life Group, Inc., Class A	1,192	251,274
Old Republic International Corp.	149,997	3,674,926
Oscar Health, Inc., Class A *	57,684	166,130
Palomar Holdings, Inc. *	13,181	826,976
Primerica, Inc.	19,622	2,924,267
Principal Financial Group, Inc.	122,044	10,944,906
ProAssurance Corp.	29,550	590,704
Prudential Financial, Inc.	195,157	21,082,811
Reinsurance Group of America, Inc.	35,355	5,105,262
RenaissanceRe Holdings Ltd.	22,893	4,324,717

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
RLI Corp.	21,233	2,761,776
Ryan Specialty Group Holdings, Inc., Class A *	43,099	1,736,028
Safety Insurance Group, Inc.	7,588	696,123
Selective Insurance Group, Inc.	31,407	3,018,841
Selectquote, Inc. *	62,900	37,746
SiriusPoint Ltd. *	41,736	272,119
Stewart Information Services Corp.	14,468	640,354
The Allstate Corp.	141,845	18,993,045
The Hanover Insurance Group, Inc.	18,836	2,774,543
The Hartford Financial Services Group, Inc.	169,416	12,938,300
The Progressive Corp.	307,328	40,613,395
The Travelers Cos., Inc.	124,828	23,693,603
Trupanion, Inc. *	17,950	938,246
United Fire Group, Inc.	11,838	361,651
Unum Group	98,424	4,151,524
W.R. Berkley Corp.	107,107	8,170,122
White Mountains Insurance Group Ltd.	1,343	1,824,949
Willis Towers Watson plc	57,826	14,234,448
		517,290,256

Materials 3.0%
5E Advanced Materials, Inc. *(a)	14,447	161,806
AdvanSix, Inc.	14,622	601,842
Air Products and Chemicals, Inc.	116,561	36,152,560
Albemarle Corp.	61,531	17,105,003
Alcoa Corp.	94,221	4,723,299
Alpha Metallurgical Resources, Inc.	8,228	1,408,880
Amcor plc	790,517	9,762,885
Amyris, Inc. *(a)	120,674	208,766
AptarGroup, Inc.	34,158	3,625,530
Arconic Corp. *	53,620	1,277,765
Ashland, Inc.	26,691	2,985,922
ATI, Inc. *	67,876	2,070,897
Avery Dennison Corp.	42,862	8,286,510
Avient Corp.	44,809	1,550,840
Axalta Coating Systems Ltd. *	114,961	3,085,553
Balchem Corp.	16,684	2,349,107
Ball Corp.	164,731	9,238,114
Berry Global Group, Inc.	65,575	3,842,695
Cabot Corp.	29,537	2,174,514
Carpenter Technology Corp.	25,103	1,030,729
Celanese Corp.	52,091	5,589,364
Century Aluminum Co. *	25,422	229,052
CF Industries Holdings, Inc.	104,884	11,347,400
Chase Corp.	4,153	394,535
Clearwater Paper Corp. *	9,262	361,496
Cleveland-Cliffs, Inc. *	270,580	4,188,578
Coeur Mining, Inc. *	154,148	539,518
Commercial Metals Co.	63,526	3,126,750
Compass Minerals International, Inc.	17,952	796,171
Corteva, Inc.	377,212	25,333,558
Crown Holdings, Inc.	63,484	5,219,020
Danimer Scientific, Inc. *(a)	45,382	120,716
Diversey Holdings Ltd. *	40,814	209,784
Dow, Inc.	377,569	19,244,692
DuPont de Nemours, Inc.	263,922	18,609,140
Eagle Materials, Inc.	19,804	2,700,077
Eastman Chemical Co.	64,246	5,564,989
Ecolab, Inc.	130,201	19,508,016
Ecovyst, Inc. *	37,745	350,651
Element Solutions, Inc.	118,617	2,320,149
FMC Corp.	66,269	8,657,382
Freeport-McMoRan, Inc.	750,861	29,884,268
Ginkgo Bioworks Holdings, Inc. *(a)	435,283	866,213
Graphic Packaging Holding Co.	160,661	3,691,990
SECURITY	NUMBER OF SHARES	VALUE ($)
Greif, Inc., Class A	16,906	1,188,661
H.B. Fuller Co.	27,410	2,201,297
Hawkins, Inc.	9,206	382,970
Hecla Mining Co.	293,813	1,601,281
Huntsman Corp.	98,967	2,749,303
Ingevity Corp. *	18,739	1,466,702
Innospec, Inc.	13,073	1,449,665
International Flavors & Fragrances, Inc.	134,188	14,199,774
International Paper Co.	189,838	7,046,787
Kaiser Aluminum Corp.	8,075	729,980
Koppers Holdings, Inc.	12,152	362,008
Kronos Worldwide, Inc.	12,990	119,638
Linde plc	261,653	88,041,001
Livent Corp. *	93,757	2,624,258
Louisiana-Pacific Corp.	38,691	2,468,486
LSB Industries, Inc. *	27,829	429,401
LyondellBasell Industries N.V., Class A	133,877	11,380,884
Martin Marietta Materials, Inc.	32,789	12,016,513
Materion Corp.	10,772	867,792
Mativ Holdings, Inc.	28,462	591,156
Mercer International, Inc.	22,205	306,429
Minerals Technologies, Inc.	16,881	1,017,755
MP Materials Corp. *	48,277	1,605,210
Myers Industries, Inc.	20,231	472,192
NewMarket Corp.	3,652	1,154,105
Newmont Corp.	416,927	19,791,525
Nucor Corp.	137,443	20,609,578
O-I Glass, Inc. *	83,310	1,367,117
Olin Corp.	70,507	4,017,489
Orion Engineered Carbons S.A.	31,257	587,006
Packaging Corp. of America	49,520	6,729,273
Pactiv Evergreen, Inc.	20,946	243,811
Perimeter Solutions S.A. *	80,247	869,877
Piedmont Lithium, Inc. *	8,341	480,942
PPG Industries, Inc.	123,746	16,732,934
PureCycle Technologies, Inc. *(a)	69,346	481,261
Quaker Chemical Corp.	7,141	1,405,277
Ranpak Holdings Corp. *	20,511	110,965
Reliance Steel & Aluminum Co.	31,621	6,681,201
Resolute Forest Products, Inc. *	23,137	488,191
Royal Gold, Inc.	34,617	3,888,528
RPM International, Inc.	67,521	6,996,526
Schnitzer Steel Industries, Inc., Class A	13,667	469,188
Sealed Air Corp.	76,058	4,048,567
Sensient Technologies Corp.	21,572	1,611,644
Silgan Holdings, Inc.	44,343	2,345,745
Sonoco Products Co.	51,459	3,158,039
Steel Dynamics, Inc.	91,707	9,531,109
Stepan Co.	10,819	1,207,076
Summit Materials, Inc., Class A *	62,824	1,902,939
SunCoke Energy, Inc.	40,072	339,009
Sylvamo Corp.	16,809	909,199
The Chemours Co.	81,181	2,520,670
The Mosaic Co.	180,883	9,279,298
The Scotts Miracle-Gro Co.	21,021	1,175,705
The Sherwin-Williams Co.	123,894	30,871,907
TimkenSteel Corp. *	20,756	388,137
TriMas Corp.	21,106	577,249
Trinseo plc	18,583	458,071
Tronox Holdings plc, Class A	59,796	844,917
United States Lime & Minerals, Inc.	858	119,245
United States Steel Corp.	123,874	3,256,647
Valhi, Inc.	1,217	27,090
Valvoline, Inc.	92,498	3,050,584
Vulcan Materials Co.	70,008	12,834,567
Warrior Met Coal, Inc.	27,159	999,994

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Westlake Corp.	18,158	1,954,709
Westrock Co.	133,876	5,076,578
Worthington Industries, Inc.	16,157	916,748
		628,326,106

Media & Entertainment 5.8%
Activision Blizzard, Inc.	373,894	27,649,461
Advantage Solutions, Inc. *	54,758	135,800
Alphabet, Inc., Class A *	3,148,945	318,011,956
Alphabet, Inc., Class C *	2,815,908	285,673,867
Altice USA, Inc., Class A *	111,538	508,613
AMC Entertainment Holdings, Inc., Class A *(a)	271,208	1,960,834
AMC Networks, Inc., Class A *	15,216	303,711
Angi, Inc. *	41,367	92,248
Bumble, Inc., Class A *	41,359	1,007,505
Cable One, Inc.	2,559	1,853,458
Cardlytics, Inc. *	16,956	76,132
Cargurus, Inc. *	48,823	638,605
Cars.com, Inc. *	33,798	499,534
Charter Communications, Inc., Class A *	58,156	22,755,861
Cinemark Holdings, Inc. *	57,926	788,373
Clear Channel Outdoor Holdings, Inc. *	256,119	289,414
Comcast Corp., Class A	2,314,489	84,802,877
DISH Network Corp., Class A *	130,210	2,089,871
Electronic Arts, Inc.	138,754	18,146,248
Endeavor Group Holdings, Inc., Class A *	89,809	1,974,900
Eventbrite, Inc., Class A *	40,852	297,811
Fox Corp., Class A	161,826	5,251,254
Fox Corp., Class B	72,580	2,215,142
fuboTV, Inc. *(a)	103,720	289,379
Gannett Co., Inc. *	83,988	209,970
Gray Television, Inc.	45,191	528,735
IAC, Inc. *	41,107	2,133,042
iHeartMedia, Inc., Class A *	55,747	448,206
Integral Ad Science Holding Corp. *	19,985	198,851
John Wiley & Sons, Inc., Class A	23,089	1,094,649
Liberty Broadband Corp., Class A *	8,964	808,553
Liberty Broadband Corp., Class C *	64,849	5,892,180
Liberty Media Corp. - Liberty Braves, Class A *	5,522	182,889
Liberty Media Corp. - Liberty Braves, Class C *	19,309	629,087
Liberty Media Corp. - Liberty Formula One, Class A *	12,546	689,654
Liberty Media Corp. - Liberty Formula One, Class C *	108,465	6,609,857
Liberty Media Corp. - Liberty SiriusXM, Class A	39,062	1,711,697
Liberty Media Corp. - Liberty SiriusXM, Class C *	80,283	3,518,804
Lions Gate Entertainment Corp., Class A *	29,270	223,623
Lions Gate Entertainment Corp., Class B *	65,167	463,989
Live Nation Entertainment, Inc. *	74,401	5,413,417
Madison Square Garden Entertainment Corp. *	13,375	643,605
Madison Square Garden Sports Corp.	9,479	1,543,560
Magnite, Inc. *	59,168	657,356
Match Group, Inc. *	148,270	7,496,531
MediaAlpha, Inc., Class A *	10,072	119,555
Meta Platforms, Inc., Class A *	1,198,283	141,517,222
SECURITY	NUMBER OF SHARES	VALUE ($)
Netflix, Inc. *	233,431	71,320,173
News Corp., Class A	203,336	3,893,884
News Corp., Class B	62,615	1,217,862
Nexstar Media Group, Inc.	20,325	3,852,807
Nextdoor Holdings, Inc. *	68,297	153,668
Omnicom Group, Inc.	107,474	8,572,126
Paramount Global, Class B	269,820	5,417,986
Pinterest, Inc., Class A *	305,362	7,762,302
Playtika Holding Corp. *	48,142	454,942
QuinStreet, Inc. *	24,251	345,092
ROBLOX Corp., Class A *	188,610	5,992,140
Roku, Inc. *	64,156	3,808,942
Scholastic Corp.	15,268	627,820
Shutterstock, Inc.	12,073	649,769
Sinclair Broadcast Group, Inc., Class A	22,080	409,805
Sirius XM Holdings, Inc. (a)	368,518	2,391,682
Skillz, Inc. *	182,441	178,591
Snap, Inc., Class A *	540,933	5,577,019
System1, Inc. *	10,179	53,236
Take-Two Interactive Software, Inc. *	82,553	8,725,027
TechTarget, Inc. *	13,793	629,788
TEGNA, Inc.	119,310	2,355,179
The E.W. Scripps Co., Class A *	29,340	439,513
The Interpublic Group of Cos., Inc.	205,385	7,057,029
The New York Times Co., Class A	87,238	3,197,273
The Trade Desk, Inc., Class A *	232,430	12,118,900
The Walt Disney Co. *	956,989	93,660,513
TripAdvisor, Inc. *	53,413	1,089,091
Vimeo, Inc. *	81,042	346,860
Warner Bros Discovery, Inc. *	1,161,362	13,239,527
Warner Music Group Corp., Class A	61,843	2,119,360
WideOpenWest, Inc. *	28,910	300,086
World Wrestling Entertainment, Inc., Class A	22,950	1,833,246
Yelp, Inc. *	36,475	1,128,901
Ziff Davis, Inc. *	24,828	2,290,631
ZipRecruiter, Inc., Class A *	29,751	492,677
ZoomInfo Technologies, Inc. *	141,801	4,055,509
		1,237,806,842

Pharmaceuticals, Biotechnology & Life Sciences 8.7%
10X Genomics, Inc., Class A *	49,343	1,907,600
2seventy bio, Inc. *	20,537	321,815
4D Molecular Therapeutics, Inc. *	15,526	375,263
AbbVie, Inc.	928,580	149,668,524
Absci Corp. *	25,224	63,060
ACADIA Pharmaceuticals, Inc. *	63,084	982,849
Aclaris Therapeutics, Inc. *	27,018	411,214
Adaptive Biotechnologies Corp. *	56,422	495,385
Agenus, Inc. *	138,346	373,534
Agilent Technologies, Inc.	156,938	24,322,251
Agios Pharmaceuticals, Inc. *	28,939	872,221
Akero Therapeutics, Inc. *	15,699	730,004
Akoya Biosciences, Inc. *	10,316	133,902
Alector, Inc. *	30,579	259,616
Alkermes plc *	85,730	2,124,389
Allogene Therapeutics, Inc. *	47,786	471,170
Allovir, Inc. *	24,213	181,840
Alnylam Pharmaceuticals, Inc. *	63,334	13,970,847
ALX Oncology Holdings, Inc. *	8,929	99,112
Amgen, Inc.	280,977	80,471,813
Amicus Therapeutics, Inc. *	130,343	1,577,150
Amneal Pharmaceuticals, Inc. *	56,969	145,841
Amphastar Pharmaceuticals, Inc. *	19,295	569,010
Amylyx Pharmaceuticals, Inc. *	20,450	784,667
AnaptysBio, Inc. *	11,510	318,021
Anavex Life Sciences Corp. *	38,941	343,460

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Anika Therapeutics, Inc. *	7,652	241,344
Apellis Pharmaceuticals, Inc. *	48,887	2,440,928
Arcellx, Inc. *	14,242	283,986
Arcturus Therapeutics Holdings, Inc. *	10,931	201,568
Arcus Biosciences, Inc. *	27,315	960,669
Arcutis Biotherapeutics, Inc. *	20,372	351,010
Arrowhead Pharmaceuticals, Inc. *	54,845	1,766,009
Arvinas, Inc. *	25,385	1,041,800
Atara Biotherapeutics, Inc. *	50,641	229,404
Atea Pharmaceuticals, Inc. *	40,040	187,788
Avantor, Inc. *	353,199	7,869,274
Avid Bioservices, Inc. *	30,890	483,737
Avidity Biosciences, Inc. *	26,938	313,558
Axsome Therapeutics, Inc. *	16,508	1,193,363
Azenta, Inc.	39,116	2,355,174
Beam Therapeutics, Inc. *	31,002	1,431,982
Berkeley Lights, Inc. *	24,329	71,527
BioCryst Pharmaceuticals, Inc. *	95,451	1,275,225
Biogen, Inc. *	76,279	23,278,062
Biohaven Ltd. *	29,904	473,081
BioLife Solutions, Inc. *	17,999	381,039
BioMarin Pharmaceutical, Inc. *	98,308	9,927,142
Bionano Genomics, Inc. *(a)	154,915	311,379
Bio-Rad Laboratories, Inc., Class A *	11,171	4,632,725
Bio-Techne Corp.	81,957	6,965,525
Bioxcel Therapeutics, Inc. *(a)	10,962	181,640
Blueprint Medicines Corp. *	30,944	1,478,814
Bridgebio Pharma, Inc. *	54,918	514,582
Bristol-Myers Squibb Co.	1,121,198	90,009,775
Bruker Corp.	53,615	3,614,187
C4 Therapeutics, Inc. *	25,219	216,127
Cara Therapeutics, Inc. *	22,027	259,919
CareDx, Inc. *	27,571	357,044
Caribou Biosciences, Inc. *	28,648	266,713
Cassava Sciences, Inc. *(a)	19,433	676,851
Catalent, Inc. *	93,663	4,695,326
Catalyst Pharmaceuticals, Inc. *	49,406	828,539
Celldex Therapeutics, Inc. *	23,801	882,779
Century Therapeutics, Inc. *(a)	11,094	116,487
Cerevel Therapeutics Holdings, Inc. *	33,414	967,669
Charles River Laboratories International, Inc. *	26,652	6,091,848
Chinook Therapeutics, Inc. *	23,096	523,124
CinCor Pharma, Inc. *(a)	9,364	110,495
Codexis, Inc. *	31,428	171,911
Coherus Biosciences, Inc. *	34,633	237,582
Collegium Pharmaceutical, Inc. *	18,267	399,499
Corcept Therapeutics, Inc. *	50,080	1,266,022
Crinetics Pharmaceuticals, Inc. *	22,310	398,680
CRISPR Therapeutics AG *	40,843	2,237,788
CryoPort, Inc. *	24,815	490,096
Cullinan Oncology, Inc. *	17,141	213,063
Cytek Biosciences, Inc. *	41,896	540,039
Cytokinetics, Inc. *	49,229	2,092,233
Danaher Corp.	343,929	94,033,628
Day One Biopharmaceuticals, Inc. *	14,251	302,549
Deciphera Pharmaceuticals, Inc. *	26,811	426,563
Denali Therapeutics, Inc. *	57,578	1,837,314
Design Therapeutics, Inc. *	15,456	216,384
DICE Therapeutics, Inc. *	17,219	599,393
Dynavax Technologies Corp. *	62,368	773,987
Dyne Therapeutics, Inc. *	13,632	159,494
Eagle Pharmaceuticals, Inc. *	5,378	195,329
Edgewise Therapeutics, Inc. *	14,255	127,582
Editas Medicine, Inc. *	35,770	379,162
Elanco Animal Health, Inc. *	233,734	3,008,157
Eli Lilly & Co.	414,236	153,714,695
Emergent BioSolutions, Inc. *	22,719	279,444
SECURITY	NUMBER OF SHARES	VALUE ($)
Enanta Pharmaceuticals, Inc. *	10,128	443,505
Entrada Therapeutics, Inc. *	9,138	136,796
EQRx, Inc. *(a)	121,332	456,208
Erasca, Inc. *	31,628	238,791
Exact Sciences Corp. *	92,425	4,154,504
Exelixis, Inc. *	168,106	2,871,251
Fate Therapeutics, Inc. *	44,550	927,531
FibroGen, Inc. *	44,600	640,902
G1 Therapeutics, Inc. *	17,318	103,215
Generation Bio Co. *	22,432	119,563
Gilead Sciences, Inc.	658,151	57,805,402
Gossamer Bio, Inc. *	40,539	347,014
GreenLight Biosciences Holdings PBC *	37,372	55,311
Halozyme Therapeutics, Inc. *	71,602	4,099,931
Harmony Biosciences Holdings, Inc. *	15,418	921,534
Heron Therapeutics, Inc. *	48,679	131,920
HilleVax, Inc. *	6,807	136,140
Horizon Therapeutics plc *	121,861	12,221,440
Humacyte, Inc. *	33,846	105,600
IGM Biosciences, Inc. *	4,931	108,531
Illumina, Inc. *	82,555	18,003,594
ImmunityBio, Inc. *(a)	55,249	304,422
ImmunoGen, Inc. *	100,360	520,868
Immunovant, Inc. *	21,942	287,660
Incyte Corp. *	96,634	7,698,831
Inhibrx, Inc. *	14,725	441,456
Innoviva, Inc. *	33,650	441,825
Inovio Pharmaceuticals, Inc. *	147,098	300,080
Insmed, Inc. *	70,039	1,295,021
Instil Bio, Inc. *	33,091	44,011
Intellia Therapeutics, Inc. *	39,862	2,051,299
Intra-Cellular Therapies, Inc. *	45,633	2,474,221
Invivyd, Inc. *(a)	33,317	75,296
Ionis Pharmaceuticals, Inc. *	73,763	3,008,793
Iovance Biotherapeutics, Inc. *	74,228	475,059
IQVIA Holdings, Inc. *	98,012	21,368,576
Ironwood Pharmaceuticals, Inc. *	70,187	849,965
iTeos Therapeutics, Inc. *	13,454	271,098
IVERIC bio, Inc. *	58,288	1,376,763
Jazz Pharmaceuticals plc *	33,021	5,181,325
Johnson & Johnson	1,380,405	245,712,090
Karuna Therapeutics, Inc. *	13,945	3,281,398
Keros Therapeutics, Inc. *	8,479	422,593
Kinnate Biopharma, Inc. *	8,087	64,049
Kodiak Sciences, Inc. *	19,340	142,729
Kronos Bio, Inc. *	29,926	56,859
Krystal Biotech, Inc. *	10,823	841,380
Kura Oncology, Inc. *	32,662	515,080
Kymera Therapeutics, Inc. *	18,279	529,725
Lexicon Pharmaceuticals, Inc. *	53,929	115,408
Ligand Pharmaceuticals, Inc. *	8,103	590,709
Lyell Immunopharma, Inc. *(a)	75,620	318,360
MacroGenics, Inc. *	25,144	161,676
Madrigal Pharmaceuticals, Inc. *	6,219	436,014
MannKind Corp. *	136,701	639,761
Maravai LifeSciences Holdings, Inc., Class A *	56,230	836,702
Medpace Holdings, Inc. *	13,207	2,772,017
Merck & Co., Inc.	1,329,814	146,439,118
Mersana Therapeutics, Inc. *	46,437	309,270
Mettler-Toledo International, Inc. *	11,801	17,342,278
MiMedx Group, Inc. *	59,923	194,750
Mirati Therapeutics, Inc. *	25,988	2,374,783
Moderna, Inc. *	176,982	31,132,904
Monte Rosa Therapeutics, Inc. *(a)	15,538	131,762
Morphic Holding, Inc. *	15,782	434,321
Myovant Sciences Ltd. *	22,816	612,838
Myriad Genetics, Inc. *	42,750	866,115

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
NanoString Technologies, Inc. *	23,929	167,264
Natera, Inc. *	56,843	2,337,384
Nektar Therapeutics *	97,772	273,762
NeoGenomics, Inc. *	63,397	710,680
Neurocrine Biosciences, Inc. *	50,063	6,361,005
NGM Biopharmaceuticals, Inc. *	19,581	108,283
Nkarta, Inc. *	18,427	156,261
Novavax, Inc. *(a)	40,881	674,128
Nurix Therapeutics, Inc. *	24,651	305,426
Nuvation Bio, Inc. *	83,167	158,849
Ocugen, Inc. *(a)	103,080	160,805
Omeros Corp. *(a)	27,795	59,481
Organogenesis Holdings, Inc. *	31,773	87,058
Organon & Co.	134,403	3,497,166
Pacific Biosciences of California, Inc. *	108,979	1,171,524
Pacira BioSciences, Inc. *	23,441	1,131,028
PerkinElmer, Inc.	66,365	9,273,181
Perrigo Co., plc	70,760	2,280,595
Pfizer, Inc.	2,947,446	147,755,468
Phathom Pharmaceuticals, Inc. *(a)	12,089	120,648
Phibro Animal Health Corp., Class A	10,808	133,047
Pliant Therapeutics, Inc. *	17,075	313,839
PMV Pharmaceuticals, Inc. *	18,682	186,446
Poseida Therapeutics, Inc. *	27,008	123,157
Precigen, Inc. *	61,902	112,662
Prestige Consumer Healthcare, Inc. *	25,737	1,581,796
Prometheus Biosciences, Inc. *	15,173	623,762
Protagonist Therapeutics, Inc. *	22,877	180,957
Prothena Corp. plc *	18,423	1,151,622
PTC Therapeutics, Inc. *	37,978	1,575,707
Quanterix Corp. *	17,180	228,494
RAPT Therapeutics, Inc. *	10,262	181,432
Reata Pharmaceuticals, Inc., Class A *	14,130	559,265
Recursion Pharmaceuticals, Inc., Class A *	62,564	588,102
Regeneron Pharmaceuticals, Inc. *	56,356	42,362,805
REGENXBIO, Inc. *	19,527	466,695
Relay Therapeutics, Inc. *	46,470	863,413
Repligen Corp. *	27,041	4,836,012
Replimune Group, Inc. *	15,198	311,103
Revance Therapeutics, Inc. *	42,448	921,546
REVOLUTION Medicines, Inc. *	38,485	907,861
Rhythm Pharmaceuticals, Inc. *	20,653	552,881
Rocket Pharmaceuticals, Inc. *	24,324	459,237
Roivant Sciences Ltd. *	49,791	266,880
Royalty Pharma plc, Class A	193,880	8,524,904
Sage Therapeutics, Inc. *	27,610	1,133,114
Sana Biotechnology, Inc. *(a)	42,802	213,582
Sangamo Therapeutics, Inc. *	65,219	238,702
Sarepta Therapeutics, Inc. *	45,627	5,603,452
Scholar Rock Holding Corp. *(a)	18,752	145,703
Seagen, Inc. *	71,487	8,677,807
Seer, Inc. *	18,503	119,529
Seres Therapeutics, Inc. *	48,610	315,965
SIGA Technologies, Inc.	20,656	189,622
SomaLogic, Inc. *	76,207	213,380
Sorrento Therapeutics, Inc. *	217,397	282,616
Sotera Health Co. *	50,695	422,796
SpringWorks Therapeutics, Inc. *	16,628	402,065
Stoke Therapeutics, Inc. *	10,881	82,043
Supernus Pharmaceuticals, Inc. *	28,207	1,035,761
Syndax Pharmaceuticals, Inc. *	27,200	651,712
Syneos Health, Inc. *	53,808	1,898,346
Tarsus Pharmaceuticals, Inc. *	9,919	166,738
TG Therapeutics, Inc. *	68,960	608,227
Theravance Biopharma, Inc. *	31,359	337,423
Thermo Fisher Scientific, Inc.	205,732	115,255,181
SECURITY	NUMBER OF SHARES	VALUE ($)
Travere Therapeutics, Inc. *	28,511	573,926
Twist Bioscience Corp. *	30,230	826,791
Tyra Biosciences, Inc. *	6,026	42,242
Ultragenyx Pharmaceutical, Inc. *	37,296	1,353,845
uniQure N.V. *	22,653	599,398
United Therapeutics Corp. *	24,032	6,726,317
Vanda Pharmaceuticals, Inc. *	27,543	300,494
Vaxart, Inc. *(a)	62,452	73,693
Vaxcyte, Inc. *	31,142	1,434,401
VBI Vaccines, Inc. *	126,008	65,524
Ventyx Biosciences, Inc. *(a)	11,494	333,211
Veracyte, Inc. *	37,147	1,030,458
Vericel Corp. *	25,582	584,037
Vertex Pharmaceuticals, Inc. *	134,728	42,627,939
Verve Therapeutics, Inc. *	21,366	496,332
Viatris, Inc.	634,961	7,003,620
Vir Biotechnology, Inc. *	40,594	1,145,563
Waters Corp. *	31,370	10,872,842
West Pharmaceutical Services, Inc.	39,159	9,189,051
Xencor, Inc. *	32,663	970,744
Y-mAbs Therapeutics, Inc. *	16,882	75,463
Zentalis Pharmaceuticals, Inc. *	22,126	489,427
Zoetis, Inc.	246,264	37,959,133
		1,843,876,147

Real Estate 3.3%
Acadia Realty Trust	50,545	777,382
Agree Realty Corp.	41,618	2,911,179
Alexander & Baldwin, Inc. *	37,708	744,733
Alexander's, Inc.	1,052	256,940
Alexandria Real Estate Equities, Inc.	78,516	12,217,875
American Assets Trust, Inc.	27,217	797,186
American Homes 4 Rent, Class A	157,861	5,220,463
American Tower Corp.	244,452	54,085,005
Americold Realty Trust, Inc.	141,017	4,209,357
Anywhere Real Estate, Inc. *	60,550	457,153
Apartment Income REIT Corp.	81,122	3,086,692
Apartment Investment & Management Co., Class A	78,624	658,869
Apple Hospitality REIT, Inc.	111,493	1,902,071
Armada Hoffler Properties, Inc.	34,111	414,449
AvalonBay Communities, Inc.	73,470	12,849,903
Boston Properties, Inc.	75,557	5,446,149
Brandywine Realty Trust	92,172	636,909
Brixmor Property Group, Inc.	156,083	3,618,004
Broadstone Net Lease, Inc.	89,440	1,517,797
Camden Property Trust	56,535	6,802,857
CareTrust REIT, Inc.	50,528	1,000,454
CBRE Group, Inc., Class A	168,246	13,392,382
Centerspace	8,139	524,966
Chatham Lodging Trust *	24,701	330,252
City Office REIT, Inc.	22,501	222,535
Community Healthcare Trust, Inc.	13,064	460,637
Compass, Inc., Class A *	132,154	395,140
Corporate Office Properties Trust	59,400	1,649,538
Cousins Properties, Inc.	80,480	2,123,062
Crown Castle, Inc.	227,524	32,178,719
CubeSmart	117,221	4,851,777
Cushman & Wakefield plc *	84,404	963,894
DiamondRock Hospitality Co.	113,423	1,067,310
Digital Realty Trust, Inc.	151,148	16,998,104
DigitalBridge Group, Inc.	78,371	1,130,894
Diversified Healthcare Trust	119,472	118,277
Douglas Emmett, Inc.	91,941	1,592,418
Easterly Government Properties, Inc.	48,761	772,374
EastGroup Properties, Inc.	22,740	3,530,158
Elme Communities *	46,580	920,421

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Empire State Realty Trust, Inc., Class A	73,345	565,490
EPR Properties	39,050	1,624,870
Equinix, Inc.	47,879	33,067,631
Equity Commonwealth	58,028	1,571,979
Equity LifeStyle Properties, Inc.	91,461	6,074,840
Equity Residential	177,084	11,485,668
Essential Properties Realty Trust, Inc.	72,568	1,684,303
Essex Property Trust, Inc.	34,356	7,571,375
eXp World Holdings, Inc.	38,817	507,338
Extra Space Storage, Inc.	70,501	11,328,806
Federal Realty Investment Trust	38,125	4,235,687
First Industrial Realty Trust, Inc.	69,269	3,501,548
Forestar Group, Inc. *	10,323	153,090
Four Corners Property Trust, Inc.	42,752	1,160,289
Franklin Street Properties Corp.	52,444	153,136
FRP Holdings, Inc. *	3,539	215,525
Gaming & Leisure Properties, Inc.	134,727	7,087,987
Getty Realty Corp.	22,550	744,601
Gladstone Commercial Corp.	19,324	366,963
Global Medical REIT, Inc.	33,674	340,107
Global Net Lease, Inc.	54,982	743,906
Healthcare Realty Trust, Inc.	198,847	4,082,329
Healthpeak Properties, Inc.	285,397	7,494,525
Highwoods Properties, Inc.	54,555	1,625,739
Host Hotels & Resorts, Inc.	373,722	7,078,295
Hudson Pacific Properties, Inc.	68,256	789,039
Independence Realty Trust, Inc.	114,335	2,071,750
Industrial Logistics Properties Trust	33,473	136,235
Innovative Industrial Properties, Inc.	14,566	1,765,545
InvenTrust Properties Corp.	34,501	887,021
Invitation Homes, Inc.	303,750	9,911,362
Iron Mountain, Inc.	153,778	8,354,759
iStar, Inc.	43,657	350,566
JBG SMITH Properties	52,933	1,090,949
Jones Lang LaSalle, Inc. *	25,015	4,206,773
Kennedy-Wilson Holdings, Inc.	63,096	1,073,894
Kilroy Realty Corp.	56,753	2,452,865
Kimco Realty Corp.	325,473	7,459,841
Kite Realty Group Trust	115,442	2,632,078
Lamar Advertising Co., Class A	45,604	4,566,785
Life Storage, Inc.	44,177	4,748,586
LTC Properties, Inc.	20,518	806,152
LXP Industrial Trust	147,847	1,590,834
Marcus & Millichap, Inc.	13,270	494,175
Medical Properties Trust, Inc.	313,275	4,110,168
Mid-America Apartment Communities, Inc.	60,422	9,962,379
National Health Investors, Inc.	23,272	1,309,283
National Retail Properties, Inc.	93,655	4,341,846
National Storage Affiliates Trust	45,013	1,791,968
Newmark Group, Inc., Class A	67,703	574,121
NexPoint Residential Trust, Inc.	12,166	585,063
Office Properties Income Trust	26,930	411,760
Omega Healthcare Investors, Inc.	122,944	3,722,744
One Liberty Properties, Inc.	7,672	182,900
Opendoor Technologies, Inc. *	263,618	487,693
Orion Office REIT, Inc.	28,531	265,053
Outfront Media, Inc.	76,130	1,392,418
Paramount Group, Inc.	84,296	549,610
Park Hotels & Resorts, Inc.	118,324	1,518,097
Pebblebrook Hotel Trust	69,924	1,164,235
Phillips Edison & Co., Inc.	60,927	1,963,677
Physicians Realty Trust	118,478	1,768,877
Piedmont Office Realty Trust, Inc., Class A	66,459	691,838
PotlatchDeltic Corp.	42,206	2,017,025
Prologis, Inc.	485,306	57,164,194
Public Storage	83,084	24,755,709
SECURITY	NUMBER OF SHARES	VALUE ($)
Rayonier, Inc.	76,582	2,747,762
RE/MAX Holdings, Inc., Class A	10,340	215,072
Realty Income Corp.	324,084	20,439,978
Redfin Corp. *	60,218	322,768
Regency Centers Corp.	80,558	5,351,468
Retail Opportunity Investments Corp.	65,711	1,002,093
Rexford Industrial Realty, Inc.	89,475	4,947,073
RLJ Lodging Trust	86,334	1,046,368
RPT Realty	43,501	487,211
Ryman Hospitality Properties, Inc.	29,004	2,654,736
Sabra Health Care REIT, Inc.	121,730	1,571,534
Safehold, Inc.	11,891	351,022
Saul Centers, Inc.	7,236	311,872
SBA Communications Corp.	56,694	16,968,514
Seritage Growth Properties, Class A *(a)	20,150	241,196
Service Properties Trust	88,752	696,703
Simon Property Group, Inc.	171,789	20,518,478
SITE Centers Corp.	99,111	1,346,918
SL Green Realty Corp. (a)	35,111	1,473,258
Spirit Realty Capital, Inc.	71,413	2,957,926
STAG Industrial, Inc.	93,591	3,080,080
STORE Capital Corp.	140,491	4,481,663
Summit Hotel Properties, Inc.	57,055	487,820
Sun Communities, Inc.	64,979	9,545,415
Sunstone Hotel Investors, Inc.	113,336	1,245,563
Tanger Factory Outlet Centers, Inc.	55,480	1,079,086
Tejon Ranch Co. *	13,828	271,029
Terreno Realty Corp.	35,088	2,057,560
The Howard Hughes Corp. *	18,864	1,406,123
The Macerich Co.	110,452	1,402,740
The Necessity Retail REIT, Inc.	73,262	489,390
The RMR Group, Inc., Class A	7,974	230,528
The St. Joe Co.	19,214	738,394
UDR, Inc.	159,685	6,622,137
UMH Properties, Inc.	27,257	479,996
Uniti Group, Inc.	121,742	927,674
Universal Health Realty Income Trust	6,510	341,710
Urban Edge Properties	59,174	930,807
Urstadt Biddle Properties, Inc., Class A	18,311	350,289
Ventas, Inc.	209,171	9,732,727
Veris Residential, Inc. *	42,322	679,691
VICI Properties, Inc.	506,181	17,311,390
Vornado Realty Trust	83,504	2,111,816
Welltower, Inc.	243,523	17,297,439
WeWork, Inc., Class A *(a)	116,201	320,715
Weyerhaeuser Co.	387,975	12,690,662
WP Carey, Inc.	109,297	8,612,604
Xenia Hotels & Resorts, Inc.	59,378	915,609
Zillow Group, Inc., Class A *	30,728	1,149,227
Zillow Group, Inc., Class C *	86,671	3,291,765
		689,353,778

Retailing 5.2%
1-800-Flowers.com, Inc., Class A *	12,940	109,472
Abercrombie & Fitch Co., Class A *	26,713	640,578
Academy Sports & Outdoors, Inc.	44,734	2,258,172
Advance Auto Parts, Inc.	31,708	4,787,591
Amazon.com, Inc. *	4,655,238	449,416,677
American Eagle Outfitters, Inc.	81,711	1,292,668
America's Car-Mart, Inc. *	3,259	237,125
Arko Corp.	40,306	380,086
Asbury Automotive Group, Inc. *	11,521	2,161,570
AutoNation, Inc. *	20,157	2,497,654
AutoZone, Inc. *	10,243	26,416,697
BARK, Inc. *	51,130	84,876
Bath & Body Works, Inc.	119,640	5,084,700

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Bed Bath & Beyond, Inc. *(a)	34,459	117,161
Best Buy Co., Inc.	104,941	8,951,467
Big Lots, Inc.	14,970	291,915
Boot Barn Holdings, Inc. *	15,596	1,050,391
Burlington Stores, Inc. *	34,543	6,759,374
Caleres, Inc.	19,207	464,041
Camping World Holdings, Inc., Class A (a)	21,619	595,171
CarMax, Inc. *	83,171	5,768,741
CarParts.com, Inc. *	24,052	130,362
Carvana Co. *(a)	51,387	396,194
Chewy, Inc., Class A *	48,314	2,083,783
Chico's FAS, Inc. *	64,146	376,537
ContextLogic, Inc., Class A *	270,506	198,470
Designer Brands, Inc., Class A	30,910	472,923
Dick's Sporting Goods, Inc.	29,688	3,550,091
Dillard's, Inc., Class A	1,879	675,876
Dollar General Corp.	119,257	30,491,630
Dollar Tree, Inc. *	110,959	16,676,028
DoorDash, Inc., Class A *	136,927	7,975,998
eBay, Inc.	287,860	13,080,358
Etsy, Inc. *	66,420	8,773,418
Five Below, Inc. *	29,000	4,664,940
Floor & Decor Holdings, Inc., Class A *	55,496	4,141,667
Foot Locker, Inc.	42,058	1,673,908
Franchise Group, Inc.	13,924	362,720
Funko, Inc., Class A *	17,727	168,407
GameStop Corp., Class A *(a)	132,288	3,467,268
Genesco, Inc. *	6,608	344,938
Genuine Parts Co.	74,270	13,615,919
Group 1 Automotive, Inc.	8,289	1,602,595
Groupon, Inc. *	9,688	80,701
GrowGeneration Corp. *	27,517	186,840
Guess?, Inc.	18,000	373,680
Haverty Furniture Cos., Inc.	8,044	253,627
Hibbett, Inc.	7,082	472,086
Kohl's Corp.	67,215	2,156,257
Lands' End, Inc. *	7,423	85,810
Leslie's, Inc. *	77,259	1,127,981
Liquidity Services, Inc. *	14,851	247,863
Lithia Motors, Inc.	14,427	3,452,525
LKQ Corp.	137,388	7,464,290
LL Flooring Holdings, Inc. *	13,905	94,693
Lowe’s Cos., Inc.	335,602	71,332,205
Macy's, Inc.	141,191	3,317,989
MarineMax, Inc. *	10,666	352,298
Monro, Inc.	16,865	766,852
Murphy USA, Inc.	11,279	3,336,441
National Vision Holdings, Inc. *	41,314	1,671,564
Nordstrom, Inc.	59,284	1,243,185
Ollie's Bargain Outlet Holdings, Inc. *	30,247	1,842,042
O'Reilly Automotive, Inc. *	33,466	28,932,696
Overstock.com, Inc. *	24,714	657,887
Penske Automotive Group, Inc.	13,533	1,711,248
Petco Health & Wellness Co., Inc. *	42,254	466,484
PetMed Express, Inc.	10,204	202,039
Pool Corp.	20,714	6,823,399
Porch Group, Inc. *	56,935	116,147
Qurate Retail, Inc., Class A *	181,812	427,258
Rent the Runway, Inc., Class A *	24,103	32,057
Rent-A-Center, Inc.	28,582	688,540
Revolve Group, Inc. *	20,686	546,524
RH *	10,451	2,997,660
Ross Stores, Inc.	183,743	21,621,039
Sally Beauty Holdings, Inc. *	56,764	667,545
Shoe Carnival, Inc.	9,724	256,811
Signet Jewelers Ltd.	24,741	1,608,165
Sleep Number Corp. *	12,115	354,364
SECURITY	NUMBER OF SHARES	VALUE ($)
Sonic Automotive, Inc., Class A	9,553	507,646
Sportsman's Warehouse Holdings, Inc. *	23,383	229,621
Stitch Fix, Inc., Class A *	43,587	176,091
Target Corp.	243,899	40,748,206
The Aaron's Co., Inc.	18,004	219,469
The Buckle, Inc.	15,796	694,234
The Children's Place, Inc. *	6,911	245,341
The Container Store Group, Inc. *	16,860	80,085
The Gap, Inc.	111,388	1,619,582
The Home Depot, Inc.	539,743	174,871,335
The ODP Corp. *	22,730	1,093,995
The TJX Cos., Inc.	615,946	49,306,477
Tractor Supply Co.	58,391	13,214,467
Ulta Beauty, Inc. *	27,144	12,617,617
Urban Outfitters, Inc. *	30,375	879,053
Victoria's Secret & Co. *	43,366	1,994,836
Vivid Seats, Inc., Class A *	10,427	81,331
Volta, Inc. *(a)	63,861	31,439
Warby Parker, Inc., Class A *	32,732	557,426
Wayfair, Inc., Class A *	40,157	1,471,352
Williams-Sonoma, Inc.	36,036	4,212,608
Winmark Corp.	1,401	336,240
Xometry, Inc., Class A *	15,392	650,004
Zumiez, Inc. *	8,189	190,394
		1,108,287,798

Semiconductors & Semiconductor Equipment 4.9%
ACM Research, Inc., Class A *	22,850	207,021
Advanced Micro Devices, Inc. *	848,567	65,874,256
Allegro MicroSystems, Inc. *	33,777	1,051,816
Alpha & Omega Semiconductor Ltd. *	11,506	403,631
Ambarella, Inc. *	19,040	1,412,768
Amkor Technology, Inc.	54,252	1,520,141
Analog Devices, Inc.	272,772	46,892,235
Applied Materials, Inc.	457,037	50,091,255
Axcelis Technologies, Inc. *	16,949	1,353,547
Broadcom, Inc.	211,966	116,799,625
CEVA, Inc. *	12,161	330,414
Cirrus Logic, Inc. *	29,635	2,214,031
Cohu, Inc. *	24,634	882,390
Credo Technology Group Holding Ltd. *(a)	47,363	659,767
Diodes, Inc. *	23,427	2,160,672
Enphase Energy, Inc. *	71,085	22,789,140
Entegris, Inc.	77,777	6,011,384
First Solar, Inc. *	52,167	9,000,373
FormFactor, Inc. *	41,044	946,885
Ichor Holdings Ltd. *	15,123	450,363
Impinj, Inc. *	10,775	1,374,351
Intel Corp.	2,157,349	64,871,485
KLA Corp.	74,415	29,256,257
Kulicke & Soffa Industries, Inc.	30,740	1,473,983
Lam Research Corp.	71,901	33,964,594
Lattice Semiconductor Corp. *	72,288	5,264,735
MACOM Technology Solutions Holdings, Inc. *	26,605	1,827,498
Marvell Technology, Inc.	446,041	20,749,827
MaxLinear, Inc. *	38,036	1,392,118
Microchip Technology, Inc.	290,418	22,998,201
Micron Technology, Inc.	579,250	33,393,763
MKS Instruments, Inc.	29,866	2,504,563
Monolithic Power Systems, Inc.	23,505	8,977,970
Navitas Semiconductor Corp. *(a)	38,130	181,499
NVIDIA Corp.	1,315,405	222,605,988
NXP Semiconductors N.V.	137,861	24,241,478
ON Semiconductor Corp. *	227,279	17,091,381
Onto Innovation, Inc. *	25,891	2,069,986

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
PDF Solutions, Inc. *	15,797	495,552
Photronics, Inc. *	31,250	587,500
Power Integrations, Inc.	30,305	2,438,946
Qorvo, Inc. *	54,159	5,375,281
QUALCOMM, Inc.	589,672	74,587,611
Rambus, Inc. *	59,355	2,278,045
Rigetti Computing, Inc., Class A *	38,071	49,492
Semtech Corp. *	33,419	1,027,300
Silicon Laboratories, Inc. *	18,018	2,620,538
SiTime Corp. *	8,423	888,290
Skyworks Solutions, Inc.	84,523	8,082,089
SMART Global Holdings, Inc. *	27,075	457,838
SolarEdge Technologies, Inc. *	29,147	8,710,872
Synaptics, Inc. *	20,490	2,171,325
Teradyne, Inc.	82,343	7,694,953
Texas Instruments, Inc.	479,529	86,535,803
Ultra Clean Holdings, Inc. *	24,583	875,892
Universal Display Corp.	23,199	2,612,671
Veeco Instruments, Inc. *	25,457	506,085
Wolfspeed, Inc. *	65,480	5,953,442
		1,039,240,916

Software & Services 12.7%
8x8, Inc. *	61,069	261,375
A10 Networks, Inc.	34,491	645,327
Accenture plc, Class A	332,160	99,956,909
ACI Worldwide, Inc. *	60,371	1,261,754
Adeia, Inc.	54,899	606,634
Adobe, Inc. *	245,669	84,738,608
Affirm Holdings, Inc. *	107,906	1,502,051
Agilysys, Inc. *	10,907	724,225
Akamai Technologies, Inc. *	83,666	7,936,557
Alarm.com Holdings, Inc. *	25,839	1,289,366
Alkami Technology, Inc. *	19,173	241,005
Altair Engineering, Inc., Class A *	26,749	1,312,573
Alteryx, Inc., Class A *	31,315	1,404,478
Amplitude, Inc., Class A *	27,143	388,688
ANSYS, Inc. *	45,795	11,645,668
Appfolio, Inc., Class A *	9,755	1,112,948
Appian Corp., Class A *	21,578	820,611
AppLovin Corp., Class A *	64,193	925,021
Asana, Inc., Class A *	39,746	721,787
Aspen Technology, Inc. *	15,278	3,521,579
Autodesk, Inc. *	114,066	23,035,629
Automatic Data Processing, Inc.	218,139	57,619,235
AvePoint, Inc. *	45,962	216,941
AvidXchange Holdings, Inc. *	69,588	599,849
Bentley Systems, Inc., Class B	102,875	4,074,879
BigCommerce Holdings, Inc. *	30,539	263,857
Bill.com Holdings, Inc. *	49,106	5,913,344
Black Knight, Inc. *	82,485	5,113,245
Blackbaud, Inc. *	23,839	1,412,937
Blackline, Inc. *	28,269	1,913,529
Blend Labs, Inc., Class A *(a)	86,491	114,168
Block, Inc. *	278,149	18,850,158
Box, Inc., Class A *	75,885	2,083,043
Braze, Inc., Class A *	15,753	404,852
Broadridge Financial Solutions, Inc.	61,633	9,190,097
BTRS Holdings, Inc., Class A *	47,938	453,973
C3.ai, Inc., Class A *	43,774	569,500
Cadence Design Systems, Inc. *	143,720	24,725,589
Cantaloupe, Inc. *	27,845	101,077
Cass Information Systems, Inc.	5,865	255,010
CCC Intelligent Solutions Holdings, Inc. *	54,601	502,329
Cerence, Inc. *	21,453	440,001
Ceridian HCM Holding, Inc. *	80,187	5,487,998
Clear Secure, Inc., Class A	37,458	1,164,195
SECURITY	NUMBER OF SHARES	VALUE ($)
Clearwater Analytics Holdings, Inc., Class A *	26,936	505,319
Cloudflare, Inc., Class A *	148,179	7,281,516
Cognizant Technology Solutions Corp., Class A	272,178	16,932,193
CommVault Systems, Inc. *	23,727	1,565,982
Concentrix Corp.	22,496	2,753,060
Conduent, Inc. *	88,754	358,566
Confluent, Inc., Class A *	73,968	1,703,483
Consensus Cloud Solutions, Inc. *	9,181	521,389
Core Scientific, Inc., Class A *	148,227	19,759
Couchbase, Inc. *	12,906	175,522
Coupa Software, Inc. *	40,735	2,576,081
Crowdstrike Holdings, Inc., Class A *	112,141	13,193,389
CS Disco, Inc. *	10,868	84,988
CSG Systems International, Inc.	17,224	1,065,132
Cvent Holding Corp. *	34,930	195,608
Cyxtera Technologies, Inc. *	31,935	62,593
Datadog, Inc., Class A *	129,384	9,804,719
Digital Turbine, Inc. *	45,434	829,625
DigitalOcean Holdings, Inc. *	31,951	953,098
DocuSign, Inc. *	104,540	4,920,698
Dolby Laboratories, Inc., Class A	32,222	2,412,461
Domo, Inc., Class B *	16,882	241,413
DoubleVerify Holdings, Inc. *	38,715	1,014,333
Dropbox, Inc., Class A *	146,014	3,440,090
Duck Creek Technologies, Inc. *	38,509	430,916
DXC Technology Co. *	120,290	3,569,004
Dynatrace, Inc. *	105,281	4,079,639
E2open Parent Holdings, Inc. *	90,612	533,705
Ebix, Inc.	12,188	231,450
Elastic N.V. *	40,238	2,462,163
Embark Technology, Inc. *	9,794	40,351
Enfusion, Inc., Class A *	9,299	88,805
EngageSmart, Inc. *	15,356	260,591
Envestnet, Inc. *	29,461	1,738,788
EPAM Systems, Inc. *	30,216	11,137,013
Euronet Worldwide, Inc. *	24,585	2,285,176
Everbridge, Inc. *	21,387	698,072
EverCommerce, Inc. *(a)	15,281	101,924
EVERTEC, Inc.	34,210	1,155,272
Evo Payments, Inc., Class A *	25,612	863,380
ExlService Holdings, Inc. *	17,281	3,235,003
Expensify, Inc., Class A *	23,196	221,986
Fair Isaac Corp. *	13,276	8,227,403
Fastly, Inc., Class A *	60,274	582,247
Fidelity National Information Services, Inc.	318,886	23,144,746
Fiserv, Inc. *	335,884	35,052,854
Five9, Inc. *	36,428	2,335,399
FleetCor Technologies, Inc. *	39,262	7,703,204
Flywire Corp. *	32,157	697,485
Fortinet, Inc. *	343,419	18,256,154
Freshworks, Inc., Class A *	76,224	1,126,591
Gartner, Inc. *	41,554	14,559,275
Genpact Ltd.	89,475	4,125,692
Gitlab, Inc., Class A *	28,089	1,110,920
Global Payments, Inc.	145,477	15,097,603
GoDaddy, Inc., Class A *	81,922	6,482,488
Grid Dynamics Holdings, Inc. *	24,009	305,875
Guidewire Software, Inc. *	43,648	2,588,763
HashiCorp, Inc., Class A *	20,706	565,274
HubSpot, Inc. *	25,194	7,634,538
Informatica, Inc., Class A *	20,542	352,912
Instructure Holdings, Inc. *	8,888	223,178
Intapp, Inc. *	9,276	214,368
InterDigital, Inc.	15,421	773,672
International Business Machines Corp.	474,130	70,597,957

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
International Money Express, Inc. *	18,397	399,583
Intuit, Inc.	148,292	60,442,336
Jack Henry & Associates, Inc.	38,462	7,282,780
Jamf Holding Corp. *	23,567	501,506
Kaltura, Inc. *(a)	36,609	69,923
KnowBe4, Inc., Class A *	41,790	1,031,795
Kyndryl Holdings, Inc. *	106,989	1,252,841
LivePerson, Inc. *	38,236	448,891
LiveRamp Holdings, Inc. *	35,844	787,134
Manhattan Associates, Inc. *	32,810	4,132,091
Marathon Digital Holdings, Inc. *(a)	59,774	377,772
Marqeta, Inc., Class A *	210,159	1,405,964
Mastercard, Inc., Class A	447,903	159,632,629
Matterport, Inc. *	113,528	357,613
Maximus, Inc.	31,615	2,222,534
MeridianLink, Inc. *	10,487	153,949
Microsoft Corp.	3,916,395	999,229,020
MicroStrategy, Inc., Class A *(a)	4,874	965,491
Model N, Inc. *	16,675	648,324
Momentive Global, Inc. *	69,018	547,313
MoneyGram International, Inc. *	49,688	542,593
MongoDB, Inc. *	35,614	5,437,902
N-Able, Inc. *	33,897	380,663
nCino, Inc. *	39,888	1,041,875
NCR Corp. *	71,394	1,704,175
New Relic, Inc. *	29,936	1,684,499
NextNav, Inc. *	18,104	59,562
NortonLifeLock, Inc.	311,940	7,162,142
Nutanix, Inc., Class A *	117,188	3,311,733
Okta, Inc. *	78,773	4,200,176
ON24, Inc. *	22,417	171,490
OneSpan, Inc. *	19,606	246,447
Oracle Corp.	797,991	66,257,193
PagerDuty, Inc. *	40,922	910,105
Palantir Technologies, Inc., Class A *	915,602	6,867,015
Palo Alto Networks, Inc. *	156,777	26,636,412
Paya Holdings, Inc. *	43,118	401,429
Paychex, Inc.	168,490	20,897,815
Paycom Software, Inc. *	25,770	8,738,607
Paycor HCM, Inc. *	24,673	713,543
Paylocity Holding Corp. *	21,381	4,657,423
Payoneer Global, Inc. *	99,227	535,826
PayPal Holdings, Inc. *	608,115	47,682,297
Pegasystems, Inc.	21,135	766,144
Perficient, Inc. *	18,132	1,288,279
PowerSchool Holdings, Inc., Class A *	16,383	334,377
Procore Technologies, Inc. *	35,871	1,756,603
Progress Software Corp.	23,355	1,245,289
PROS Holdings, Inc. *	21,867	520,872
PTC, Inc. *	55,322	7,037,512
Q2 Holdings, Inc. *	29,750	809,200
Qualtrics International, Inc., Class A *	54,954	563,828
Qualys, Inc. *	18,246	2,250,097
Rackspace Technology, Inc. *(a)	32,603	159,103
Rapid7, Inc. *	30,620	900,228
Remitly Global, Inc. *	50,198	525,071
Repay Holdings Corp. *	40,301	357,067
RingCentral, Inc., Class A *	40,359	1,495,705
Riot Blockchain, Inc. *(a)	71,085	330,545
Roper Technologies, Inc.	55,737	24,462,412
Sabre Corp. *	175,432	1,071,889
Salesforce, Inc. *	522,954	83,803,378
Samsara, Inc., Class A *(a)	42,683	406,769
SentinelOne, Inc., Class A *	104,604	1,516,758
ServiceNow, Inc. *	106,230	44,223,549
Shift4 Payments, Inc., Class A *	26,849	1,244,183
Smartsheet, Inc., Class A *	67,581	2,077,440
Snowflake, Inc., Class A *	148,456	21,214,362
SECURITY	NUMBER OF SHARES	VALUE ($)
SolarWinds Corp. *	23,169	202,497
SoundHound AI, Inc., Class A *(a)	58,310	74,637
Splunk, Inc. *	77,515	6,021,365
Sprinklr, Inc., Class A *	30,767	263,981
Sprout Social, Inc., Class A *	24,367	1,444,963
SPS Commerce, Inc. *	18,879	2,685,727
Squarespace, Inc., Class A *	21,972	450,206
SS&C Technologies Holdings, Inc.	117,432	6,313,144
Sumo Logic, Inc. *	52,380	398,088
Switch, Inc., Class A	72,636	2,487,783
Synopsys, Inc. *	80,277	27,257,253
Telos Corp. *	27,412	112,389
Tenable Holdings, Inc. *	58,396	2,229,559
Teradata Corp. *	54,858	1,873,401
The Western Union Co.	201,711	2,957,083
Thoughtworks Holding, Inc. *	34,078	310,791
Toast, Inc., Class A *	157,680	2,895,005
TTEC Holdings, Inc.	9,732	466,649
Tucows, Inc., Class A *	4,729	145,180
Twilio, Inc., Class A *	90,921	4,456,947
Tyler Technologies, Inc. *	21,751	7,454,938
UiPath, Inc., Class A *	181,730	2,266,173
Unisys Corp. *	34,016	146,269
Unity Software, Inc. *	115,111	4,548,036
Upland Software, Inc. *	15,078	113,688
Varonis Systems, Inc. *	58,025	1,232,451
Verint Systems, Inc. *	33,346	1,311,498
VeriSign, Inc. *	49,142	9,819,063
Verra Mobility Corp. *	74,303	1,177,703
Visa, Inc., Class A	858,359	186,263,903
VMware, Inc., Class A *	108,585	13,191,992
WEX, Inc. *	23,413	3,960,075
Workday, Inc., Class A *	104,686	17,576,779
Workiva, Inc. *	23,914	1,926,512
Xperi, Inc. *	21,929	234,860
Yext, Inc. *	59,531	317,300
Zeta Global Holdings Corp., Class A *	64,852	543,460
Zoom Video Communications, Inc., Class A *	117,144	8,836,172
Zscaler, Inc. *	43,745	5,837,770
Zuora, Inc., Class A *	67,022	514,729
		2,695,836,542

Technology Hardware & Equipment 7.5%
908 Devices, Inc. *	10,661	114,073
ADTRAN Holdings, Inc.	36,918	748,328
Advanced Energy Industries, Inc.	19,861	1,839,923
Aeva Technologies, Inc. *	50,580	84,974
AEye, Inc. *	57,127	50,843
Amphenol Corp., Class A	312,049	25,098,101
Apple Inc.	7,933,072	1,174,332,648
Arista Networks, Inc. *	129,706	18,068,046
Arrow Electronics, Inc. *	33,517	3,644,639
Avid Technology, Inc. *	18,782	527,399
Avnet, Inc.	49,523	2,236,954
Badger Meter, Inc.	15,309	1,773,088
Belden, Inc.	22,710	1,826,792
Benchmark Electronics, Inc.	18,988	548,184
Calix, Inc. *	29,665	2,115,115
Casa Systems, Inc. *	15,142	41,489
CDW Corp.	70,983	13,390,233
Ciena Corp. *	78,579	3,532,912
Cisco Systems, Inc.	2,174,281	108,105,251
Clearfield, Inc. *	5,883	774,320
Cognex Corp.	91,022	4,531,075
Coherent Corp. *	67,398	2,471,485
CommScope Holding Co., Inc. *	109,928	976,161
Comtech Telecommunications Corp.	13,789	160,918

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Corning, Inc.	400,693	13,675,652
Corsair Gaming, Inc. *(a)	21,184	357,374
CTS Corp.	16,892	717,910
Dell Technologies, Inc., Class C	140,475	6,291,875
Diebold Nixdorf, Inc. *	41,573	89,382
Digi International, Inc. *	18,233	774,356
ePlus, Inc. *	14,144	702,391
Evolv Technologies Holdings, Inc. *(a)	28,235	98,540
Extreme Networks, Inc. *	67,557	1,416,670
F5, Inc. *	31,108	4,809,608
Fabrinet *	19,216	2,563,607
FARO Technologies, Inc. *	9,840	294,413
Harmonic, Inc. *	57,253	878,261
Hewlett Packard Enterprise Co.	679,819	11,407,363
HP, Inc.	476,581	14,316,493
Infinera Corp. *	99,917	674,440
Inseego Corp. *	42,288	53,706
Insight Enterprises, Inc. *	15,910	1,653,208
IonQ, Inc. *(a)	78,824	406,732
IPG Photonics Corp. *	17,292	1,574,091
Itron, Inc. *	23,651	1,257,760
Jabil, Inc.	72,066	5,202,445
Juniper Networks, Inc.	168,996	5,617,427
Keysight Technologies, Inc. *	94,239	17,046,893
Kimball Electronics, Inc. *	12,032	277,819
Knowles Corp. *	46,554	726,242
Lightwave Logic, Inc. *(a)	59,674	473,215
Littelfuse, Inc.	13,070	3,221,755
Lumentum Holdings, Inc. *	36,092	1,982,894
Methode Electronics, Inc.	19,472	889,481
MicroVision, Inc. *(a)	85,319	258,517
Mirion Technologies, Inc. *	65,519	418,011
Motorola Solutions, Inc.	87,739	23,882,556
Napco Security Technologies, Inc. *	15,302	403,667
National Instruments Corp.	70,915	2,908,933
NetApp, Inc.	114,859	7,765,617
NETGEAR, Inc. *	16,065	316,962
NetScout Systems, Inc. *	35,513	1,323,925
nLight, Inc. *	23,116	251,040
Novanta, Inc. *	18,845	2,972,799
OSI Systems, Inc. *	8,871	784,906
Ouster, Inc. *	52,346	61,768
PAR Technology Corp. *	13,698	333,820
PC Connection, Inc. *	5,785	321,357
Plexus Corp. *	14,579	1,606,897
Pure Storage, Inc., Class A *	147,120	4,294,433
Ribbon Communications, Inc. *	37,844	95,745
Rogers Corp. *	9,794	1,067,938
Sanmina Corp. *	30,777	2,034,052
ScanSource, Inc. *	12,651	377,759
Seagate Technology Holdings plc	103,701	5,493,042
SmartRent, Inc. *	67,081	163,007
Super Micro Computer, Inc. *	24,184	2,182,122
TD SYNNEX Corp.	22,117	2,262,569
TE Connectivity Ltd.	168,103	21,201,150
Teledyne Technologies, Inc. *	24,717	10,383,612
Trimble, Inc. *	129,607	7,744,018
TTM Technologies, Inc. *	51,821	832,763
Ubiquiti, Inc.	2,172	651,665
Velodyne Lidar, Inc. *	68,838	67,771
ViaSat, Inc. *	39,022	1,330,260
Viavi Solutions, Inc. *	118,465	1,342,208
Vishay Intertechnology, Inc.	69,304	1,596,764
Vontier Corp.	84,329	1,655,378
Western Digital Corp. *	163,883	6,022,700
Xerox Holdings Corp.	58,724	957,788
Zebra Technologies Corp., Class A *	27,109	7,327,021
		1,589,139,494

SECURITY	NUMBER OF SHARES	VALUE ($)
Telecommunication Services 1.1%
Anterix, Inc. *	9,202	312,868
AT&T, Inc.	3,742,156	72,148,768
ATN International, Inc.	5,570	269,644
Bandwidth, Inc., Class A *	12,052	275,509
Charge Enterprises, Inc. *(a)	49,373	104,671
Cogent Communications Holdings, Inc.	22,730	1,319,476
Consolidated Communications Holdings, Inc. *	38,503	177,884
EchoStar Corp., Class A *	20,287	352,994
Frontier Communications Parent, Inc. *	116,801	3,009,962
Globalstar, Inc. *	360,391	684,743
Gogo, Inc. *	35,712	560,321
IDT Corp., Class B *	11,083	309,770
Iridium Communications, Inc. *	65,951	3,501,998
Liberty Global plc, Class A *	91,614	1,839,609
Liberty Global plc, Class C *	145,065	2,999,944
Liberty Latin America Ltd., Class A *	19,098	147,818
Liberty Latin America Ltd., Class C *	80,172	624,540
Lumen Technologies, Inc.	498,666	2,727,703
Radius Global Infrastructure, Inc., Class A *	38,383	485,929
Shenandoah Telecommunications Co.	25,031	487,354
Starry Group Holdings, Inc., Class A *	53,534	10,064
Telephone and Data Systems, Inc.	53,450	563,363
T-Mobile US, Inc. *	316,182	47,888,926
United States Cellular Corp. *	7,821	166,274
Verizon Communications, Inc.	2,204,845	85,944,858
		226,914,990

Transportation 1.9%
Air Transport Services Group, Inc. *	29,662	831,722
Alaska Air Group, Inc. *	67,875	3,219,990
Allegiant Travel Co. *	7,697	635,849
AMERCO	5,151	326,058
AMERCO - Non Voting Shares *	46,469	2,935,447
American Airlines Group, Inc. *	341,019	4,920,904
ArcBest Corp.	13,120	1,085,942
Atlas Air Worldwide Holdings, Inc. *	13,328	1,343,063
Avis Budget Group, Inc. *	15,027	3,360,037
C.H. Robinson Worldwide, Inc.	64,927	6,506,984
CSX Corp.	1,124,830	36,770,693
Daseke, Inc. *	31,693	184,770
Delta Air Lines, Inc. *	337,089	11,922,838
Expeditors International of Washington, Inc.	85,664	9,942,164
FedEx Corp.	125,686	22,902,503
Forward Air Corp.	14,127	1,587,451
Frontier Group Holdings, Inc. *	20,006	260,878
GXO Logistics, Inc. *	62,086	2,909,350
Hawaiian Holdings, Inc. *	29,206	405,963
Heartland Express, Inc.	25,475	426,451
Hertz Global Holdings, Inc. *	94,193	1,620,120
Hub Group, Inc., Class A *	18,080	1,521,432
J.B. Hunt Transport Services, Inc.	43,604	8,018,340
JetBlue Airways Corp. *	167,736	1,335,179
Joby Aviation, Inc. *(a)	149,698	616,756
Kirby Corp. *	30,991	2,162,862
Knight-Swift Transportation Holdings, Inc.	84,245	4,669,700
Landstar System, Inc.	19,100	3,303,918
Lyft, Inc., Class A *	160,094	1,796,255
Marten Transport Ltd.	31,118	663,125

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Matson, Inc.	20,410	1,301,342
Norfolk Southern Corp.	123,356	31,640,814
Old Dominion Freight Line, Inc.	48,179	14,579,447
RXO, Inc. *	60,533	1,150,127
Ryder System, Inc.	26,736	2,499,549
Saia, Inc. *	13,965	3,401,734
Schneider National, Inc., Class B	18,048	464,916
SkyWest, Inc. *	25,704	474,239
Southwest Airlines Co. *	310,329	12,385,230
Spirit Airlines, Inc. *	58,148	1,262,393
Sun Country Airlines Holdings, Inc. *	18,388	371,438
TuSimple Holdings, Inc., Class A *	72,048	162,108
Uber Technologies, Inc. *	1,041,962	30,362,773
Union Pacific Corp.	327,792	71,271,814
United Airlines Holdings, Inc. *	171,130	7,558,812
United Parcel Service, Inc., Class B	384,462	72,943,975
Universal Logistics Holdings, Inc.	2,739	104,000
Werner Enterprises, Inc.	30,450	1,339,191
Wheels Up Experience, Inc. *	90,690	116,083
XPO Logistics, Inc. *	60,095	2,320,869
		393,897,598

Utilities 2.9%
ALLETE, Inc.	30,114	1,993,547
Alliant Energy Corp.	132,161	7,440,664
Altus Power, Inc. *	20,793	148,670
Ameren Corp.	135,323	12,087,050
American Electric Power Co., Inc.	269,489	26,086,535
American States Water Co.	19,203	1,881,702
American Water Works Co., Inc.	95,555	14,501,427
Atmos Energy Corp.	73,386	8,820,997
Avangrid, Inc. (a)	36,756	1,572,054
Avista Corp.	38,487	1,588,743
Black Hills Corp.	34,202	2,449,889
California Water Service Group	28,706	1,863,881
CenterPoint Energy, Inc.	330,876	10,293,552
Chesapeake Utilities Corp.	9,397	1,125,103
Clearway Energy, Inc., Class A	17,969	591,540
Clearway Energy, Inc., Class C	44,516	1,577,647
CMS Energy Corp.	151,910	9,277,144
Consolidated Edison, Inc.	186,162	18,251,323
Constellation Energy Corp.	171,619	16,496,018
Dominion Energy, Inc.	437,679	26,746,564
DTE Energy Co.	101,684	11,796,361
Duke Energy Corp.	404,408	40,412,491
Edison International	200,425	13,360,331
Entergy Corp.	106,934	12,433,216
Essential Utilities, Inc.	124,808	6,020,738
Evergy, Inc.	120,820	7,153,752
Eversource Energy	181,462	15,035,941
Exelon Corp.	520,625	21,538,256
FirstEnergy Corp.	284,739	11,742,636
Hawaiian Electric Industries, Inc.	57,812	2,374,917
IDACORP, Inc.	26,800	2,962,204
MGE Energy, Inc.	18,838	1,356,524
Middlesex Water Co.	9,251	864,506
Montauk Renewables, Inc. *	31,995	386,180
National Fuel Gas Co.	47,876	3,170,828
New Jersey Resources Corp.	50,686	2,521,629
NextEra Energy, Inc.	1,031,481	87,366,441
NiSource, Inc.	213,377	5,961,753
Northwest Natural Holding Co.	18,236	913,806
NorthWestern Corp.	29,412	1,717,955
NRG Energy, Inc.	123,361	5,236,674
OGE Energy Corp.	104,836	4,241,665
ONE Gas, Inc.	28,381	2,467,728
SECURITY	NUMBER OF SHARES	VALUE ($)
Ormat Technologies, Inc.	25,540	2,309,582
Otter Tail Corp.	21,379	1,274,830
PG&E Corp. *	845,956	13,281,509
Pinnacle West Capital Corp.	59,703	4,675,939
PNM Resources, Inc.	45,232	2,216,368
Portland General Electric Co.	46,469	2,287,669
PPL Corp.	386,176	11,399,916
Public Service Enterprise Group, Inc.	261,948	15,860,951
Sempra Energy	164,937	27,410,880
SJW Group	14,022	1,047,303
South Jersey Industries, Inc.	65,436	2,270,629
Southwest Gas Holdings, Inc.	32,327	2,213,106
Spire, Inc.	27,365	2,027,747
Sunnova Energy International, Inc. *	51,092	1,166,430
The AES Corp.	349,610	10,110,721
The Southern Co.	558,395	37,769,838
The York Water Co.	7,252	331,344
UGI Corp.	109,628	4,237,122
Unitil Corp.	7,964	436,587
Vistra Corp.	205,601	5,002,272
WEC Energy Group, Inc.	165,823	16,439,692
Xcel Energy, Inc.	287,451	20,184,809
		609,785,826
Total Common Stocks (Cost $14,685,826,861)		21,142,943,760

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (d)	5,678,345	5,678,345
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (d)(e)	40,905,906	40,905,906
		46,584,251
Total Short-Term Investments (Cost $46,584,251)		46,584,251
Total Investments in Securities (Cost $14,732,411,112)		21,189,528,011

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 12/16/22	200	40,812,500	837,177

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $39,462,036.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair-valued using significant unobservable inputs (see Notes for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended November 30, 2022:
SECURITY	VALUE AT 8/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 11/30/22	BALANCE OF SHARES HELD AT 11/30/22	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Diversified Financials 0.3%
The Charles Schwab Corp.	$55,147,023	$4,040,544	($2,610,930)	$1,469,127	$7,759,664	$65,805,428	797,255	$174,260

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$19,842,535,173	$—	$—	$19,842,535,173
Health Care Equipment & Services	1,300,408,587	—	0*	1,300,408,587
Short-Term Investments[1]	46,584,251	—	—	46,584,251
Futures Contracts[2]	837,177	—	—	837,177
Total	$21,190,365,188	$—	$—	$21,190,365,188

*	Level 3 amount shown includes securities determined to have no value at November 30, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab 1000 Index ETF

Portfolio Holdings as of November 30, 2022 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.9%
Aptiv plc *	17,293	1,844,644
Autoliv, Inc.	4,998	441,823
BorgWarner, Inc.	15,093	641,604
Ford Motor Co.	252,579	3,510,848
General Motors Co.	93,191	3,779,827
Gentex Corp.	14,995	433,356
Harley-Davidson, Inc.	8,440	397,777
Lear Corp.	3,784	545,804
Lucid Group, Inc. *(a)	37,237	377,583
Rivian Automotive, Inc., Class A *	34,735	1,112,909
Tesla, Inc. *	170,142	33,126,648
Thor Industries, Inc.	3,497	301,232
		46,514,055

Banks 4.0%
Bank of America Corp.	446,491	16,899,684
Bank OZK	7,184	331,542
BOK Financial Corp.	1,837	192,352
Cadence Bank	11,570	333,679
Citigroup, Inc.	123,738	5,990,157
Citizens Financial Group, Inc.	31,730	1,344,717
Comerica, Inc.	8,382	601,325
Commerce Bancshares, Inc.	7,032	526,837
Cullen/Frost Bankers, Inc.	4,109	596,093
East West Bancorp, Inc.	8,985	630,837
Essent Group Ltd.	6,818	273,334
F.N.B. Corp.	22,656	319,450
Fifth Third Bancorp	43,759	1,591,077
First Citizens BancShares, Inc., Class A	843	688,276
First Financial Bankshares, Inc.	8,269	305,540
First Horizon Corp.	34,189	849,597
First Interstate BancSystem, Inc., Class A	5,732	250,030
First Republic Bank	11,682	1,490,740
Glacier Bancorp, Inc.	7,130	412,827
Home BancShares, Inc.	12,067	307,105
Huntington Bancshares, Inc.	91,975	1,423,773
JPMorgan Chase & Co.	187,313	25,882,910
KeyCorp	59,629	1,121,621
M&T Bank Corp.	11,233	1,909,835
MGIC Investment Corp.	19,362	265,840
New York Community Bancorp, Inc.	43,455	406,304
Old National Bancorp	18,591	355,274
Pinnacle Financial Partners, Inc.	4,879	409,299
Popular, Inc.	4,837	353,198
Prosperity Bancshares, Inc.	5,775	436,417
Regions Financial Corp.	59,593	1,383,153
ServisFirst Bancshares, Inc.	3,171	240,425
Signature Bank	4,051	565,114
SouthState Corp.	4,838	425,018
SVB Financial Group *	3,767	873,115
SECURITY	NUMBER OF SHARES	VALUE ($)
Synovus Financial Corp.	9,307	392,104
The PNC Financial Services Group, Inc.	26,183	4,405,552
Truist Financial Corp.	84,728	3,966,118
U.S. Bancorp	86,349	3,919,381
UMB Financial Corp.	2,746	234,838
United Bankshares, Inc.	8,685	372,500
Valley National Bancorp	26,639	337,250
Webster Financial Corp.	11,301	614,096
Wells Fargo & Co.	242,249	11,615,839
Western Alliance Bancorp	6,980	478,409
Wintrust Financial Corp.	3,849	351,914
Zions Bancorp NA	9,569	495,866
		97,170,362

Capital Goods 6.2%
3M Co.	35,388	4,457,826
A.O. Smith Corp.	8,161	495,699
Acuity Brands, Inc.	2,084	392,396
Advanced Drainage Systems, Inc.	4,069	395,751
AECOM	8,897	756,245
AGCO Corp.	3,959	525,438
Allegion plc	5,639	640,872
AMETEK, Inc.	14,647	2,086,026
Axon Enterprise, Inc. *	4,329	796,666
Bloom Energy Corp., Class A *	11,208	238,618
Builders FirstSource, Inc. *	9,950	636,103
BWX Technologies, Inc.	5,798	353,040
Carlisle Cos., Inc.	3,316	872,473
Carrier Global Corp.	53,791	2,384,017
Caterpillar, Inc.	33,721	7,971,982
ChargePoint Holdings, Inc. *(a)	16,509	205,042
Chart Industries, Inc. *	2,270	324,587
Crane Holdings Co.	3,071	325,342
Cummins, Inc.	9,003	2,261,193
Curtiss-Wright Corp.	2,469	436,149
Deere & Co.	17,766	7,834,806
Donaldson Co., Inc.	7,832	477,125
Dover Corp.	9,187	1,304,095
Eaton Corp. plc	25,422	4,155,226
EMCOR Group, Inc.	3,169	490,878
Emerson Electric Co.	37,779	3,618,095
Evoqua Water Technologies Corp. *	7,708	335,221
Fastenal Co.	36,750	1,892,992
Fortive Corp.	22,668	1,531,223
Fortune Brands Home & Security, Inc.	8,319	543,563
Generac Holdings, Inc. *	4,051	427,462
General Dynamics Corp.	14,357	3,623,563
General Electric Co.	70,063	6,023,316
Graco, Inc.	10,751	752,247
HEICO Corp.	2,537	411,780
HEICO Corp., Class A	4,445	563,537
Hexcel Corp.	5,323	319,114
Honeywell International, Inc.	43,016	9,444,163
Howmet Aerospace, Inc.	23,598	888,937
Hubbell, Inc.	3,439	873,712

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Huntington Ingalls Industries, Inc.	2,553	592,194
IDEX Corp.	4,825	1,145,889
Illinois Tool Works, Inc.	17,982	4,090,366
Ingersoll Rand, Inc.	25,810	1,392,966
ITT, Inc.	5,327	450,238
Johnson Controls International plc	43,967	2,921,167
L3Harris Technologies, Inc.	12,231	2,777,415
Lennox International, Inc.	2,074	540,132
Lincoln Electric Holdings, Inc.	3,682	544,494
Lockheed Martin Corp.	15,077	7,315,210
Masco Corp.	14,352	728,795
MasTec, Inc. *	3,766	342,066
MDU Resources Group, Inc.	12,954	407,921
Nordson Corp.	3,455	817,073
Northrop Grumman Corp.	9,290	4,954,264
nVent Electric plc	10,573	423,026
Oshkosh Corp.	4,159	382,919
Otis Worldwide Corp.	26,853	2,096,951
Owens Corning	6,162	547,432
PACCAR, Inc.	22,191	2,350,249
Parker-Hannifin Corp.	8,205	2,452,803
Parsons Corp. *	2,058	101,871
Pentair plc	10,465	478,983
Plug Power, Inc. *	33,429	533,527
Quanta Services, Inc.	9,149	1,371,252
Raytheon Technologies Corp.	94,294	9,308,704
RBC Bearings, Inc. *	1,840	436,025
Regal Rexnord Corp.	4,269	559,709
Rockwell Automation, Inc.	7,391	1,952,850
Sensata Technologies Holding plc	10,007	451,316
SiteOne Landscape Supply, Inc. *	2,869	360,146
Snap-on, Inc.	3,406	819,484
Stanley Black & Decker, Inc.	9,480	774,706
Sunrun, Inc. *	13,541	441,166
Textron, Inc.	13,547	966,985
The Boeing Co. *	35,662	6,379,219
The Middleby Corp. *	3,442	496,302
The Timken Co.	4,270	324,435
The Toro Co.	6,695	743,078
Trane Technologies plc	14,800	2,640,616
TransDigm Group, Inc.	3,294	2,070,279
Trex Co., Inc. *	6,994	320,955
UFP Industries, Inc.	3,906	319,745
United Rentals, Inc. *	4,475	1,579,809
Univar Solutions, Inc. *	10,565	350,018
Valmont Industries, Inc.	1,372	464,641
Vertiv Holdings Co.	19,211	266,072
W.W. Grainger, Inc.	2,891	1,743,446
Watsco, Inc.	2,121	570,507
WESCO International, Inc. *	2,835	365,488
Westinghouse Air Brake Technologies Corp.	11,655	1,178,204
WillScot Mobile Mini Holdings Corp. *	13,628	657,006
Woodward, Inc.	3,818	365,764
Xylem, Inc.	11,542	1,296,744
Zurn Water Solutions Corp.	9,255	224,064
		150,253,206

Commercial & Professional Services 1.1%
ASGN, Inc. *	3,171	287,293
Booz Allen Hamilton Holding Corp.	8,461	900,250
CACI International, Inc., Class A *	1,498	467,825
Casella Waste Systems, Inc., Class A *	3,273	281,773
Cintas Corp.	5,491	2,535,634
Clarivate plc *	27,463	268,863
Clean Harbors, Inc. *	3,228	387,360
Copart, Inc. *	27,362	1,821,215
CoStar Group, Inc. *	25,304	2,050,636
SECURITY	NUMBER OF SHARES	VALUE ($)
Driven Brands Holdings, Inc. *	3,461	105,249
Dun & Bradstreet Holdings, Inc.	13,802	185,775
Equifax, Inc.	7,829	1,545,210
Exponent, Inc.	3,297	340,943
FTI Consulting, Inc. *	2,189	378,303
IAA, Inc. *	8,482	316,972
Insperity, Inc.	2,283	270,650
Jacobs Solutions, Inc.	8,170	1,033,832
KBR, Inc.	8,835	456,504
Leidos Holdings, Inc.	8,697	950,843
MSA Safety, Inc.	2,366	333,630
Republic Services, Inc.	13,114	1,826,649
Robert Half International, Inc.	7,046	555,084
Rollins, Inc.	14,767	597,177
Science Applications International Corp.	3,557	391,661
Stericycle, Inc. *	5,957	310,538
Tetra Tech, Inc.	3,403	526,070
TransUnion	12,333	777,966
TriNet Group, Inc. *	2,392	173,348
Verisk Analytics, Inc.	10,044	1,845,183
Waste Management, Inc.	24,004	4,025,951
		25,948,387

Consumer Durables & Apparel 1.0%
Brunswick Corp.	4,789	355,344
Capri Holdings Ltd. *	8,796	504,451
Columbia Sportswear Co.	2,292	205,340
Crocs, Inc. *	3,915	395,415
D.R. Horton, Inc.	20,237	1,740,382
Deckers Outdoor Corp. *	1,690	674,107
Garmin Ltd.	9,861	916,974
Hasbro, Inc.	8,351	524,610
Leggett & Platt, Inc.	8,414	299,623
Lennar Corp., Class A	16,334	1,434,615
Lululemon Athletica, Inc. *	7,428	2,824,943
Mattel, Inc. *	22,578	411,597
Mohawk Industries, Inc. *	3,387	343,205
Newell Brands, Inc.	23,966	310,839
NIKE, Inc., Class B	80,713	8,853,409
NVR, Inc. *	197	913,885
Polaris, Inc.	3,592	409,703
PulteGroup, Inc.	14,880	666,326
Skechers U.S.A., Inc., Class A *	8,536	359,963
Tapestry, Inc.	16,116	608,701
Tempur Sealy International, Inc.	10,935	347,405
Toll Brothers, Inc.	6,792	325,405
TopBuild Corp. *	2,057	316,943
VF Corp.	21,194	695,587
Whirlpool Corp.	3,480	509,924
		24,948,696

Consumer Services 2.2%
ADT, Inc.	13,667	127,650
Airbnb, Inc., Class A *	25,528	2,607,430
Aramark	16,412	682,739
Booking Holdings, Inc. *	2,538	5,277,644
Boyd Gaming Corp.	5,261	322,657
Caesars Entertainment, Inc. *	13,659	694,014
Carnival Corp. *	62,885	624,448
Chipotle Mexican Grill, Inc. *	1,774	2,886,227
Choice Hotels International, Inc.	1,875	231,038
Churchill Downs, Inc.	2,109	468,114
Darden Restaurants, Inc.	7,847	1,153,431
Domino’s Pizza, Inc.	2,298	893,302
DraftKings, Inc., Class A *	28,578	437,815
Expedia Group, Inc. *	9,733	1,039,874
H&R Block, Inc.	10,132	442,870

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hilton Grand Vacations, Inc. *	5,167	227,451
Hilton Worldwide Holdings, Inc.	17,525	2,499,416
Hyatt Hotels Corp., Class A *	3,226	323,632
Las Vegas Sands Corp. *	21,069	986,872
Marriott International, Inc., Class A	17,607	2,911,317
Marriott Vacations Worldwide Corp.	2,504	373,046
McDonald’s Corp.	46,984	12,816,765
MGM Resorts International	20,776	765,803
Norwegian Cruise Line Holdings Ltd. *	27,011	444,061
Penn Entertainment, Inc. *	10,101	355,454
Planet Fitness, Inc., Class A *	5,381	421,655
Royal Caribbean Cruises Ltd. *	13,979	837,761
Scientific Games Corp. *	6,082	393,931
Service Corp. International	10,045	717,715
Starbucks Corp.	73,289	7,490,136
Texas Roadhouse, Inc.	4,310	428,069
The Wendy's Co.	10,851	244,799
Vail Resorts, Inc.	2,562	659,817
Wyndham Hotels & Resorts, Inc.	5,811	426,063
Wynn Resorts Ltd. *	6,580	550,483
Yum! Brands, Inc.	18,158	2,336,208
		54,099,707

Diversified Financials 5.6%
Affiliated Managers Group, Inc.	2,442	391,746
AGNC Investment Corp.	33,321	332,877
Ally Financial, Inc.	19,655	530,882
American Express Co.	38,318	6,038,534
Ameriprise Financial, Inc.	6,914	2,295,102
Annaly Capital Management, Inc.	27,410	593,975
Apollo Global Management, Inc.	27,776	1,927,377
Ares Management Corp., Class A	9,927	778,178
Berkshire Hathaway, Inc., Class B *	115,289	36,731,075
BlackRock, Inc.	9,634	6,897,944
Blackstone Mortgage Trust, Inc., Class A	11,020	278,475
Blackstone, Inc.	44,844	4,104,571
Blue Owl Capital, Inc.	21,384	241,639
Capital One Financial Corp.	24,561	2,535,678
Cboe Global Markets, Inc.	6,797	862,131
CME Group, Inc.	22,957	4,051,910
Coinbase Global, Inc., Class A *(a)	10,009	457,712
Credit Acceptance Corp. *	383	181,527
Discover Financial Services	17,450	1,890,882
Equitable Holdings, Inc.	22,240	705,898
FactSet Research Systems, Inc.	2,430	1,120,935
Franklin Resources, Inc.	18,172	487,191
Interactive Brokers Group, Inc., Class A	6,536	524,841
Intercontinental Exchange, Inc.	35,655	3,861,793
Invesco Ltd.	28,950	553,234
Jefferies Financial Group, Inc.	11,845	449,992
KKR & Co., Inc.	36,849	1,913,200
LPL Financial Holdings, Inc.	5,081	1,202,724
MarketAxess Holdings, Inc.	2,402	643,544
Moody's Corp.	10,071	3,003,877
Morgan Stanley	85,549	7,962,045
Morningstar, Inc.	1,612	395,150
MSCI, Inc.	5,150	2,615,324
Nasdaq, Inc.	21,704	1,485,856
Northern Trust Corp.	13,330	1,241,156
OneMain Holdings, Inc.	7,847	308,858
Raymond James Financial, Inc.	12,412	1,450,963
Rithm Capital Corp.	30,008	271,572
Robinhood Markets, Inc., Class A *	32,019	307,062
S&P Global, Inc.	21,761	7,677,281
SEI Investments Co.	6,567	408,993
SoFi Technologies, Inc. *	51,586	249,160
Starwood Property Trust, Inc.	19,884	425,716
State Street Corp.	23,496	1,871,926
SECURITY	NUMBER OF SHARES	VALUE ($)
Stifel Financial Corp.	6,750	433,687
Synchrony Financial	30,731	1,154,871
T. Rowe Price Group, Inc.	14,430	1,802,451
The Bank of New York Mellon Corp.	46,998	2,157,208
The Carlyle Group, Inc.	13,798	430,084
The Charles Schwab Corp. (b)	97,104	8,014,964
The Goldman Sachs Group, Inc.	21,806	8,420,387
Tradeweb Markets, Inc., Class A	6,830	419,772
Voya Financial, Inc.	6,247	412,177
		135,506,107

Energy 5.1%
Antero Resources Corp. *	18,074	660,605
APA Corp.	20,810	974,948
Baker Hughes Co.	64,501	1,871,819
ChampionX Corp.	12,876	397,096
Cheniere Energy, Inc.	15,944	2,795,940
Chesapeake Energy Corp.	6,193	640,975
Chevron Corp.	115,047	21,089,266
Chord Energy Corp.	2,629	401,001
Civitas Resources, Inc.	3,359	226,262
Comstock Resources, Inc.	5,746	105,439
ConocoPhillips	81,358	10,048,527
Coterra Energy, Inc.	50,900	1,420,619
Denbury, Inc. *	3,206	287,771
Devon Energy Corp.	41,838	2,866,740
Diamondback Energy, Inc.	11,369	1,682,839
DT Midstream, Inc. *	6,226	375,615
EOG Resources, Inc.	37,406	5,309,034
EQT Corp.	23,578	999,943
Exxon Mobil Corp.	266,244	29,643,607
Halliburton Co.	57,972	2,196,559
Helmerich & Payne, Inc.	6,672	340,806
Hess Corp.	17,782	2,559,008
HF Sinclair Corp.	9,326	581,383
Kinder Morgan, Inc.	126,709	2,422,676
Magnolia Oil & Gas Corp., Class A	10,648	277,700
Marathon Oil Corp.	43,211	1,323,553
Marathon Petroleum Corp.	31,871	3,882,206
Matador Resources Co.	7,194	477,394
Murphy Oil Corp.	9,264	437,261
New Fortress Energy, Inc.	3,017	153,565
NOV, Inc.	24,966	560,736
Occidental Petroleum Corp.	47,632	3,309,948
ONEOK, Inc.	28,593	1,913,444
Ovintiv, Inc.	16,215	904,148
PBF Energy, Inc., Class A	7,268	289,048
PDC Energy, Inc.	6,170	458,554
Phillips 66	30,744	3,333,879
Pioneer Natural Resources Co.	15,241	3,596,724
Range Resources Corp.	15,718	453,779
Schlumberger N.V.	90,323	4,656,151
SM Energy Co.	7,780	335,396
Southwestern Energy Co. *	70,858	490,337
Targa Resources Corp.	14,538	1,081,482
Texas Pacific Land Corp.	395	1,024,053
The Williams Cos., Inc.	77,812	2,700,076
Valero Energy Corp.	25,183	3,364,952
		124,922,864

Food & Staples Retailing 1.6%
Albertsons Cos., Inc., Class A	10,147	212,580
BJ's Wholesale Club Holdings, Inc. *	8,648	650,675
Casey's General Stores, Inc.	2,383	579,117
Costco Wholesale Corp.	28,292	15,256,461
Performance Food Group Co. *	9,917	604,739
Sysco Corp.	32,518	2,813,132

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
The Kroger Co.	41,617	2,047,140
US Foods Holding Corp. *	13,007	475,796
Walgreens Boots Alliance, Inc.	45,920	1,905,680
Walmart, Inc.	91,038	13,876,012
		38,421,332

Food, Beverage & Tobacco 3.5%
Altria Group, Inc.	115,116	5,362,103
Archer-Daniels-Midland Co.	35,787	3,489,232
Brown-Forman Corp., Class B	11,650	850,683
Bunge Ltd.	9,736	1,020,722
Campbell Soup Co.	12,844	689,337
Celsius Holdings, Inc. *	2,553	284,251
Conagra Brands, Inc.	30,571	1,161,087
Constellation Brands, Inc., Class A	10,276	2,644,529
Darling Ingredients, Inc. *	10,219	734,031
Flowers Foods, Inc.	12,452	374,183
General Mills, Inc.	38,002	3,241,571
Hormel Foods Corp.	18,529	870,863
Ingredion, Inc.	4,159	407,457
Kellogg Co.	16,330	1,191,273
Keurig Dr Pepper, Inc.	54,255	2,098,041
Lamb Weston Holdings, Inc.	9,226	801,739
Lancaster Colony Corp.	1,258	260,582
McCormick & Co., Inc. Non Voting Shares	15,995	1,362,454
Molson Coors Beverage Co., Class B	12,081	665,784
Mondelez International, Inc., Class A	87,526	5,917,633
Monster Beverage Corp. *	24,541	2,524,287
National Beverage Corp.	1,471	75,801
PepsiCo, Inc.	88,132	16,349,367
Philip Morris International, Inc.	99,010	9,868,327
Pilgrim's Pride Corp. *	2,967	77,617
Post Holdings, Inc. *	3,500	327,635
Seaboard Corp.	17	67,198
The Coca-Cola Co.	248,551	15,810,329
The Hershey Co.	9,375	2,204,719
The J.M. Smucker Co.	6,813	1,049,270
The Kraft Heinz Co.	50,900	2,002,915
Tyson Foods, Inc., Class A	18,520	1,227,506
		85,012,526

Health Care Equipment & Services 6.1%
Abbott Laboratories	111,859	12,033,791
ABIOMED, Inc. *	2,905	1,097,480
Acadia Healthcare Co., Inc. *	5,791	515,746
agilon health, Inc. *	12,542	220,238
Align Technology, Inc. *	4,660	916,436
AmerisourceBergen Corp.	10,332	1,763,569
AMN Healthcare Services, Inc. *	2,747	339,804
Baxter International, Inc.	32,195	1,819,983
Becton Dickinson & Co.	18,202	4,538,487
Boston Scientific Corp. *	91,455	4,140,168
Cardinal Health, Inc.	17,442	1,398,325
Centene Corp. *	36,482	3,175,758
Chemed Corp.	959	498,680
Cigna Corp.	19,496	6,412,039
CVS Health Corp.	83,863	8,543,962
DaVita, Inc. *	3,599	265,354
Dentsply Sirona, Inc.	13,735	415,621
DexCom, Inc. *	25,052	2,913,047
Edwards Lifesciences Corp. *	39,613	3,060,104
Elevance Health, Inc.	15,334	8,171,795
Encompass Health Corp.	6,400	374,272
Envista Holdings Corp. *	10,359	353,449
Globus Medical, Inc., Class A *	4,963	366,716
Guardant Health, Inc. *	6,491	339,739
SECURITY	NUMBER OF SHARES	VALUE ($)
HCA Healthcare, Inc.	13,739	3,300,383
HealthEquity, Inc. *	5,354	339,872
Henry Schein, Inc. *	8,680	702,386
Hologic, Inc. *	15,946	1,214,447
Humana, Inc.	8,085	4,445,941
IDEXX Laboratories, Inc. *	5,312	2,262,221
Inspire Medical Systems, Inc. *	1,779	429,753
Insulet Corp. *	4,431	1,326,508
Intuitive Surgical, Inc. *	22,819	6,170,029
iRhythm Technologies, Inc. *	1,935	211,012
Laboratory Corp. of America Holdings	5,788	1,393,172
Lantheus Holdings, Inc. *	4,342	269,551
LHC Group, Inc. *	1,972	322,245
Masimo Corp. *	3,105	450,039
McKesson Corp.	9,175	3,501,914
Medtronic plc	84,869	6,708,046
Molina Healthcare, Inc. *	3,718	1,252,111
Novocure Ltd. *	5,793	445,134
Oak Street Health, Inc. *	7,340	158,691
Omnicell, Inc. *	2,794	144,198
Option Care Health, Inc. *	10,024	301,823
Penumbra, Inc. *	2,431	509,319
Premier, Inc., Class A	7,483	249,558
Privia Health Group, Inc. *	3,086	73,848
Quest Diagnostics, Inc.	7,440	1,129,615
QuidelOrtho Corp. *	3,488	305,584
R1 RCM, Inc. *	8,834	79,948
ResMed, Inc.	9,363	2,155,363
Shockwave Medical, Inc. *	2,290	580,744
Signify Health, Inc., Class A *	4,354	124,611
STAAR Surgical Co. *	3,039	173,557
STERIS plc	6,373	1,183,721
Stryker Corp.	21,493	5,026,998
Teladoc Health, Inc. *	10,294	293,482
Teleflex, Inc.	3,005	703,531
Tenet Healthcare Corp. *	6,831	315,456
The Cooper Cos., Inc.	3,141	993,655
The Ensign Group, Inc.	3,543	336,585
UnitedHealth Group, Inc.	59,752	32,729,756
Universal Health Services, Inc., Class B	4,223	552,580
Veeva Systems, Inc., Class A *	8,961	1,705,816
Zimmer Biomet Holdings, Inc.	13,395	1,608,739
		149,856,505

Household & Personal Products 1.5%
Church & Dwight Co., Inc.	15,465	1,266,119
Colgate-Palmolive Co.	53,304	4,129,994
Coty, Inc., Class A *	22,949	180,609
Kimberly-Clark Corp.	21,538	2,921,199
Olaplex Holdings, Inc. *	5,343	31,898
Reynolds Consumer Products, Inc.	3,612	115,439
The Clorox Co.	7,883	1,171,808
The Estee Lauder Cos., Inc., Class A	14,802	3,490,164
The Procter & Gamble Co.	152,610	22,763,308
		36,070,538

Insurance 2.5%
Aflac, Inc.	36,719	2,641,198
American Financial Group, Inc.	4,464	634,870
American International Group, Inc.	48,548	3,063,864
Aon plc, Class A	13,483	4,156,539
Arch Capital Group Ltd. *	23,539	1,410,221
Arthur J. Gallagher & Co.	13,433	2,674,645
Assurant, Inc.	3,398	435,692
Axis Capital Holdings Ltd.	4,983	286,821
Brown & Brown, Inc.	14,932	889,798
Chubb Ltd.	26,674	5,857,344

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Cincinnati Financial Corp.	10,199	1,131,681
CNA Financial Corp.	1,755	74,728
Erie Indemnity Co., Class A	1,595	450,412
Everest Re Group Ltd.	2,513	849,243
Fidelity National Financial, Inc.	17,615	710,941
First American Financial Corp.	6,626	362,111
Globe Life, Inc.	5,784	693,849
Kinsale Capital Group, Inc.	1,385	426,871
Lincoln National Corp.	9,972	388,310
Loews Corp.	12,821	745,541
Markel Corp. *	864	1,144,662
Marsh & McLennan Cos., Inc.	31,878	5,520,632
MetLife, Inc.	42,829	3,284,984
Old Republic International Corp.	18,502	453,299
Primerica, Inc.	2,388	355,884
Principal Financial Group, Inc.	14,812	1,328,340
Prudential Financial, Inc.	23,753	2,566,037
Reinsurance Group of America, Inc.	4,280	618,032
RenaissanceRe Holdings Ltd.	2,776	524,414
RLI Corp.	2,561	333,109
Ryan Specialty Group Holdings, Inc., Class A *	5,240	211,067
Selective Insurance Group, Inc.	3,827	367,851
The Allstate Corp.	17,286	2,314,595
The Hanover Insurance Group, Inc.	2,265	333,635
The Hartford Financial Services Group, Inc.	20,669	1,578,492
The Progressive Corp.	37,377	4,939,371
The Travelers Cos., Inc.	15,145	2,874,672
Unum Group	11,960	504,473
W.R. Berkley Corp.	13,005	992,021
Willis Towers Watson plc	7,034	1,731,489
		59,861,738

Materials 2.9%
Air Products and Chemicals, Inc.	14,173	4,395,898
Albemarle Corp.	7,489	2,081,867
Alcoa Corp.	11,461	574,540
Amcor plc	96,331	1,189,688
AptarGroup, Inc.	4,211	446,956
Ashland, Inc.	3,211	359,215
Avery Dennison Corp.	5,210	1,007,249
Axalta Coating Systems Ltd. *	14,025	376,431
Balchem Corp.	2,054	289,203
Ball Corp.	20,048	1,124,292
Berry Global Group, Inc.	7,956	466,222
Celanese Corp.	6,357	682,106
CF Industries Holdings, Inc.	12,759	1,380,396
Cleveland-Cliffs, Inc. *	32,934	509,818
Commercial Metals Co.	7,648	376,435
Corteva, Inc.	45,852	3,079,420
Crown Holdings, Inc.	7,722	634,826
Dow, Inc.	45,875	2,338,249
DuPont de Nemours, Inc.	32,018	2,257,589
Eagle Materials, Inc.	2,410	328,579
Eastman Chemical Co.	7,896	683,952
Ecolab, Inc.	15,848	2,374,506
Element Solutions, Inc.	14,483	283,287
FMC Corp.	8,059	1,052,828
Freeport-McMoRan, Inc.	91,446	3,639,551
Graphic Packaging Holding Co.	19,554	449,351
Huntsman Corp.	12,036	334,360
International Flavors & Fragrances, Inc.	16,263	1,720,951
International Paper Co.	23,074	856,507
Linde plc	31,827	10,709,149
Livent Corp. *	11,388	318,750
LyondellBasell Industries N.V., Class A	16,213	1,378,267
Martin Marietta Materials, Inc.	3,986	1,460,789
SECURITY	NUMBER OF SHARES	VALUE ($)
MP Materials Corp. *	5,839	194,147
Newmont Corp.	50,693	2,406,397
Nucor Corp.	16,712	2,505,964
Olin Corp.	8,680	494,586
Packaging Corp. of America	5,993	814,389
PPG Industries, Inc.	14,997	2,027,894
Reliance Steel & Aluminum Co.	3,874	818,537
Royal Gold, Inc.	4,223	474,370
RPM International, Inc.	8,266	856,523
Sealed Air Corp.	9,237	491,685
Silgan Holdings, Inc.	5,437	287,617
Sonoco Products Co.	6,216	381,476
Steel Dynamics, Inc.	11,086	1,152,168
The Chemours Co.	9,972	309,631
The Mosaic Co.	22,123	1,134,910
The Sherwin-Williams Co.	15,067	3,754,395
United States Steel Corp.	15,119	397,478
Valvoline, Inc.	11,283	372,113
Vulcan Materials Co.	8,473	1,553,355
Westlake Corp.	2,227	239,737
Westrock Co.	16,198	614,228
		70,442,827

Media & Entertainment 6.0%
Activision Blizzard, Inc.	45,467	3,362,285
Alphabet, Inc., Class A *	383,019	38,681,089
Alphabet, Inc., Class C *	342,507	34,747,335
AMC Entertainment Holdings, Inc., Class A *(a)	32,711	236,500
Cable One, Inc.	312	225,978
Charter Communications, Inc., Class A *	7,082	2,771,116
Comcast Corp., Class A	281,266	10,305,586
DISH Network Corp., Class A *	15,875	254,794
Electronic Arts, Inc.	16,856	2,204,428
Endeavor Group Holdings, Inc., Class A *	10,863	238,877
Fox Corp., Class A	19,512	633,164
Fox Corp., Class B	8,959	273,429
Getty Images Holdings, Inc. *	1,800	10,566
IAC, Inc. *	5,000	259,450
Liberty Broadband Corp., Class C *	7,961	723,336
Liberty Media Corp. - Liberty Formula One, Class C *	13,156	801,727
Liberty Media Corp. - Liberty SiriusXM, Class C *	9,884	433,216
Live Nation Entertainment, Inc. *	9,038	657,605
Match Group, Inc. *	18,025	911,344
Meta Platforms, Inc., Class A *	145,691	17,206,107
Netflix, Inc. *	28,410	8,680,107
News Corp., Class A	24,547	470,075
Nexstar Media Group, Inc.	2,491	472,194
Omnicom Group, Inc.	13,128	1,047,089
Paramount Global, Class B	32,237	647,319
Pinterest, Inc., Class A *	37,161	944,633
Playtika Holding Corp. *	6,355	60,055
ROBLOX Corp., Class A *	23,029	731,631
Roku, Inc. *	7,773	461,483
Sirius XM Holdings, Inc. (a)	44,704	290,129
Snap, Inc., Class A *	65,819	678,594
Take-Two Interactive Software, Inc. *	9,990	1,055,843
TEGNA, Inc.	14,142	279,163
The Interpublic Group of Cos., Inc.	24,927	856,492
The New York Times Co., Class A	10,566	387,244
The Trade Desk, Inc., Class A *	28,373	1,479,368
The Walt Disney Co. *	116,458	11,397,744

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Warner Bros Discovery, Inc. *	141,422	1,612,211
ZoomInfo Technologies, Inc. *	17,191	491,663
		146,980,969

Pharmaceuticals, Biotechnology & Life Sciences 8.7%
AbbVie, Inc.	112,949	18,205,120
Agilent Technologies, Inc.	19,063	2,954,384
Alnylam Pharmaceuticals, Inc. *	7,680	1,694,131
Amgen, Inc.	34,172	9,786,861
Apellis Pharmaceuticals, Inc. *	5,908	294,986
Arrowhead Pharmaceuticals, Inc. *	6,685	215,257
Avantor, Inc. *	42,911	956,057
Biogen, Inc. *	9,277	2,831,062
Biohaven Ltd. *	3,609	57,094
BioMarin Pharmaceutical, Inc. *	11,863	1,197,926
Bio-Rad Laboratories, Inc., Class A *	1,379	571,885
Bio-Techne Corp.	10,000	849,900
Blueprint Medicines Corp. *	3,788	181,028
Bristol-Myers Squibb Co.	136,406	10,950,674
Bruker Corp.	6,478	436,682
Catalent, Inc. *	11,424	572,685
Cerevel Therapeutics Holdings, Inc. *	4,047	117,201
Charles River Laboratories International, Inc. *	3,238	740,110
CRISPR Therapeutics AG *	4,962	271,868
Cytokinetics, Inc. *	5,942	252,535
Danaher Corp.	41,828	11,436,193
Elanco Animal Health, Inc. *	28,383	365,289
Eli Lilly & Co.	50,383	18,696,124
Exact Sciences Corp. *	11,255	505,912
Exelixis, Inc. *	20,537	350,772
Gilead Sciences, Inc.	80,088	7,034,129
Halozyme Therapeutics, Inc. *	8,782	502,857
Horizon Therapeutics plc *	14,735	1,477,773
Illumina, Inc. *	10,038	2,189,087
Incyte Corp. *	11,743	935,565
Intellia Therapeutics, Inc. *	4,794	246,699
Intra-Cellular Therapies, Inc. *	5,557	301,301
Ionis Pharmaceuticals, Inc. *	9,026	368,171
IQVIA Holdings, Inc. *	11,922	2,599,234
Jazz Pharmaceuticals plc *	4,007	628,738
Johnson & Johnson	167,937	29,892,786
Karuna Therapeutics, Inc. *	1,712	402,851
Medpace Holdings, Inc. *	1,615	338,972
Merck & Co., Inc.	161,823	17,819,949
Mettler-Toledo International, Inc. *	1,437	2,111,758
Mirati Therapeutics, Inc. *	3,221	294,335
Moderna, Inc. *	21,499	3,781,889
Natera, Inc. *	6,913	284,263
Neurocrine Biosciences, Inc. *	6,128	778,624
Organon & Co.	16,157	420,405
PerkinElmer, Inc.	8,074	1,128,180
Perrigo Co., plc	8,698	280,337
Pfizer, Inc.	358,509	17,972,056
Regeneron Pharmaceuticals, Inc. *	6,849	5,148,393
Repligen Corp. *	3,280	586,595
Royalty Pharma plc, Class A	23,521	1,034,218
Sarepta Therapeutics, Inc. *	5,616	689,701
Seagen, Inc. *	8,733	1,060,099
Sotera Health Co. *	6,414	53,493
Syneos Health, Inc. *	6,571	231,825
Thermo Fisher Scientific, Inc.	25,028	14,021,186
United Therapeutics Corp. *	2,913	815,320
Vertex Pharmaceuticals, Inc. *	16,375	5,181,050
Viatris, Inc.	77,210	851,626
Waters Corp. *	3,813	1,321,586
SECURITY	NUMBER OF SHARES	VALUE ($)
West Pharmaceutical Services, Inc.	4,738	1,111,819
Zoetis, Inc.	29,898	4,608,478
		212,997,084

Real Estate 3.0%
Agree Realty Corp.	5,064	354,227
Alexandria Real Estate Equities, Inc.	9,479	1,475,027
American Homes 4 Rent, Class A	19,233	636,035
American Tower Corp.	29,756	6,583,515
Americold Realty Trust, Inc.	17,140	511,629
Apartment Income REIT Corp.	9,795	372,700
AvalonBay Communities, Inc.	8,923	1,560,633
Boston Properties, Inc.	9,138	658,667
Brixmor Property Group, Inc.	19,039	441,324
Camden Property Trust	6,822	820,891
CBRE Group, Inc., Class A	20,556	1,636,258
Crown Castle, Inc.	27,655	3,911,247
CubeSmart	14,287	591,339
Digital Realty Trust, Inc.	18,358	2,064,541
EastGroup Properties, Inc.	2,761	428,618
Equinix, Inc.	5,818	4,018,202
Equity LifeStyle Properties, Inc.	11,170	741,911
Equity Residential	21,604	1,401,235
Essex Property Trust, Inc.	4,171	919,205
Extra Space Storage, Inc.	8,575	1,377,917
Federal Realty Investment Trust	4,684	520,392
First Industrial Realty Trust, Inc.	8,496	429,473
Gaming & Leisure Properties, Inc.	16,260	855,439
Healthcare Realty Trust, Inc.	24,249	497,832
Healthpeak Properties, Inc.	34,518	906,443
Host Hotels & Resorts, Inc.	45,584	863,361
Independence Realty Trust, Inc.	14,078	255,093
Invitation Homes, Inc.	36,998	1,207,245
Iron Mountain, Inc.	18,614	1,011,299
Jones Lang LaSalle, Inc. *	3,072	516,618
Kilroy Realty Corp.	6,694	289,315
Kimco Realty Corp.	39,643	908,618
Kite Realty Group Trust	13,913	317,216
Lamar Advertising Co., Class A	5,602	560,984
Life Storage, Inc.	5,364	576,576
Medical Properties Trust, Inc.	38,080	499,610
Mid-America Apartment Communities, Inc.	7,369	1,215,001
National Retail Properties, Inc.	11,382	527,669
National Storage Affiliates Trust	5,401	215,014
Omega Healthcare Investors, Inc.	14,917	451,687
Prologis, Inc.	58,983	6,947,608
Public Storage	10,100	3,009,396
Rayonier, Inc.	9,339	335,083
Realty Income Corp.	39,463	2,488,931
Regency Centers Corp.	9,787	650,150
Rexford Industrial Realty, Inc.	10,981	607,139
Ryman Hospitality Properties, Inc.	3,539	323,925
SBA Communications Corp.	6,897	2,064,272
Simon Property Group, Inc.	20,943	2,501,432
Spirit Realty Capital, Inc.	8,674	359,277
STAG Industrial, Inc.	11,543	379,880
STORE Capital Corp.	17,093	545,267
Sun Communities, Inc.	7,889	1,158,894
Terreno Realty Corp.	4,198	246,171
UDR, Inc.	19,586	812,231
Ventas, Inc.	25,493	1,186,189
VICI Properties, Inc.	61,608	2,106,994
Vornado Realty Trust	10,235	258,843
Welltower, Inc.	29,609	2,103,127
Weyerhaeuser Co.	47,200	1,543,912

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
WP Carey, Inc.	13,283	1,046,700
Zillow Group, Inc., Class C *	10,493	398,524
		74,203,951

Retailing 5.3%
Advance Auto Parts, Inc.	3,860	582,821
Amazon.com, Inc. *	566,173	54,658,341
AutoNation, Inc. *	2,481	307,421
AutoZone, Inc. *	1,244	3,208,276
Bath & Body Works, Inc.	14,517	616,973
Best Buy Co., Inc.	12,767	1,089,025
Burlington Stores, Inc. *	4,238	829,292
CarMax, Inc. *	10,140	703,310
Dick's Sporting Goods, Inc.	3,638	435,032
Dollar General Corp.	14,497	3,706,593
Dollar Tree, Inc. *	13,501	2,029,065
DoorDash, Inc., Class A *	16,750	975,688
eBay, Inc.	35,080	1,594,035
Etsy, Inc. *	8,110	1,071,250
Five Below, Inc. *	3,550	571,053
Floor & Decor Holdings, Inc., Class A *	6,809	508,156
GameStop Corp., Class A *(a)	16,112	422,296
Genuine Parts Co.	9,039	1,657,120
Lithia Motors, Inc.	1,766	422,621
LKQ Corp.	16,731	908,995
Lowe’s Cos., Inc.	40,817	8,675,653
Macy's, Inc.	17,150	403,025
Murphy USA, Inc.	1,385	409,697
O'Reilly Automotive, Inc. *	4,070	3,518,678
Penske Automotive Group, Inc.	1,637	206,999
Pool Corp.	2,523	831,101
RH *	1,269	363,987
Ross Stores, Inc.	22,357	2,630,748
Target Corp.	29,625	4,949,449
The Home Depot, Inc.	65,641	21,267,028
The TJX Cos., Inc.	74,852	5,991,903
Tractor Supply Co.	7,077	1,601,596
Ulta Beauty, Inc. *	3,317	1,541,874
Williams-Sonoma, Inc.	4,410	515,529
		129,204,630

Semiconductors & Semiconductor Equipment 5.0%
Advanced Micro Devices, Inc. *	103,150	8,007,534
Allegro MicroSystems, Inc. *	4,122	128,359
Amkor Technology, Inc.	6,329	177,339
Analog Devices, Inc.	33,193	5,706,209
Applied Materials, Inc.	55,540	6,087,184
Broadcom, Inc.	25,789	14,210,513
Cirrus Logic, Inc. *	3,605	269,330
Enphase Energy, Inc. *	8,654	2,774,386
Entegris, Inc.	9,529	736,496
First Solar, Inc. *	6,346	1,094,875
GLOBALFOUNDRIES, Inc. *(a)	4,430	285,070
Intel Corp.	262,260	7,886,158
KLA Corp.	9,060	3,561,939
Lam Research Corp.	8,751	4,133,797
Lattice Semiconductor Corp. *	8,826	642,798
Marvell Technology, Inc.	54,295	2,525,803
Microchip Technology, Inc.	35,311	2,796,278
Micron Technology, Inc.	70,413	4,059,309
MKS Instruments, Inc.	3,682	308,773
Monolithic Power Systems, Inc.	2,839	1,084,384
NVIDIA Corp.	159,960	27,070,031
NXP Semiconductors N.V.	16,787	2,951,826
ON Semiconductor Corp. *	27,713	2,084,018
Qorvo, Inc. *	6,568	651,874
QUALCOMM, Inc.	71,725	9,072,495
SECURITY	NUMBER OF SHARES	VALUE ($)
Skyworks Solutions, Inc.	10,226	977,810
SolarEdge Technologies, Inc. *	3,562	1,064,539
Synaptics, Inc. *	2,510	265,985
Teradyne, Inc.	9,999	934,407
Texas Instruments, Inc.	58,365	10,532,548
Universal Display Corp.	2,809	316,350
Wolfspeed, Inc. *	7,910	719,177
		123,117,594

Software & Services 13.0%
Accenture plc, Class A	40,402	12,158,174
Adobe, Inc. *	29,897	10,312,372
Affirm Holdings, Inc. *	13,088	182,185
Akamai Technologies, Inc. *	10,129	960,837
Amdocs Ltd.	7,818	694,708
ANSYS, Inc. *	5,557	1,413,145
AppLovin Corp., Class A *	7,786	112,196
Aspen Technology, Inc. *	1,844	425,042
Autodesk, Inc. *	13,894	2,805,893
Automatic Data Processing, Inc.	26,545	7,011,596
Bentley Systems, Inc., Class B	12,518	495,838
Bill.com Holdings, Inc. *	5,986	720,834
Black Knight, Inc. *	9,947	616,615
Block, Inc. *	33,856	2,294,421
Broadridge Financial Solutions, Inc.	7,477	1,114,896
Cadence Design Systems, Inc. *	17,483	3,007,775
CCC Intelligent Solutions Holdings, Inc. *	6,648	61,162
Ceridian HCM Holding, Inc. *	9,812	671,533
Cloudflare, Inc., Class A *	18,060	887,468
Cognizant Technology Solutions Corp., Class A	33,086	2,058,280
Concentrix Corp.	2,758	337,524
Coupa Software, Inc. *	4,864	307,599
Crowdstrike Holdings, Inc., Class A *	13,627	1,603,217
Datadog, Inc., Class A *	15,808	1,197,930
DocuSign, Inc. *	12,777	601,413
Dolby Laboratories, Inc., Class A	3,924	293,790
DoubleVerify Holdings, Inc. *	4,704	123,245
Dropbox, Inc., Class A *	17,529	412,983
DXC Technology Co. *	14,617	433,686
Dynatrace, Inc. *	12,804	496,155
Elastic N.V. *	4,957	303,319
EPAM Systems, Inc. *	3,673	1,353,794
Euronet Worldwide, Inc. *	2,981	277,084
ExlService Holdings, Inc. *	2,104	393,869
Fair Isaac Corp. *	1,609	997,130
Fidelity National Information Services, Inc.	38,887	2,822,419
Fiserv, Inc. *	40,891	4,267,385
Five9, Inc. *	4,428	283,879
FleetCor Technologies, Inc. *	4,816	944,899
Fortinet, Inc. *	41,789	2,221,503
Gartner, Inc. *	5,061	1,773,223
Genpact Ltd.	10,731	494,806
Global Payments, Inc.	17,713	1,838,255
GoDaddy, Inc., Class A *	9,956	787,818
Guidewire Software, Inc. *	5,407	320,689
HubSpot, Inc. *	3,059	926,969
Informatica, Inc., Class A *	2,361	40,562
International Business Machines Corp.	57,684	8,589,148
Intuit, Inc.	18,024	7,346,402
Jack Henry & Associates, Inc.	4,646	879,720
Manhattan Associates, Inc. *	3,989	502,375
Mastercard, Inc., Class A	54,500	19,423,800
Microsoft Corp.	476,403	121,549,461
MongoDB, Inc. *	4,351	664,354
NCR Corp. *	8,736	208,528
NortonLifeLock, Inc.	37,733	866,350

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nutanix, Inc., Class A *	14,401	406,972
Okta, Inc. *	9,662	515,178
Oracle Corp.	97,033	8,056,650
Palantir Technologies, Inc., Class A *	111,355	835,163
Palo Alto Networks, Inc. *	19,100	3,245,090
Paychex, Inc.	20,444	2,535,669
Paycom Software, Inc. *	3,115	1,056,297
Paycor HCM, Inc. *	2,981	86,211
Paylocity Holding Corp. *	2,602	566,794
PayPal Holdings, Inc. *	73,895	5,794,107
Procore Technologies, Inc. *	4,323	211,697
PTC, Inc. *	6,759	859,812
Qualys, Inc. *	2,233	275,374
Roper Technologies, Inc.	6,778	2,974,796
Salesforce, Inc. *	63,575	10,187,894
SentinelOne, Inc., Class A *	12,689	183,991
ServiceNow, Inc. *	12,907	5,373,184
Smartsheet, Inc., Class A *	8,229	252,960
Snowflake, Inc., Class A *	18,081	2,583,775
Splunk, Inc. *	9,506	738,426
SPS Commerce, Inc. *	2,299	327,056
SS&C Technologies Holdings, Inc.	14,133	759,790
Switch, Inc., Class A	8,785	300,886
Synopsys, Inc. *	9,783	3,321,720
Tenable Holdings, Inc. *	7,061	269,589
The Western Union Co.	24,531	359,625
Toast, Inc., Class A *	19,126	351,153
Twilio, Inc., Class A *	11,067	542,504
Tyler Technologies, Inc. *	2,660	911,688
UiPath, Inc., Class A *	22,052	274,988
Unity Software, Inc. *	14,009	553,496
VeriSign, Inc. *	5,978	1,194,464
Visa, Inc., Class A	104,438	22,663,046
VMware, Inc., Class A *	13,190	1,602,453
WEX, Inc. *	2,846	481,372
Workday, Inc., Class A *	12,718	2,135,352
Zoom Video Communications, Inc., Class A *	14,199	1,071,031
Zscaler, Inc. *	5,365	715,959
		318,466,465

Technology Hardware & Equipment 7.7%
Amphenol Corp., Class A	37,991	3,055,616
Apple Inc.	964,981	142,846,137
Arista Networks, Inc. *	15,729	2,191,050
Arrow Electronics, Inc. *	4,075	443,115
CDW Corp.	8,650	1,631,736
Ciena Corp. *	9,510	427,570
Cisco Systems, Inc.	264,519	13,151,885
Cognex Corp.	11,155	555,296
Coherent Corp. *	8,200	300,694
Corning, Inc.	48,505	1,655,476
Dell Technologies, Inc., Class C	16,904	757,130
F5, Inc. *	3,796	586,900
Hewlett Packard Enterprise Co.	83,258	1,397,069
HP, Inc.	58,075	1,744,573
IPG Photonics Corp. *	2,153	195,988
Jabil, Inc.	8,768	632,962
Juniper Networks, Inc.	20,581	684,112
Keysight Technologies, Inc. *	11,506	2,081,320
Littelfuse, Inc.	1,573	387,745
Lumentum Holdings, Inc. *	4,441	243,989
Motorola Solutions, Inc.	10,666	2,903,285
National Instruments Corp.	8,459	346,988
NetApp, Inc.	14,094	952,895
Novanta, Inc. *	2,276	359,039
Pure Storage, Inc., Class A *	17,730	517,539
Rogers Corp. *	1,192	129,976
SECURITY	NUMBER OF SHARES	VALUE ($)
Seagate Technology Holdings plc	12,451	659,529
TD SYNNEX Corp.	2,706	276,824
TE Connectivity Ltd.	20,419	2,575,244
Teledyne Technologies, Inc. *	3,001	1,260,720
Trimble, Inc. *	15,868	948,113
Ubiquiti, Inc.	277	83,108
Western Digital Corp. *	19,994	734,779
Zebra Technologies Corp., Class A *	3,320	897,330
		187,615,732

Telecommunication Services 1.1%
AT&T, Inc.	455,196	8,776,179
Frontier Communications Parent, Inc. *	14,178	365,367
Iridium Communications, Inc. *	8,102	430,216
Liberty Global plc, Class C *	17,685	365,726
Lumen Technologies, Inc.	60,701	332,034
T-Mobile US, Inc. *	38,482	5,828,484
Verizon Communications, Inc.	268,241	10,456,034
		26,554,040

Transportation 1.9%
Alaska Air Group, Inc. *	8,112	384,833
AMERCO	620	39,246
AMERCO - Non Voting Shares *	5,612	354,510
American Airlines Group, Inc. *	41,357	596,782
Avis Budget Group, Inc. *	1,841	411,648
C.H. Robinson Worldwide, Inc.	7,954	797,150
CSX Corp.	136,709	4,469,017
Delta Air Lines, Inc. *	40,985	1,449,639
Expeditors International of Washington, Inc.	10,478	1,216,077
FedEx Corp.	15,260	2,780,677
GXO Logistics, Inc. *	7,551	353,840
Hertz Global Holdings, Inc. *	11,443	196,820
J.B. Hunt Transport Services, Inc.	5,321	978,479
Knight-Swift Transportation Holdings, Inc.	10,238	567,492
Landstar System, Inc.	2,318	400,968
Lyft, Inc., Class A *	19,395	217,612
Norfolk Southern Corp.	15,007	3,849,295
Old Dominion Freight Line, Inc.	5,853	1,771,176
RXO, Inc. *	7,305	138,795
Saia, Inc. *	1,694	412,641
Southwest Airlines Co. *	37,811	1,509,037
Uber Technologies, Inc. *	126,489	3,685,889
Union Pacific Corp.	39,883	8,671,761
United Airlines Holdings, Inc. *	20,948	925,273
United Parcel Service, Inc., Class B	46,730	8,866,083
XPO Logistics, Inc. *	7,280	281,154
		45,325,894

Utilities 2.9%
Alliant Energy Corp.	15,963	898,717
Ameren Corp.	16,473	1,471,368
American Electric Power Co., Inc.	32,833	3,178,234
American Water Works Co., Inc.	11,634	1,765,576
Atmos Energy Corp.	8,941	1,074,708
Avangrid, Inc.	4,375	187,119
Black Hills Corp.	4,214	301,849
CenterPoint Energy, Inc.	40,125	1,248,289
CMS Energy Corp.	18,467	1,127,780
Consolidated Edison, Inc.	22,608	2,216,488
Constellation Energy Corp.	20,869	2,005,928
Dominion Energy, Inc.	53,222	3,252,396
DTE Energy Co.	12,383	1,436,552
Duke Energy Corp.	49,205	4,917,056

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Edison International	24,303	1,620,038
Entergy Corp.	13,018	1,513,603
Essential Utilities, Inc.	15,161	731,367
Evergy, Inc.	14,627	866,065
Eversource Energy	22,184	1,838,166
Exelon Corp.	63,350	2,620,789
FirstEnergy Corp.	34,575	1,425,873
Hawaiian Electric Industries, Inc.	7,094	291,422
IDACORP, Inc.	3,256	359,886
National Fuel Gas Co.	5,874	389,035
New Jersey Resources Corp.	6,222	309,544
NextEra Energy, Inc.	125,537	10,632,984
NiSource, Inc.	25,857	722,445
NRG Energy, Inc.	14,989	636,283
OGE Energy Corp.	12,741	515,501
ONE Gas, Inc.	3,485	303,021
Ormat Technologies, Inc.	3,132	283,227
PG&E Corp. *	103,020	1,617,414
Pinnacle West Capital Corp.	7,192	563,277
PNM Resources, Inc.	5,423	265,727
Portland General Electric Co.	5,783	284,697
PPL Corp.	46,885	1,384,045
Public Service Enterprise Group, Inc.	31,918	1,932,635
Sempra Energy	20,056	3,333,107
South Jersey Industries, Inc.	7,750	268,925
Southwest Gas Holdings, Inc.	3,909	267,610
The AES Corp.	42,585	1,231,558
The Southern Co.	67,900	4,592,756
UGI Corp.	13,311	514,470
Vistra Corp.	24,961	607,301
WEC Energy Group, Inc.	20,118	1,994,498
Xcel Energy, Inc.	35,010	2,458,402
		71,457,731
Total Common Stocks (Cost $2,044,908,223)		2,434,952,940

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (c)	795,048	795,048
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (c)(d)	1,881,264	1,881,264
		2,676,312
Total Short-Term Investments (Cost $2,676,312)		2,676,312
Total Investments in Securities (Cost $2,047,584,535)		2,437,629,252

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 12/16/22	24	4,897,500	142,243

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,830,986.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended November 30, 2022:
SECURITY	VALUE AT 8/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 11/30/22	BALANCE OF SHARES HELD AT 11/30/22	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Diversified Financials 0.3%
The Charles Schwab Corp.	$6,429,560	$578,027	($102,426)	$34,054	$1,075,749	$8,014,964	97,104	$21,186

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,434,952,940	$—	$—	$2,434,952,940
Short-Term Investments[1]	2,676,312	—	—	2,676,312
Futures Contracts[2]	142,243	—	—	142,243
Total	$2,437,771,495	$—	$—	$2,437,771,495

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Large-Cap ETF

Portfolio Holdings as of November 30, 2022 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 2.0%
Aptiv plc *	227,524	24,269,985
Autoliv, Inc.	65,381	5,779,680
BorgWarner, Inc.	198,782	8,450,223
Ford Motor Co.	3,316,373	46,097,585
General Motors Co.	1,224,292	49,657,283
Gentex Corp.	195,803	5,658,707
Harley-Davidson, Inc.	111,136	5,237,840
Lear Corp.	50,055	7,219,933
Lucid Group, Inc. *	490,342	4,972,068
Rivian Automotive, Inc., Class A *	456,123	14,614,181
Tesla, Inc. *	2,235,019	435,158,199
		607,115,684

Banks 3.8%
Bank of America Corp.	5,866,238	222,037,108
BOK Financial Corp.	24,369	2,551,678
Citigroup, Inc.	1,625,967	78,713,062
Citizens Financial Group, Inc.	415,176	17,595,159
Comerica, Inc.	109,327	7,843,119
Commerce Bancshares, Inc.	91,346	6,843,642
Cullen/Frost Bankers, Inc.	53,618	7,778,363
East West Bancorp, Inc.	117,924	8,279,444
Fifth Third Bancorp	576,379	20,957,140
First Citizens BancShares, Inc., Class A	11,098	9,061,073
First Horizon Corp.	448,751	11,151,462
First Republic Bank	153,397	19,574,991
Huntington Bancshares, Inc.	1,208,184	18,702,688
JPMorgan Chase & Co.	2,460,775	340,029,890
KeyCorp	784,210	14,750,990
M&T Bank Corp.	147,383	25,058,058
Regions Financial Corp.	782,531	18,162,545
Signature Bank	52,911	7,381,085
SVB Financial Group *	49,428	11,456,422
The PNC Financial Services Group, Inc.	344,346	57,939,658
Truist Financial Corp.	1,112,885	52,094,147
U.S. Bancorp	1,134,807	51,508,890
Webster Financial Corp.	146,916	7,983,415
Wells Fargo & Co.	3,183,146	152,631,851
Western Alliance Bancorp	90,601	6,209,793
Zions Bancorp NA	126,994	6,580,829
		1,182,876,502

Capital Goods 6.0%
3M Co.	464,717	58,540,401
A.O. Smith Corp.	107,195	6,511,024
Acuity Brands, Inc.	27,349	5,149,543
Advanced Drainage Systems, Inc.	53,621	5,215,178
SECURITY	NUMBER OF SHARES	VALUE ($)
AECOM	116,842	9,931,570
AGCO Corp.	52,288	6,939,663
Allegion plc	74,131	8,424,988
AMETEK, Inc.	192,593	27,429,095
Axon Enterprise, Inc. *	56,854	10,462,842
Builders FirstSource, Inc. *	130,583	8,348,171
Carlisle Cos., Inc.	43,463	11,435,550
Carrier Global Corp.	707,599	31,360,788
Caterpillar, Inc.	443,001	104,729,866
Cummins, Inc.	118,386	29,733,828
Deere & Co.	233,389	102,924,549
Donaldson Co., Inc.	103,712	6,318,135
Dover Corp.	120,787	17,145,715
Eaton Corp. plc	334,113	54,610,770
Emerson Electric Co.	496,599	47,559,286
Fastenal Co.	482,897	24,874,024
Fortive Corp.	297,986	20,128,954
Fortune Brands Home & Security, Inc.	108,149	7,066,456
Generac Holdings, Inc. *	53,891	5,686,578
General Dynamics Corp.	188,620	47,605,802
General Electric Co.	920,542	79,138,996
Graco, Inc.	141,974	9,933,921
HEICO Corp.	33,605	5,454,428
HEICO Corp., Class A	57,746	7,321,038
Honeywell International, Inc.	565,323	124,116,665
Howmet Aerospace, Inc.	309,413	11,655,588
Hubbell, Inc.	45,067	11,449,722
Huntington Ingalls Industries, Inc.	33,614	7,797,103
IDEX Corp.	63,225	15,015,305
Illinois Tool Works, Inc.	236,515	53,800,067
Ingersoll Rand, Inc.	337,736	18,227,612
Johnson Controls International plc	577,725	38,384,049
L3Harris Technologies, Inc.	160,691	36,489,712
Lennox International, Inc.	26,967	7,023,016
Lincoln Electric Holdings, Inc.	48,568	7,182,236
Lockheed Martin Corp.	198,060	96,096,731
Masco Corp.	188,590	9,576,600
Nordson Corp.	45,208	10,691,240
Northrop Grumman Corp.	122,079	65,103,510
Otis Worldwide Corp.	353,080	27,572,017
Owens Corning	80,408	7,143,447
PACCAR, Inc.	291,874	30,912,375
Parker-Hannifin Corp.	107,656	32,182,685
Pentair plc	137,532	6,294,840
Plug Power, Inc. *	435,565	6,951,617
Quanta Services, Inc.	120,400	18,045,552
Raytheon Technologies Corp.	1,238,492	122,263,930
Regal Rexnord Corp.	55,499	7,276,474
Rockwell Automation, Inc.	96,817	25,580,988
Sensata Technologies Holding plc	129,446	5,838,015
Snap-on, Inc.	44,647	10,742,068
Stanley Black & Decker, Inc.	123,544	10,096,016
Textron, Inc.	176,851	12,623,624
The Boeing Co. *	468,461	83,798,304
The Middleby Corp. *	45,324	6,535,268

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
The Toro Co.	88,076	9,775,555
Trane Technologies plc	194,519	34,706,080
TransDigm Group, Inc.	43,292	27,209,022
Trex Co., Inc. *	92,279	4,234,683
United Rentals, Inc. *	58,664	20,710,152
W.W. Grainger, Inc.	37,985	22,907,234
Watsco, Inc.	27,753	7,465,002
Westinghouse Air Brake Technologies Corp.	152,982	15,464,950
WillScot Mobile Mini Holdings Corp. *	178,451	8,603,123
Woodward, Inc.	50,944	4,880,435
Xylem, Inc.	151,225	16,990,129
		1,859,393,900

Commercial & Professional Services 0.9%
Booz Allen Hamilton Holding Corp.	111,388	11,851,683
Cintas Corp.	72,171	33,327,124
Clarivate plc *	360,948	3,533,681
Copart, Inc. *	359,287	23,914,143
CoStar Group, Inc. *	332,297	26,929,349
Dun & Bradstreet Holdings, Inc.	181,588	2,444,174
Equifax, Inc.	102,622	20,254,504
Jacobs Solutions, Inc.	106,785	13,512,574
Leidos Holdings, Inc.	114,875	12,559,284
Republic Services, Inc.	172,554	24,035,047
Robert Half International, Inc.	91,675	7,222,156
Rollins, Inc.	193,950	7,843,338
TransUnion	161,595	10,193,413
Verisk Analytics, Inc.	131,896	24,230,614
Waste Management, Inc.	315,491	52,914,151
		274,765,235

Consumer Durables & Apparel 0.9%
D.R. Horton, Inc.	265,702	22,850,372
Deckers Outdoor Corp. *	22,394	8,932,519
Garmin Ltd.	129,172	12,011,704
Hasbro, Inc.	108,583	6,821,184
Leggett & Platt, Inc.	111,044	3,954,277
Lennar Corp., Class A	224,197	19,691,222
Lululemon Athletica, Inc. *	97,510	37,084,028
Mohawk Industries, Inc. *	43,983	4,456,797
Newell Brands, Inc.	315,272	4,089,078
NIKE, Inc., Class B	1,060,396	116,314,837
NVR, Inc. *	2,590	12,015,036
Polaris, Inc.	47,362	5,402,110
PulteGroup, Inc.	193,824	8,679,439
Tapestry, Inc.	211,405	7,984,767
Toll Brothers, Inc.	89,081	4,267,871
VF Corp.	276,334	9,069,282
Whirlpool Corp.	46,033	6,745,215
		290,369,738

Consumer Services 2.1%
ADT, Inc.	179,430	1,675,876
Airbnb, Inc., Class A *	334,952	34,211,997
Aramark	216,173	8,992,797
Booking Holdings, Inc. *	33,283	69,210,334
Caesars Entertainment, Inc. *	180,295	9,160,789
Carnival Corp. *	827,508	8,217,155
Chipotle Mexican Grill, Inc. *	23,294	37,898,406
Darden Restaurants, Inc.	102,825	15,114,247
Domino’s Pizza, Inc.	30,163	11,725,263
DraftKings, Inc., Class A *	375,456	5,751,986
Expedia Group, Inc. *	127,613	13,634,173
Hilton Worldwide Holdings, Inc.	229,974	32,798,892
SECURITY	NUMBER OF SHARES	VALUE ($)
Las Vegas Sands Corp. *	275,004	12,881,187
Marriott International, Inc., Class A	231,929	38,349,460
McDonald’s Corp.	617,400	168,420,546
MGM Resorts International	273,094	10,066,245
Norwegian Cruise Line Holdings Ltd. *	355,467	5,843,878
Royal Caribbean Cruises Ltd. *	183,537	10,999,372
Service Corp. International	131,811	9,417,896
Starbucks Corp.	963,177	98,436,689
Vail Resorts, Inc.	33,712	8,682,189
Wyndham Hotels & Resorts, Inc.	75,183	5,512,418
Wynn Resorts Ltd. *	86,297	7,219,607
Yum! Brands, Inc.	238,826	30,727,353
		654,948,755

Diversified Financials 5.6%
AGNC Investment Corp.	436,827	4,363,902
Ally Financial, Inc.	258,379	6,978,817
American Express Co.	503,660	79,371,779
Ameriprise Financial, Inc.	90,885	30,169,276
Annaly Capital Management, Inc.	360,933	7,821,418
Apollo Global Management, Inc.	363,482	25,222,016
Ares Management Corp., Class A	129,638	10,162,323
Berkshire Hathaway, Inc., Class B *	1,514,540	482,532,444
BlackRock, Inc.	126,550	90,609,800
Blackstone, Inc.	588,520	53,867,236
Capital One Financial Corp.	321,938	33,236,879
Cboe Global Markets, Inc.	89,103	11,301,824
CME Group, Inc.	301,431	53,202,571
Coinbase Global, Inc., Class A *(a)	131,631	6,019,486
Credit Acceptance Corp. *	5,086	2,410,561
Discover Financial Services	229,342	24,851,499
Equitable Holdings, Inc.	292,541	9,285,251
FactSet Research Systems, Inc.	31,963	14,744,212
Franklin Resources, Inc.	239,132	6,411,129
Intercontinental Exchange, Inc.	468,809	50,776,703
Invesco Ltd.	380,943	7,279,821
Jefferies Financial Group, Inc.	155,832	5,920,058
KKR & Co., Inc.	484,199	25,139,612
LPL Financial Holdings, Inc.	67,036	15,868,092
MarketAxess Holdings, Inc.	31,677	8,486,902
Moody's Corp.	132,332	39,470,666
Morgan Stanley	1,123,900	104,601,373
Morningstar, Inc.	21,096	5,171,262
MSCI, Inc.	67,491	34,273,955
Nasdaq, Inc.	285,243	19,527,736
Northern Trust Corp.	175,274	16,319,762
Raymond James Financial, Inc.	163,070	19,062,883
S&P Global, Inc.	285,895	100,863,756
SEI Investments Co.	86,174	5,366,917
SoFi Technologies, Inc. *(a)	679,357	3,281,294
Starwood Property Trust, Inc.	259,635	5,558,785
State Street Corp.	308,760	24,598,909
Synchrony Financial	403,843	15,176,420
T. Rowe Price Group, Inc.	189,616	23,684,935
The Bank of New York Mellon Corp.	617,935	28,363,216
The Carlyle Group, Inc.	181,560	5,659,225
The Charles Schwab Corp. (b)	1,275,462	105,276,633
The Goldman Sachs Group, Inc.	286,513	110,636,995
Voya Financial, Inc.	81,897	5,403,564
		1,738,331,897

Energy 5.0%
Antero Resources Corp. *	235,562	8,609,791
APA Corp.	273,413	12,809,399
Baker Hughes Co.	847,389	24,591,229
Cheniere Energy, Inc.	209,354	36,712,317

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Chesapeake Energy Corp.	80,782	8,360,937
Chevron Corp.	1,511,187	277,015,689
ConocoPhillips	1,068,620	131,985,256
Coterra Energy, Inc.	669,213	18,677,735
Devon Energy Corp.	550,023	37,687,576
Diamondback Energy, Inc.	149,175	22,080,884
EOG Resources, Inc.	492,130	69,848,011
EQT Corp.	309,591	13,129,754
Exxon Mobil Corp.	3,497,165	389,374,351
Halliburton Co.	760,562	28,817,694
Hess Corp.	233,867	33,655,800
HF Sinclair Corp.	121,394	7,567,702
Kinder Morgan, Inc.	1,664,375	31,822,850
Marathon Oil Corp.	567,269	17,375,449
Marathon Petroleum Corp.	418,393	50,964,451
New Fortress Energy, Inc.	39,893	2,030,554
Occidental Petroleum Corp.	625,638	43,475,585
ONEOK, Inc.	375,383	25,120,630
Ovintiv, Inc.	214,356	11,952,491
Phillips 66	404,029	43,812,905
Pioneer Natural Resources Co.	200,169	47,237,882
Schlumberger N.V.	1,186,119	61,144,434
Targa Resources Corp.	189,472	14,094,822
Texas Pacific Land Corp.	5,184	13,439,727
The Williams Cos., Inc.	1,022,185	35,469,820
Valero Energy Corp.	330,769	44,197,354
		1,563,063,079

Food & Staples Retailing 1.6%
Albertsons Cos., Inc., Class A	133,485	2,796,511
BJ's Wholesale Club Holdings, Inc. *	113,935	8,572,469
Costco Wholesale Corp.	371,656	200,415,498
Sysco Corp.	427,262	36,962,436
The Kroger Co.	546,969	26,905,405
US Foods Holding Corp. *	171,015	6,255,729
Walgreens Boots Alliance, Inc.	602,405	24,999,808
Walmart, Inc.	1,195,813	182,265,817
		489,173,673

Food, Beverage & Tobacco 3.5%
Altria Group, Inc.	1,510,248	70,347,352
Archer-Daniels-Midland Co.	470,553	45,878,918
Brown-Forman Corp., Class A	47,693	3,481,112
Brown-Forman Corp., Class B	152,343	11,124,086
Bunge Ltd.	127,069	13,321,914
Campbell Soup Co.	168,063	9,019,941
Conagra Brands, Inc.	402,424	15,284,064
Constellation Brands, Inc., Class A	134,640	34,649,604
Darling Ingredients, Inc. *	134,126	9,634,271
General Mills, Inc.	499,371	42,596,346
Hormel Foods Corp.	243,909	11,463,723
Kellogg Co.	214,326	15,635,082
Keurig Dr Pepper, Inc.	713,826	27,603,651
Lamb Weston Holdings, Inc.	120,172	10,442,947
McCormick & Co., Inc. Non Voting Shares	209,619	17,855,346
Molson Coors Beverage Co., Class B	157,605	8,685,612
Mondelez International, Inc., Class A	1,150,064	77,755,827
Monster Beverage Corp. *	322,461	33,168,338
PepsiCo, Inc.	1,157,924	214,806,481
Philip Morris International, Inc.	1,301,100	129,680,637
Post Holdings, Inc. *	45,320	4,242,405
The Coca-Cola Co.	3,265,716	207,732,195
The Hershey Co.	123,135	28,957,658
The J.M. Smucker Co.	89,411	13,770,188
SECURITY	NUMBER OF SHARES	VALUE ($)
The Kraft Heinz Co.	668,955	26,323,379
Tyson Foods, Inc., Class A	243,655	16,149,453
		1,099,610,530

Health Care Equipment & Services 6.1%
Abbott Laboratories	1,469,391	158,077,084
ABIOMED, Inc. *	38,090	14,390,021
agilon health, Inc. *	164,700	2,892,132
Align Technology, Inc. *	60,969	11,990,164
AmerisourceBergen Corp.	135,747	23,170,655
Baxter International, Inc.	423,118	23,918,861
Becton Dickinson & Co.	239,436	59,700,972
Boston Scientific Corp. *	1,200,563	54,349,487
Cardinal Health, Inc.	228,029	18,281,085
Centene Corp. *	479,204	41,714,708
Chemed Corp.	12,556	6,529,120
Cigna Corp.	255,866	84,151,769
CVS Health Corp.	1,101,606	112,231,619
DaVita, Inc. *	46,372	3,419,008
Dentsply Sirona, Inc.	181,832	5,502,236
DexCom, Inc. *	329,135	38,271,818
Edwards Lifesciences Corp. *	520,488	40,207,698
Elevance Health, Inc.	201,394	107,326,890
Encompass Health Corp.	84,418	4,936,765
Guardant Health, Inc. *	85,965	4,499,408
HCA Healthcare, Inc.	180,827	43,438,262
Henry Schein, Inc. *	114,746	9,285,246
Hologic, Inc. *	209,956	15,990,249
Humana, Inc.	106,233	58,417,527
IDEXX Laboratories, Inc. *	69,765	29,710,821
Insulet Corp. *	58,259	17,440,997
Intuitive Surgical, Inc. *	299,768	81,054,270
Laboratory Corp. of America Holdings	75,733	18,228,933
Masimo Corp. *	40,431	5,860,069
McKesson Corp.	120,574	46,020,684
Medtronic plc	1,114,861	88,118,613
Molina Healthcare, Inc. *	48,787	16,429,998
Novocure Ltd. *	75,219	5,779,828
Oak Street Health, Inc. *	96,792	2,092,643
Penumbra, Inc. *	32,042	6,713,119
Quest Diagnostics, Inc.	97,983	14,876,759
R1 RCM, Inc. *	114,429	1,035,582
ResMed, Inc.	122,720	28,250,144
Shockwave Medical, Inc. *	30,231	7,666,582
STERIS plc	83,964	15,595,473
Stryker Corp.	282,602	66,097,782
Teladoc Health, Inc. *	135,308	3,857,631
Teleflex, Inc.	39,248	9,188,742
The Cooper Cos., Inc.	41,427	13,105,431
UnitedHealth Group, Inc.	784,844	429,906,149
Universal Health Services, Inc., Class B	54,910	7,184,974
Veeva Systems, Inc., Class A *	117,789	22,422,314
Zimmer Biomet Holdings, Inc.	175,958	21,132,556
		1,900,462,878

Household & Personal Products 1.5%
Church & Dwight Co., Inc.	203,805	16,685,515
Colgate-Palmolive Co.	699,609	54,205,705
Kimberly-Clark Corp.	283,439	38,442,832
Olaplex Holdings, Inc. *	70,424	420,431
Reynolds Consumer Products, Inc.	45,893	1,466,740
The Clorox Co.	103,437	15,375,910

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
The Estee Lauder Cos., Inc., Class A	194,706	45,909,728
The Procter & Gamble Co.	2,004,753	299,028,958
		471,535,819

Insurance 2.4%
Aflac, Inc.	482,814	34,728,811
American Financial Group, Inc.	58,249	8,284,173
American International Group, Inc.	637,835	40,253,767
Aon plc, Class A	177,041	54,578,199
Arch Capital Group Ltd. *	309,170	18,522,375
Arthur J. Gallagher & Co.	176,339	35,110,858
Assurant, Inc.	44,366	5,688,609
Brown & Brown, Inc.	196,562	11,713,130
Chubb Ltd.	350,486	76,963,221
Cincinnati Financial Corp.	133,200	14,779,872
CNA Financial Corp.	23,640	1,006,591
Erie Indemnity Co., Class A	21,113	5,962,100
Everest Re Group Ltd.	32,941	11,132,082
Fidelity National Financial, Inc.	230,999	9,323,120
Globe Life, Inc.	76,247	9,146,590
Lincoln National Corp.	129,686	5,049,973
Loews Corp.	167,499	9,740,067
Markel Corp. *	11,349	15,035,609
Marsh & McLennan Cos., Inc.	418,863	72,538,694
MetLife, Inc.	561,746	43,085,918
Old Republic International Corp.	241,098	5,906,901
Principal Financial Group, Inc.	193,997	17,397,651
Prudential Financial, Inc.	312,143	33,720,808
Reinsurance Group of America, Inc.	56,273	8,125,821
RenaissanceRe Holdings Ltd.	36,784	6,948,865
The Allstate Corp.	226,727	30,358,745
The Hartford Financial Services Group, Inc.	271,956	20,769,280
The Progressive Corp.	490,614	64,834,640
The Travelers Cos., Inc.	199,051	37,781,870
W.R. Berkley Corp.	171,010	13,044,643
Willis Towers Watson plc	92,417	22,749,369
		744,282,352

Materials 2.8%
Air Products and Chemicals, Inc.	186,030	57,699,065
Albemarle Corp.	98,434	27,363,668
Alcoa Corp.	150,288	7,533,937
Amcor plc	1,257,574	15,531,039
AptarGroup, Inc.	55,205	5,859,459
Avery Dennison Corp.	68,385	13,220,872
Axalta Coating Systems Ltd. *	184,588	4,954,342
Ball Corp.	263,203	14,760,424
Berry Global Group, Inc.	104,700	6,135,420
Celanese Corp.	83,295	8,937,553
CF Industries Holdings, Inc.	167,283	18,098,348
Cleveland-Cliffs, Inc. *	433,066	6,703,862
Corteva, Inc.	603,666	40,542,209
Crown Holdings, Inc.	102,176	8,399,889
Dow, Inc.	602,860	30,727,774
DuPont de Nemours, Inc.	420,888	29,676,813
Eastman Chemical Co.	103,567	8,970,974
Ecolab, Inc.	208,053	31,172,581
FMC Corp.	105,388	13,767,888
Freeport-McMoRan, Inc.	1,201,699	47,827,620
International Flavors & Fragrances, Inc.	213,988	22,644,210
International Paper Co.	302,914	11,244,168
Linde plc	418,199	140,715,599
LyondellBasell Industries N.V., Class A	213,905	18,184,064
Martin Marietta Materials, Inc.	52,515	19,245,697
SECURITY	NUMBER OF SHARES	VALUE ($)
Newmont Corp.	666,240	31,626,413
Nucor Corp.	219,400	32,899,030
Packaging Corp. of America	78,675	10,691,146
PPG Industries, Inc.	197,424	26,695,673
Reliance Steel & Aluminum Co.	50,632	10,698,035
Royal Gold, Inc.	54,756	6,150,741
RPM International, Inc.	107,878	11,178,318
Sealed Air Corp.	121,395	6,461,856
Sonoco Products Co.	81,795	5,019,759
Steel Dynamics, Inc.	145,229	15,093,650
The Mosaic Co.	289,116	14,831,651
The Sherwin-Williams Co.	197,903	49,313,470
Vulcan Materials Co.	111,535	20,447,712
Westlake Corp.	29,002	3,122,065
Westrock Co.	213,869	8,109,912
		862,256,906

Media & Entertainment 6.2%
Activision Blizzard, Inc.	597,798	44,207,162
Alphabet, Inc., Class A *	5,031,292	508,110,179
Alphabet, Inc., Class C *	4,499,141	456,437,855
AMC Entertainment Holdings, Inc., Class A *(a)	434,158	3,138,962
Cable One, Inc.	4,109	2,976,108
Charter Communications, Inc., Class A *	92,940	36,366,493
Comcast Corp., Class A	3,694,398	135,362,743
DISH Network Corp., Class A *	209,703	3,365,733
Electronic Arts, Inc.	221,779	29,004,258
Fox Corp., Class A	256,317	8,317,487
Fox Corp., Class B	117,773	3,594,432
IAC, Inc. *	65,593	3,403,621
Liberty Broadband Corp., Class A *	14,237	1,284,177
Liberty Broadband Corp., Class C *	103,805	9,431,722
Liberty Media Corp. - Liberty Formula One, Class A *	20,283	1,114,957
Liberty Media Corp. - Liberty Formula One, Class C *	172,370	10,504,228
Liberty Media Corp. - Liberty SiriusXM, Class A	63,108	2,765,393
Liberty Media Corp. - Liberty SiriusXM, Class C *	127,871	5,604,586
Live Nation Entertainment, Inc. *	118,912	8,652,037
Match Group, Inc. *	236,899	11,977,613
Meta Platforms, Inc., Class A *	1,913,924	226,034,424
Netflix, Inc. *	373,179	114,017,380
News Corp., Class A	323,669	6,198,261
News Corp., Class B	99,177	1,928,993
Omnicom Group, Inc.	171,391	13,670,146
Paramount Global, Class B	430,459	8,643,617
Pinterest, Inc., Class A *	487,860	12,401,401
ROBLOX Corp., Class A *	301,086	9,565,502
Roku, Inc. *	101,801	6,043,925
Sirius XM Holdings, Inc. (a)	588,068	3,816,561
Snap, Inc., Class A *	864,385	8,911,809
Take-Two Interactive Software, Inc. *	131,203	13,866,845
The Interpublic Group of Cos., Inc.	327,472	11,251,938
The Trade Desk, Inc., Class A *	373,406	19,469,389
The Walt Disney Co. *	1,529,683	149,710,075
Warner Bros Discovery, Inc. *	1,857,162	21,171,647
ZoomInfo Technologies, Inc. *	225,932	6,461,655
		1,918,783,314

Pharmaceuticals, Biotechnology & Life Sciences 8.8%
AbbVie, Inc.	1,483,562	239,120,523
Agilent Technologies, Inc.	250,424	38,810,712

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Alnylam Pharmaceuticals, Inc. *	100,643	22,200,839
Amgen, Inc.	448,821	128,542,334
Avantor, Inc. *	564,525	12,577,617
Biogen, Inc. *	121,844	37,183,134
Biohaven Ltd. *	47,787	755,990
BioMarin Pharmaceutical, Inc. *	156,018	15,754,698
Bio-Rad Laboratories, Inc., Class A *	17,985	7,458,559
Bio-Techne Corp.	131,554	11,180,775
Bristol-Myers Squibb Co.	1,791,630	143,832,056
Bruker Corp.	84,089	5,668,440
Catalent, Inc. *	150,839	7,561,559
Charles River Laboratories International, Inc. *	42,878	9,800,624
Danaher Corp.	549,461	150,228,132
Elanco Animal Health, Inc. *	373,014	4,800,690
Eli Lilly & Co.	661,765	245,567,756
Exact Sciences Corp. *	147,586	6,633,991
Gilead Sciences, Inc.	1,052,111	92,406,909
Horizon Therapeutics plc *	192,832	19,339,121
Illumina, Inc. *	131,825	28,748,396
Incyte Corp. *	155,442	12,384,064
IQVIA Holdings, Inc. *	156,501	34,120,348
Jazz Pharmaceuticals plc *	52,348	8,213,925
Johnson & Johnson	2,205,887	392,647,886
Karuna Therapeutics, Inc. *	22,447	5,282,004
Merck & Co., Inc.	2,125,436	234,053,012
Mettler-Toledo International, Inc. *	18,868	27,727,658
Moderna, Inc. *	282,352	49,668,540
Neurocrine Biosciences, Inc. *	80,485	10,226,424
Organon & Co.	215,129	5,597,657
PerkinElmer, Inc.	105,649	14,762,335
Pfizer, Inc.	4,709,193	236,071,845
Regeneron Pharmaceuticals, Inc. *	89,940	67,607,898
Repligen Corp. *	43,412	7,763,802
Royalty Pharma plc, Class A	307,241	13,509,387
Sarepta Therapeutics, Inc. *	73,654	9,045,448
Seagen, Inc. *	114,560	13,906,438
Syneos Health, Inc. *	85,866	3,029,353
Thermo Fisher Scientific, Inc.	328,775	184,186,331
United Therapeutics Corp. *	38,074	10,656,532
Vertex Pharmaceuticals, Inc. *	215,066	68,046,882
Viatris, Inc.	1,012,873	11,171,989
Waters Corp. *	50,354	17,452,696
West Pharmaceutical Services, Inc.	62,018	14,553,144
Zoetis, Inc.	392,980	60,573,937
		2,740,432,390

Real Estate 3.0%
Alexandria Real Estate Equities, Inc.	124,770	19,415,460
American Homes 4 Rent, Class A	253,219	8,373,952
American Tower Corp.	390,786	86,461,403
Americold Realty Trust, Inc.	226,173	6,751,264
Apartment Income REIT Corp.	129,232	4,917,278
AvalonBay Communities, Inc.	117,157	20,490,759
Boston Properties, Inc.	120,172	8,661,998
Camden Property Trust	89,474	10,766,406
CBRE Group, Inc., Class A	268,867	21,401,813
Crown Castle, Inc.	363,476	51,406,411
CubeSmart	188,256	7,791,916
Digital Realty Trust, Inc.	241,397	27,147,507
Equinix, Inc.	76,421	52,780,164
Equity LifeStyle Properties, Inc.	147,501	9,797,016
Equity Residential	283,466	18,385,605
Essex Property Trust, Inc.	54,846	12,086,961
Extra Space Storage, Inc.	112,367	18,056,253
Federal Realty Investment Trust	61,716	6,856,648
Gaming & Leisure Properties, Inc.	213,820	11,249,070
Healthcare Realty Trust, Inc.	318,656	6,542,008
SECURITY	NUMBER OF SHARES	VALUE ($)
Healthpeak Properties, Inc.	451,689	11,861,353
Host Hotels & Resorts, Inc.	599,016	11,345,363
Invitation Homes, Inc.	485,525	15,842,681
Iron Mountain, Inc.	243,263	13,216,479
Jones Lang LaSalle, Inc. *	40,078	6,739,917
Kilroy Realty Corp.	88,972	3,845,370
Kimco Realty Corp.	518,432	11,882,461
Lamar Advertising Co., Class A	73,216	7,331,850
Life Storage, Inc.	70,418	7,569,231
Medical Properties Trust, Inc.	500,179	6,562,348
Mid-America Apartment Communities, Inc.	97,068	16,004,572
National Retail Properties, Inc.	147,878	6,855,624
Omega Healthcare Investors, Inc.	197,301	5,974,274
Prologis, Inc.	775,054	91,293,611
Public Storage	132,735	39,549,721
Realty Income Corp.	518,788	32,719,959
Regency Centers Corp.	128,970	8,567,477
Rexford Industrial Realty, Inc.	143,162	7,915,427
SBA Communications Corp.	90,571	27,107,900
Simon Property Group, Inc.	274,751	32,816,259
STORE Capital Corp.	222,447	7,096,059
Sun Communities, Inc.	103,810	15,249,689
UDR, Inc.	255,506	10,595,834
Ventas, Inc.	336,069	15,637,291
VICI Properties, Inc.	809,456	27,683,395
Vornado Realty Trust	134,496	3,401,404
Welltower, Inc.	388,296	27,580,665
Weyerhaeuser Co.	619,915	20,277,420
WP Carey, Inc.	173,779	13,693,785
Zillow Group, Inc., Class A *	48,930	1,829,982
Zillow Group, Inc., Class C *	140,044	5,318,871
		922,706,164

Retailing 5.4%
Advance Auto Parts, Inc.	50,842	7,676,634
Amazon.com, Inc. *	7,437,301	717,997,039
AutoZone, Inc. *	16,352	42,171,808
Bath & Body Works, Inc.	190,815	8,109,638
Best Buy Co., Inc.	167,721	14,306,601
Burlington Stores, Inc. *	55,411	10,842,824
CarMax, Inc. *	133,100	9,231,816
Carvana Co. *(a)	82,883	639,028
Dollar General Corp.	190,557	48,721,614
Dollar Tree, Inc. *	177,010	26,602,833
DoorDash, Inc., Class A *	220,024	12,816,398
eBay, Inc.	459,994	20,902,127
Etsy, Inc. *	106,501	14,067,717
Five Below, Inc. *	46,890	7,542,725
Floor & Decor Holdings, Inc., Class A *	88,542	6,607,889
GameStop Corp., Class A *(a)	211,486	5,543,048
Genuine Parts Co.	118,871	21,792,620
LKQ Corp.	217,979	11,842,799
Lowe’s Cos., Inc.	536,349	114,000,980
O'Reilly Automotive, Inc. *	53,498	46,251,161
Penske Automotive Group, Inc.	22,209	2,808,328
Pool Corp.	33,152	10,920,600
RH *	16,950	4,861,769
Ross Stores, Inc.	293,590	34,546,735
Target Corp.	389,224	65,027,654
The Home Depot, Inc.	862,347	279,391,805
The TJX Cos., Inc.	983,203	78,705,400
Tractor Supply Co.	93,250	21,103,408
Ulta Beauty, Inc. *	43,447	20,195,903

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Wayfair, Inc., Class A *	63,619	2,331,000
Williams-Sonoma, Inc.	57,370	6,706,553
		1,674,266,454

Semiconductors & Semiconductor Equipment 5.1%
Advanced Micro Devices, Inc. *	1,355,015	105,189,815
Analog Devices, Inc.	436,135	74,975,968
Applied Materials, Inc.	730,210	80,031,016
Broadcom, Inc.	338,810	186,694,474
Enphase Energy, Inc. *	113,571	36,409,727
Entegris, Inc.	125,369	9,689,770
First Solar, Inc. *	83,385	14,386,414
Intel Corp.	3,445,044	103,592,473
KLA Corp.	119,063	46,809,619
Lam Research Corp.	114,839	54,247,647
Marvell Technology, Inc.	713,523	33,193,090
Microchip Technology, Inc.	463,477	36,702,744
Micron Technology, Inc.	925,298	53,343,430
Monolithic Power Systems, Inc.	37,321	14,255,129
NVIDIA Corp.	2,101,367	355,614,337
NXP Semiconductors N.V.	220,319	38,740,893
ON Semiconductor Corp. *	364,032	27,375,206
Qorvo, Inc. *	86,151	8,550,487
QUALCOMM, Inc.	942,318	119,193,804
Skyworks Solutions, Inc.	135,078	12,916,158
SolarEdge Technologies, Inc. *	46,799	13,986,349
Teradyne, Inc.	131,254	12,265,686
Texas Instruments, Inc.	766,429	138,309,777
Universal Display Corp.	36,181	4,074,704
Wolfspeed, Inc. *	103,451	9,405,765
		1,589,954,482

Software & Services 13.3%
Accenture plc, Class A	530,797	159,732,741
Adobe, Inc. *	392,763	135,475,742
Affirm Holdings, Inc. *	172,217	2,397,261
Akamai Technologies, Inc. *	133,015	12,617,803
ANSYS, Inc. *	72,922	18,544,065
AppLovin Corp., Class A *	102,172	1,472,299
Aspen Technology, Inc. *	24,171	5,571,416
Autodesk, Inc. *	182,133	36,781,759
Automatic Data Processing, Inc.	348,715	92,109,580
Bentley Systems, Inc., Class B	164,175	6,502,972
Bill.com Holdings, Inc. *	78,777	9,486,326
Black Knight, Inc. *	131,172	8,131,352
Block, Inc. *	444,567	30,128,306
Broadridge Financial Solutions, Inc.	98,521	14,690,466
Cadence Design Systems, Inc. *	229,795	39,533,932
Ceridian HCM Holding, Inc. *	129,043	8,831,703
Cloudflare, Inc., Class A *	237,904	11,690,603
Cognizant Technology Solutions Corp., Class A	434,950	27,058,239
Concentrix Corp.	35,835	4,385,487
Coupa Software, Inc. *	63,020	3,985,385
Crowdstrike Holdings, Inc., Class A *	179,378	21,103,822
Datadog, Inc., Class A *	207,071	15,691,840
DocuSign, Inc. *	167,679	7,892,651
DXC Technology Co. *	192,121	5,700,230
Dynatrace, Inc. *	168,397	6,525,384
Elastic N.V. *	63,878	3,908,695
EPAM Systems, Inc. *	48,006	17,694,051
Fair Isaac Corp. *	21,234	13,159,134
Fidelity National Information Services, Inc.	510,848	37,077,348
Fiserv, Inc. *	536,257	55,963,781
Five9, Inc. *	59,527	3,816,276
FleetCor Technologies, Inc. *	62,941	12,349,024
SECURITY	NUMBER OF SHARES	VALUE ($)
Fortinet, Inc. *	549,026	29,186,222
Gartner, Inc. *	66,445	23,280,335
Genpact Ltd.	140,950	6,499,205
Global Payments, Inc.	232,319	24,110,066
GoDaddy, Inc., Class A *	130,891	10,357,405
Guidewire Software, Inc. *	70,113	4,158,402
HubSpot, Inc. *	40,465	12,262,109
International Business Machines Corp.	757,802	112,836,718
Intuit, Inc.	236,805	96,519,350
Jack Henry & Associates, Inc.	61,149	11,578,563
Manhattan Associates, Inc. *	52,443	6,604,671
Mastercard, Inc., Class A	715,931	255,157,808
Microsoft Corp.	6,258,009	1,596,668,416
MongoDB, Inc. *	57,205	8,734,631
NortonLifeLock, Inc.	495,667	11,380,514
Okta, Inc. *	126,101	6,723,705
Oracle Corp.	1,274,704	105,838,673
Palantir Technologies, Inc., Class A *	1,463,413	10,975,598
Palo Alto Networks, Inc. *	250,768	42,605,483
Paychex, Inc.	268,556	33,309,001
Paycom Software, Inc. *	40,748	13,817,647
Paylocity Holding Corp. *	34,307	7,473,094
PayPal Holdings, Inc. *	970,845	76,123,956
PTC, Inc. *	88,875	11,305,789
Roper Technologies, Inc.	88,960	39,043,654
Salesforce, Inc. *	835,168	133,835,672
ServiceNow, Inc. *	169,430	70,533,709
Snowflake, Inc., Class A *	237,710	33,968,759
Splunk, Inc. *	123,697	9,608,783
SS&C Technologies Holdings, Inc.	186,195	10,009,843
Synopsys, Inc. *	128,337	43,575,545
The Western Union Co.	323,178	4,737,789
Twilio, Inc., Class A *	145,519	7,133,341
Tyler Technologies, Inc. *	34,827	11,936,606
UiPath, Inc., Class A *	290,055	3,616,986
Unity Software, Inc. *	184,065	7,272,408
VeriSign, Inc. *	78,124	15,609,956
Visa, Inc., Class A	1,371,921	297,706,857
VMware, Inc., Class A *	173,554	21,085,075
WEX, Inc. *	37,205	6,292,854
Workday, Inc., Class A *	167,282	28,086,648
Zoom Video Communications, Inc., Class A *	185,358	13,981,554
Zscaler, Inc. *	70,555	9,415,565
		4,114,968,638

Technology Hardware & Equipment 7.9%
Amphenol Corp., Class A	499,793	40,198,351
Apple Inc.	12,676,049	1,876,435,534
Arista Networks, Inc. *	206,630	28,783,559
Arrow Electronics, Inc. *	53,718	5,841,295
CDW Corp.	113,292	21,371,403
Ciena Corp. *	125,027	5,621,214
Cisco Systems, Inc.	3,474,417	172,748,013
Cognex Corp.	145,213	7,228,703
Corning, Inc.	639,764	21,835,145
Dell Technologies, Inc., Class C	222,484	9,965,058
F5, Inc. *	50,076	7,742,250
Hewlett Packard Enterprise Co.	1,093,289	18,345,390
HP, Inc.	764,974	22,979,819
Jabil, Inc.	114,823	8,289,072
Juniper Networks, Inc.	270,994	9,007,841
Keysight Technologies, Inc. *	150,864	27,289,789
Motorola Solutions, Inc.	140,011	38,110,994
NetApp, Inc.	183,979	12,438,820
Pure Storage, Inc., Class A *	232,841	6,796,629
Seagate Technology Holdings plc	163,255	8,647,617

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
TD SYNNEX Corp.	34,971	3,577,533
TE Connectivity Ltd.	268,038	33,804,953
Teledyne Technologies, Inc. *	39,424	16,562,023
Trimble, Inc. *	207,116	12,375,181
Ubiquiti, Inc.	3,680	1,104,110
Western Digital Corp. *	262,134	9,633,425
Zebra Technologies Corp., Class A *	43,537	11,767,180
		2,438,500,901

Telecommunication Services 1.1%
AT&T, Inc.	5,979,323	115,281,347
Liberty Global plc, Class A *	146,816	2,948,065
Liberty Global plc, Class C *	231,922	4,796,147
Lumen Technologies, Inc.	797,253	4,360,974
T-Mobile US, Inc. *	505,219	76,520,470
Verizon Communications, Inc.	3,523,711	137,354,255
		341,261,258

Transportation 1.9%
Alaska Air Group, Inc. *	106,277	5,041,781
AMERCO	8,245	521,908
AMERCO - Non Voting Shares *	74,235	4,689,425
American Airlines Group, Inc. *	546,948	7,892,460
Avis Budget Group, Inc. *	24,188	5,408,437
C.H. Robinson Worldwide, Inc.	103,621	10,384,897
CSX Corp.	1,795,800	58,704,702
Delta Air Lines, Inc. *	536,025	18,959,204
Expeditors International of Washington, Inc.	137,582	15,967,767
FedEx Corp.	200,407	36,518,164
Hertz Global Holdings, Inc. *	150,498	2,588,566
J.B. Hunt Transport Services, Inc.	69,893	12,852,624
Knight-Swift Transportation Holdings, Inc.	134,264	7,442,253
Lyft, Inc., Class A *	256,510	2,878,042
Norfolk Southern Corp.	197,086	50,552,559
Old Dominion Freight Line, Inc.	76,957	23,287,958
RXO, Inc. *	96,157	1,826,983
Southwest Airlines Co. *	498,167	19,881,845
Uber Technologies, Inc. *	1,662,187	48,436,129
Union Pacific Corp.	524,056	113,945,496
United Airlines Holdings, Inc. *	274,060	12,105,230
United Parcel Service, Inc., Class B	614,066	116,506,742
XPO Logistics, Inc. *	96,115	3,711,961
		580,105,133

Utilities 2.9%
Alliant Energy Corp.	209,827	11,813,260
Ameren Corp.	217,067	19,388,425
American Electric Power Co., Inc.	431,164	41,736,675
American Water Works Co., Inc.	152,423	23,131,715
Atmos Energy Corp.	117,462	14,118,932
Avangrid, Inc. (a)	58,574	2,505,210
CenterPoint Energy, Inc.	529,278	16,465,839
CMS Energy Corp.	242,908	14,834,392
Consolidated Edison, Inc.	297,676	29,184,155
Constellation Energy Corp.	274,590	26,393,591
Dominion Energy, Inc.	699,089	42,721,329
DTE Energy Co.	162,856	18,892,925
Duke Energy Corp.	646,441	64,598,849
Edison International	320,487	21,363,663
SECURITY	NUMBER OF SHARES	VALUE ($)
Entergy Corp.	170,997	19,881,821
Essential Utilities, Inc.	199,742	9,635,554
Evergy, Inc.	193,282	11,444,227
Eversource Energy	290,240	24,049,286
Exelon Corp.	832,252	34,430,265
FirstEnergy Corp.	454,789	18,755,498
NextEra Energy, Inc.	1,648,589	139,635,488
NiSource, Inc.	339,363	9,481,802
NRG Energy, Inc.	196,861	8,356,750
OGE Energy Corp.	167,650	6,783,119
PG&E Corp. *	1,348,163	21,166,159
Pinnacle West Capital Corp.	94,955	7,436,876
PPL Corp.	616,497	18,198,991
Public Service Enterprise Group, Inc.	417,827	25,299,425
Sempra Energy	263,961	43,867,679
The AES Corp.	559,282	16,174,435
The Southern Co.	891,566	60,305,524
UGI Corp.	174,830	6,757,180
Vistra Corp.	327,611	7,970,776
WEC Energy Group, Inc.	265,017	26,273,785
Xcel Energy, Inc.	459,213	32,245,937
		895,299,537
Total Common Stocks (Cost $22,442,990,964)		30,954,465,219

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (c)	9,387,905	9,387,905
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (c)(d)	25,387,097	25,387,097
		34,775,002
Total Short-Term Investments (Cost $34,775,002)		34,775,002
Total Investments in Securities (Cost $22,477,765,966)		30,989,240,221

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 12/16/22	310	63,259,375	1,591,602

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $24,630,412.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended November 30, 2022:
SECURITY	VALUE AT 8/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 11/30/22	BALANCE OF SHARES HELD AT 11/30/22	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Diversified Financials 0.3%
The Charles Schwab Corp.	$85,808,704	$5,872,517	($1,092,149)	$420,876	$14,266,685	$105,276,633	1,275,462	$280,227

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$30,954,465,219	$—	$—	$30,954,465,219
Short-Term Investments[1]	34,775,002	—	—	34,775,002
Futures Contracts[2]	1,591,602	—	—	1,591,602
Total	$30,990,831,823	$—	$—	$30,990,831,823

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings as of November 30, 2022 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 3.2%
Tesla, Inc. *	2,363,768	460,225,630

Banks 0.1%
First Citizens BancShares, Inc., Class A	11,573	9,448,892
SVB Financial Group *	52,900	12,261,162
		21,710,054

Capital Goods 2.6%
Axon Enterprise, Inc. *	59,958	11,034,071
Builders FirstSource, Inc. *	138,486	8,853,410
Carlisle Cos., Inc.	45,825	12,057,016
Deere & Co.	246,597	108,749,277
Generac Holdings, Inc. *	56,466	5,958,292
General Electric Co.	964,377	82,907,491
Huntington Ingalls Industries, Inc.	35,685	8,277,492
L3Harris Technologies, Inc.	170,576	38,734,398
Nordson Corp.	51,367	12,147,782
Plug Power, Inc. *	462,641	7,383,750
TransDigm Group, Inc.	45,784	28,775,244
Trex Co., Inc. *	98,452	4,517,962
United Rentals, Inc. *	63,192	22,308,672
W.W. Grainger, Inc.	39,798	24,000,582
WillScot Mobile Mini Holdings Corp. *	178,823	8,621,057
		384,326,496

Commercial & Professional Services 0.8%
Cintas Corp.	76,160	35,169,165
Copart, Inc. *	383,467	25,523,564
CoStar Group, Inc. *	350,460	28,401,278
Verisk Analytics, Inc.	138,959	25,528,158
		114,622,165

Consumer Durables & Apparel 0.6%
D.R. Horton, Inc.	275,784	23,717,424
Deckers Outdoor Corp. *	23,753	9,474,597
Lululemon Athletica, Inc. *	103,173	39,237,723
NVR, Inc. *	2,783	12,910,365
		85,340,109

Consumer Services 1.6%
Airbnb, Inc., Class A *	352,937	36,048,985
Booking Holdings, Inc. *	35,301	73,406,664
Caesars Entertainment, Inc. *	187,963	9,550,400
Chipotle Mexican Grill, Inc. *	24,733	40,239,602
Domino’s Pizza, Inc.	32,648	12,691,257
SECURITY	NUMBER OF SHARES	VALUE ($)
DraftKings, Inc., Class A *	384,763	5,894,569
Expedia Group, Inc. *	133,865	14,302,137
Hilton Worldwide Holdings, Inc.	242,956	34,650,385
		226,783,999

Diversified Financials 2.4%
BlackRock, Inc.	134,059	95,986,244
Coinbase Global, Inc., Class A *(a)	143,141	6,545,838
Credit Acceptance Corp. *	5,174	2,452,269
FactSet Research Systems, Inc.	33,770	15,577,763
KKR & Co., Inc.	509,952	26,476,708
LPL Financial Holdings, Inc.	71,988	17,040,280
MarketAxess Holdings, Inc.	32,747	8,773,576
Moody's Corp.	139,544	41,621,789
MSCI, Inc.	70,861	35,985,342
S&P Global, Inc.	302,323	106,659,554
		357,119,363

Energy 1.9%
Baker Hughes Co.	879,872	25,533,885
Cheniere Energy, Inc.	222,835	39,076,346
Diamondback Energy, Inc.	160,004	23,683,792
EOG Resources, Inc.	519,417	73,720,855
EQT Corp.	326,779	13,858,697
Halliburton Co.	816,074	30,921,044
Hess Corp.	247,157	35,568,364
New Fortress Energy, Inc.	41,981	2,136,833
Targa Resources Corp.	192,546	14,323,497
Texas Pacific Land Corp.	5,587	14,484,521
		273,307,834

Food & Staples Retailing 1.4%
Costco Wholesale Corp.	393,074	211,965,154

Food, Beverage & Tobacco 0.3%
Monster Beverage Corp. *	341,505	35,127,204
Post Holdings, Inc. *	47,871	4,481,205
		39,608,409

Health Care Equipment & Services 8.2%
ABIOMED, Inc. *	40,068	15,137,290
agilon health, Inc. *	182,381	3,202,610
Align Technology, Inc. *	63,733	12,533,732
Centene Corp. *	507,662	44,191,977
Chemed Corp.	12,886	6,700,720
Cigna Corp.	271,549	89,309,751
DexCom, Inc. *	346,431	40,282,997
Edwards Lifesciences Corp. *	549,121	42,419,597
Elevance Health, Inc.	213,046	113,536,474
Guardant Health, Inc. *	89,203	4,668,885
Humana, Inc.	112,759	62,006,174

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
IDEXX Laboratories, Inc. *	73,276	31,206,050
Insulet Corp. *	61,223	18,328,330
Intuitive Surgical, Inc. *	315,686	85,358,338
Masimo Corp. *	41,867	6,068,203
McKesson Corp.	128,001	48,855,422
Molina Healthcare, Inc. *	51,213	17,247,002
Novocure Ltd. *	79,251	6,089,647
Oak Street Health, Inc. *	100,524	2,173,329
Penumbra, Inc. *	32,726	6,856,424
R1 RCM, Inc. *	125,329	1,134,227
ResMed, Inc.	129,227	29,748,055
Shockwave Medical, Inc. *	32,757	8,307,175
Teladoc Health, Inc. *	142,225	4,054,835
Teleflex, Inc.	40,804	9,553,032
The Cooper Cos., Inc.	43,316	13,703,017
UnitedHealth Group, Inc.	831,548	455,488,733
Veeva Systems, Inc., Class A *	126,779	24,133,650
		1,202,295,676

Household & Personal Products 0.3%
Olaplex Holdings, Inc. *	57,145	341,156
The Estee Lauder Cos., Inc., Class A	205,907	48,550,811
		48,891,967

Insurance 0.2%
Markel Corp. *	12,004	15,903,379
RenaissanceRe Holdings Ltd.	38,856	7,340,287
		23,243,666

Materials 2.1%
Albemarle Corp.	103,059	28,649,372
Cleveland-Cliffs, Inc. *	466,757	7,225,398
Corteva, Inc.	637,664	42,825,514
Linde plc	444,143	149,445,237
Martin Marietta Materials, Inc.	53,716	19,685,840
The Sherwin-Williams Co.	209,285	52,149,636
Westlake Corp.	31,520	3,393,128
		303,374,125

Media & Entertainment 10.4%
Alphabet, Inc., Class A *	5,291,051	534,343,241
Alphabet, Inc., Class C *	4,728,412	479,697,397
Cable One, Inc.	4,481	3,245,543
Charter Communications, Inc., Class A *	100,599	39,363,383
Liberty Broadband Corp., Class A *	20,312	1,832,142
Liberty Broadband Corp., Class C *	112,282	10,201,943
Live Nation Entertainment, Inc. *	130,339	9,483,466
Meta Platforms, Inc., Class A *	2,033,499	240,156,232
Netflix, Inc. *	394,876	120,646,464
Pinterest, Inc., Class A *	531,813	13,518,686
ROBLOX Corp., Class A *	345,011	10,960,999
Roku, Inc. *	108,793	6,459,040
Snap, Inc., Class A *	928,479	9,572,619
Take-Two Interactive Software, Inc. *	142,338	15,043,703
The Trade Desk, Inc., Class A *	400,920	20,903,969
ZoomInfo Technologies, Inc. *	247,958	7,091,599
		1,522,520,426

Pharmaceuticals, Biotechnology & Life Sciences 8.4%
Alnylam Pharmaceuticals, Inc. *	106,126	23,410,334
Avantor, Inc. *	575,318	12,818,085
Biohaven Ltd. *	50,496	798,847
BioMarin Pharmaceutical, Inc. *	165,516	16,713,806
SECURITY	NUMBER OF SHARES	VALUE ($)
Bio-Rad Laboratories, Inc., Class A *	18,918	7,845,484
Bio-Techne Corp.	138,836	11,799,672
Catalent, Inc. *	159,480	7,994,732
Charles River Laboratories International, Inc. *	44,647	10,204,965
Danaher Corp.	584,247	159,738,972
Eli Lilly & Co.	698,720	259,281,018
Exact Sciences Corp. *	155,263	6,979,072
Horizon Therapeutics plc *	202,377	20,296,389
Illumina, Inc. *	140,529	30,646,564
Incyte Corp. *	164,161	13,078,707
IQVIA Holdings, Inc. *	165,956	36,181,727
Jazz Pharmaceuticals plc *	54,900	8,614,359
Karuna Therapeutics, Inc. *	22,928	5,395,188
Mettler-Toledo International, Inc. *	19,960	29,332,418
Moderna, Inc. *	299,283	52,646,873
Neurocrine Biosciences, Inc. *	84,857	10,781,930
PerkinElmer, Inc.	111,912	15,637,464
Regeneron Pharmaceuticals, Inc. *	95,225	71,580,632
Repligen Corp. *	45,741	8,180,320
Sarepta Therapeutics, Inc. *	77,671	9,538,776
Seagen, Inc. *	120,719	14,654,079
Syneos Health, Inc. *	89,804	3,168,285
Thermo Fisher Scientific, Inc.	348,409	195,185,690
United Therapeutics Corp. *	40,474	11,328,268
Vertex Pharmaceuticals, Inc. *	227,791	72,073,072
Waters Corp. *	52,500	18,196,500
West Pharmaceutical Services, Inc.	65,485	15,366,710
Zoetis, Inc.	414,873	63,948,524
		1,223,417,462

Real Estate 1.3%
American Tower Corp.	413,113	91,401,251
Equinix, Inc.	81,014	55,952,319
Rexford Industrial Realty, Inc.	147,735	8,168,268
SBA Communications Corp.	96,168	28,783,082
Zillow Group, Inc., Class A *	41,272	1,543,573
Zillow Group, Inc., Class C *	156,626	5,948,656
		191,797,149

Retailing 6.8%
Amazon.com, Inc. *	7,836,885	756,572,878
AutoZone, Inc. *	17,323	44,676,017
Carvana Co. *(a)	93,265	719,073
Dollar General Corp.	202,943	51,888,466
DoorDash, Inc., Class A *	234,060	13,633,995
Etsy, Inc. *	115,844	15,301,834
Five Below, Inc. *	49,702	7,995,064
Floor & Decor Holdings, Inc., Class A *	95,048	7,093,432
O'Reilly Automotive, Inc. *	56,810	49,114,517
Pool Corp.	36,589	12,052,783
RH *	18,287	5,245,260
Ulta Beauty, Inc. *	46,110	21,433,772
Wayfair, Inc., Class A *	82,857	3,035,881
		988,762,972

Semiconductors & Semiconductor Equipment 6.2%
Advanced Micro Devices, Inc. *	1,435,272	111,420,165
Broadcom, Inc.	358,443	197,512,846
Enphase Energy, Inc. *	119,781	38,400,591
KLA Corp.	124,097	48,788,736
Lam Research Corp.	122,175	57,713,026
Monolithic Power Systems, Inc.	39,458	15,071,378
NVIDIA Corp.	2,223,018	376,201,336
ON Semiconductor Corp. *	385,481	28,988,171

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Qorvo, Inc. *	89,336	8,866,598
SolarEdge Technologies, Inc. *	50,377	15,055,670
Universal Display Corp.	36,814	4,145,993
		902,164,510

Software & Services 25.7%
Accenture plc, Class A	563,462	169,562,620
Adobe, Inc. *	415,279	143,242,185
Affirm Holdings, Inc. *	177,647	2,472,846
ANSYS, Inc. *	77,391	19,680,531
AppLovin Corp., Class A *	101,108	1,456,966
Autodesk, Inc. *	192,584	38,892,339
Bill.com Holdings, Inc. *	83,000	9,994,860
Block, Inc. *	467,748	31,699,282
Cadence Design Systems, Inc. *	244,231	42,017,501
Ceridian HCM Holding, Inc. *	134,288	9,190,671
Cloudflare, Inc., Class A *	249,822	12,276,253
Concentrix Corp.	37,253	4,559,022
Coupa Software, Inc. *	65,755	4,158,346
Crowdstrike Holdings, Inc., Class A *	191,570	22,538,210
Datadog, Inc., Class A *	218,920	16,589,758
DocuSign, Inc. *	176,007	8,284,649
Dynatrace, Inc. *	177,737	6,887,309
Elastic N.V. *	67,585	4,135,526
EPAM Systems, Inc. *	51,792	19,089,495
Fair Isaac Corp. *	22,396	13,879,249
Fiserv, Inc. *	569,564	59,439,699
Five9, Inc. *	61,633	3,951,292
FleetCor Technologies, Inc. *	66,085	12,965,877
Fortinet, Inc. *	580,299	30,848,695
Gartner, Inc. *	70,154	24,579,857
GoDaddy, Inc., Class A *	139,645	11,050,109
HubSpot, Inc. *	42,394	12,846,654
Intuit, Inc.	251,315	102,433,481
Mastercard, Inc., Class A	758,599	270,364,684
Microsoft Corp.	6,606,699	1,685,633,183
MongoDB, Inc. *	60,127	9,180,792
Okta, Inc. *	133,025	7,092,893
Palo Alto Networks, Inc. *	264,570	44,950,443
Paycom Software, Inc. *	43,036	14,593,508
Paylocity Holding Corp. *	36,509	7,952,755
PayPal Holdings, Inc. *	1,026,163	80,461,441
PTC, Inc. *	94,293	11,995,013
Roper Technologies, Inc.	95,172	41,770,039
Salesforce, Inc. *	882,565	141,431,041
ServiceNow, Inc. *	178,943	74,493,971
Snowflake, Inc., Class A *	251,282	35,908,198
Splunk, Inc. *	130,820	10,162,098
Synopsys, Inc. *	136,354	46,297,637
Twilio, Inc., Class A *	152,564	7,478,687
Tyler Technologies, Inc. *	37,098	12,714,969
UiPath, Inc., Class A *	323,178	4,030,030
Unity Software, Inc. *	194,750	7,694,572
Visa, Inc., Class A	1,453,581	315,427,077
VMware, Inc., Class A *	187,264	22,750,703
WEX, Inc. *	38,960	6,589,694
Workday, Inc., Class A *	176,211	29,585,827
Zoom Video Communications, Inc., Class A *	195,375	14,737,136
Zscaler, Inc. *	73,989	9,873,832
		3,751,893,505

Technology Hardware & Equipment 14.2%
Apple Inc.	13,386,751	1,981,640,751
Arista Networks, Inc. *	221,285	30,825,000
SECURITY	NUMBER OF SHARES	VALUE ($)
Ciena Corp. *	138,028	6,205,739
Dell Technologies, Inc., Class C	245,743	11,006,829
Pure Storage, Inc., Class A *	257,473	7,515,637
Teledyne Technologies, Inc. *	44,253	18,590,685
Ubiquiti, Inc.	4,860	1,458,146
Zebra Technologies Corp., Class A *	47,043	12,714,782
		2,069,957,569

Telecommunication Services 0.6%
T-Mobile US, Inc. *	535,018	81,033,826

Transportation 0.3%
AMERCO	8,941	565,965
AMERCO - Non Voting Shares *	80,656	5,095,040
Hertz Global Holdings, Inc. *	153,080	2,632,976
Knight-Swift Transportation Holdings, Inc.	136,450	7,563,423
Lyft, Inc., Class A *	270,581	3,035,919
Old Dominion Freight Line, Inc.	82,535	24,975,916
		43,869,239

Utilities 0.2%
Constellation Energy Corp.	291,948	28,062,042
Total Common Stocks (Cost $10,781,834,404)		14,556,293,347

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (b)	17,034,981	17,034,981
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (b)(c)	5,854,413	5,854,413
		22,889,394
Total Short-Term Investments (Cost $22,889,394)		22,889,394
Total Investments in Securities (Cost $10,804,723,798)		14,579,182,741

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Growth Index, e-mini, expires 12/16/22	231	27,036,240	931,594

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $5,735,354.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$14,556,293,347	$—	$—	$14,556,293,347
Short-Term Investments[1]	22,889,394	—	—	22,889,394
Futures Contracts[2]	931,594	—	—	931,594
Total	$14,580,114,335	$—	$—	$14,580,114,335

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Large-Cap Value ETF

Portfolio Holdings as of November 30, 2022 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.0%
Aptiv plc *	136,044	14,511,813
Autoliv, Inc.	39,328	3,476,595
BorgWarner, Inc.	118,896	5,054,269
Ford Motor Co.	1,983,057	27,564,492
General Motors Co.	732,712	29,718,799
Gentex Corp.	117,964	3,409,160
Harley-Davidson, Inc.	66,760	3,146,399
Lear Corp.	29,840	4,304,122
Lucid Group, Inc. *(a)	294,147	2,982,650
Rivian Automotive, Inc., Class A *	274,098	8,782,100
		102,950,399

Banks 6.7%
Bank of America Corp.	3,511,167	132,897,671
BOK Financial Corp.	14,661	1,535,153
Citigroup, Inc.	972,659	47,086,422
Citizens Financial Group, Inc.	249,218	10,561,859
Comerica, Inc.	65,710	4,714,035
Commerce Bancshares, Inc.	54,986	4,119,551
Cullen/Frost Bankers, Inc.	32,175	4,667,627
East West Bancorp, Inc.	70,734	4,966,234
Fifth Third Bancorp	344,613	12,530,129
First Horizon Corp.	269,136	6,688,030
First Republic Bank	91,754	11,708,728
Huntington Bancshares, Inc.	724,949	11,222,210
JPMorgan Chase & Co.	1,472,942	203,531,126
KeyCorp	468,004	8,803,155
M&T Bank Corp.	88,136	14,984,883
Regions Financial Corp.	469,763	10,903,199
Signature Bank	31,586	4,406,247
The PNC Financial Services Group, Inc.	205,959	34,654,661
Truist Financial Corp.	666,181	31,183,933
U.S. Bancorp	679,317	30,834,199
Webster Financial Corp.	88,203	4,792,951
Wells Fargo & Co.	1,905,086	91,348,874
Western Alliance Bancorp	54,340	3,724,464
Zions Bancorp NA	75,683	3,921,893
		695,787,234

Capital Goods 8.7%
3M Co.	278,119	35,034,650
A.O. Smith Corp.	64,777	3,934,555
Acuity Brands, Inc.	16,410	3,089,839
Advanced Drainage Systems, Inc.	32,178	3,129,632
AECOM	70,036	5,953,060
AGCO Corp.	31,073	4,124,009
Allegion plc	44,068	5,008,328
AMETEK, Inc.	115,430	16,439,541
Carrier Global Corp.	422,920	18,743,814
SECURITY	NUMBER OF SHARES	VALUE ($)
Caterpillar, Inc.	265,129	62,679,147
Cummins, Inc.	70,865	17,798,453
Donaldson Co., Inc.	61,993	3,776,614
Dover Corp.	72,175	10,245,241
Eaton Corp. plc	200,062	32,700,134
Emerson Electric Co.	296,918	28,435,837
Fastenal Co.	288,444	14,857,750
Fortive Corp.	178,650	12,067,808
Fortune Brands Home & Security, Inc.	64,844	4,236,907
General Dynamics Corp.	112,978	28,514,517
Graco, Inc.	84,888	5,939,613
HEICO Corp.	19,939	3,236,299
HEICO Corp., Class A	34,742	4,404,591
Honeywell International, Inc.	338,283	74,270,033
Howmet Aerospace, Inc.	185,531	6,988,953
Hubbell, Inc.	27,042	6,870,291
IDEX Corp.	37,983	9,020,583
Illinois Tool Works, Inc.	141,529	32,193,602
Ingersoll Rand, Inc.	202,684	10,938,855
Johnson Controls International plc	345,981	22,986,978
Lennox International, Inc.	16,175	4,212,455
Lincoln Electric Holdings, Inc.	29,059	4,297,245
Lockheed Martin Corp.	118,528	57,508,600
Masco Corp.	113,184	5,747,484
Northrop Grumman Corp.	73,061	38,962,701
Otis Worldwide Corp.	211,230	16,494,951
Owens Corning	48,347	4,295,147
PACCAR, Inc.	174,766	18,509,467
Parker-Hannifin Corp.	64,478	19,275,053
Pentair plc	82,539	3,777,810
Quanta Services, Inc.	71,905	10,777,121
Raytheon Technologies Corp.	741,539	73,204,730
Regal Rexnord Corp.	33,339	4,371,076
Rockwell Automation, Inc.	58,046	15,336,914
Sensata Technologies Holding plc	78,052	3,520,145
Snap-on, Inc.	26,717	6,428,110
Stanley Black & Decker, Inc.	74,194	6,063,134
Textron, Inc.	106,129	7,575,488
The Boeing Co. *	280,372	50,152,943
The Middleby Corp. *	27,046	3,899,763
The Toro Co.	52,475	5,824,200
Trane Technologies plc	116,415	20,770,764
Watsco, Inc.	16,655	4,479,862
Westinghouse Air Brake Technologies Corp.	91,532	9,252,970
Woodward, Inc.	30,361	2,908,584
Xylem, Inc.	90,633	10,182,618
		895,448,969

Commercial & Professional Services 1.0%
Booz Allen Hamilton Holding Corp.	66,420	7,067,088
Clarivate plc *	216,385	2,118,409
Dun & Bradstreet Holdings, Inc.	108,878	1,465,498
Equifax, Inc.	61,483	12,134,900

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Jacobs Solutions, Inc.	64,246	8,129,689
Leidos Holdings, Inc.	68,503	7,489,433
Republic Services, Inc.	103,273	14,384,896
Robert Half International, Inc.	55,198	4,348,498
Rollins, Inc.	116,166	4,697,753
TransUnion	96,692	6,099,331
Waste Management, Inc.	188,873	31,677,780
		99,613,275

Consumer Durables & Apparel 1.2%
Garmin Ltd.	77,415	7,198,821
Hasbro, Inc.	65,513	4,115,527
Leggett & Platt, Inc.	67,126	2,390,357
Lennar Corp., Class A	128,133	11,253,921
Lennar Corp., Class B	7,539	547,407
Mohawk Industries, Inc. *	26,445	2,679,672
Newell Brands, Inc.	188,894	2,449,955
NIKE, Inc., Class B	634,681	69,618,159
Polaris, Inc.	28,107	3,205,885
PulteGroup, Inc.	116,154	5,201,376
Tapestry, Inc.	126,440	4,775,639
Toll Brothers, Inc.	53,608	2,568,359
VF Corp.	166,061	5,450,122
Whirlpool Corp.	27,346	4,007,009
		125,462,209

Consumer Services 2.5%
ADT, Inc.	107,538	1,004,405
Aramark	129,431	5,384,330
Carnival Corp. *	496,197	4,927,236
Darden Restaurants, Inc.	61,700	9,069,283
Las Vegas Sands Corp. *	164,998	7,728,506
Marriott International, Inc., Class A	138,660	22,927,431
McDonald’s Corp.	369,526	100,802,998
MGM Resorts International	163,786	6,037,152
Norwegian Cruise Line Holdings Ltd. *	211,521	3,477,405
Royal Caribbean Cruises Ltd. *	110,143	6,600,870
Service Corp. International	79,131	5,653,910
Starbucks Corp.	576,314	58,899,291
Vail Resorts, Inc.	20,191	5,199,990
Wyndham Hotels & Resorts, Inc.	45,270	3,319,196
Wynn Resorts Ltd. *	51,934	4,344,798
Yum! Brands, Inc.	142,945	18,391,304
		263,768,105

Diversified Financials 8.1%
AGNC Investment Corp.	262,305	2,620,427
Ally Financial, Inc.	155,051	4,187,928
American Express Co.	301,225	47,470,048
Ameriprise Financial, Inc.	54,310	18,028,205
Annaly Capital Management, Inc.	216,366	4,688,651
Apollo Global Management, Inc.	217,977	15,125,424
Ares Management Corp., Class A	77,722	6,092,628
Berkshire Hathaway, Inc., Class B *	906,517	288,816,316
Blackstone, Inc.	352,479	32,262,403
Capital One Financial Corp.	192,952	19,920,365
Cboe Global Markets, Inc.	53,239	6,752,835
CME Group, Inc.	180,482	31,855,073
Discover Financial Services	137,168	14,863,524
Equitable Holdings, Inc.	175,557	5,572,179
Franklin Resources, Inc.	142,688	3,825,465
Intercontinental Exchange, Inc.	280,600	30,391,786
Invesco Ltd.	228,557	4,367,724
Jefferies Financial Group, Inc.	93,395	3,548,076
Morgan Stanley	672,648	62,603,349
SECURITY	NUMBER OF SHARES	VALUE ($)
Morningstar, Inc.	12,587	3,085,451
Nasdaq, Inc.	170,389	11,664,831
Northern Trust Corp.	104,793	9,757,276
Raymond James Financial, Inc.	97,632	11,413,181
SEI Investments Co.	51,994	3,238,186
SoFi Technologies, Inc. *(a)	407,218	1,966,863
Starwood Property Trust, Inc.	155,242	3,323,731
State Street Corp.	184,583	14,705,728
Synchrony Financial	242,460	9,111,647
T. Rowe Price Group, Inc.	113,340	14,157,299
The Bank of New York Mellon Corp.	369,630	16,966,017
The Carlyle Group, Inc.	108,853	3,392,948
The Charles Schwab Corp. (b)	765,080	63,149,703
The Goldman Sachs Group, Inc.	171,465	66,211,210
Voya Financial, Inc.	49,146	3,242,653
		838,379,130

Energy 7.6%
Antero Resources Corp. *	141,395	5,167,987
APA Corp.	163,840	7,675,904
Chesapeake Energy Corp.	48,493	5,019,026
Chevron Corp.	904,508	165,805,362
ConocoPhillips	639,434	78,976,493
Coterra Energy, Inc.	399,585	11,152,417
Devon Energy Corp.	329,117	22,551,097
Exxon Mobil Corp.	2,093,284	233,066,241
HF Sinclair Corp.	72,872	4,542,840
Kinder Morgan, Inc.	995,478	19,033,539
Marathon Oil Corp.	340,634	10,433,619
Marathon Petroleum Corp.	250,573	30,522,297
Occidental Petroleum Corp.	374,167	26,000,865
ONEOK, Inc.	224,261	15,007,546
Ovintiv, Inc.	128,042	7,139,622
Phillips 66	241,631	26,202,466
Pioneer Natural Resources Co.	119,879	28,290,245
Schlumberger N.V.	710,612	36,632,049
The Williams Cos., Inc.	611,668	21,224,880
Valero Energy Corp.	197,881	26,440,859
		780,885,354

Food & Staples Retailing 1.7%
Albertsons Cos., Inc., Class A	80,065	1,677,362
BJ's Wholesale Club Holdings, Inc. *	67,786	5,100,219
Sysco Corp.	256,076	22,153,135
The Kroger Co.	326,727	16,071,701
US Foods Holding Corp. *	102,560	3,751,645
Walgreens Boots Alliance, Inc.	360,087	14,943,610
Walmart, Inc.	715,958	109,126,318
		172,823,990

Food, Beverage & Tobacco 6.2%
Altria Group, Inc.	904,641	42,138,178
Archer-Daniels-Midland Co.	281,465	27,442,837
Brown-Forman Corp., Class A	28,027	2,045,691
Brown-Forman Corp., Class B	91,989	6,717,037
Bunge Ltd.	76,236	7,992,582
Campbell Soup Co.	101,047	5,423,192
Conagra Brands, Inc.	240,767	9,144,331
Constellation Brands, Inc., Class A	80,622	20,748,072
Darling Ingredients, Inc. *	80,464	5,779,729
General Mills, Inc.	299,328	25,532,678
Hormel Foods Corp.	145,216	6,825,152
Kellogg Co.	128,246	9,355,546
Keurig Dr Pepper, Inc.	427,117	16,516,614
Lamb Weston Holdings, Inc.	72,099	6,265,403

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
McCormick & Co., Inc. Non Voting Shares	125,904	10,724,503
Molson Coors Beverage Co., Class B	94,441	5,204,643
Mondelez International, Inc., Class A	688,554	46,553,136
PepsiCo, Inc.	693,156	128,587,370
Philip Morris International, Inc.	778,659	77,608,943
The Coca-Cola Co.	1,954,857	124,348,454
The Hershey Co.	73,767	17,347,785
The J.M. Smucker Co.	53,447	8,231,372
The Kraft Heinz Co.	399,677	15,727,290
Tyson Foods, Inc., Class A	145,595	9,650,037
		635,910,575

Health Care Equipment & Services 4.4%
Abbott Laboratories	879,510	94,617,686
AmerisourceBergen Corp.	81,284	13,874,366
Baxter International, Inc.	253,225	14,314,809
Becton Dickinson & Co.	143,308	35,732,417
Boston Scientific Corp. *	719,013	32,549,718
Cardinal Health, Inc.	136,921	10,976,957
CVS Health Corp.	659,369	67,176,514
DaVita, Inc. *	27,940	2,060,016
Dentsply Sirona, Inc.	108,131	3,272,044
Encompass Health Corp.	50,049	2,926,866
HCA Healthcare, Inc.	108,132	25,975,469
Henry Schein, Inc. *	68,365	5,532,096
Hologic, Inc. *	125,592	9,565,087
Laboratory Corp. of America Holdings	45,421	10,932,835
Medtronic plc	667,274	52,741,337
Quest Diagnostics, Inc.	58,665	8,907,107
STERIS plc	50,314	9,345,322
Stryker Corp.	169,134	39,558,751
Universal Health Services, Inc., Class B	32,977	4,315,040
Zimmer Biomet Holdings, Inc.	105,364	12,654,216
		457,028,653

Household & Personal Products 2.5%
Church & Dwight Co., Inc.	122,178	10,002,713
Colgate-Palmolive Co.	419,073	32,469,776
Kimberly-Clark Corp.	169,561	22,997,558
Reynolds Consumer Products, Inc.	27,744	886,698
The Clorox Co.	61,760	9,180,624
The Procter & Gamble Co.	1,200,193	179,020,788
		254,558,157

Insurance 4.2%
Aflac, Inc.	288,764	20,770,795
American Financial Group, Inc.	35,042	4,983,673
American International Group, Inc.	382,129	24,116,161
Aon plc, Class A	105,923	32,653,943
Arch Capital Group Ltd. *	185,605	11,119,596
Arthur J. Gallagher & Co.	105,609	21,027,808
Assurant, Inc.	26,731	3,427,449
Brown & Brown, Inc.	117,629	7,009,512
Chubb Ltd.	209,785	46,066,688
Cincinnati Financial Corp.	80,103	8,888,229
CNA Financial Corp.	13,781	586,795
Erie Indemnity Co., Class A	12,519	3,535,240
Everest Re Group Ltd.	19,769	6,680,736
Fidelity National Financial, Inc.	139,153	5,616,215
Globe Life, Inc.	45,480	5,455,781
Lincoln National Corp.	77,760	3,027,974
Loews Corp.	100,337	5,834,597
Marsh & McLennan Cos., Inc.	250,650	43,407,567
SECURITY	NUMBER OF SHARES	VALUE ($)
MetLife, Inc.	336,549	25,813,308
Old Republic International Corp.	144,197	3,532,827
Principal Financial Group, Inc.	116,530	10,450,410
Prudential Financial, Inc.	186,783	20,178,168
Reinsurance Group of America, Inc.	33,620	4,854,728
The Allstate Corp.	135,738	18,175,318
The Hartford Financial Services Group, Inc.	162,306	12,395,309
The Progressive Corp.	293,855	38,832,938
The Travelers Cos., Inc.	119,284	22,641,296
W.R. Berkley Corp.	102,523	7,820,454
Willis Towers Watson plc	55,209	13,590,247
		432,493,762

Materials 3.3%
Air Products and Chemicals, Inc.	111,374	34,543,760
Alcoa Corp.	90,260	4,524,734
Amcor plc	756,344	9,340,848
AptarGroup, Inc.	32,793	3,480,649
Avery Dennison Corp.	40,777	7,883,417
Axalta Coating Systems Ltd. *	110,701	2,971,215
Ball Corp.	158,170	8,870,174
Berry Global Group, Inc.	62,792	3,679,611
Celanese Corp.	50,038	5,369,077
CF Industries Holdings, Inc.	100,141	10,834,255
Crown Holdings, Inc.	60,857	5,003,054
Dow, Inc.	360,714	18,385,593
DuPont de Nemours, Inc.	251,537	17,735,874
Eastman Chemical Co.	61,639	5,339,170
Ecolab, Inc.	124,653	18,676,759
FMC Corp.	63,199	8,256,317
Freeport-McMoRan, Inc.	718,158	28,582,688
International Flavors & Fragrances, Inc.	127,981	13,542,949
International Paper Co.	181,727	6,745,706
LyondellBasell Industries N.V., Class A	127,854	10,868,869
Newmont Corp.	398,569	18,920,071
Nucor Corp.	131,497	19,717,975
Packaging Corp. of America	47,040	6,392,266
PPG Industries, Inc.	118,161	15,977,731
Reliance Steel & Aluminum Co.	30,254	6,392,368
Royal Gold, Inc.	32,946	3,700,824
RPM International, Inc.	64,728	6,707,115
Sealed Air Corp.	73,022	3,886,961
Sonoco Products Co.	48,918	3,002,098
Steel Dynamics, Inc.	87,310	9,074,128
The Mosaic Co.	173,690	8,910,297
Vulcan Materials Co.	66,804	12,247,177
Westrock Co.	127,639	4,840,071
		344,403,801

Media & Entertainment 2.8%
Activision Blizzard, Inc.	357,739	26,454,799
AMC Entertainment Holdings, Inc., Class A *(a)	259,429	1,875,672
Comcast Corp., Class A	2,212,110	81,051,710
DISH Network Corp., Class A *	126,433	2,029,250
Electronic Arts, Inc.	132,739	17,359,606
Fox Corp., Class A	153,696	4,987,435
Fox Corp., Class B	70,632	2,155,689
IAC, Inc. *	39,342	2,041,456
Liberty Media Corp. - Liberty Formula One, Class A *	12,033	661,454
Liberty Media Corp. - Liberty Formula One, Class C *	103,601	6,313,445

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Liberty Media Corp. - Liberty SiriusXM, Class A	37,413	1,639,438
Liberty Media Corp. - Liberty SiriusXM, Class C *	76,871	3,369,256
Match Group, Inc. *	142,007	7,179,874
News Corp., Class A	194,547	3,725,575
News Corp., Class B	58,938	1,146,344
Omnicom Group, Inc.	102,777	8,197,494
Paramount Global, Class A (a)	4,383	100,283
Paramount Global, Class B	253,643	5,093,151
Sirius XM Holdings, Inc. (a)	351,750	2,282,858
The Interpublic Group of Cos., Inc.	196,205	6,741,604
The Walt Disney Co. *	915,783	89,627,682
Warner Bros Discovery, Inc. *	1,108,403	12,635,794
		286,669,869

Pharmaceuticals, Biotechnology & Life Sciences 9.2%
AbbVie, Inc.	888,085	143,141,540
Agilent Technologies, Inc.	150,145	23,269,472
Amgen, Inc.	268,685	76,951,384
Biogen, Inc. *	72,921	22,253,302
Bristol-Myers Squibb Co.	1,072,524	86,102,227
Bruker Corp.	50,563	3,408,452
Elanco Animal Health, Inc. *	223,683	2,878,800
Gilead Sciences, Inc.	629,557	55,293,991
Johnson & Johnson	1,320,559	235,059,502
Merck & Co., Inc.	1,272,411	140,117,899
Organon & Co.	127,699	3,322,728
Pfizer, Inc.	2,818,899	141,311,407
Royalty Pharma plc, Class A	184,153	8,097,207
Viatris, Inc.	608,588	6,712,726
		947,920,637

Real Estate 4.3%
Alexandria Real Estate Equities, Inc.	74,587	11,606,483
American Homes 4 Rent, Class A	151,895	5,023,168
Americold Realty Trust, Inc.	135,213	4,036,108
Apartment Income REIT Corp.	77,363	2,943,662
AvalonBay Communities, Inc.	70,193	12,276,756
Boston Properties, Inc.	71,605	5,161,288
Camden Property Trust	53,472	6,434,286
CBRE Group, Inc., Class A	161,283	12,838,127
Crown Castle, Inc.	217,490	30,759,611
CubeSmart	112,713	4,665,191
Digital Realty Trust, Inc.	144,486	16,248,896
Equity LifeStyle Properties, Inc.	87,825	5,833,337
Equity Residential	170,040	11,028,794
Essex Property Trust, Inc.	32,785	7,225,158
Extra Space Storage, Inc.	67,258	10,807,688
Federal Realty Investment Trust	36,540	4,059,594
Gaming & Leisure Properties, Inc.	128,199	6,744,549
Healthcare Realty Trust, Inc.	191,068	3,922,626
Healthpeak Properties, Inc.	270,942	7,114,937
Host Hotels & Resorts, Inc.	358,890	6,797,377
Invitation Homes, Inc.	291,605	9,515,071
Iron Mountain, Inc.	145,907	7,927,127
Jones Lang LaSalle, Inc. *	24,202	4,070,050
Kilroy Realty Corp.	52,773	2,280,849
Kimco Realty Corp.	310,460	7,115,743
Lamar Advertising Co., Class A	43,717	4,377,820
Life Storage, Inc.	42,332	4,550,267
Medical Properties Trust, Inc.	301,066	3,949,986
Mid-America Apartment Communities, Inc.	58,060	9,572,933
National Retail Properties, Inc.	88,866	4,119,828
Omega Healthcare Investors, Inc.	117,592	3,560,686
Prologis, Inc.	463,646	54,612,862
SECURITY	NUMBER OF SHARES	VALUE ($)
Public Storage	79,341	23,640,444
Realty Income Corp.	310,163	19,561,981
Regency Centers Corp.	77,290	5,134,375
Simon Property Group, Inc.	164,405	19,636,533
STORE Capital Corp.	133,274	4,251,441
Sun Communities, Inc.	62,036	9,113,088
UDR, Inc.	153,360	6,359,839
Ventas, Inc.	201,092	9,356,811
VICI Properties, Inc.	484,227	16,560,563
Vornado Realty Trust	80,822	2,043,988
Welltower, Inc.	232,912	16,543,739
Weyerhaeuser Co.	371,928	12,165,765
WP Carey, Inc.	104,186	8,209,857
		443,759,282

Retailing 4.3%
Advance Auto Parts, Inc.	30,423	4,593,569
Bath & Body Works, Inc.	114,677	4,873,772
Best Buy Co., Inc.	100,637	8,584,336
Burlington Stores, Inc. *	33,191	6,494,815
CarMax, Inc. *	80,002	5,548,939
Dollar Tree, Inc. *	106,075	15,942,012
eBay, Inc.	276,066	12,544,439
GameStop Corp., Class A *(a)	126,838	3,324,424
Genuine Parts Co.	71,044	13,024,497
LKQ Corp.	130,804	7,106,581
Lowe’s Cos., Inc.	320,990	68,226,424
Penske Automotive Group, Inc.	13,017	1,646,000
Ross Stores, Inc.	175,877	20,695,447
Target Corp.	232,921	38,914,111
The Home Depot, Inc.	516,192	167,241,046
The TJX Cos., Inc.	588,472	47,107,184
Tractor Supply Co.	55,757	12,618,367
Williams-Sonoma, Inc.	34,506	4,033,751
		442,519,714

Semiconductors & Semiconductor Equipment 4.3%
Analog Devices, Inc.	261,119	44,888,967
Applied Materials, Inc.	437,023	47,897,721
Entegris, Inc.	74,787	5,780,287
First Solar, Inc. *	49,754	8,584,058
Intel Corp.	2,062,130	62,008,249
Marvell Technology, Inc.	426,936	19,861,063
Microchip Technology, Inc.	277,482	21,973,799
Micron Technology, Inc.	554,033	31,940,002
NXP Semiconductors N.V.	131,976	23,206,660
QUALCOMM, Inc.	564,035	71,344,787
Skyworks Solutions, Inc.	80,785	7,724,662
Teradyne, Inc.	78,715	7,355,917
Texas Instruments, Inc.	458,878	82,809,124
Wolfspeed, Inc. *	62,037	5,640,404
		441,015,700

Software & Services 3.3%
Akamai Technologies, Inc. *	80,081	7,596,484
Aspen Technology, Inc. *	14,498	3,341,789
Automatic Data Processing, Inc.	208,708	55,128,131
Bentley Systems, Inc., Class B	98,644	3,907,289
Black Knight, Inc. *	78,341	4,856,359
Broadridge Financial Solutions, Inc.	58,959	8,791,376
Cognizant Technology Solutions Corp., Class A	260,157	16,184,367
DXC Technology Co. *	115,388	3,423,562
Fidelity National Information Services, Inc.	305,271	22,156,569
Genpact Ltd.	85,247	3,930,739

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Global Payments, Inc.	139,296	14,456,139
Guidewire Software, Inc. *	42,068	2,495,053
International Business Machines Corp.	453,635	67,546,251
Jack Henry & Associates, Inc.	36,565	6,923,583
Manhattan Associates, Inc. *	31,449	3,960,687
NortonLifeLock, Inc.	297,222	6,824,217
Oracle Corp.	763,017	63,353,302
Palantir Technologies, Inc., Class A *	877,013	6,577,597
Paychex, Inc.	160,808	19,945,016
SS&C Technologies Holdings, Inc.	111,317	5,984,402
The Western Union Co.	193,611	2,838,337
VeriSign, Inc. *	46,923	9,375,685
		339,596,934

Technology Hardware & Equipment 2.8%
Amphenol Corp., Class A	298,836	24,035,379
Arrow Electronics, Inc. *	32,185	3,499,797
CDW Corp.	67,920	12,812,429
Cisco Systems, Inc.	2,079,833	103,409,297
Cognex Corp.	87,017	4,331,706
Corning, Inc.	382,067	13,039,947
F5, Inc. *	29,889	4,621,138
Hewlett Packard Enterprise Co.	653,405	10,964,136
HP, Inc.	457,009	13,728,550
Jabil, Inc.	69,003	4,981,327
Juniper Networks, Inc.	161,851	5,379,927
Keysight Technologies, Inc. *	90,322	16,338,347
Motorola Solutions, Inc.	83,876	22,831,047
NetApp, Inc.	110,237	7,453,123
Seagate Technology Holdings plc	98,107	5,196,728
TD SYNNEX Corp.	21,144	2,163,031
TE Connectivity Ltd.	160,566	20,250,584
Trimble, Inc. *	124,297	7,426,746
Western Digital Corp. *	157,164	5,775,777
		288,239,016

Telecommunication Services 1.5%
AT&T, Inc.	3,579,074	69,004,547
Liberty Global plc, Class A *	86,796	1,742,864
Liberty Global plc, Class C *	139,311	2,880,951
Lumen Technologies, Inc.	478,320	2,616,410
Verizon Communications, Inc.	2,109,267	82,219,228
		158,464,000

Transportation 3.1%
Alaska Air Group, Inc. *	63,622	3,018,228
American Airlines Group, Inc. *	326,385	4,709,736
Avis Budget Group, Inc. *	14,451	3,231,244
C.H. Robinson Worldwide, Inc.	62,196	6,233,283
CSX Corp.	1,075,259	35,150,217
Delta Air Lines, Inc. *	322,290	11,399,397
Expeditors International of Washington, Inc.	82,302	9,551,970
FedEx Corp.	120,018	21,869,680
J.B. Hunt Transport Services, Inc.	41,802	7,686,970
Norfolk Southern Corp.	118,023	30,272,899
RXO, Inc. *	57,754	1,097,326
Southwest Airlines Co. *	298,165	11,899,765
Uber Technologies, Inc. *	994,707	28,985,762
Union Pacific Corp.	313,621	68,190,614
United Airlines Holdings, Inc. *	163,962	7,242,201
United Parcel Service, Inc., Class B	367,503	69,726,344
XPO Logistics, Inc. *	57,735	2,229,726
		322,495,362

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 5.0%
Alliant Energy Corp.	126,031	7,095,545
Ameren Corp.	129,780	11,591,950
American Electric Power Co., Inc.	258,156	24,989,501
American Water Works Co., Inc.	91,264	13,850,225
Atmos Energy Corp.	70,241	8,442,968
Avangrid, Inc. (a)	34,681	1,483,306
CenterPoint Energy, Inc.	316,610	9,849,737
CMS Energy Corp.	145,536	8,887,884
Consolidated Edison, Inc.	178,210	17,471,708
Dominion Energy, Inc.	418,281	25,561,152
DTE Energy Co.	97,302	11,288,005
Duke Energy Corp.	386,662	38,639,134
Edison International	191,593	12,771,589
Entergy Corp.	102,198	11,882,561
Essential Utilities, Inc.	119,771	5,777,753
Evergy, Inc.	115,218	6,822,058
Eversource Energy	173,882	14,407,862
Exelon Corp.	497,919	20,598,909
FirstEnergy Corp.	272,773	11,249,159
NextEra Energy, Inc.	986,847	83,585,941
NiSource, Inc.	203,922	5,697,581
NRG Energy, Inc.	117,834	5,002,053
OGE Energy Corp.	100,585	4,069,669
PG&E Corp. *	808,743	12,697,265
Pinnacle West Capital Corp.	56,750	4,444,660
PPL Corp.	370,019	10,922,961
Public Service Enterprise Group, Inc.	250,784	15,184,971
Sempra Energy	157,930	26,246,387
The AES Corp.	335,092	9,690,861
The Southern Co.	533,748	36,102,715
UGI Corp.	105,112	4,062,579
Vistra Corp.	196,614	4,783,619
WEC Energy Group, Inc.	158,560	15,719,638
Xcel Energy, Inc.	274,697	19,289,223
		520,161,129
Total Common Stocks (Cost $8,355,875,965)		10,290,355,256

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (c)	5,446,803	5,446,803
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (c)(d)	11,739,840	11,739,840
		17,186,643
Total Short-Term Investments (Cost $17,186,643)		17,186,643
Total Investments in Securities (Cost $8,373,062,608)		10,307,541,899

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Value Index, e-mini, expires 12/16/22	415	32,461,300	1,031,408

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $11,403,138.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended November 30, 2022:
SECURITY	VALUE AT 8/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 11/30/22	BALANCE OF SHARES HELD AT 11/30/22	DIVIDENDS RECEIVED
COMMON STOCKS 0.6% OF NET ASSETS

Diversified Financials 0.6%
The Charles Schwab Corp.	$50,567,555	$5,077,563	($1,294,296)	$397,234	$8,401,647	$63,149,703	765,080	$168,264

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$10,290,355,256	$—	$—	$10,290,355,256
Short-Term Investments[1]	17,186,643	—	—	17,186,643
Futures Contracts[2]	1,031,408	—	—	1,031,408
Total	$10,308,573,307	$—	$—	$10,308,573,307

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Mid-Cap ETF

Portfolio Holdings as of November 30, 2022 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 1.2%
Autoliv, Inc.	204,002	18,033,777
BorgWarner, Inc.	616,445	26,205,077
Gentex Corp.	612,022	17,687,436
Harley-Davidson, Inc.	346,157	16,314,379
Lear Corp.	154,532	22,289,696
QuantumScape Corp. *(a)	709,515	5,314,267
Thor Industries, Inc.	141,981	12,230,243
		118,074,875

Banks 4.4%
Bank OZK	289,462	13,358,671
BOK Financial Corp.	75,889	7,946,337
Comerica, Inc.	340,471	24,425,390
Commerce Bancshares, Inc.	283,967	21,274,808
Cullen/Frost Bankers, Inc.	166,910	24,213,634
East West Bancorp, Inc.	366,759	25,750,149
Essent Group Ltd.	280,245	11,235,022
First Citizens BancShares, Inc., Class A	34,352	28,047,034
First Financial Bankshares, Inc.	337,580	12,473,581
First Horizon Corp.	1,396,733	34,708,815
Glacier Bancorp, Inc.	288,283	16,691,586
MGIC Investment Corp.	789,592	10,841,098
New York Community Bancorp, Inc.	1,770,385	16,553,100
Pinnacle Financial Partners, Inc.	198,884	16,684,379
Popular, Inc.	195,225	14,255,329
Prosperity Bancshares, Inc.	237,397	17,940,091
Signature Bank	163,782	22,847,589
SouthState Corp.	196,937	17,300,915
Synovus Financial Corp.	378,329	15,939,001
TFS Financial Corp.	124,950	1,705,568
Valley National Bancorp	1,093,865	13,848,331
Webster Financial Corp.	457,639	24,868,103
Western Alliance Bancorp	281,806	19,314,983
Zions Bancorp NA	391,607	20,293,075
		432,516,589

Capital Goods 12.6%
A.O. Smith Corp.	334,376	20,309,998
Acuity Brands, Inc.	85,141	16,031,199
Advanced Drainage Systems, Inc.	166,985	16,240,961
AECOM	363,475	30,895,375
AGCO Corp.	161,151	21,387,961
Air Lease Corp.	268,411	10,366,033
Allegion plc	228,614	25,981,981
Armstrong World Industries, Inc.	120,738	9,225,591
Axon Enterprise, Inc. *	175,745	32,342,352
Builders FirstSource, Inc. *	406,228	25,970,156
BWX Technologies, Inc.	237,404	14,455,530
Carlisle Cos., Inc.	134,624	35,420,921
ChargePoint Holdings, Inc. *(a)	675,238	8,386,456
SECURITY	NUMBER OF SHARES	VALUE ($)
Chart Industries, Inc. *	93,397	13,354,837
Crane Holdings Co.	124,131	13,150,438
Curtiss-Wright Corp.	99,931	17,652,811
Donaldson Co., Inc.	321,603	19,592,055
EMCOR Group, Inc.	128,444	19,895,976
Flowserve Corp.	340,132	10,666,540
Fortune Brands Home & Security, Inc.	336,557	21,990,634
Graco, Inc.	440,172	30,798,835
Hexcel Corp.	218,940	13,125,453
Howmet Aerospace, Inc.	962,243	36,247,694
Hubbell, Inc.	139,709	35,494,469
Huntington Ingalls Industries, Inc.	103,973	24,117,577
IDEX Corp.	196,446	46,653,961
ITT, Inc.	215,234	18,191,578
Lennox International, Inc.	83,916	21,854,244
Lincoln Electric Holdings, Inc.	150,752	22,293,206
Masco Corp.	586,954	29,805,524
MasTec, Inc. *	153,432	13,936,229
MDU Resources Group, Inc.	529,251	16,666,114
Nordson Corp.	140,710	33,276,508
nVent Electric plc	433,317	17,337,013
Oshkosh Corp.	170,131	15,663,961
Owens Corning	250,484	22,252,999
Pentair plc	428,020	19,590,475
Plug Power, Inc. *	1,355,520	21,634,099
RBC Bearings, Inc. *	75,299	17,843,604
Regal Rexnord Corp.	173,020	22,684,652
Sensata Technologies Holding plc	404,064	18,223,286
SiteOne Landscape Supply, Inc. *	117,206	14,712,869
Snap-on, Inc.	138,644	33,357,746
Sunrun, Inc. *	552,039	17,985,431
Textron, Inc.	550,556	39,298,687
The Middleby Corp. *	140,242	20,221,494
The Timken Co.	174,012	13,221,432
The Toro Co.	272,175	30,208,703
Trex Co., Inc. *	287,001	13,170,476
Valmont Industries, Inc.	55,572	18,820,013
Vertiv Holdings Co.	785,033	10,872,707
Watsco, Inc.	86,426	23,246,865
WESCO International, Inc. *	116,356	15,000,615
Westinghouse Air Brake Technologies Corp.	473,375	47,853,479
WillScot Mobile Mini Holdings Corp. *	556,204	26,814,595
Woodward, Inc.	156,578	15,000,172
Zurn Water Solutions Corp.	379,331	9,183,603
		1,229,978,173

Commercial & Professional Services 3.3%
ASGN, Inc. *	130,731	11,844,229
Booz Allen Hamilton Holding Corp.	344,403	36,644,479
CACI International, Inc., Class A *	60,945	19,033,124
Clarivate plc *	1,122,875	10,992,946
Clean Harbors, Inc. *	130,956	15,714,720
Driven Brands Holdings, Inc. *	144,085	4,381,625
Dun & Bradstreet Holdings, Inc.	564,887	7,603,379

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
IAA, Inc. *	348,125	13,009,431
Jacobs Solutions, Inc.	332,106	42,024,693
KBR, Inc.	361,870	18,697,823
Leidos Holdings, Inc.	355,367	38,852,274
ManpowerGroup, Inc.	134,647	11,784,305
MSA Safety, Inc.	95,739	13,500,156
Robert Half International, Inc.	285,155	22,464,511
Science Applications International Corp.	144,916	15,956,701
Stericycle, Inc. *	239,900	12,505,987
Tetra Tech, Inc.	138,771	21,452,609
TriNet Group, Inc. *	95,463	6,918,204
		323,381,196

Consumer Durables & Apparel 3.6%
Brunswick Corp.	193,555	14,361,781
Capri Holdings Ltd. *	359,275	20,604,421
Columbia Sportswear Co.	92,015	8,243,624
Crocs, Inc. *	160,458	16,206,258
Deckers Outdoor Corp. *	69,054	27,544,260
Hasbro, Inc.	337,830	21,222,481
Leggett & Platt, Inc.	345,355	12,298,092
Mattel, Inc. *	919,423	16,761,081
Mohawk Industries, Inc. *	137,241	13,906,631
Newell Brands, Inc.	979,798	12,707,980
Polaris, Inc.	145,704	16,618,998
PulteGroup, Inc.	602,505	26,980,174
PVH Corp.	174,284	11,708,399
Ralph Lauren Corp.	111,686	12,633,920
Skechers U.S.A., Inc., Class A *	351,077	14,804,917
Tapestry, Inc.	655,374	24,753,476
Tempur Sealy International, Inc.	448,149	14,237,694
Toll Brothers, Inc.	278,372	13,336,803
TopBuild Corp. *	84,266	12,983,705
Under Armour, Inc., Class A *	489,972	4,899,720
Under Armour, Inc., Class C *	520,870	4,541,986
Whirlpool Corp.	141,853	20,785,720
YETI Holdings, Inc. *	224,278	10,067,839
		352,209,960

Consumer Services 4.6%
ADT, Inc.	558,455	5,215,970
Aramark	670,808	27,905,613
Boyd Gaming Corp.	211,413	12,965,959
Bright Horizons Family Solutions, Inc. *	150,600	11,174,520
Caesars Entertainment, Inc. *	558,055	28,354,774
Carnival Corp. *	2,569,001	25,510,180
Choice Hotels International, Inc.	75,496	9,302,617
Churchill Downs, Inc.	86,348	19,165,802
DraftKings, Inc., Class A *	1,167,408	17,884,691
H&R Block, Inc.	415,382	18,156,347
Marriott Vacations Worldwide Corp.	102,249	15,233,056
MGM Resorts International	849,209	31,301,844
Norwegian Cruise Line Holdings Ltd. *	1,096,711	18,029,929
Penn Entertainment, Inc. *	412,681	14,522,244
Planet Fitness, Inc., Class A *	219,265	17,181,605
Royal Caribbean Cruises Ltd. *	570,902	34,214,157
Service Corp. International	410,374	29,321,222
Texas Roadhouse, Inc.	174,005	17,282,177
The Wendy's Co.	443,119	9,996,765
Vail Resorts, Inc.	104,760	26,979,890
Wingstop, Inc.	77,862	12,886,940
Wyndham Hotels & Resorts, Inc.	235,098	17,237,385
Wynn Resorts Ltd. *	269,363	22,534,909
		442,358,596

SECURITY	NUMBER OF SHARES	VALUE ($)
Diversified Financials 5.7%
Affiliated Managers Group, Inc.	99,491	15,960,346
AGNC Investment Corp.	1,360,668	13,593,073
Ally Financial, Inc.	802,966	21,688,112
Annaly Capital Management, Inc.	1,121,882	24,311,183
Ares Management Corp., Class A	402,833	31,578,079
Blackstone Mortgage Trust, Inc., Class A	443,151	11,198,426
Cboe Global Markets, Inc.	276,051	35,014,309
Credit Acceptance Corp. *	15,807	7,491,886
Equitable Holdings, Inc.	909,179	28,857,341
FactSet Research Systems, Inc.	98,852	45,599,439
Interactive Brokers Group, Inc., Class A	267,676	21,494,383
Invesco Ltd.	1,183,906	22,624,444
Janus Henderson Group plc	344,887	8,722,192
Jefferies Financial Group, Inc.	484,003	18,387,274
Lazard Ltd., Class A	293,755	10,754,371
LPL Financial Holdings, Inc.	207,622	49,146,204
MarketAxess Holdings, Inc.	97,964	26,246,515
Morningstar, Inc.	65,237	15,991,546
OneMain Holdings, Inc.	321,827	12,667,111
Rithm Capital Corp.	1,214,968	10,995,460
Robinhood Markets, Inc., Class A *	1,312,470	12,586,587
SEI Investments Co.	268,016	16,692,036
SoFi Technologies, Inc. *(a)	2,112,478	10,203,269
Starwood Property Trust, Inc.	804,742	17,229,526
Stifel Financial Corp.	276,258	17,749,576
The Carlyle Group, Inc.	564,219	17,586,706
Tradeweb Markets, Inc., Class A	279,745	17,193,128
Voya Financial, Inc.	254,838	16,814,211
		558,376,733

Energy 4.8%
Antero Midstream Corp.	871,692	9,876,270
Antero Resources Corp. *	733,015	26,791,698
APA Corp.	849,885	39,817,112
Chesapeake Energy Corp.	251,631	26,043,809
Chord Energy Corp.	107,895	16,457,224
EQT Corp.	962,907	40,836,886
HF Sinclair Corp.	378,152	23,573,996
Marathon Oil Corp.	1,763,612	54,019,436
Matador Resources Co.	292,066	19,381,500
New Fortress Energy, Inc.	124,164	6,319,948
NOV, Inc.	1,022,353	22,962,048
Ovintiv, Inc.	661,878	36,906,317
PDC Energy, Inc.	250,667	18,629,571
Range Resources Corp.	644,921	18,618,869
Southwestern Energy Co. *	2,900,271	20,069,875
Targa Resources Corp.	589,673	43,865,775
Texas Pacific Land Corp.	16,079	41,685,451
		465,855,785

Food & Staples Retailing 1.1%
Albertsons Cos., Inc., Class A	415,290	8,700,326
BJ's Wholesale Club Holdings, Inc. *	351,840	26,472,442
Casey's General Stores, Inc.	96,952	23,561,275
Performance Food Group Co. *	403,430	24,601,161
US Foods Holding Corp. *	531,814	19,453,756
		102,788,960

Food, Beverage & Tobacco 2.9%
Bunge Ltd.	395,356	41,449,123
Campbell Soup Co.	524,217	28,134,726
Celsius Holdings, Inc. *	104,342	11,617,438
Darling Ingredients, Inc. *	417,413	29,982,776
Flowers Foods, Inc.	502,310	15,094,416

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ingredion, Inc.	170,554	16,709,175
Lamb Weston Holdings, Inc.	374,098	32,509,116
Lancaster Colony Corp.	51,578	10,683,867
Molson Coors Beverage Co., Class B	489,874	26,996,956
Pilgrim's Pride Corp. *	117,696	3,078,927
Post Holdings, Inc. *	141,568	13,252,181
Seaboard Corp.	661	2,612,834
The Boston Beer Co., Inc., Class A *	24,713	9,498,936
The J.M. Smucker Co.	277,361	42,716,368
		284,336,839

Health Care Equipment & Services 4.7%
ABIOMED, Inc. *	118,322	44,700,868
Acadia Healthcare Co., Inc. *	236,433	21,056,723
agilon health, Inc. *	513,350	9,014,426
Amedisys, Inc. *	84,429	7,690,638
Chemed Corp.	38,793	20,172,360
DaVita, Inc. *	144,941	10,686,500
Dentsply Sirona, Inc.	560,699	16,966,752
Encompass Health Corp.	259,679	15,186,028
Envista Holdings Corp. *	425,242	14,509,257
Guardant Health, Inc. *	266,055	13,925,319
HealthEquity, Inc. *	219,613	13,941,033
Henry Schein, Inc. *	354,268	28,667,367
Inspire Medical Systems, Inc. *	71,933	17,376,855
Integra LifeSciences Holdings Corp. *	189,235	10,396,571
Lantheus Holdings, Inc. *	178,915	11,107,043
LHC Group, Inc. *	80,765	13,197,809
Masimo Corp. *	125,777	18,230,118
Novocure Ltd. *	234,435	18,013,985
Oak Street Health, Inc. *	300,949	6,506,517
Option Care Health, Inc. *	402,693	12,125,086
Penumbra, Inc. *	98,608	20,659,362
QuidelOrtho Corp. *	141,205	12,370,970
R1 RCM, Inc. *	357,010	3,230,940
Shockwave Medical, Inc. *	93,508	23,713,629
Teladoc Health, Inc. *	420,869	11,998,975
Teleflex, Inc.	122,074	28,579,965
Tenet Healthcare Corp. *	280,942	12,973,902
Universal Health Services, Inc., Class B	171,038	22,380,322
		459,379,320

Household & Personal Products 0.1%
Coty, Inc., Class A *	937,147	7,375,347
Olaplex Holdings, Inc. *	221,108	1,320,015
Reynolds Consumer Products, Inc.	142,277	4,547,173
		13,242,535

Insurance 4.3%
American Financial Group, Inc.	181,752	25,848,769
Assurant, Inc.	138,479	17,755,777
Axis Capital Holdings Ltd.	200,489	11,540,147
CNA Financial Corp.	70,767	3,013,259
Erie Indemnity Co., Class A	64,919	18,332,476
Everest Re Group Ltd.	102,572	34,663,182
Fidelity National Financial, Inc.	719,138	29,024,410
First American Financial Corp.	271,070	14,813,976
Globe Life, Inc.	235,856	28,293,286
Kinsale Capital Group, Inc.	56,035	17,270,547
Lincoln National Corp.	403,125	15,697,688
Loews Corp.	520,550	30,269,982
Old Republic International Corp.	747,743	18,319,704
Primerica, Inc.	97,475	14,526,699
Reinsurance Group of America, Inc.	174,403	25,183,793
RenaissanceRe Holdings Ltd.	113,747	21,487,946
Selective Insurance Group, Inc.	157,018	15,092,570
SECURITY	NUMBER OF SHARES	VALUE ($)
The Hanover Insurance Group, Inc.	92,772	13,665,316
Unum Group	489,325	20,639,728
W.R. Berkley Corp.	531,641	40,553,575
		415,992,830

Materials 6.4%
Alcoa Corp.	468,284	23,475,077
AptarGroup, Inc.	170,063	18,050,487
Ashland, Inc.	129,639	14,502,715
Avery Dennison Corp.	211,491	40,887,555
Axalta Coating Systems Ltd. *	574,025	15,406,831
Berry Global Group, Inc.	325,615	19,081,039
Celanese Corp.	259,436	27,837,483
Cleveland-Cliffs, Inc. *	1,346,384	20,842,024
Crown Holdings, Inc.	315,359	25,925,663
Eagle Materials, Inc.	98,114	13,376,863
Eastman Chemical Co.	319,629	27,686,264
FMC Corp.	327,841	42,829,148
Graphic Packaging Holding Co.	801,229	18,412,243
Huntsman Corp.	492,754	13,688,706
MP Materials Corp. *	240,300	7,989,975
Olin Corp.	351,334	20,019,011
Packaging Corp. of America	243,981	33,154,578
Reliance Steel & Aluminum Co.	156,935	33,158,796
Royal Gold, Inc.	170,840	19,190,457
RPM International, Inc.	335,782	34,793,731
Sealed Air Corp.	377,999	20,120,887
Sonoco Products Co.	253,799	15,575,645
Steel Dynamics, Inc.	451,537	46,928,240
The Scotts Miracle-Gro Co.	105,075	5,876,845
United States Steel Corp.	617,459	16,232,997
Valvoline, Inc.	460,744	15,195,337
Westlake Corp.	89,972	9,685,486
Westrock Co.	661,867	25,097,997
		625,022,080

Media & Entertainment 2.5%
AMC Entertainment Holdings, Inc., Class A *(a)	1,345,093	9,725,022
Bumble, Inc., Class A *	205,221	4,999,184
Cable One, Inc.	12,705	9,202,104
DISH Network Corp., Class A *	653,284	10,485,208
Endeavor Group Holdings, Inc., Class A *	446,346	9,815,149
IAC, Inc. *	204,032	10,587,220
Liberty Media Corp. - Liberty Formula One, Class A *	62,297	3,424,466
Liberty Media Corp. - Liberty Formula One, Class C *	537,478	32,753,909
News Corp., Class A	1,002,880	19,205,152
News Corp., Class B	311,607	6,060,756
Nexstar Media Group, Inc.	100,969	19,139,684
Pinterest, Inc., Class A *	1,517,075	38,564,047
Playtika Holding Corp. *	234,025	2,211,536
Roku, Inc. *	314,221	18,655,301
The Interpublic Group of Cos., Inc.	1,017,717	34,968,756
The New York Times Co., Class A	430,655	15,783,506
		245,581,000

Pharmaceuticals, Biotechnology & Life Sciences 5.8%
10X Genomics, Inc., Class A *	247,403	9,564,600
Alkermes plc *	426,975	10,580,440
Apellis Pharmaceuticals, Inc. *	243,231	12,144,524
Arrowhead Pharmaceuticals, Inc. *	275,454	8,869,619
Biohaven Ltd. *	148,027	2,341,787
BioMarin Pharmaceutical, Inc. *	482,740	48,747,085
Bio-Rad Laboratories, Inc., Class A *	55,775	23,130,450

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Bio-Techne Corp.	408,442	34,713,486
Bruker Corp.	262,172	17,673,014
Charles River Laboratories International, Inc. *	132,379	30,257,868
CRISPR Therapeutics AG *	203,173	11,131,849
Elanco Animal Health, Inc. *	1,159,827	14,926,973
Exact Sciences Corp. *	460,564	20,702,352
Exelixis, Inc. *	837,642	14,306,925
Halozyme Therapeutics, Inc. *	358,607	20,533,837
Intellia Therapeutics, Inc. *	198,110	10,194,741
Ionis Pharmaceuticals, Inc. *	369,433	15,069,172
Jazz Pharmaceuticals plc *	163,141	25,598,454
Karuna Therapeutics, Inc. *	69,586	16,374,282
Mirati Therapeutics, Inc. *	130,256	11,902,793
Natera, Inc. *	282,082	11,599,212
Neurocrine Biosciences, Inc. *	248,923	31,628,156
Organon & Co.	661,936	17,223,575
Perrigo Co., plc	350,353	11,291,877
Repligen Corp. *	134,313	24,020,537
Sarepta Therapeutics, Inc. *	227,913	27,989,996
Sotera Health Co. *	258,878	2,159,043
Syneos Health, Inc. *	267,144	9,424,840
United Therapeutics Corp. *	118,467	33,157,729
Viatris, Inc.	3,156,012	34,810,812
		562,070,028

Real Estate 8.2%
Agree Realty Corp.	207,777	14,534,001
American Homes 4 Rent, Class A	787,393	26,039,087
Americold Realty Trust, Inc.	701,071	20,926,969
Apartment Income REIT Corp.	401,292	15,269,161
Brixmor Property Group, Inc.	779,905	18,078,198
Camden Property Trust	277,254	33,361,974
Cousins Properties, Inc.	394,036	10,394,670
CubeSmart	584,166	24,178,631
Douglas Emmett, Inc.	457,361	7,921,493
EastGroup Properties, Inc.	113,384	17,601,732
Equity LifeStyle Properties, Inc.	455,249	30,237,639
Federal Realty Investment Trust	189,515	21,055,116
First Industrial Realty Trust, Inc.	343,736	17,375,855
Gaming & Leisure Properties, Inc.	664,944	34,982,704
Healthcare Realty Trust, Inc.	990,386	20,332,625
Host Hotels & Resorts, Inc.	1,860,680	35,241,279
Iron Mountain, Inc.	756,574	41,104,665
Jones Lang LaSalle, Inc. *	124,697	20,970,294
Kilroy Realty Corp.	273,975	11,841,200
Kimco Realty Corp.	1,609,700	36,894,324
Lamar Advertising Co., Class A	226,735	22,705,243
Life Storage, Inc.	219,621	23,607,061
Medical Properties Trust, Inc.	1,558,870	20,452,374
National Retail Properties, Inc.	460,969	21,370,523
Omega Healthcare Investors, Inc.	609,304	18,449,725
Opendoor Technologies, Inc. *	1,305,499	2,415,173
Rayonier, Inc.	381,151	13,675,698
Regency Centers Corp.	400,828	26,627,004
Rexford Industrial Realty, Inc.	445,229	24,616,711
Spirit Realty Capital, Inc.	354,825	14,696,851
STAG Industrial, Inc.	466,396	15,349,092
STORE Capital Corp.	691,625	22,062,837
UDR, Inc.	794,910	32,964,918
Vornado Realty Trust	419,799	10,616,717
WeWork, Inc., Class A *(a)	613,912	1,694,397
WP Carey, Inc.	540,190	42,566,972
Zillow Group, Inc., Class A *	153,140	5,727,436
Zillow Group, Inc., Class C *	430,674	16,356,999
		794,297,348

SECURITY	NUMBER OF SHARES	VALUE ($)
Retailing 3.7%
Advance Auto Parts, Inc.	157,825	23,829,997
AutoNation, Inc. *	100,597	12,464,974
Bath & Body Works, Inc.	594,189	25,253,033
Burlington Stores, Inc. *	171,966	33,650,307
Chewy, Inc., Class A *	236,362	10,194,293
Dick's Sporting Goods, Inc.	148,111	17,711,113
Five Below, Inc. *	144,420	23,231,401
Floor & Decor Holdings, Inc., Class A *	275,972	20,595,790
GameStop Corp., Class A *(a)	657,826	17,241,620
Kohl's Corp.	334,697	10,737,080
Lithia Motors, Inc.	71,643	17,144,886
LKQ Corp.	678,460	36,860,732
Murphy USA, Inc.	55,919	16,541,399
Ollie's Bargain Outlet Holdings, Inc. *	151,250	9,211,125
Penske Automotive Group, Inc.	67,611	8,549,411
Pool Corp.	103,041	33,942,736
RH *	52,030	14,923,765
The Gap, Inc.	555,418	8,075,778
Williams-Sonoma, Inc.	178,966	20,921,125
		361,080,565

Semiconductors & Semiconductor Equipment 2.7%
Allegro MicroSystems, Inc. *	168,975	5,261,881
Entegris, Inc.	387,709	29,966,029
First Solar, Inc. *	258,019	44,516,018
Lattice Semiconductor Corp. *	357,396	26,029,151
MKS Instruments, Inc.	148,895	12,486,335
Power Integrations, Inc.	148,914	11,984,599
Qorvo, Inc. *	268,612	26,659,741
Silicon Laboratories, Inc. *	89,068	12,954,050
SolarEdge Technologies, Inc. *	144,803	43,275,824
Synaptics, Inc. *	103,117	10,927,308
Universal Display Corp.	113,110	12,738,448
Wolfspeed, Inc. *	321,787	29,256,874
		266,056,258

Software & Services 6.8%
Affirm Holdings, Inc. *	536,008	7,461,231
AppLovin Corp., Class A *	319,076	4,597,885
Aspen Technology, Inc. *	75,315	17,360,108
Bentley Systems, Inc., Class B	511,437	20,258,020
Bill.com Holdings, Inc. *	244,234	29,410,658
Black Knight, Inc. *	406,084	25,173,147
CCC Intelligent Solutions Holdings, Inc. *	273,422	2,515,482
Ceridian HCM Holding, Inc. *	398,341	27,262,458
Concentrix Corp.	111,069	13,592,624
Coupa Software, Inc. *	196,619	12,434,186
Dolby Laboratories, Inc., Class A	160,276	11,999,864
Dropbox, Inc., Class A *	716,461	16,879,821
DXC Technology Co. *	598,293	17,751,353
Dynatrace, Inc. *	523,468	20,284,385
Elastic N.V. *	200,055	12,241,366
Euronet Worldwide, Inc. *	122,692	11,404,221
ExlService Holdings, Inc. *	86,051	16,108,747
Fair Isaac Corp. *	65,726	40,731,717
Five9, Inc. *	182,631	11,708,473
Genpact Ltd.	439,341	20,258,014
GoDaddy, Inc., Class A *	406,975	32,203,932
Guidewire Software, Inc. *	218,165	12,939,366
Informatica, Inc., Class A *	98,540	1,692,917
Jack Henry & Associates, Inc.	189,638	35,907,955
Manhattan Associates, Inc. *	163,226	20,556,683
Maximus, Inc.	157,579	11,077,804
New Relic, Inc. *	148,912	8,379,278
Nutanix, Inc., Class A *	583,731	16,496,238

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Paylocity Holding Corp. *	106,459	23,189,964
Procore Technologies, Inc. *	178,005	8,716,905
PTC, Inc. *	275,154	35,002,340
Qualys, Inc. *	90,936	11,214,228
Smartsheet, Inc., Class A *	336,868	10,355,322
The Western Union Co.	1,003,933	14,717,658
Thoughtworks Holding, Inc. *	170,049	1,550,847
Toast, Inc., Class A *	783,734	14,389,356
Tyler Technologies, Inc. *	108,219	37,090,980
UiPath, Inc., Class A *	903,130	11,262,031
WEX, Inc. *	114,968	19,445,688
		665,623,252

Technology Hardware & Equipment 3.4%
Arrow Electronics, Inc. *	167,024	18,162,190
Ciena Corp. *	389,664	17,519,294
Cognex Corp.	451,294	22,465,415
Coherent Corp. *	337,442	12,373,998
Dell Technologies, Inc., Class C	691,495	30,972,061
F5, Inc. *	155,033	23,969,652
IPG Photonics Corp. *	86,241	7,850,518
Jabil, Inc.	358,021	25,845,536
Juniper Networks, Inc.	839,732	27,912,692
Littelfuse, Inc.	64,427	15,881,256
Lumentum Holdings, Inc. *	179,343	9,853,104
National Instruments Corp.	344,361	14,125,688
NetApp, Inc.	571,902	38,666,294
Pure Storage, Inc., Class A *	724,225	21,140,128
TD SYNNEX Corp.	109,869	11,239,599
Western Digital Corp. *	815,076	29,954,043
		327,931,468

Telecommunication Services 0.7%
Frontier Communications Parent, Inc. *	580,203	14,951,831
Iridium Communications, Inc. *	330,467	17,547,798
Liberty Global plc, Class A *	453,066	9,097,565
Liberty Global plc, Class C *	723,900	14,970,252
Lumen Technologies, Inc.	2,478,908	13,559,627
		70,127,073

Transportation 2.6%
Alaska Air Group, Inc. *	329,945	15,652,591
AMERCO	25,409	1,608,390
AMERCO - Non Voting Shares *	229,777	14,515,013
American Airlines Group, Inc. *	1,691,271	24,405,040
Avis Budget Group, Inc. *	75,061	16,783,639
C.H. Robinson Worldwide, Inc.	322,431	32,314,035
GXO Logistics, Inc. *	308,731	14,467,135
Hertz Global Holdings, Inc. *	468,901	8,065,097
Knight-Swift Transportation Holdings, Inc.	418,146	23,177,833
Landstar System, Inc.	94,805	16,399,369
Lyft, Inc., Class A *	797,097	8,943,428
RXO, Inc. *	299,774	5,695,706
Saia, Inc. *	68,739	16,744,133
United Airlines Holdings, Inc. *	850,431	37,563,537
XPO Logistics, Inc. *	299,401	11,562,867
		247,897,813

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 3.8%
Alliant Energy Corp.	653,032	36,765,702
Atmos Energy Corp.	364,120	43,767,224
Black Hills Corp.	169,513	12,142,216
Essential Utilities, Inc.	620,683	29,941,748
Hawaiian Electric Industries, Inc.	284,860	11,702,049
IDACORP, Inc.	131,566	14,541,990
National Fuel Gas Co.	238,098	15,769,231
NiSource, Inc.	1,056,429	29,516,626
NRG Energy, Inc.	612,014	25,979,994
OGE Energy Corp.	521,003	21,079,781
Pinnacle West Capital Corp.	294,175	23,039,786
Portland General Electric Co.	232,501	11,446,024
The AES Corp.	1,738,450	50,275,974
UGI Corp.	544,973	21,063,206
Vistra Corp.	1,018,590	24,782,295
		371,813,846
Total Common Stocks (Cost $8,513,954,591)		9,735,993,122

SHORT-TERM INVESTMENTS 0.5% OF NET ASSETS

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (b)	2,827,915	2,827,915
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (b)(c)	44,231,640	44,231,640
		47,059,555
Total Short-Term Investments (Cost $47,059,555)		47,059,555
Total Investments in Securities (Cost $8,561,014,146)		9,783,052,677

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 12/16/22	47	12,125,060	142,305

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $42,777,084.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$9,735,993,122	$—	$—	$9,735,993,122
Short-Term Investments[1]	47,059,555	—	—	47,059,555
Futures Contracts[2]	142,305	—	—	142,305
Total	$9,783,194,982	$—	$—	$9,783,194,982

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Small-Cap ETF

Portfolio Holdings as of November 30, 2022 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.3%
Adient plc *	396,889	15,454,858
American Axle & Manufacturing Holdings, Inc. *	479,868	4,995,426
Canoo, Inc. *(a)	632,977	848,189
Dana, Inc.	535,103	9,423,164
Dorman Products, Inc. *	118,524	10,624,491
Faraday Future Intelligent Electric, Inc. *	483,936	155,392
Fisker, Inc. *(a)	611,663	4,734,272
Fox Factory Holding Corp. *	177,130	18,793,493
Gentherm, Inc. *	138,910	9,944,567
Holley, Inc. *	210,410	576,523
LCI Industries	106,612	10,539,662
Lordstown Motors Corp., Class A *(a)	691,383	1,147,696
Luminar Technologies, Inc. *(a)	961,473	7,364,883
Modine Manufacturing Co. *	218,335	4,622,152
Patrick Industries, Inc.	90,837	5,080,513
QuantumScape Corp. *(a)	1,146,352	8,586,176
Solid Power, Inc. *	456,568	1,675,605
Standard Motor Products, Inc.	78,247	3,005,467
Stoneridge, Inc. *	114,917	2,722,384
The Goodyear Tire & Rubber Co. *	1,186,263	13,309,871
Thor Industries, Inc.	228,708	19,700,907
Visteon Corp. *	117,785	17,290,838
Winnebago Industries, Inc.	133,003	7,792,646
Workhorse Group, Inc. *(a)	695,679	1,600,062
XPEL, Inc. *	81,868	5,612,051
		185,601,288

Banks 9.5%
1st Source Corp.	71,299	4,071,173
Ameris Bancorp	272,816	14,426,510
Arrow Financial Corp.	69,087	2,429,790
Associated Banc-Corp.	630,749	15,516,425
Atlantic Union Bankshares Corp.	313,356	11,177,409
Axos Financial, Inc. *	222,607	8,928,767
Banc of California, Inc.	233,489	3,962,308
BancFirst Corp.	72,892	7,430,610
Bank of Hawaii Corp.	168,182	13,567,242
Bank of Marin Bancorp	59,112	2,121,530
Bank OZK	466,209	21,515,545
BankUnited, Inc.	326,508	11,989,374
Banner Corp.	142,922	10,093,152
Berkshire Hills Bancorp, Inc.	191,232	5,962,614
Brookline Bancorp, Inc.	321,019	4,564,890
Byline Bancorp, Inc.	93,286	2,125,988
Cadence Bank	764,798	22,056,774
Camden National Corp.	61,298	2,683,626
Capitol Federal Financial, Inc.	539,931	4,519,222
Cathay General Bancorp	311,980	14,497,711
SECURITY	NUMBER OF SHARES	VALUE ($)
Central Pacific Financial Corp.	114,630	2,429,010
City Holding Co.	62,428	6,362,662
Columbia Banking System, Inc.	330,021	11,240,515
Columbia Financial, Inc. *	139,192	3,073,359
Community Bank System, Inc.	224,879	14,648,618
Community Trust Bancorp, Inc.	63,652	3,049,567
ConnectOne Bancorp, Inc.	147,983	3,883,074
CrossFirst Bankshares, Inc. *	177,876	2,467,140
Customers Bancorp, Inc. *	127,373	4,110,327
CVB Financial Corp.	551,097	15,805,462
Dime Community Bancshares, Inc.	135,627	4,837,815
Eagle Bancorp, Inc.	134,774	6,355,942
Eastern Bankshares, Inc.	681,202	13,358,371
Enact Holdings, Inc.	123,123	3,053,450
Enterprise Financial Services Corp.	155,675	8,148,030
Essent Group Ltd.	451,011	18,081,031
F.N.B. Corp.	1,471,424	20,747,078
FB Financial Corp.	147,647	6,320,768
Federal Agricultural Mortgage Corp., Class C	41,046	5,165,639
Financial Institutions, Inc.	63,544	1,608,934
First BanCorp	787,078	12,105,260
First Bancorp/Southern Pines NC	149,838	7,286,622
First Busey Corp.	214,404	5,589,512
First Commonwealth Financial Corp.	390,087	5,742,081
First Community Bankshares, Inc.	59,892	2,213,009
First Financial Bancorp	396,730	10,485,574
First Financial Bankshares, Inc.	543,814	20,093,927
First Financial Corp.	45,814	2,202,279
First Foundation, Inc.	212,217	2,973,160
First Hawaiian, Inc.	534,495	14,190,842
First Interstate BancSystem, Inc., Class A	380,272	16,587,465
First Merchants Corp.	249,564	11,033,224
First Mid Bancshares, Inc.	72,881	2,525,327
Flagstar Bancorp, Inc.	222,830	8,365,038
Flushing Financial Corp.	120,116	2,505,620
Fulton Financial Corp.	701,751	13,045,551
German American Bancorp, Inc.	115,747	4,613,675
Glacier Bancorp, Inc.	464,093	26,870,985
Great Southern Bancorp, Inc.	38,671	2,422,738
Hancock Whitney Corp.	359,506	19,715,309
Hanmi Financial Corp.	127,569	3,450,741
HarborOne Bancorp, Inc.	182,654	2,672,228
Heartland Financial USA, Inc.	157,974	7,707,551
Heritage Commerce Corp.	254,539	3,616,999
Heritage Financial Corp.	146,952	4,834,721
Hilltop Holdings, Inc.	192,902	5,748,480
Home BancShares, Inc.	799,712	20,352,670
HomeStreet, Inc.	74,980	2,046,954
Hope Bancorp, Inc.	501,105	6,825,050
Horizon Bancorp, Inc.	162,565	2,643,307
Independent Bank Corp.	192,248	17,402,289
Independent Bank Group, Inc.	148,576	9,797,101
International Bancshares Corp.	221,961	11,692,906
Kearny Financial Corp.	288,568	2,790,453

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Lakeland Bancorp, Inc.	271,058	5,063,363
Lakeland Financial Corp.	106,065	8,374,892
Live Oak Bancshares, Inc.	137,814	4,596,097
Luther Burbank Corp.	42,381	502,639
Mercantile Bank Corp.	60,504	2,106,144
Merchants Bancorp	106,504	2,725,437
Metrocity Bankshares, Inc.	75,952	1,708,920
MGIC Investment Corp.	1,269,701	17,432,995
Midland States Bancorp, Inc.	93,076	2,504,675
Mr Cooper Group, Inc. *	299,597	13,529,801
National Bank Holdings Corp., Class A	125,719	5,847,191
NBT Bancorp, Inc.	179,203	8,272,010
New York Community Bancorp, Inc.	1,952,332	18,254,304
Nicolet Bankshares, Inc. *	51,074	4,224,841
NMI Holdings, Inc., Class A *	354,815	7,639,167
Northfield Bancorp, Inc.	178,166	2,841,748
Northwest Bancshares, Inc.	531,544	8,127,308
OceanFirst Financial Corp.	247,102	5,772,303
OFG Bancorp	198,606	5,753,616
Old National Bancorp	1,227,832	23,463,870
Origin Bancorp, Inc.	121,622	4,976,772
Pacific Premier Bancorp, Inc.	397,692	14,694,719
PacWest Bancorp	494,057	12,904,769
Park National Corp.	60,567	9,165,604
Pathward Financial, Inc.	121,539	5,290,593
Peapack-Gladstone Financial Corp.	67,964	2,801,476
PennyMac Financial Services, Inc.	131,915	7,870,049
Peoples Bancorp, Inc.	118,587	3,557,610
Pinnacle Financial Partners, Inc.	320,124	26,855,202
Popular, Inc.	314,215	22,943,979
Preferred Bank	57,047	4,312,183
Premier Financial Corp.	148,858	4,343,676
Prosperity Bancshares, Inc.	382,067	28,872,803
Provident Financial Services, Inc.	314,910	7,094,922
QCR Holdings, Inc.	71,434	3,758,143
Radian Group, Inc.	677,371	13,256,150
Renasant Corp.	234,396	9,556,325
Republic Bancorp, Inc., Class A	37,126	1,636,143
Rocket Cos., Inc., Class A (a)	484,347	4,020,080
S&T Bancorp, Inc.	163,552	6,120,116
Sandy Spring Bancorp, Inc.	187,167	6,517,155
Seacoast Banking Corp. of Florida	257,096	8,838,960
ServisFirst Bancshares, Inc.	204,724	15,522,174
Silvergate Capital Corp., Class A *(a)	132,293	3,628,797
Simmons First National Corp., Class A	537,903	12,484,729
Southside Bancshares, Inc.	127,832	4,645,415
SouthState Corp.	316,894	27,839,138
Stellar Bancorp, Inc.	188,339	6,367,742
Stock Yards Bancorp, Inc.	122,308	9,053,238
Synovus Financial Corp.	609,255	25,667,913
Texas Capital Bancshares, Inc. *	209,421	12,563,166
TFS Financial Corp.	199,787	2,727,093
The Bancorp, Inc. *	237,237	7,109,993
The First Bancshares, Inc.	100,823	3,447,138
The First of Long Island Corp.	89,987	1,750,247
Tompkins Financial Corp.	52,962	4,424,445
Towne Bank	277,302	8,956,855
TriCo Bancshares	139,837	7,621,117
Triumph Bancorp, Inc. *	95,916	5,731,940
TrustCo Bank Corp.	80,017	3,107,860
Trustmark Corp.	256,263	9,374,101
UMB Financial Corp.	182,014	15,565,837
Umpqua Holdings Corp.	909,888	18,443,430
United Bankshares, Inc.	564,351	24,205,014
United Community Banks, Inc.	444,502	17,322,243
Univest Financial Corp.	123,169	3,474,598
UWM Holdings Corp. (a)	383,772	1,707,785
SECURITY	NUMBER OF SHARES	VALUE ($)
Valley National Bancorp	1,762,098	22,308,161
Veritex Holdings, Inc.	226,730	7,405,002
Walker & Dunlop, Inc.	128,705	11,494,644
Washington Federal, Inc.	274,410	9,678,441
Washington Trust Bancorp, Inc.	71,967	3,581,078
Waterstone Financial, Inc.	88,132	1,476,211
WesBanco, Inc.	249,724	10,101,336
Westamerica BanCorp	112,997	6,977,565
Wintrust Financial Corp.	254,496	23,268,569
WSFS Financial Corp.	265,948	12,901,138
		1,350,599,003

Capital Goods 11.4%
3D Systems Corp. *	544,587	5,522,112
AAON, Inc.	176,008	13,950,394
AAR Corp. *	140,464	6,540,004
Aerojet Rocketdyne Holdings, Inc. *	317,032	16,485,664
AeroVironment, Inc. *	104,567	9,619,118
Air Lease Corp.	431,388	16,660,205
Alamo Group, Inc.	43,239	6,507,469
Albany International Corp., Class A	130,297	13,208,207
Allison Transmission Holdings, Inc.	403,411	18,072,813
Altra Industrial Motion Corp.	272,928	15,999,039
Ameresco, Inc., Class A *	142,051	9,307,181
American Woodmark Corp. *	69,602	3,772,428
API Group Corp. *	842,953	16,201,557
Apogee Enterprises, Inc.	92,802	4,477,696
Applied Industrial Technologies, Inc.	161,059	21,338,707
Archer Aviation, Inc., Class A *	578,392	1,451,764
Arcosa, Inc.	202,509	12,373,300
Argan, Inc.	60,033	2,278,252
Armstrong World Industries, Inc.	194,451	14,858,001
Array Technologies, Inc. *	586,465	12,280,577
Astec Industries, Inc.	95,874	4,241,466
Astra Space, Inc. *	600,222	296,570
Atkore, Inc. *	173,165	21,152,105
AZZ, Inc.	103,612	4,313,368
Babcock & Wilcox Enterprises, Inc. *	308,598	1,407,207
Barnes Group, Inc.	211,918	9,025,588
Beacon Roofing Supply, Inc. *	212,261	12,393,920
Berkshire Grey, Inc. *(a)	208,488	197,918
Blink Charging Co. *(a)	171,074	2,374,507
Bloom Energy Corp., Class A *	739,926	15,753,025
Boise Cascade Co.	165,385	12,245,105
BWX Technologies, Inc.	382,427	23,285,980
ChargePoint Holdings, Inc. *(a)	1,089,170	13,527,491
Chart Industries, Inc. *	150,163	21,471,807
CIRCOR International, Inc. *	85,667	2,360,126
Columbus McKinnon Corp.	120,167	3,872,982
Comfort Systems USA, Inc.	149,779	18,985,986
Construction Partners, Inc., Class A *	172,159	4,923,747
Core & Main, Inc., Class A *	303,111	6,304,709
Crane Holdings Co.	199,544	21,139,691
CSW Industrials, Inc.	64,535	7,805,508
Curtiss-Wright Corp.	160,776	28,401,080
Custom Truck One Source, Inc. *	257,121	1,758,708
Desktop Metal, Inc., Class A *(a)	983,672	2,016,528
Douglas Dynamics, Inc.	96,147	3,742,041
DXP Enterprises, Inc. *	65,643	1,695,559
Dycom Industries, Inc. *	123,589	11,263,901
EMCOR Group, Inc.	206,923	32,052,373
Encore Wire Corp.	80,179	11,714,954
Energy Recovery, Inc. *	233,016	5,401,311
Energy Vault Holdings, Inc. *(a)	278,391	1,041,182
Enerpac Tool Group Corp.	242,924	6,082,817
EnerSys	170,357	12,875,582
Enovix Corp. *	458,811	5,987,484
EnPro Industries, Inc.	86,992	10,334,650

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Esab Corp.	216,318	10,240,494
ESCO Technologies, Inc.	108,162	10,168,310
ESS Tech, Inc. *(a)	228,035	734,273
Evoqua Water Technologies Corp. *	508,964	22,134,844
Federal Signal Corp.	254,082	12,345,844
Flowserve Corp.	547,847	17,180,482
Fluence Energy, Inc. *	153,999	2,645,703
Fluor Corp. *	595,416	20,011,932
Franklin Electric Co., Inc.	162,573	13,542,331
FTC Solar, Inc. *	139,248	295,206
FuelCell Energy, Inc. *	1,627,178	5,630,036
Gates Industrial Corp. plc *	425,139	4,940,115
GATX Corp.	147,821	16,666,818
Gibraltar Industries, Inc. *	132,859	6,723,994
Global Industrial Co.	68,826	1,693,808
GMS, Inc. *	178,328	8,755,905
GrafTech International Ltd.	806,725	4,356,315
Granite Construction, Inc.	184,209	6,635,208
Great Lakes Dredge & Dock Corp. *	279,177	2,043,576
Griffon Corp.	198,887	7,022,700
H&E Equipment Services, Inc.	140,673	5,898,419
Hayward Holdings, Inc. *	424,886	4,057,661
Heliogen, Inc. *(a)	420,164	478,987
Helios Technologies, Inc.	136,342	7,190,677
Herc Holdings, Inc.	106,524	13,653,181
Hexcel Corp.	352,103	21,108,575
Hillenbrand, Inc.	290,951	14,547,550
Hillman Solutions Corp. *	504,796	4,018,176
Hyliion Holdings Corp. *(a)	512,343	1,547,276
Hyster-Yale Materials Handling, Inc.	42,327	1,239,335
Hyzon Motors, Inc. *(a)	359,747	582,790
IES Holdings, Inc. *	35,432	1,198,310
Insteel Industries, Inc.	82,219	2,424,638
ITT, Inc.	346,412	29,278,742
Janus International Group, Inc. *	332,336	3,639,079
JELD-WEN Holding, Inc. *	353,404	3,654,197
John Bean Technologies Corp.	133,285	12,243,560
Kadant, Inc.	48,773	9,415,140
Kaman Corp.	117,397	2,391,377
Kennametal, Inc.	340,517	8,996,459
Kratos Defense & Security Solutions, Inc. *	528,416	5,030,520
Lindsay Corp.	45,860	8,093,831
Markforged Holding Corp. *	367,314	418,738
Masonite International Corp. *	93,402	7,030,369
MasTec, Inc. *	247,149	22,448,544
Maxar Technologies, Inc.	311,347	7,534,597
McGrath RentCorp	101,957	10,004,021
MDU Resources Group, Inc.	851,628	26,817,766
Mercury Systems, Inc. *	241,673	12,281,822
Microvast Holdings, Inc. *(a)	777,756	1,703,286
Moog, Inc., Class A	121,087	10,538,202
MRC Global, Inc. *	350,806	4,125,479
MSC Industrial Direct Co., Inc., Class A	198,315	17,021,376
Mueller Industries, Inc.	237,575	16,338,033
Mueller Water Products, Inc., Class A	656,777	7,658,020
MYR Group, Inc. *	69,899	6,677,451
National Presto Industries, Inc.	21,503	1,486,287
Nikola Corp. *(a)	1,350,148	3,537,388
NOW, Inc. *	463,067	5,779,076
NV5 Global, Inc. *	52,004	7,515,098
nVent Electric plc	697,640	27,912,576
Omega Flex, Inc.	12,867	1,236,647
Oshkosh Corp.	274,003	25,227,456
Parsons Corp. *	139,238	6,892,281
PGT Innovations, Inc. *	250,260	4,952,645
Primoris Services Corp.	222,761	4,755,947
Proterra, Inc. *	808,528	4,479,245
SECURITY	NUMBER OF SHARES	VALUE ($)
Proto Labs, Inc. *	115,132	3,053,301
Quanex Building Products Corp.	140,013	3,328,109
RBC Bearings, Inc. *	121,142	28,707,020
Resideo Technologies, Inc. *	609,812	9,878,954
REV Group, Inc.	137,093	1,904,222
Rocket Lab USA, Inc. *	904,728	3,790,810
Rush Enterprises, Inc., Class A	179,569	9,253,191
Rush Enterprises, Inc., Class B	31,217	1,654,189
Sarcos Technology and Robotics Corp. *(a)	327,355	381,369
SES AI Corp. *(a)	600,103	3,036,521
Shoals Technologies Group, Inc., Class A *	443,111	12,836,926
Simpson Manufacturing Co., Inc.	180,902	16,832,931
SiteOne Landscape Supply, Inc. *	188,792	23,699,060
Spirit AeroSystems Holdings, Inc., Class A	440,644	11,549,279
SPX Technologies, Inc. *	189,473	12,675,744
Standex International Corp.	50,024	5,255,021
Stem, Inc. *	606,891	7,932,065
SunPower Corp. *	357,618	8,672,236
Sunrun, Inc. *	888,488	28,946,939
Tecnoglass, Inc.	84,677	2,455,633
Tennant Co.	77,681	4,935,074
Terex Corp.	284,405	13,057,034
Terran Orbital Corp. *(a)	240,113	566,667
The AZEK Co., Inc. *	458,277	8,863,077
The Gorman-Rupp Co.	95,656	2,647,758
The Greenbrier Cos., Inc.	136,527	5,241,272
The Manitowoc Co., Inc. *	145,844	1,432,188
The Shyft Group, Inc.	135,631	3,327,028
The Timken Co.	280,043	21,277,667
Thermon Group Holdings, Inc. *	141,212	2,868,016
Titan International, Inc. *	213,884	3,064,958
Titan Machinery, Inc. *	84,433	3,717,585
TPI Composites, Inc. *	156,226	1,887,210
Trinity Industries, Inc.	343,010	10,506,396
Triton International Ltd.	259,885	17,534,441
Triumph Group, Inc. *	273,642	3,133,201
Tutor Perini Corp. *	176,486	1,261,875
UFP Industries, Inc.	257,989	21,118,980
Univar Solutions, Inc. *	698,878	23,153,828
V2X, Inc. *	45,363	1,833,119
Valmont Industries, Inc.	89,405	30,277,897
Velo3D, Inc. *(a)	252,950	513,488
Veritiv Corp.	58,613	7,885,793
Vertiv Holdings Co.	1,262,704	17,488,450
Vicor Corp. *	93,516	5,048,929
View, Inc. *(a)	318,079	445,311
Virgin Galactic Holdings, Inc. *(a)	940,709	4,788,209
Wabash National Corp.	203,581	5,103,776
Watts Water Technologies, Inc., Class A	114,399	18,126,522
WESCO International, Inc. *	187,245	24,139,625
Zurn Water Solutions Corp.	610,435	14,778,631
		1,617,047,713

Commercial & Professional Services 4.0%
ABM Industries, Inc.	279,737	13,197,992
ACCO Brands Corp.	390,755	2,176,505
Alight, Inc., Class A *	1,129,799	9,750,165
ASGN, Inc. *	210,404	19,062,602
Aurora Innovation, Inc. *	1,518,525	1,913,342
Barrett Business Services, Inc.	29,824	2,932,594
BlackSky Technology, Inc. *(a)	295,860	494,086
Brady Corp., Class A	195,333	9,356,451
BrightView Holdings, Inc. *	158,074	1,089,130
CACI International, Inc., Class A *	98,174	30,659,740

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Casella Waste Systems, Inc., Class A *	212,433	18,288,357
CBIZ, Inc. *	214,883	10,668,941
Cimpress plc *	82,804	2,450,170
Clean Harbors, Inc. *	210,663	25,279,560
CoreCivic, Inc. *	491,654	6,529,165
Deluxe Corp.	180,942	3,499,418
Driven Brands Holdings, Inc. *	231,639	7,044,142
Ennis, Inc.	107,030	2,486,307
Exponent, Inc.	214,189	22,149,284
First Advantage Corp. *	244,342	3,249,749
FiscalNote Holdings, Inc. *(a)	297,063	1,809,114
Forrester Research, Inc. *	47,230	1,661,551
Franklin Covey Co. *	50,740	2,636,450
FTI Consulting, Inc. *	144,851	25,033,150
Harsco Corp. *	334,834	2,504,558
Healthcare Services Group, Inc.	310,200	4,327,290
Heidrick & Struggles International, Inc.	83,156	2,469,733
Heritage-Crystal Clean, Inc. *	66,140	2,090,024
HireRight Holdings Corp. *	79,032	1,001,335
HNI Corp.	172,720	5,008,880
Huron Consulting Group, Inc. *	87,313	6,798,190
IAA, Inc. *	560,277	20,937,551
ICF International, Inc.	70,942	7,687,985
Insperity, Inc.	149,669	17,743,260
Interface, Inc.	247,313	2,678,400
KAR Auction Services, Inc. *	486,272	6,681,377
KBR, Inc.	582,957	30,121,388
Kelly Services, Inc., Class A	145,824	2,477,550
Kforce, Inc.	83,122	4,910,017
Korn Ferry	228,634	13,038,997
LegalZoom.com, Inc. *	407,301	3,604,614
ManpowerGroup, Inc.	216,734	18,968,560
Matthews International Corp., Class A	128,507	4,068,532
MillerKnoll, Inc.	318,459	6,493,379
Montrose Environmental Group, Inc. *	114,259	5,274,195
MSA Safety, Inc.	154,097	21,729,218
Pitney Bowes, Inc.	682,530	2,607,265
Planet Labs PBC *	798,831	4,321,676
Resources Connection, Inc.	133,935	2,584,946
Science Applications International Corp.	233,140	25,671,045
SP Plus Corp. *	97,621	3,405,997
Steelcase, Inc., Class A	388,137	3,077,926
Stericycle, Inc. *	386,284	20,136,985
Sterling Check Corp. *	95,828	1,393,339
Tetra Tech, Inc.	223,502	34,551,174
The Brink's Co.	197,926	11,826,079
The GEO Group, Inc. *	519,001	6,134,592
TriNet Group, Inc. *	153,517	11,125,377
TrueBlue, Inc. *	137,002	2,956,503
UniFirst Corp.	63,293	12,263,652
Upwork, Inc. *	498,066	6,101,309
Viad Corp. *	86,623	2,564,907
VSE Corp.	43,448	2,130,690
		566,886,460

Consumer Durables & Apparel 3.7%
Acushnet Holdings Corp.	137,420	6,245,739
AMMO, Inc. *(a)	362,467	775,679
Beazer Homes USA, Inc. *	121,855	1,663,321
Brunswick Corp.	311,621	23,122,278
Capri Holdings Ltd. *	578,008	33,148,759
Carter's, Inc.	163,291	11,926,775
SECURITY	NUMBER OF SHARES	VALUE ($)
Cavco Industries, Inc. *	34,654	7,957,598
Century Communities, Inc.	119,918	5,775,251
Columbia Sportswear Co.	148,327	13,288,616
Crocs, Inc. *	258,385	26,096,885
Dream Finders Homes, Inc., Class A *(a)	87,252	858,560
Ethan Allen Interiors, Inc.	95,772	2,724,713
Fossil Group, Inc. *	201,730	962,252
G-III Apparel Group Ltd. *	182,297	3,943,084
GoPro, Inc., Class A *	544,339	2,982,978
Green Brick Partners, Inc. *	114,420	2,766,676
Hanesbrands, Inc.	1,462,276	9,826,495
Helen of Troy Ltd. *	100,545	9,907,704
Installed Building Products, Inc.	98,539	8,368,917
iRobot Corp. *	114,257	5,951,647
Johnson Outdoors, Inc., Class A	23,482	1,328,142
KB Home	354,389	11,124,271
Kontoor Brands, Inc.	206,566	8,975,293
Latham Group, Inc. *	174,761	602,925
La-Z-Boy, Inc.	181,596	4,944,859
Levi Strauss & Co., Class A	415,219	6,863,570
LGI Homes, Inc. *	85,820	8,525,359
M.D.C. Holdings, Inc.	238,635	7,738,933
M/I Homes, Inc. *	116,020	5,241,784
Malibu Boats, Inc., Class A *	85,836	4,953,596
Mattel, Inc. *	1,479,046	26,963,009
Meritage Homes Corp. *	153,199	13,237,926
Movado Group, Inc.	67,660	2,177,975
Oxford Industries, Inc.	62,855	7,093,815
Peloton Interactive, Inc., Class A *	1,287,921	14,656,541
Purple Innovation, Inc. *	171,339	865,262
PVH Corp.	280,715	18,858,434
Ralph Lauren Corp.	179,649	20,321,895
Skechers U.S.A., Inc., Class A *	565,415	23,843,550
Skyline Champion Corp. *	221,489	11,515,213
Smith & Wesson Brands, Inc.	193,212	2,274,105
Snap One Holdings Corp. *	72,348	586,742
Solo Brands, Inc., Class A *(a)	89,416	388,960
Sonos, Inc. *	532,984	9,343,209
Steven Madden Ltd.	310,581	10,727,468
Sturm Ruger & Co., Inc.	74,011	4,065,424
Taylor Morrison Home Corp. *	475,905	14,462,753
Tempur Sealy International, Inc.	722,098	22,941,053
TopBuild Corp. *	135,580	20,890,166
Topgolf Callaway Brands Corp. *	581,012	12,172,201
Traeger, Inc. *(a)	235,280	752,896
Tri Pointe Homes, Inc. *	426,257	7,860,179
Tupperware Brands Corp. *	160,346	742,402
Under Armour, Inc., Class A *	787,989	7,879,890
Under Armour, Inc., Class C *	838,428	7,311,092
Universal Electronics, Inc. *	49,809	1,089,323
Vista Outdoor, Inc. *	237,408	6,640,302
Vizio Holding Corp., Class A *	235,776	2,426,135
Wolverine World Wide, Inc.	328,835	3,682,952
YETI Holdings, Inc. *	361,091	16,209,375
		530,572,906

Consumer Services 4.2%
2U, Inc. *	328,155	2,635,085
Accel Entertainment, Inc. *	235,928	2,017,184
Adtalem Global Education, Inc. *	189,411	7,879,498
Bally's Corp. *(a)	116,951	2,923,775
BJ's Restaurants, Inc. *	98,619	3,163,698
Bloomin' Brands, Inc.	374,042	8,423,426
Bowlero Corp. *(a)	145,427	2,030,161
Boyd Gaming Corp.	339,823	20,841,345
Bright Horizons Family Solutions, Inc. *	242,273	17,976,657

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Brinker International, Inc. *	183,196	6,127,906
Carriage Services, Inc.	54,216	1,363,532
Chegg, Inc. *	529,516	15,800,757
Choice Hotels International, Inc.	121,559	14,978,500
Churchill Downs, Inc.	139,050	30,863,538
Chuy's Holdings, Inc. *	79,583	2,521,985
Coursera, Inc. *	353,797	4,931,930
Cracker Barrel Old Country Store, Inc.	95,233	10,932,748
Dave & Buster's Entertainment, Inc. *	178,760	7,089,622
Denny's Corp. *	243,989	3,059,622
Dine Brands Global, Inc.	65,421	4,879,752
Duolingo, Inc. *	103,647	7,221,087
Dutch Bros, Inc., Class A *(a)	107,725	4,065,542
El Pollo Loco Holdings, Inc.	80,857	881,341
Everi Holdings, Inc. *	376,866	6,301,200
First Watch Restaurant Group, Inc. *	48,355	758,206
Frontdoor, Inc. *	341,512	7,981,135
Golden Entertainment, Inc. *	91,885	4,071,424
Graham Holdings Co., Class B	16,206	10,431,478
Grand Canyon Education, Inc. *	133,871	15,136,794
H&R Block, Inc.	669,185	29,250,076
Hilton Grand Vacations, Inc. *	340,490	14,988,370
Hyatt Hotels Corp., Class A *	209,927	21,059,877
Jack in the Box, Inc.	88,257	6,380,981
Krispy Kreme, Inc.	280,602	4,326,883
Laureate Education, Inc.	564,400	5,914,912
Life Time Group Holdings, Inc. *	236,871	3,039,055
Lindblad Expeditions Holdings, Inc. *	138,599	1,258,479
Marriott Vacations Worldwide Corp.	164,513	24,509,147
Mister Car Wash, Inc. *(a)	331,936	3,399,025
Monarch Casino & Resort, Inc. *	55,424	4,702,726
OneSpaWorld Holdings Ltd. *	248,865	2,481,184
Papa John's International, Inc.	134,875	11,229,693
Penn Entertainment, Inc. *	664,995	23,401,174
Perdoceo Education Corp. *	284,589	4,083,852
Planet Fitness, Inc., Class A *	352,837	27,648,307
Playa Hotels & Resorts N.V. *	564,416	3,471,158
Portillo's, Inc., Class A *	153,118	3,091,452
Red Rock Resorts, Inc., Class A	207,611	9,354,952
Rover Group, Inc. *(a)	411,019	1,981,112
Rush Street Interactive, Inc. *	235,851	832,554
Ruth's Hospitality Group, Inc.	129,804	2,272,868
Scientific Games Corp. *	395,409	25,610,641
SeaWorld Entertainment, Inc. *	175,320	10,003,759
Shake Shack, Inc., Class A *	156,068	8,209,177
Six Flags Entertainment Corp. *	310,752	7,486,016
Sonder Holdings, Inc. *	586,005	1,037,229
Strategic Education, Inc.	94,154	7,701,797
Stride, Inc. *	169,935	6,017,398
Sweetgreen, Inc., Class A *(a)	312,834	4,482,911
Target Hospitality Corp. *(a)	100,746	1,456,787
Texas Roadhouse, Inc.	279,888	27,798,476
The Cheesecake Factory, Inc.	203,758	7,139,680
The Wendy's Co.	713,374	16,093,717
Travel & Leisure Co.	351,452	13,660,939
Udemy, Inc. *	271,372	3,850,769
Vacasa, Inc., Class A *(a)	338,403	531,293
Vivint Smart Home, Inc. *	185,244	1,719,064
Wingstop, Inc.	125,378	20,751,313
WW International, Inc. *	221,742	915,795
		600,433,526

Diversified Financials 4.6%
Affiliated Managers Group, Inc.	160,140	25,689,659
Alerus Financial Corp.	72,110	1,706,123
Apollo Commercial Real Estate Finance, Inc.	540,601	6,681,828
SECURITY	NUMBER OF SHARES	VALUE ($)
Arbor Realty Trust, Inc.	712,270	10,598,578
ARMOUR Residential REIT, Inc. (a)	483,324	2,841,945
Artisan Partners Asset Management, Inc., Class A	282,056	9,784,523
Assetmark Financial Holdings, Inc. *	90,572	2,251,620
B. Riley Financial, Inc.	66,568	2,923,667
BGC Partners, Inc., Class A	1,367,562	5,894,192
Blackstone Mortgage Trust, Inc., Class A	712,949	18,016,221
Blucora, Inc. *	199,863	5,006,568
Blue Owl Capital, Inc.	1,411,278	15,947,441
Bread Financial Holdings, Inc.	209,046	8,577,157
Brightsphere Investment Group, Inc.	136,168	2,772,380
BrightSpire Capital, Inc., Class A	399,129	2,849,781
Broadmark Realty Capital, Inc.	558,648	2,273,697
Cannae Holdings, Inc. *	313,248	7,257,956
Chimera Investment Corp.	975,207	6,680,168
Claros Mortgage Trust, Inc. (a)	514,733	8,894,586
Cohen & Steers, Inc.	104,170	6,901,263
Cowen, Inc., Class A	109,869	4,247,536
Curo Group Holdings Corp.	91,160	325,441
Diamond Hill Investment Group, Inc.	13,200	2,349,072
Donnelley Financial Solutions, Inc. *	106,976	4,084,344
Dynex Capital, Inc.	187,883	2,461,267
Ellington Financial, Inc.	238,289	3,250,262
Encore Capital Group, Inc. *	99,816	5,030,726
Enova International, Inc. *	133,860	5,399,912
Evercore, Inc., Class A	151,010	17,393,332
Federated Hermes, Inc.	354,598	13,460,540
FirstCash Holdings, Inc.	159,530	14,973,486
Focus Financial Partners, Inc., Class A *	240,948	9,194,576
Forge Global Holdings, Inc. *(a)	427,207	589,546
Franklin BSP Realty Trust, Inc.	350,857	5,122,512
Granite Point Mortgage Trust, Inc.	217,090	1,391,547
Green Dot Corp., Class A *	200,221	4,080,504
Hamilton Lane, Inc., Class A	146,571	10,828,666
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	367,041	11,906,810
Houlihan Lokey, Inc.	208,135	20,470,077
Interactive Brokers Group, Inc., Class A	431,067	34,614,680
Invesco Mortgage Capital, Inc. (a)	140,450	1,844,109
Jackson Financial, Inc., Class A	251,944	9,410,108
Janus Henderson Group plc	554,886	14,033,067
KKR Real Estate Finance Trust, Inc.	243,428	4,028,733
Ladder Capital Corp.	472,049	5,239,744
Lazard Ltd., Class A	472,326	17,291,855
LendingClub Corp. *	432,952	4,463,735
LendingTree, Inc. *	44,981	1,077,295
MFA Financial, Inc.	380,136	4,249,921
Moelis & Co., Class A	268,673	11,612,047
Moneylion, Inc. *	483,087	360,673
Navient Corp.	463,513	7,680,410
Nelnet, Inc., Class A	75,718	7,461,252
NerdWallet, Inc., Class A *(a)	130,708	1,659,992
New York Mortgage Trust, Inc.	1,581,940	4,445,251
OneMain Holdings, Inc.	518,498	20,408,081
Open Lending Corp., Class A *	438,006	3,096,702
PennyMac Mortgage Investment Trust	378,631	5,781,695
Piper Sandler Cos.	57,554	8,268,208
PJT Partners, Inc., Class A	101,494	7,816,053
PRA Group, Inc. *	163,961	5,636,979
PROG Holdings, Inc. *	211,662	4,167,625
Ready Capital Corp.	425,883	5,706,832
Redwood Trust, Inc.	490,455	3,874,595
Rithm Capital Corp.	1,955,993	17,701,737

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Robinhood Markets, Inc., Class A *	2,114,030	20,273,548
SLM Corp.	1,053,529	18,394,616
StepStone Group, Inc., Class A	199,994	5,995,820
Stifel Financial Corp.	444,524	28,560,667
StoneX Group, Inc. *	72,319	7,338,209
TPG RE Finance Trust, Inc.	257,463	1,907,801
TPG, Inc.	214,312	7,136,590
Tradeweb Markets, Inc., Class A	450,175	27,667,756
Two Harbors Investment Corp.	359,708	5,899,211
Upstart Holdings, Inc. *(a)	293,346	5,734,914
Victory Capital Holdings, Inc., Class A	114,930	3,332,970
Virtu Financial, Inc., Class A	400,818	8,890,143
Virtus Investment Partners, Inc.	28,564	5,539,702
WisdomTree Investments, Inc.	469,576	2,615,538
World Acceptance Corp. *	15,079	1,069,252
		652,397,625

Energy 5.8%
Antero Midstream Corp.	1,403,168	15,897,893
Arch Resources, Inc. (a)	77,836	12,045,121
Archaea Energy, Inc. *	306,759	7,957,328
Archrock, Inc.	560,473	4,881,720
Brigham Minerals, Inc., Class A	225,449	7,987,658
Bristow Group, Inc. *	98,611	2,563,886
Cactus, Inc., Class A	254,223	13,827,189
California Resources Corp.	316,180	14,348,248
Callon Petroleum Co. *	215,036	9,014,309
ChampionX Corp.	849,843	26,209,158
Chord Energy Corp.	173,614	26,481,343
Civitas Resources, Inc.	217,338	14,639,888
Clean Energy Fuels Corp. *	734,485	4,965,119
CNX Resources Corp. *	794,731	13,804,478
Comstock Resources, Inc.	381,188	6,994,800
CONSOL Energy, Inc.	137,609	10,657,817
Core Laboratories N.V.	194,347	4,213,443
CVR Energy, Inc.	121,937	4,493,378
Delek US Holdings, Inc.	297,178	9,206,574
Denbury, Inc. *	208,369	18,703,201
Diamond Offshore Drilling, Inc. *	425,071	4,067,929
DMC Global, Inc. *	76,859	1,413,437
Dril-Quip, Inc. *	143,752	3,383,922
DT Midstream, Inc. *	405,162	24,443,423
Earthstone Energy, Inc., Class A *	158,626	2,512,636
Enviva, Inc.	128,266	7,279,096
Equitrans Midstream Corp.	1,816,740	15,242,449
Excelerate Energy, Inc., Class A	71,846	2,037,553
Expro Group Holdings N.V. *	286,553	4,977,426
Green Plains, Inc. *	243,490	8,415,014
Gulfport Energy Corp. *	48,552	3,937,082
Helix Energy Solutions Group, Inc. *	599,910	3,827,426
Helmerich & Payne, Inc.	441,419	22,547,683
HighPeak Energy, Inc. (a)	54,319	1,302,570
International Seaways, Inc.	171,032	7,368,059
Kinetik Holdings, Inc.	81,760	2,782,293
Kosmos Energy Ltd. *	1,909,582	12,698,720
Laredo Petroleum, Inc. *	71,490	4,563,207
Liberty Energy, Inc. *	666,331	11,014,451
Magnolia Oil & Gas Corp., Class A	704,068	18,362,093
Matador Resources Co.	469,853	31,179,445
Murphy Oil Corp.	611,940	28,883,568
Nabors Industries Ltd. *	37,450	5,929,459
NexTier Oilfield Solutions, Inc. *	666,664	6,793,306
Noble Corp. plc *	420,856	15,626,383
Northern Oil and Gas, Inc.	288,158	10,486,070
NOV, Inc.	1,646,502	36,980,435
Oceaneering International, Inc. *	419,855	6,377,597
Par Pacific Holdings, Inc. *	231,619	5,426,833
Patterson-UTI Energy, Inc.	907,662	16,292,533
SECURITY	NUMBER OF SHARES	VALUE ($)
PBF Energy, Inc., Class A	476,648	18,956,291
PDC Energy, Inc.	403,779	30,008,855
Peabody Energy Corp. *	487,969	15,585,730
Permian Resources Corp., Class A	848,362	8,619,358
ProFrac Holding Corp., Class A *	114,364	2,696,703
ProPetro Holding Corp. *	367,323	4,033,207
Range Resources Corp.	1,037,516	29,953,087
RPC, Inc.	349,766	3,238,833
SM Energy Co.	513,508	22,137,330
Southwestern Energy Co. *	4,671,285	32,325,292
Talos Energy, Inc. *	272,273	5,350,164
TechnipFMC plc *	1,895,298	23,501,695
Tellurian, Inc. *	2,150,740	5,785,491
Transocean Ltd. *	2,715,726	11,541,836
Uranium Energy Corp. *	1,400,147	5,432,570
US Silica Holdings, Inc. *	316,392	4,141,571
Valaris Ltd. *	252,004	16,634,784
Weatherford International plc *	268,424	11,649,602
World Fuel Services Corp.	259,670	7,387,612
		814,024,660

Food & Staples Retailing 1.1%
Casey's General Stores, Inc.	156,139	37,944,900
Grocery Outlet Holding Corp. *	369,425	11,182,495
Ingles Markets, Inc., Class A	60,056	6,071,662
Performance Food Group Co. *	649,765	39,622,670
PriceSmart, Inc.	105,115	7,467,369
Rite Aid Corp. *	230,613	1,169,208
SpartanNash Co.	151,017	4,960,908
Sprouts Farmers Market, Inc. *	449,926	15,445,959
The Andersons, Inc.	133,134	5,125,659
The Chefs' Warehouse, Inc. *	142,649	5,541,914
United Natural Foods, Inc. *	244,681	11,666,390
Weis Markets, Inc.	68,535	5,976,937
		152,176,071

Food, Beverage & Tobacco 1.9%
AppHarvest, Inc. *(a)	302,887	273,143
B&G Foods, Inc. (a)	299,611	3,978,834
Benson Hill, Inc. *	528,608	1,643,971
Beyond Meat, Inc. *(a)	253,341	3,696,245
BRC, Inc., Class A *(a)	148,286	906,027
Calavo Growers, Inc.	74,745	2,613,085
Cal-Maine Foods, Inc.	158,734	9,251,018
Celsius Holdings, Inc. *	168,177	18,724,827
Coca-Cola Consolidated, Inc.	19,286	9,484,855
Flowers Foods, Inc.	808,334	24,290,437
Fresh Del Monte Produce, Inc.	128,386	3,553,724
Freshpet, Inc. *	200,281	13,422,833
Hostess Brands, Inc. *	571,629	15,091,006
Ingredion, Inc.	274,278	26,871,016
J&J Snack Foods Corp.	62,596	10,266,996
John B Sanfilippo & Son, Inc. *	37,460	3,172,487
Lancaster Colony Corp.	83,057	17,204,427
MGP Ingredients, Inc.	64,537	8,070,997
Mission Produce, Inc. *	169,486	2,693,133
National Beverage Corp.	97,583	5,028,452
Pilgrim's Pride Corp. *	190,037	4,971,368
Seaboard Corp.	1,087	4,296,748
Sovos Brands, Inc. *	161,753	2,327,626
Tattooed Chef, Inc. *(a)	194,110	293,106
The Boston Beer Co., Inc., Class A *	39,870	15,324,832
The Duckhorn Portfolio, Inc. *	179,367	2,880,634
The Hain Celestial Group, Inc. *	376,932	7,063,706
The Simply Good Foods Co. *	357,173	14,251,203
The Vita Coco Co., Inc. *(a)	99,209	1,174,635
Tootsie Roll Industries, Inc.	74,704	3,357,945

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
TreeHouse Foods, Inc. *	211,701	10,464,380
Turning Point Brands, Inc.	64,270	1,415,225
Universal Corp.	102,772	5,848,755
Utz Brands, Inc.	277,256	5,284,499
Vector Group Ltd.	549,803	6,102,813
Vital Farms, Inc. *	111,327	1,588,636
		266,883,624

Health Care Equipment & Services 6.3%
1Life Healthcare, Inc. *	702,824	11,940,980
23andMe Holding Co., Class A *(a)	1,089,246	3,322,200
Acadia Healthcare Co., Inc. *	380,273	33,867,113
Accolade, Inc. *	260,334	2,298,749
AdaptHealth Corp. *	321,548	7,173,736
Addus HomeCare Corp. *	67,411	7,434,085
Agiliti, Inc. *	140,204	2,314,768
AirSculpt Technologies, Inc.	36,843	131,898
Alignment Healthcare, Inc. *	344,983	4,588,274
Allscripts Healthcare Solutions, Inc. *	464,468	8,797,024
Amedisys, Inc. *	135,703	12,361,186
American Well Corp., Class A *	1,007,424	3,677,098
AMN Healthcare Services, Inc. *	181,292	22,425,820
AngioDynamics, Inc. *	164,122	2,125,380
Apollo Medical Holdings, Inc. *	164,785	4,689,781
Artivion, Inc. *	167,117	2,137,426
AtriCure, Inc. *	194,245	8,849,802
Atrion Corp.	5,793	3,503,606
Avanos Medical, Inc. *	194,405	5,229,494
Aveanna Healthcare Holdings, Inc. *	200,305	135,907
AxoGen, Inc. *	178,561	1,955,243
Axonics, Inc. *	205,542	14,075,516
Bioventus, Inc., Class A *	130,295	254,075
Brookdale Senior Living, Inc. *	782,645	2,465,332
Butterfly Network, Inc. *(a)	604,441	1,952,344
Cano Health, Inc. *	725,548	1,378,541
Cardiovascular Systems, Inc. *	171,911	2,408,473
Castle Biosciences, Inc. *	104,005	2,453,478
Certara, Inc. *	443,027	7,522,598
Cerus Corp. *	744,986	2,979,944
Clover Health Investments Corp. *	1,374,352	1,800,401
Community Health Systems, Inc. *	519,405	1,781,559
Computer Programs & Systems, Inc. *	61,192	1,811,283
CONMED Corp.	127,795	10,587,816
CorVel Corp. *	38,577	5,901,124
Definitive Healthcare Corp. *	152,606	1,735,130
DocGo, Inc. *	338,516	2,488,093
Doximity, Inc., Class A *	463,296	15,747,431
Embecta Corp.	242,246	7,974,738
Enovis Corp. *	199,104	10,777,500
Envista Holdings Corp. *	684,293	23,348,077
Evolent Health, Inc., Class A *	349,666	10,066,884
Figs, Inc., Class A *	531,418	4,161,003
Fulgent Genetics, Inc. *	85,212	3,090,639
Glaukos Corp. *	199,443	9,288,061
Globus Medical, Inc., Class A *	322,694	23,843,860
GoodRx Holdings, Inc., Class A *	318,353	1,388,019
Haemonetics Corp. *	214,764	18,321,517
Health Catalyst, Inc. *	231,072	2,421,635
HealthEquity, Inc. *	353,286	22,426,595
HealthStream, Inc. *	101,789	2,585,441
Heska Corp. *	42,658	2,745,042
Hims & Hers Health, Inc. *	510,366	3,159,166
ICU Medical, Inc. *	84,086	13,389,014
Inari Medical, Inc. *	201,495	14,826,002
Innovage Holding Corp. *(a)	79,599	515,802
Inogen, Inc. *	94,768	2,115,222
Inspire Medical Systems, Inc. *	115,852	27,986,368
SECURITY	NUMBER OF SHARES	VALUE ($)
Integer Holdings Corp. *	138,529	10,295,475
Integra LifeSciences Holdings Corp. *	304,534	16,731,098
Invitae Corp. *(a)	935,540	2,778,554
iRhythm Technologies, Inc. *	125,941	13,733,866
Lantheus Holdings, Inc. *	287,905	17,873,142
LeMaitre Vascular, Inc.	80,742	3,782,763
LHC Group, Inc. *	129,926	21,231,208
LifeStance Health Group, Inc. *	394,457	2,007,786
LivaNova plc *	224,447	12,427,630
Meridian Bioscience, Inc. *	182,532	5,841,024
Merit Medical Systems, Inc. *	237,958	17,132,976
Mesa Laboratories, Inc.	21,004	3,553,247
ModivCare, Inc. *	52,810	4,066,370
Multiplan Corp. *	993,923	1,480,945
National HealthCare Corp.	57,062	3,517,302
National Research Corp.	59,449	2,303,054
Neogen Corp. *	905,095	14,988,373
Nevro Corp. *	148,433	6,933,305
NextGen Healthcare, Inc. *	230,487	4,794,130
NuVasive, Inc. *	217,659	8,453,876
OmniAb, Inc., Class A *(b)	25,234	0
OmniAb, Inc., Class B *(b)	25,234	0
Omnicell, Inc. *	185,217	9,559,049
OPKO Health, Inc. *	1,717,796	2,576,694
Option Care Health, Inc. *	648,007	19,511,491
OraSure Technologies, Inc. *	308,139	1,553,021
Orthofix Medical, Inc. *	82,889	1,491,173
OrthoPediatrics Corp. *	59,379	2,612,082
Outset Medical, Inc. *	201,648	4,250,740
Owens & Minor, Inc.	320,073	6,596,705
Paragon 28, Inc. *(a)	105,047	2,153,463
Patterson Cos., Inc.	362,119	10,298,664
Pediatrix Medical Group, Inc. *	354,552	5,665,741
PetIQ, Inc. *	105,708	1,254,754
Phreesia, Inc. *	218,086	6,067,153
Premier, Inc., Class A	494,506	16,491,775
Privia Health Group, Inc. *	205,341	4,913,810
PROCEPT BioRobotics Corp. *	136,802	5,868,806
Progyny, Inc. *	312,520	11,447,608
Pulmonx Corp. *	157,129	945,917
QuidelOrtho Corp. *	227,146	19,900,261
RadNet, Inc. *	203,833	4,029,778
Schrodinger, Inc. *	222,616	4,007,088
Select Medical Holdings Corp.	433,089	10,645,328
Sema4 Holdings Corp. *	1,120,507	464,114
Semler Scientific, Inc. *	21,116	625,878
Senseonics Holdings, Inc. *(a)	1,964,006	2,180,047
Sharecare, Inc. *	1,334,680	2,549,239
SI-BONE, Inc. *	127,329	1,563,600
Sight Sciences, Inc. *	107,034	1,195,570
Signify Health, Inc., Class A *	288,298	8,251,089
Silk Road Medical, Inc. *	147,860	7,873,545
Simulations Plus, Inc.	67,066	2,722,209
STAAR Surgical Co. *	201,537	11,509,778
Surgery Partners, Inc. *	261,315	7,397,828
Surmodics, Inc. *	57,971	2,094,492
Tandem Diabetes Care, Inc. *	268,587	11,294,083
Tenet Healthcare Corp. *	451,810	20,864,586
The Ensign Group, Inc.	231,426	21,985,470
The Joint Corp. *	60,076	895,733
The Pennant Group, Inc. *	116,310	1,202,645
TransMedics Group, Inc. *	131,511	8,136,586
Treace Medical Concepts, Inc. *	132,603	3,069,759
US Physical Therapy, Inc.	54,379	4,698,889
Varex Imaging Corp. *	167,185	3,551,009
Vicarious Surgical, Inc. *(a)	166,890	584,115

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ViewRay, Inc. *	610,408	2,942,167
Zimvie, Inc. *	86,493	773,247
		884,926,196

Household & Personal Products 0.9%
BellRing Brands, Inc. *	567,037	14,124,892
Central Garden & Pet Co. *	41,146	1,689,043
Central Garden & Pet Co., Class A *	173,825	6,791,343
Coty, Inc., Class A *	1,513,235	11,909,159
Edgewell Personal Care Co.	216,823	9,368,922
elf Beauty, Inc. *	208,400	11,453,664
Energizer Holdings, Inc.	277,627	9,464,304
Herbalife Nutrition Ltd. *	409,229	7,169,692
Inter Parfums, Inc.	74,934	7,140,461
Medifast, Inc.	46,274	5,832,838
Nu Skin Enterprises, Inc., Class A	211,048	8,802,812
Spectrum Brands Holdings, Inc.	170,802	9,098,623
The Beauty Health Co. *	440,836	4,738,987
The Honest Co., Inc. *	240,603	692,937
USANA Health Sciences, Inc. *	46,829	2,577,468
Veru, Inc. *(a)	219,272	1,245,465
WD-40 Co.	56,985	9,544,987
		121,645,597

Insurance 2.9%
Ambac Financial Group, Inc. *	189,359	3,078,977
American Equity Investment Life Holding Co.	297,208	12,039,896
AMERISAFE, Inc.	80,727	4,792,762
Argo Group International Holdings Ltd.	146,891	3,992,497
Assured Guaranty Ltd.	258,967	17,239,433
Axis Capital Holdings Ltd.	322,890	18,585,548
Bright Health Group, Inc. *(a)	1,069,754	1,055,847
Brighthouse Financial, Inc. *	301,075	16,781,920
BRP Group, Inc., Class A *	252,700	7,591,108
CNO Financial Group, Inc.	478,266	11,229,686
Employers Holdings, Inc.	114,280	5,310,592
Enstar Group Ltd. *	56,979	12,420,852
First American Financial Corp.	436,439	23,851,391
Genworth Financial, Inc., Class A *	2,106,422	10,595,303
Goosehead Insurance, Inc., Class A *	86,333	3,505,983
Hagerty, Inc., Class A *(a)	129,839	1,184,132
Hippo Holdings, Inc. *(a)	62,734	936,619
Horace Mann Educators Corp.	171,600	6,622,044
James River Group Holdings Ltd.	156,948	3,769,891
Kemper Corp.	267,340	15,216,993
Kinsale Capital Group, Inc.	90,161	27,788,522
Lemonade, Inc. *(a)	187,440	3,720,684
MBIA, Inc. *	201,560	2,561,828
Mercury General Corp.	111,403	4,041,701
National Western Life Group, Inc., Class A	10,208	2,151,846
Oscar Health, Inc., Class A *	463,052	1,333,590
Palomar Holdings, Inc. *	105,522	6,620,450
Primerica, Inc.	156,981	23,394,878
ProAssurance Corp.	225,693	4,511,603
RLI Corp.	169,157	22,002,251
Ryan Specialty Group Holdings, Inc., Class A *	346,492	13,956,698
Safety Insurance Group, Inc.	61,567	5,648,156
Selective Insurance Group, Inc.	252,652	24,284,910
Selectquote, Inc. *	511,196	306,769
SiriusPoint Ltd. *	359,062	2,341,084
Stewart Information Services Corp.	113,245	5,012,224
The Hanover Insurance Group, Inc.	149,272	21,987,766
Trupanion, Inc. *	146,636	7,664,664
SECURITY	NUMBER OF SHARES	VALUE ($)
United Fire Group, Inc.	90,958	2,778,767
Unum Group	787,849	33,231,471
White Mountains Insurance Group Ltd.	10,630	14,444,682
		409,586,018

Materials 5.0%
5E Advanced Materials, Inc. *(a)	122,297	1,369,726
AdvanSix, Inc.	117,192	4,823,623
Alpha Metallurgical Resources, Inc.	66,127	11,322,926
Amyris, Inc. *(a)	961,638	1,663,634
Arconic Corp. *	429,560	10,236,415
Ashland, Inc.	208,608	23,336,977
ATI, Inc. *	544,618	16,616,295
Avient Corp.	357,970	12,389,342
Balchem Corp.	134,606	18,952,525
Cabot Corp.	235,766	17,357,093
Carpenter Technology Corp.	202,376	8,309,559
Century Aluminum Co. *	218,130	1,965,351
Chase Corp.	31,422	2,985,090
Clearwater Paper Corp. *	70,458	2,749,976
Coeur Mining, Inc. *	1,177,233	4,120,315
Commercial Metals Co.	504,814	24,846,945
Compass Minerals International, Inc.	142,516	6,320,585
Danimer Scientific, Inc. *(a)	370,456	985,413
Diversey Holdings Ltd. *	322,638	1,658,359
Eagle Materials, Inc.	158,040	21,547,174
Ecovyst, Inc. *	293,222	2,724,032
Element Solutions, Inc.	956,289	18,705,013
Ginkgo Bioworks Holdings, Inc. *(a)	3,444,824	6,855,200
Graphic Packaging Holding Co.	1,290,551	29,656,862
Greif, Inc., Class A	111,638	7,849,268
Greif, Inc., Class B	22,773	1,711,163
H.B. Fuller Co.	222,791	17,892,345
Hawkins, Inc.	79,343	3,300,669
Hecla Mining Co.	2,349,845	12,806,655
Huntsman Corp.	792,881	22,026,234
Ingevity Corp. *	149,994	11,740,030
Innospec, Inc.	103,650	11,493,748
Kaiser Aluminum Corp.	66,643	6,024,527
Koppers Holdings, Inc.	86,630	2,580,708
Kronos Worldwide, Inc.	93,347	859,726
Livent Corp. *	751,466	21,033,533
Louisiana-Pacific Corp.	309,654	19,755,925
LSB Industries, Inc. *	206,867	3,191,958
Materion Corp.	86,039	6,931,302
Mativ Holdings, Inc.	228,303	4,741,853
Mercer International, Inc.	170,062	2,346,856
Minerals Technologies, Inc.	136,535	8,231,695
MP Materials Corp. *	386,768	12,860,036
Myers Industries, Inc.	153,408	3,580,543
NewMarket Corp.	29,015	9,169,320
O-I Glass, Inc. *	653,408	10,722,425
Olin Corp.	565,890	32,244,412
Orion Engineered Carbons S.A.	239,762	4,502,730
Pactiv Evergreen, Inc.	162,074	1,886,541
Perimeter Solutions S.A. *	638,718	6,923,703
Piedmont Lithium, Inc. *	68,476	3,948,326
PureCycle Technologies, Inc. *(a)	553,807	3,843,421
Quaker Chemical Corp.	57,007	11,218,408
Ranpak Holdings Corp. *	163,879	886,585
Resolute Forest Products, Inc. *	189,738	4,003,472
Schnitzer Steel Industries, Inc., Class A	107,466	3,689,308
Sensient Technologies Corp.	175,809	13,134,690
Silgan Holdings, Inc.	350,931	18,564,250
Stepan Co.	88,629	9,888,338
Summit Materials, Inc., Class A *	496,190	15,029,595

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SunCoke Energy, Inc.	350,719	2,967,083
Sylvamo Corp.	138,286	7,479,890
The Chemours Co.	649,517	20,167,503
The Scotts Miracle-Gro Co.	169,230	9,465,034
TimkenSteel Corp. *	172,887	3,232,987
TriMas Corp.	175,567	4,801,757
Trinseo plc	146,990	3,623,304
Tronox Holdings plc, Class A	479,758	6,778,981
United States Lime & Minerals, Inc.	8,448	1,174,103
United States Steel Corp.	993,897	26,129,552
Valhi, Inc.	9,567	212,961
Valvoline, Inc.	741,534	24,455,791
Warrior Met Coal, Inc.	216,474	7,970,573
Worthington Industries, Inc.	126,132	7,156,730
		707,728,977

Media & Entertainment 2.1%
Advantage Solutions, Inc. *	382,912	949,622
Altice USA, Inc., Class A *	902,842	4,116,960
AMC Networks, Inc., Class A *	117,186	2,339,033
Angi, Inc. *	306,530	683,562
Bumble, Inc., Class A *	330,657	8,054,804
Cardlytics, Inc. *	136,310	612,032
Cargurus, Inc. *	392,096	5,128,616
Cars.com, Inc. *	264,717	3,912,517
Cinemark Holdings, Inc. *	447,971	6,096,885
Clear Channel Outdoor Holdings, Inc. *	1,998,620	2,258,441
Endeavor Group Holdings, Inc., Class A *	719,014	15,811,118
Eventbrite, Inc., Class A *	340,114	2,479,431
fuboTV, Inc. *(a)	777,606	2,169,521
Gannett Co., Inc. *	586,267	1,465,667
Gray Television, Inc.	360,197	4,214,305
iHeartMedia, Inc., Class A *	439,199	3,531,160
Integral Ad Science Holding Corp. *	154,927	1,541,524
John Wiley & Sons, Inc., Class A	183,746	8,711,398
Liberty Media Corp. - Liberty Braves, Class A *	42,719	1,414,853
Liberty Media Corp. - Liberty Braves, Class C *	154,730	5,041,103
Lions Gate Entertainment Corp., Class A *	251,423	1,920,872
Lions Gate Entertainment Corp., Class B *	519,827	3,701,168
Madison Square Garden Entertainment Corp. *	108,514	5,221,694
Madison Square Garden Sports Corp.	75,911	12,361,347
Magnite, Inc. *	490,534	5,449,833
MediaAlpha, Inc., Class A *	94,079	1,116,718
Nexstar Media Group, Inc.	162,364	30,777,720
Nextdoor Holdings, Inc. *	534,575	1,202,794
Playtika Holding Corp. *	380,066	3,591,624
QuinStreet, Inc. *	216,893	3,086,387
Scholastic Corp.	124,534	5,120,838
Shutterstock, Inc.	100,639	5,416,391
Sinclair Broadcast Group, Inc., Class A	183,513	3,406,001
Skillz, Inc. *	1,234,979	1,208,921
System1, Inc. *(a)	86,369	451,710
TechTarget, Inc. *	113,736	5,193,186
TEGNA, Inc.	934,098	18,439,094
The E.W. Scripps Co., Class A *	242,286	3,629,444
The New York Times Co., Class A	693,523	25,417,618
TripAdvisor, Inc. *	436,908	8,908,554
Vimeo, Inc. *	660,876	2,828,549
SECURITY	NUMBER OF SHARES	VALUE ($)
Warner Music Group Corp., Class A	488,432	16,738,565
WideOpenWest, Inc. *	217,387	2,256,477
World Wrestling Entertainment, Inc., Class A	180,866	14,447,576
Yelp, Inc. *	294,551	9,116,353
Ziff Davis, Inc. *	197,681	18,238,049
ZipRecruiter, Inc., Class A *	237,990	3,941,114
		293,721,149

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
10X Genomics, Inc., Class A *	398,224	15,395,340
2seventy bio, Inc. *	159,550	2,500,149
4D Molecular Therapeutics, Inc. *	121,441	2,935,229
Absci Corp. *(a)	192,422	481,055
ACADIA Pharmaceuticals, Inc. *	501,137	7,807,714
Aclaris Therapeutics, Inc. *	215,278	3,276,531
Adaptive Biotechnologies Corp. *	461,867	4,055,192
Agenus, Inc. *	1,070,383	2,890,034
Agios Pharmaceuticals, Inc. *	230,410	6,944,557
Akero Therapeutics, Inc. *	125,047	5,814,686
Akoya Biosciences, Inc. *	70,628	916,751
Alector, Inc. *	256,364	2,176,530
Alkermes plc *	687,131	17,027,106
Allogene Therapeutics, Inc. *	378,834	3,735,303
Allovir, Inc. *	189,010	1,419,465
ALX Oncology Holdings, Inc. *	87,838	975,002
Amicus Therapeutics, Inc. *	1,047,232	12,671,507
Amneal Pharmaceuticals, Inc. *	413,771	1,059,254
Amphastar Pharmaceuticals, Inc. *	159,886	4,715,038
Amylyx Pharmaceuticals, Inc. *	164,089	6,296,095
AnaptysBio, Inc. *	83,356	2,303,126
Anavex Life Sciences Corp. *	326,675	2,881,274
Anika Therapeutics, Inc. *	61,750	1,947,595
Apellis Pharmaceuticals, Inc. *	391,691	19,557,132
Arcellx, Inc. *	114,545	2,284,027
Arcturus Therapeutics Holdings, Inc. *	100,252	1,848,647
Arcus Biosciences, Inc. *	218,356	7,679,581
Arcutis Biotherapeutics, Inc. *	166,801	2,873,981
Arrowhead Pharmaceuticals, Inc. *	442,946	14,262,861
Arvinas, Inc. *	202,489	8,310,149
Atara Biotherapeutics, Inc. *	391,184	1,772,064
Atea Pharmaceuticals, Inc. *	314,161	1,473,415
Avid Bioservices, Inc. *	258,758	4,052,150
Avidity Biosciences, Inc. *	218,454	2,542,805
Axsome Therapeutics, Inc. *	133,697	9,664,956
Azenta, Inc.	314,646	18,944,836
Beam Therapeutics, Inc. *	247,418	11,428,237
Berkeley Lights, Inc. *	232,088	682,339
BioCryst Pharmaceuticals, Inc. *	780,098	10,422,109
BioLife Solutions, Inc. *	143,048	3,028,326
Bionano Genomics, Inc. *(a)	1,219,902	2,452,003
Bioxcel Therapeutics, Inc. *(a)	82,499	1,367,008
Blueprint Medicines Corp. *	250,478	11,970,344
Bridgebio Pharma, Inc. *	445,145	4,171,009
C4 Therapeutics, Inc. *	178,460	1,529,402
Cara Therapeutics, Inc. *	190,869	2,252,254
CareDx, Inc. *	224,416	2,906,187
Caribou Biosciences, Inc. *	229,340	2,135,155
Cassava Sciences, Inc. *(a)	158,287	5,513,136
Catalyst Pharmaceuticals, Inc. *	397,574	6,667,316
Celldex Therapeutics, Inc. *	196,732	7,296,790
Century Therapeutics, Inc. *(a)	85,456	897,288
Cerevel Therapeutics Holdings, Inc. *	267,181	7,737,562
Chinook Therapeutics, Inc. *	184,422	4,177,158
CinCor Pharma, Inc. *(a)	78,992	932,106
Codexis, Inc. *	271,488	1,485,039
Coherus Biosciences, Inc. *	272,095	1,866,572

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Collegium Pharmaceutical, Inc. *	143,643	3,141,472
Corcept Therapeutics, Inc. *	399,533	10,100,194
Crinetics Pharmaceuticals, Inc. *	181,759	3,248,033
CRISPR Therapeutics AG *	327,308	17,933,205
CryoPort, Inc. *	202,490	3,999,178
Cullinan Oncology, Inc. *	121,010	1,504,154
Cytek Biosciences, Inc. *	331,768	4,276,490
Cytokinetics, Inc. *	394,955	16,785,588
Day One Biopharmaceuticals, Inc. *	114,706	2,435,208
Deciphera Pharmaceuticals, Inc. *	204,972	3,261,105
Denali Therapeutics, Inc. *	453,353	14,466,494
Design Therapeutics, Inc. *	125,095	1,751,330
DICE Therapeutics, Inc. *	138,470	4,820,141
Dynavax Technologies Corp. *	491,159	6,095,283
Dyne Therapeutics, Inc. *	107,474	1,257,446
Eagle Pharmaceuticals, Inc. *	44,023	1,598,915
Edgewise Therapeutics, Inc. *	111,513	998,041
Editas Medicine, Inc. *	288,126	3,054,136
Emergent BioSolutions, Inc. *	185,918	2,286,791
Enanta Pharmaceuticals, Inc. *	81,481	3,568,053
Entrada Therapeutics, Inc. *	71,459	1,069,741
EQRx, Inc. *(a)	960,528	3,611,585
Erasca, Inc. *	248,193	1,873,857
Exelixis, Inc. *	1,348,651	23,034,959
Fate Therapeutics, Inc. *	345,364	7,190,479
FibroGen, Inc. *	364,324	5,235,336
G1 Therapeutics, Inc. *	148,820	886,967
Generation Bio Co. *	195,689	1,043,022
Gossamer Bio, Inc. *	322,391	2,759,667
GreenLight Biosciences Holdings PBC *(a)	296,279	438,493
Halozyme Therapeutics, Inc. *	576,956	33,036,501
Harmony Biosciences Holdings, Inc. *	124,186	7,422,597
Heron Therapeutics, Inc. *	425,557	1,153,259
HilleVax, Inc. *	51,212	1,024,240
Humacyte, Inc. *(a)	209,312	653,053
IGM Biosciences, Inc. *	37,445	824,164
ImmunityBio, Inc. *(a)	439,656	2,422,505
ImmunoGen, Inc. *	833,082	4,323,696
Immunovant, Inc. *	181,673	2,381,733
Inhibrx, Inc. *	112,899	3,384,712
Innoviva, Inc. *	262,982	3,452,954
Inovio Pharmaceuticals, Inc. *	1,056,194	2,154,636
Insmed, Inc. *	559,733	10,349,463
Instil Bio, Inc. *	258,117	343,296
Intellia Therapeutics, Inc. *	318,194	16,374,263
Intra-Cellular Therapies, Inc. *	367,986	19,952,201
Invivyd, Inc. *(a)	222,959	503,887
Ionis Pharmaceuticals, Inc. *	594,665	24,256,385
Iovance Biotherapeutics, Inc. *	573,165	3,668,256
Ironwood Pharmaceuticals, Inc. *	556,515	6,739,397
iTeos Therapeutics, Inc. *	104,109	2,097,796
IVERIC bio, Inc. *	463,963	10,958,806
Keros Therapeutics, Inc. *	68,098	3,394,004
Kinnate Biopharma, Inc. *	67,662	535,883
Kodiak Sciences, Inc. *	131,628	971,415
Kronos Bio, Inc. *	181,228	344,333
Krystal Biotech, Inc. *	90,606	7,043,710
Kura Oncology, Inc. *	257,626	4,062,762
Kymera Therapeutics, Inc. *	154,445	4,475,816
Lexicon Pharmaceuticals, Inc. *	380,721	814,743
Ligand Pharmaceuticals, Inc. *	66,914	4,878,031
Lyell Immunopharma, Inc. *(a)	600,928	2,529,907
MacroGenics, Inc. *	221,127	1,421,847
Madrigal Pharmaceuticals, Inc. *	50,868	3,566,355
MannKind Corp. *	1,078,611	5,047,900
Maravai LifeSciences Holdings, Inc., Class A *	456,485	6,792,497
Medpace Holdings, Inc. *	105,191	22,078,539
SECURITY	NUMBER OF SHARES	VALUE ($)
Mersana Therapeutics, Inc. *	367,937	2,450,460
MiMedx Group, Inc. *	471,203	1,531,410
Mirati Therapeutics, Inc. *	210,087	19,197,750
Monte Rosa Therapeutics, Inc. *(a)	121,989	1,034,467
Morphic Holding, Inc. *	124,161	3,416,911
Myovant Sciences Ltd. *	180,560	4,849,842
Myriad Genetics, Inc. *	338,852	6,865,142
NanoString Technologies, Inc. *	181,300	1,267,287
Natera, Inc. *	454,060	18,670,947
Nektar Therapeutics *	785,229	2,198,641
NeoGenomics, Inc. *	525,767	5,893,848
NGM Biopharmaceuticals, Inc. *	153,273	847,600
Nkarta, Inc. *	134,435	1,140,009
Novavax, Inc. *(a)	328,473	5,416,520
Nurix Therapeutics, Inc. *	184,712	2,288,582
Nuvation Bio, Inc. *	570,134	1,088,956
Ocugen, Inc. *(a)	897,961	1,400,819
Omeros Corp. *(a)	260,040	556,486
Organogenesis Holdings, Inc. *	293,046	802,946
Pacific Biosciences of California, Inc. *	869,351	9,345,523
Pacira BioSciences, Inc. *	192,254	9,276,256
Perrigo Co., plc	564,348	18,188,936
Phathom Pharmaceuticals, Inc. *(a)	87,689	875,136
Phibro Animal Health Corp., Class A	86,430	1,063,953
Pliant Therapeutics, Inc. *	140,809	2,588,069
PMV Pharmaceuticals, Inc. *	134,274	1,340,055
Poseida Therapeutics, Inc. *	205,802	938,457
Precigen, Inc. *	425,720	774,810
Prelude Therapeutics, Inc. *	46,768	311,943
Prestige Consumer Healthcare, Inc. *	208,541	12,816,930
Prometheus Biosciences, Inc. *	121,466	4,993,467
Protagonist Therapeutics, Inc. *	192,756	1,524,700
Prothena Corp. plc *	147,295	9,207,410
PTC Therapeutics, Inc. *	299,243	12,415,592
Quanterix Corp. *	143,278	1,905,597
RAPT Therapeutics, Inc. *	91,405	1,616,040
Reata Pharmaceuticals, Inc., Class A *	116,326	4,604,183
Recursion Pharmaceuticals, Inc., Class A *	500,297	4,702,792
REGENXBIO, Inc. *	157,583	3,766,234
Relay Therapeutics, Inc. *	372,209	6,915,643
Replimune Group, Inc. *	134,979	2,763,020
Revance Therapeutics, Inc. *	339,251	7,365,139
REVOLUTION Medicines, Inc. *	313,631	7,398,555
Rhythm Pharmaceuticals, Inc. *	167,608	4,486,866
Rocket Pharmaceuticals, Inc. *	213,710	4,034,845
Roivant Sciences Ltd. *(a)	445,187	2,386,202
Sage Therapeutics, Inc. *	216,230	8,874,079
Sana Biotechnology, Inc. *(a)	370,981	1,851,195
Sangamo Therapeutics, Inc. *	546,966	2,001,896
Scholar Rock Holding Corp. *	145,581	1,131,164
Seer, Inc. *	152,740	986,700
Seres Therapeutics, Inc. *	386,090	2,509,585
SIGA Technologies, Inc.	163,503	1,500,958
SomaLogic, Inc. *	633,333	1,773,332
Sorrento Therapeutics, Inc. *	1,629,128	2,117,866
Sotera Health Co. *	416,075	3,470,066
SpringWorks Therapeutics, Inc. *	132,605	3,206,389
Stoke Therapeutics, Inc. *	93,153	702,374
Supernus Pharmaceuticals, Inc. *	224,068	8,227,777
Syndax Pharmaceuticals, Inc. *	222,010	5,319,360
Tarsus Pharmaceuticals, Inc. *	77,282	1,299,110
TG Therapeutics, Inc. *	576,572	5,085,365
Theravance Biopharma, Inc. *	241,624	2,599,874
Travere Therapeutics, Inc. *	230,189	4,633,705
Twist Bioscience Corp. *	235,910	6,452,139
Tyra Biosciences, Inc. *(a)	57,382	402,248

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ultragenyx Pharmaceutical, Inc. *	293,070	10,638,441
uniQure N.V. *	172,497	4,564,271
Vanda Pharmaceuticals, Inc. *	236,699	2,582,386
Vaxart, Inc. *(a)	524,637	619,072
Vaxcyte, Inc. *	249,351	11,485,107
VBI Vaccines, Inc. *	792,578	412,141
Ventyx Biosciences, Inc. *(a)	91,862	2,663,079
Veracyte, Inc. *	300,854	8,345,690
Vericel Corp. *	197,220	4,502,533
Verve Therapeutics, Inc. *	170,054	3,950,354
Vir Biotechnology, Inc. *	317,133	8,949,493
Xencor, Inc. *	249,655	7,419,747
Y-mAbs Therapeutics, Inc. *	137,763	615,801
Zentalis Pharmaceuticals, Inc. *	183,384	4,056,454
		1,029,044,109

Real Estate 6.3%
Acadia Realty Trust	396,595	6,099,631
Agree Realty Corp.	334,873	23,424,366
Alexander & Baldwin, Inc. *	303,771	5,999,477
Alexander's, Inc.	9,074	2,216,234
American Assets Trust, Inc.	217,390	6,367,353
Anywhere Real Estate, Inc. *	478,787	3,614,842
Apartment Investment & Management Co., Class A	636,159	5,331,012
Apple Hospitality REIT, Inc.	892,789	15,230,980
Armada Hoffler Properties, Inc.	283,186	3,440,710
Brandywine Realty Trust	716,896	4,953,751
Brixmor Property Group, Inc.	1,255,056	29,092,198
Broadstone Net Lease, Inc.	724,041	12,286,976
CareTrust REIT, Inc.	406,677	8,052,205
Centerspace	64,252	4,144,254
Chatham Lodging Trust *	205,742	2,750,771
City Office REIT, Inc.	172,384	1,704,878
Community Healthcare Trust, Inc.	97,971	3,454,457
Compass, Inc., Class A *	1,054,060	3,151,639
Corporate Office Properties Trust	471,072	13,081,669
Cousins Properties, Inc.	634,633	16,741,619
Cushman & Wakefield plc *	680,082	7,766,536
DiamondRock Hospitality Co.	883,878	8,317,292
DigitalBridge Group, Inc.	617,592	8,911,853
Diversified Healthcare Trust	991,552	981,637
Doma Holdings, Inc. *	473,801	187,151
Douglas Emmett, Inc.	735,636	12,741,216
Easterly Government Properties, Inc.	380,722	6,030,637
EastGroup Properties, Inc.	182,447	28,323,072
Elme Communities *	366,865	7,249,252
Empire State Realty Trust, Inc., Class A	559,015	4,310,006
EPR Properties	314,103	13,069,826
Equity Commonwealth	466,001	12,623,967
Essential Properties Realty Trust, Inc.	591,599	13,731,013
eXp World Holdings, Inc.	305,590	3,994,061
First Industrial Realty Trust, Inc.	552,975	27,952,886
Forestar Group, Inc. *	74,770	1,108,839
Four Corners Property Trust, Inc.	340,651	9,245,268
Franklin Street Properties Corp.	380,984	1,112,473
FRP Holdings, Inc. *	26,642	1,622,498
Getty Realty Corp.	177,833	5,872,046
Gladstone Commercial Corp.	164,295	3,119,962
Global Medical REIT, Inc.	255,446	2,580,005
Global Net Lease, Inc.	433,467	5,864,809
Highwoods Properties, Inc.	439,921	13,109,646
Hudson Pacific Properties, Inc.	540,386	6,246,862
Independence Realty Trust, Inc.	930,119	16,853,756
Industrial Logistics Properties Trust	271,248	1,103,979
Innovative Industrial Properties, Inc.	117,261	14,213,206
InvenTrust Properties Corp.	283,084	7,278,090
SECURITY	NUMBER OF SHARES	VALUE ($)
iStar, Inc.	357,881	2,873,784
JBG SMITH Properties	416,784	8,589,918
Kennedy-Wilson Holdings, Inc.	489,670	8,334,183
Kite Realty Group Trust	918,409	20,939,725
LTC Properties, Inc.	169,825	6,672,424
LXP Industrial Trust	1,172,896	12,620,361
Marcus & Millichap, Inc.	105,818	3,940,662
National Health Investors, Inc.	187,400	10,543,124
National Storage Affiliates Trust	357,789	14,243,580
Newmark Group, Inc., Class A	540,842	4,586,340
NexPoint Residential Trust, Inc.	95,467	4,591,008
Offerpad Solutions, Inc. *(a)	336,753	239,095
Office Properties Income Trust	203,837	3,116,668
One Liberty Properties, Inc.	69,116	1,647,725
Opendoor Technologies, Inc. *	2,113,135	3,909,300
Orion Office REIT, Inc.	238,984	2,220,161
Outfront Media, Inc.	612,347	11,199,827
Paramount Group, Inc.	707,494	4,612,861
Park Hotels & Resorts, Inc.	942,111	12,087,284
Pebblebrook Hotel Trust	550,107	9,159,282
Phillips Edison & Co., Inc.	489,351	15,771,783
Physicians Realty Trust	946,625	14,133,111
Piedmont Office Realty Trust, Inc., Class A	515,295	5,364,221
PotlatchDeltic Corp.	337,800	16,143,462
Rayonier, Inc.	613,454	22,010,730
RE/MAX Holdings, Inc., Class A	79,892	1,661,754
Redfin Corp. *	458,278	2,456,370
Retail Opportunity Investments Corp.	521,017	7,945,509
RLJ Lodging Trust	680,950	8,253,114
RPT Realty	356,204	3,989,485
Ryman Hospitality Properties, Inc.	230,972	21,140,867
Sabra Health Care REIT, Inc.	966,193	12,473,552
Safehold, Inc.	99,617	2,940,694
Saul Centers, Inc.	54,511	2,349,424
Seritage Growth Properties, Class A *(a)	150,973	1,807,147
Service Properties Trust	691,686	5,429,735
SITE Centers Corp.	779,041	10,587,167
SL Green Realty Corp. (a)	269,597	11,312,290
Spirit Realty Capital, Inc.	571,264	23,661,755
STAG Industrial, Inc.	750,837	24,710,046
Summit Hotel Properties, Inc.	448,566	3,835,239
Sunstone Hotel Investors, Inc.	888,043	9,759,593
Tanger Factory Outlet Centers, Inc.	437,690	8,513,071
Tejon Ranch Co. *	101,931	1,997,848
Terreno Realty Corp.	278,548	16,334,055
The Howard Hughes Corp. *	144,280	10,754,631
The Macerich Co.	898,994	11,417,224
The Necessity Retail REIT, Inc.	559,152	3,735,135
The RMR Group, Inc., Class A	59,099	1,708,552
The St. Joe Co.	142,773	5,486,766
UMH Properties, Inc.	213,330	3,756,741
Uniti Group, Inc.	994,116	7,575,164
Universal Health Realty Income Trust	52,671	2,764,701
Urban Edge Properties	492,930	7,753,789
Urstadt Biddle Properties, Inc., Class A	134,680	2,576,428
Veris Residential, Inc. *	331,769	5,328,210
WeWork, Inc., Class A *(a)	987,128	2,724,473
Xenia Hotels & Resorts, Inc.	479,267	7,390,297
		890,342,311

Retailing 3.4%
1-800-Flowers.com, Inc., Class A *	119,396	1,010,090
Abercrombie & Fitch Co., Class A *	211,557	5,073,137
Academy Sports & Outdoors, Inc.	356,706	18,006,519
American Eagle Outfitters, Inc.	660,840	10,454,489

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
America's Car-Mart, Inc. *	25,190	1,832,824
Arko Corp.	307,679	2,901,413
Asbury Automotive Group, Inc. *	92,777	17,406,821
AutoNation, Inc. *	161,661	20,031,414
BARK, Inc. *	431,341	716,026
Bed Bath & Beyond, Inc. *(a)	288,415	980,611
Big Lots, Inc.	122,060	2,380,170
Boot Barn Holdings, Inc. *	124,701	8,398,612
Caleres, Inc.	153,836	3,716,678
Camping World Holdings, Inc., Class A (a)	166,322	4,578,845
CarParts.com, Inc. *	207,757	1,126,043
Chewy, Inc., Class A *	380,845	16,425,845
Chico's FAS, Inc. *	526,450	3,090,261
ContextLogic, Inc., Class A *	2,148,371	1,576,260
Designer Brands, Inc., Class A	236,130	3,612,789
Dick's Sporting Goods, Inc.	238,299	28,495,794
Dillard's, Inc., Class A	14,725	5,296,582
Foot Locker, Inc.	336,700	13,400,660
Franchise Group, Inc.	118,536	3,087,863
Funko, Inc., Class A *	141,545	1,344,677
Genesco, Inc. *	54,913	2,866,459
Group 1 Automotive, Inc.	66,172	12,793,694
Groupon, Inc. *	88,396	736,339
GrowGeneration Corp. *	252,027	1,711,263
Guess?, Inc.	140,539	2,917,590
Haverty Furniture Cos., Inc.	57,174	1,802,696
Hibbett, Inc.	54,292	3,619,105
Kohl's Corp.	538,496	17,274,952
Lands' End, Inc. *	55,869	645,846
Leslie's, Inc. *	619,967	9,051,518
Liquidity Services, Inc. *	114,379	1,908,985
Lithia Motors, Inc.	115,307	27,594,118
LL Flooring Holdings, Inc. *	121,613	828,185
Macy's, Inc.	1,129,589	26,545,341
MarineMax, Inc. *	90,521	2,989,909
Monro, Inc.	135,248	6,149,727
Murphy USA, Inc.	89,937	26,604,264
National Vision Holdings, Inc. *	330,571	13,374,903
Nordstrom, Inc. (a)	470,204	9,860,178
Ollie's Bargain Outlet Holdings, Inc. *	243,721	14,842,609
Overstock.com, Inc. *	190,942	5,082,876
Petco Health & Wellness Co., Inc. *	333,681	3,683,838
PetMed Express, Inc.	88,997	1,762,141
Porch Group, Inc. *	339,151	691,868
Qurate Retail, Inc., Class A *	1,427,089	3,353,659
Qurate Retail, Inc., Class B *	4,939	40,648
Rent the Runway, Inc., Class A *(a)	179,655	238,941
Rent-A-Center, Inc.	222,831	5,367,999
Revolve Group, Inc. *	170,456	4,503,447
Sally Beauty Holdings, Inc. *	446,588	5,251,875
Shoe Carnival, Inc.	70,852	1,871,201
Signet Jewelers Ltd.	194,783	12,660,895
Sleep Number Corp. *	92,059	2,692,726
Sonic Automotive, Inc., Class A	77,551	4,121,060
Sportsman's Warehouse Holdings, Inc. *	187,178	1,838,088
Stitch Fix, Inc., Class A *	302,030	1,220,201
The Aaron's Co., Inc.	127,564	1,555,005
The Buckle, Inc.	123,617	5,432,967
The Children's Place, Inc. *	55,556	1,972,238
The Container Store Group, Inc. *	140,121	665,575
The Gap, Inc.	893,026	12,984,598
The ODP Corp. *	179,443	8,636,592
Torrid Holdings, Inc. *(a)	41,476	168,393
Urban Outfitters, Inc. *	251,535	7,279,423
Victoria's Secret & Co. *	347,893	16,003,078
Vivid Seats, Inc., Class A *	98,151	765,578
Volta, Inc. *(a)	523,890	257,911
SECURITY	NUMBER OF SHARES	VALUE ($)
Warby Parker, Inc., Class A *(a)	261,004	4,444,898
Winmark Corp.	11,796	2,831,040
Xometry, Inc., Class A *	123,355	5,209,282
Zumiez, Inc. *	64,482	1,499,206
		483,149,351

Semiconductors & Semiconductor Equipment 2.5%
ACM Research, Inc., Class A *	170,717	1,546,696
Allegro MicroSystems, Inc. *	273,089	8,503,992
Alpha & Omega Semiconductor Ltd. *	93,080	3,265,246
Ambarella, Inc. *	151,502	11,241,448
Amkor Technology, Inc.	421,080	11,798,662
Axcelis Technologies, Inc. *	138,130	11,031,062
CEVA, Inc. *	97,819	2,657,742
Cirrus Logic, Inc. *	234,131	17,491,927
Cohu, Inc. *	202,439	7,251,365
Credo Technology Group Holding Ltd. *(a)	377,688	5,261,194
Diodes, Inc. *	190,652	17,583,834
FormFactor, Inc. *	322,582	7,441,967
Ichor Holdings Ltd. *	120,765	3,596,382
Impinj, Inc. *	87,947	11,217,640
Kulicke & Soffa Industries, Inc.	243,508	11,676,209
Lattice Semiconductor Corp. *	575,091	41,883,878
MACOM Technology Solutions Holdings, Inc. *	214,144	14,709,551
MaxLinear, Inc. *	302,265	11,062,899
MKS Instruments, Inc.	239,366	20,073,233
Navitas Semiconductor Corp. *(a)	317,916	1,513,280
Onto Innovation, Inc. *	207,999	16,629,520
PDF Solutions, Inc. *	123,745	3,881,881
Photronics, Inc. *	257,894	4,848,407
Power Integrations, Inc.	239,680	19,289,446
Rambus, Inc. *	463,035	17,771,283
Rigetti Computing, Inc., Class A *(a)	301,277	391,660
Semtech Corp. *	265,514	8,161,900
Silicon Laboratories, Inc. *	143,387	20,854,205
SiTime Corp. *	67,121	7,078,581
SkyWater Technology, Inc. *	35,069	346,131
SMART Global Holdings, Inc. *	210,111	3,552,977
Synaptics, Inc. *	166,252	17,617,724
Ultra Clean Holdings, Inc. *	189,684	6,758,441
Veeco Instruments, Inc. *	215,159	4,277,361
		352,267,724

Software & Services 6.8%
8x8, Inc. *	508,733	2,177,377
A10 Networks, Inc.	277,464	5,191,351
ACI Worldwide, Inc. *	478,085	9,991,976
Adeia, Inc.	435,576	4,813,115
Agilysys, Inc. *	82,664	5,488,890
Alarm.com Holdings, Inc. *	208,023	10,380,348
Alkami Technology, Inc. *	153,526	1,929,822
Altair Engineering, Inc., Class A *	218,930	10,742,895
Alteryx, Inc., Class A *	254,140	11,398,179
Amplitude, Inc., Class A *	216,470	3,099,850
Appfolio, Inc., Class A *	77,746	8,870,041
Appian Corp., Class A *	171,618	6,526,633
Asana, Inc., Class A *	316,167	5,741,593
AvePoint, Inc. *	353,368	1,667,897
AvidXchange Holdings, Inc. *	555,282	4,786,531
BigCommerce Holdings, Inc. *	254,838	2,201,800
Blackbaud, Inc. *	186,846	11,074,362
Blackline, Inc. *	227,605	15,406,582
Blend Labs, Inc., Class A *(a)	674,884	890,847
Box, Inc., Class A *	603,458	16,564,922
Braze, Inc., Class A *(a)	127,013	3,264,234

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
BTRS Holdings, Inc., Class A *	363,585	3,443,150
C3.ai, Inc., Class A *	343,605	4,470,301
Cantaloupe, Inc. *	233,531	847,718
Cass Information Systems, Inc.	50,937	2,214,741
CCC Intelligent Solutions Holdings, Inc. *	439,022	4,039,002
Cerence, Inc. *	165,898	3,402,568
Cipher Mining, Inc. *	174,142	136,109
Clear Secure, Inc., Class A	299,551	9,310,045
Clearwater Analytics Holdings, Inc., Class A *	215,076	4,034,826
CommVault Systems, Inc. *	187,801	12,394,866
Conduent, Inc. *	695,057	2,808,030
Confluent, Inc., Class A *	592,692	13,649,697
Consensus Cloud Solutions, Inc. *	73,961	4,200,245
Core Scientific, Inc., Class A *	1,069,342	142,543
Couchbase, Inc. *	101,550	1,381,080
CS Disco, Inc. *	70,430	550,763
CSG Systems International, Inc.	134,484	8,316,491
Cvent Holding Corp. *(a)	260,146	1,456,818
Cyxtera Technologies, Inc. *(a)	229,483	449,787
Digital Turbine, Inc. *	378,278	6,907,356
DigitalOcean Holdings, Inc. *	255,214	7,613,034
Dolby Laboratories, Inc., Class A	257,834	19,304,032
Domo, Inc., Class B *	128,581	1,838,708
DoubleVerify Holdings, Inc. *	308,949	8,094,464
Dropbox, Inc., Class A *	1,152,764	27,159,120
Duck Creek Technologies, Inc. *	316,478	3,541,389
E2open Parent Holdings, Inc. *	719,280	4,236,559
Ebix, Inc.	98,679	1,873,914
Embark Technology, Inc. *(a)	59,904	246,804
Enfusion, Inc., Class A *(a)	52,777	504,020
EngageSmart, Inc. *	124,166	2,107,097
Envestnet, Inc. *	231,383	13,656,225
Euronet Worldwide, Inc. *	197,328	18,341,638
Everbridge, Inc. *	166,893	5,447,388
EverCommerce, Inc. *(a)	120,962	806,817
EVERTEC, Inc.	275,828	9,314,712
Evo Payments, Inc., Class A *	201,133	6,780,193
ExlService Holdings, Inc. *	138,465	25,920,648
Expensify, Inc., Class A *	186,073	1,780,719
Fastly, Inc., Class A *	465,173	4,493,571
Flywire Corp. *	257,713	5,589,795
Freshworks, Inc., Class A *	608,394	8,992,063
Gitlab, Inc., Class A *	224,650	8,884,907
Grid Dynamics Holdings, Inc. *	197,837	2,520,443
HashiCorp, Inc., Class A *	164,731	4,497,156
Informatica, Inc., Class A *	159,213	2,735,279
Instructure Holdings, Inc. *	70,535	1,771,134
Intapp, Inc. *	61,881	1,430,070
InterDigital, Inc.	124,516	6,246,968
International Money Express, Inc. *	141,294	3,068,906
Jamf Holding Corp. *	186,663	3,972,189
Kaltura, Inc. *(a)	282,910	540,358
KnowBe4, Inc., Class A *	333,329	8,229,893
Kyndryl Holdings, Inc. *	853,356	9,992,799
LivePerson, Inc. *	292,276	3,431,320
LiveRamp Holdings, Inc. *	282,253	6,198,276
Marathon Digital Holdings, Inc. *(a)	463,117	2,926,899
Marqeta, Inc., Class A *	1,679,681	11,237,066
Matterport, Inc. *	920,071	2,898,224
Maximus, Inc.	253,868	17,846,920
MeridianLink, Inc. *	83,672	1,228,305
MicroStrategy, Inc., Class A *(a)	39,172	7,759,581
Model N, Inc. *	139,118	5,408,908
Momentive Global, Inc. *	532,721	4,224,478
MoneyGram International, Inc. *	403,213	4,403,086
N-Able, Inc. *	280,317	3,147,960
nCino, Inc. *	318,872	8,328,937
SECURITY	NUMBER OF SHARES	VALUE ($)
NCR Corp. *	573,486	13,689,111
New Relic, Inc. *	240,017	13,505,757
NextNav, Inc. *(a)	88,229	290,273
Nutanix, Inc., Class A *	940,206	26,570,222
ON24, Inc. *	177,183	1,355,450
OneSpan, Inc. *	148,619	1,868,141
PagerDuty, Inc. *	334,566	7,440,748
Paya Holdings, Inc. *	365,954	3,407,032
Paycor HCM, Inc. *	198,293	5,734,634
Payoneer Global, Inc. *	824,536	4,452,494
Pegasystems, Inc.	172,412	6,249,935
Perficient, Inc. *	145,102	10,309,497
PowerSchool Holdings, Inc., Class A *	133,569	2,726,143
Procore Technologies, Inc. *	286,174	14,013,941
Progress Software Corp.	181,751	9,690,963
PROS Holdings, Inc. *	170,428	4,059,595
Q2 Holdings, Inc. *	239,870	6,524,464
Qualtrics International, Inc., Class A *	447,874	4,595,187
Qualys, Inc. *	146,307	18,042,579
Rackspace Technology, Inc. *(a)	235,706	1,150,245
Rapid7, Inc. *	246,006	7,232,576
Remitly Global, Inc. *	400,750	4,191,845
Repay Holdings Corp. *	319,613	2,831,771
RingCentral, Inc., Class A *	322,028	11,934,358
Riot Blockchain, Inc. *(a)	567,095	2,636,992
Sabre Corp. *	1,372,786	8,387,722
Samsara, Inc., Class A *(a)	340,915	3,248,920
SentinelOne, Inc., Class A *	838,236	12,154,422
Shift4 Payments, Inc., Class A *	214,360	9,933,442
Smartsheet, Inc., Class A *	542,426	16,674,175
SolarWinds Corp. *	193,393	1,690,255
SoundHound AI, Inc., Class A *(a)	466,039	596,530
Sprinklr, Inc., Class A *	247,474	2,123,327
Sprout Social, Inc., Class A *	196,458	11,649,959
SPS Commerce, Inc. *	150,934	21,471,871
Squarespace, Inc., Class A *	175,794	3,602,019
Sumo Logic, Inc. *	442,112	3,360,051
Switch, Inc., Class A	579,853	19,859,965
Telos Corp. *	225,193	923,291
Tenable Holdings, Inc. *	467,973	17,867,209
Teradata Corp. *	431,219	14,726,129
Thoughtworks Holding, Inc. *	274,111	2,499,892
Toast, Inc., Class A *	1,261,329	23,158,000
TTEC Holdings, Inc.	79,327	3,803,730
Tucows, Inc., Class A *	40,618	1,246,973
Unisys Corp. *	285,525	1,227,757
Upland Software, Inc. *	120,618	909,460
Varonis Systems, Inc. *	460,074	9,771,972
Verint Systems, Inc. *	271,434	10,675,499
Verra Mobility Corp. *	598,112	9,480,075
Workiva, Inc. *	191,136	15,397,916
Xperi, Inc. *	175,043	1,874,711
Yext, Inc. *	440,651	2,348,670
Zeta Global Holdings Corp., Class A *	516,791	4,330,709
Zuora, Inc., Class A *	507,460	3,897,293
		960,334,250

Technology Hardware & Equipment 3.5%
908 Devices, Inc. *(a)	92,759	992,521
ADTRAN Holdings, Inc.	295,941	5,998,724
Advanced Energy Industries, Inc.	156,389	14,487,877
Aeva Technologies, Inc. *	433,443	728,184
AEye, Inc. *(a)	495,764	441,230
Avid Technology, Inc. *	142,175	3,992,274
Avnet, Inc.	396,619	17,915,280
Badger Meter, Inc.	122,586	14,197,910
Belden, Inc.	182,337	14,667,188

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Benchmark Electronics, Inc.	147,245	4,250,963
Calix, Inc. *	237,972	16,967,404
Casa Systems, Inc. *	144,870	396,944
Clearfield, Inc. *	47,777	6,288,409
Coherent Corp. *	542,905	19,908,326
CommScope Holding Co., Inc. *	870,169	7,727,101
Comtech Telecommunications Corp.	114,231	1,333,076
Corsair Gaming, Inc. *(a)	161,689	2,727,693
CTS Corp.	132,994	5,652,245
Diebold Nixdorf, Inc. *	306,630	659,254
Digi International, Inc. *	146,514	6,222,450
ePlus, Inc. *	112,392	5,581,387
Evolv Technologies Holdings, Inc. *(a)	292,149	1,019,600
Extreme Networks, Inc. *	541,495	11,355,150
Fabrinet *	154,191	20,570,621
FARO Technologies, Inc. *	77,181	2,309,256
Harmonic, Inc. *	441,608	6,774,267
Infinera Corp. *	792,183	5,347,235
Inseego Corp. *(a)	334,706	425,077
Insight Enterprises, Inc. *	127,910	13,291,128
IonQ, Inc. *(a)	631,736	3,259,758
IPG Photonics Corp. *	138,770	12,632,233
Itron, Inc. *	188,837	10,042,352
Kimball Electronics, Inc. *	105,015	2,424,796
Knowles Corp. *	382,999	5,974,784
Lightwave Logic, Inc. *(a)	470,217	3,728,821
Littelfuse, Inc.	103,697	25,561,310
Lumentum Holdings, Inc. *	289,091	15,882,660
Methode Electronics, Inc.	154,293	7,048,104
MicroVision, Inc. *(a)	697,470	2,113,334
Mirion Technologies, Inc. *	510,771	3,258,719
Napco Security Technologies, Inc. *	121,683	3,209,998
National Instruments Corp.	554,191	22,732,915
NETGEAR, Inc. *	121,024	2,387,804
NetScout Systems, Inc. *	285,127	10,629,535
nLight, Inc. *	191,459	2,079,245
Novanta, Inc. *	149,355	23,560,751
OSI Systems, Inc. *	66,239	5,860,827
Ouster, Inc. *(a)	406,791	480,013
PAR Technology Corp. *	114,325	2,786,100
PC Connection, Inc. *	47,040	2,613,072
Plexus Corp. *	116,146	12,801,612
Ribbon Communications, Inc. *	293,118	741,589
Rogers Corp. *	78,386	8,547,209
Sanmina Corp. *	241,983	15,992,656
ScanSource, Inc. *	105,989	3,164,832
SmartRent, Inc. *(a)	508,239	1,235,021
Super Micro Computer, Inc. *	189,216	17,072,960
TTM Technologies, Inc. *	429,117	6,895,910
Velodyne Lidar, Inc. *(a)	756,011	744,293
ViaSat, Inc. *	316,343	10,784,133
Viavi Solutions, Inc. *	955,937	10,830,766
Vishay Intertechnology, Inc.	547,710	12,619,238
Vontier Corp.	661,385	12,982,988
Xerox Holdings Corp.	469,950	7,664,884
		502,573,996

Telecommunication Services 0.8%
Anterix, Inc. *	78,891	2,682,294
ATN International, Inc.	45,338	2,194,813
Bandwidth, Inc., Class A *	92,083	2,105,017
Charge Enterprises, Inc. *(a)	427,317	905,912
Cogent Communications Holdings, Inc.	178,322	10,351,592
Consolidated Communications Holdings, Inc. *	306,055	1,413,974
EchoStar Corp., Class A *	149,109	2,594,497
SECURITY	NUMBER OF SHARES	VALUE ($)
Frontier Communications Parent, Inc. *	934,862	24,091,394
Globalstar, Inc. *	2,934,539	5,575,624
Gogo, Inc. *	275,111	4,316,492
IDT Corp., Class B *	88,282	2,467,482
Iridium Communications, Inc. *	531,959	28,247,023
Liberty Latin America Ltd., Class A *	160,954	1,245,784
Liberty Latin America Ltd., Class C *	620,509	4,833,765
Radius Global Infrastructure, Inc., Class A *	319,959	4,050,681
Shenandoah Telecommunications Co.	209,811	4,085,020
Starry Group Holdings, Inc., Class A *	422,256	79,384
Telephone and Data Systems, Inc.	420,221	4,429,129
United States Cellular Corp. *	58,804	1,250,173
		106,920,050

Transportation 1.7%
Air Transport Services Group, Inc. *	243,320	6,822,693
Allegiant Travel Co. *	64,529	5,330,741
ArcBest Corp.	102,618	8,493,692
Atlas Air Worldwide Holdings, Inc. *	107,994	10,882,555
Daseke, Inc. *	250,136	1,458,293
Forward Air Corp.	112,509	12,642,636
Frontier Group Holdings, Inc. *	156,969	2,046,876
GXO Logistics, Inc. *	496,688	23,274,800
Hawaiian Holdings, Inc. *	216,218	3,005,430
Heartland Express, Inc.	195,725	3,276,436
Hub Group, Inc., Class A *	142,435	11,985,905
JetBlue Airways Corp. *	1,353,918	10,777,187
Joby Aviation, Inc. *(a)	1,192,528	4,913,215
Kirby Corp. *	250,921	17,511,777
Landstar System, Inc.	152,571	26,391,732
Marten Transport Ltd.	240,421	5,123,371
Matson, Inc.	163,263	10,409,649
Ryder System, Inc.	214,431	20,047,154
Saia, Inc. *	110,676	26,959,567
Schneider National, Inc., Class B	155,358	4,002,022
SkyWest, Inc. *	212,351	3,917,876
Spirit Airlines, Inc. *	455,212	9,882,653
Sun Country Airlines Holdings, Inc. *	137,627	2,780,065
TuSimple Holdings, Inc., Class A *	570,044	1,282,599
Universal Logistics Holdings, Inc.	28,305	1,074,741
Werner Enterprises, Inc.	247,442	10,882,499
Wheels Up Experience, Inc. *	708,909	907,404
		246,083,568

Utilities 2.8%
ALLETE, Inc.	238,911	15,815,908
Altus Power, Inc. *(a)	146,504	1,047,504
American States Water Co.	155,012	15,189,626
Avista Corp.	305,928	12,628,708
Black Hills Corp.	272,553	19,522,971
California Water Service Group	228,004	14,804,300
Chesapeake Utilities Corp.	74,259	8,891,030
Clearway Energy, Inc., Class A	144,866	4,768,989
Clearway Energy, Inc., Class C	344,782	12,219,074
Hawaiian Electric Industries, Inc.	459,137	18,861,348
IDACORP, Inc.	211,755	23,405,280
MGE Energy, Inc.	151,429	10,904,402
Middlesex Water Co.	73,479	6,866,613
Montauk Renewables, Inc. *	264,616	3,193,915
National Fuel Gas Co.	383,079	25,371,322
New Jersey Resources Corp.	403,374	20,067,856
Northwest Natural Holding Co.	146,101	7,321,121
NorthWestern Corp.	235,734	13,769,223
ONE Gas, Inc.	226,780	19,718,521

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ormat Technologies, Inc.	203,864	18,435,422
Otter Tail Corp.	174,467	10,403,467
PNM Resources, Inc.	359,411	17,611,139
Portland General Electric Co.	373,913	18,407,737
SJW Group	111,699	8,342,798
South Jersey Industries, Inc.	513,223	17,808,838
Southwest Gas Holdings, Inc.	258,095	17,669,184
Spire, Inc.	219,637	16,275,102
Sunnova Energy International, Inc. *	412,580	9,419,201
The York Water Co.	59,760	2,730,434
Unitil Corp.	67,280	3,688,290
		395,159,323
Total Common Stocks (Cost $13,859,209,946)		14,120,105,495

SHORT-TERM INVESTMENTS 1.6% OF NET ASSETS

Money Market Funds 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (c)	14,739,123	14,739,123
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (c)(d)	219,071,725	219,071,725
		233,810,848
Total Short-Term Investments (Cost $233,810,848)		233,810,848
Total Investments in Securities (Cost $14,093,020,794)		14,353,916,343

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 12/16/22	320	30,200,000	618,482

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $210,383,926.
(b)	Fair-valued using significant unobservable inputs (see Notes for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$13,235,179,299	$—	$—	$13,235,179,299
Health Care Equipment & Services	884,926,196	—	0*	884,926,196
Short-Term Investments[1]	233,810,848	—	—	233,810,848
Futures Contracts[2]	618,482	—	—	618,482
Total	$14,354,534,825	$—	$—	$14,354,534,825

*	Level 3 amount shown includes securities determined to have no value at November 30, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Dividend Equity ETF

Portfolio Holdings as of November 30, 2022 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Banks 8.6%
1st Source Corp.	252,945	14,443,160
Bank of Hawaii Corp.	597,483	48,198,954
Bank OZK	1,673,706	77,241,532
Banner Corp.	509,249	35,963,164
Cathay General Bancorp	1,114,544	51,792,860
City Holding Co.	221,270	22,551,838
Comerica, Inc.	1,937,828	139,019,781
CVB Financial Corp.	1,965,206	56,362,108
Federal Agricultural Mortgage Corp., Class C	137,336	17,283,736
Fifth Third Bancorp	10,168,171	369,714,698
First Commonwealth Financial Corp.	1,396,986	20,563,634
First Horizon Corp.	7,927,119	196,988,907
Heritage Financial Corp.	520,048	17,109,579
Huntington Bancshares, Inc.	21,329,307	330,177,672
International Bancshares Corp.	785,690	41,390,149
KeyCorp	13,819,832	259,951,040
M&T Bank Corp.	2,658,874	452,061,757
Northwest Bancshares, Inc.	1,873,697	28,648,827
Premier Financial Corp.	527,328	15,387,431
Radian Group, Inc.	2,561,224	50,123,154
Regions Financial Corp.	13,849,843	321,454,856
S&T Bancorp, Inc.	581,461	21,758,271
Stock Yards Bancorp, Inc.	398,286	29,481,130
Synovus Financial Corp.	2,153,303	90,718,655
U.S. Bancorp	20,037,547	909,504,258
Webster Financial Corp.	2,639,719	143,442,330
Zions Bancorp NA	2,242,097	116,185,467
		3,877,518,948

Capital Goods 11.3%
3M Co.	8,204,454	1,033,515,070
Cummins, Inc.	2,091,067	525,192,388
Fastenal Co.	8,530,477	439,404,870
Illinois Tool Works, Inc.	4,200,069	955,389,696
Lockheed Martin Corp.	3,509,831	1,702,934,903
McGrath RentCorp	360,566	35,378,736
MSC Industrial Direct Co., Inc., Class A	699,033	59,998,002
Snap-on, Inc.	790,947	190,301,848
Watsco, Inc.	491,559	132,219,540
		5,074,335,053

Commercial & Professional Services 0.2%
HNI Corp.	627,985	18,211,565
Insperity, Inc.	527,737	62,563,221
		80,774,786

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Durables & Apparel 0.7%
Ethan Allen Interiors, Inc.	326,277	9,282,581
Hasbro, Inc.	1,943,267	122,076,033
Leggett & Platt, Inc.	1,980,924	70,540,704
Sturm Ruger & Co., Inc.	260,353	14,301,190
Whirlpool Corp.	832,771	122,025,934
		338,226,442

Consumer Services 0.2%
H&R Block, Inc.	2,366,389	103,434,863

Diversified Financials 6.0%
BlackRock, Inc.	2,110,400	1,511,046,400
Cohen & Steers, Inc.	375,750	24,893,438
Evercore, Inc., Class A	601,008	69,224,101
Federated Hermes, Inc.	1,359,971	51,624,499
Franklin Resources, Inc.	4,147,530	111,195,279
Janus Henderson Group plc	2,486,337	62,879,463
Jefferies Financial Group, Inc.	2,838,505	107,834,805
Lazard Ltd., Class A	1,670,443	61,154,918
Northern Trust Corp.	3,088,158	287,538,391
T. Rowe Price Group, Inc.	3,368,549	420,765,456
		2,708,156,750

Energy 5.5%
EOG Resources, Inc.	8,680,271	1,231,990,863
ONEOK, Inc.	6,618,802	442,930,230
Valero Energy Corp.	6,047,888	808,118,794
		2,483,039,887

Food, Beverage & Tobacco 11.9%
Altria Group, Inc.	26,832,400	1,249,853,192
Flowers Foods, Inc.	2,954,513	88,783,115
Kellogg Co.	3,755,201	273,941,913
PepsiCo, Inc.	9,552,904	1,772,159,221
The Coca-Cola Co.	26,561,688	1,689,588,974
Tyson Foods, Inc., Class A	4,320,578	286,367,910
		5,360,694,325

Household & Personal Products 1.5%
Kimberly-Clark Corp.	4,993,135	677,218,900

Insurance 5.6%
Cincinnati Financial Corp.	2,209,912	245,211,836
Employers Holdings, Inc.	411,427	19,119,013
Fidelity National Financial, Inc.	4,159,687	167,884,967
First American Financial Corp.	1,592,390	87,024,113
Mercury General Corp.	394,144	14,299,544
Principal Financial Group, Inc.	3,482,521	312,312,483

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Prudential Financial, Inc.	5,557,263	600,351,122
Safety Insurance Group, Inc.	207,543	19,039,995
The Allstate Corp.	4,075,211	545,670,753
The Hartford Financial Services Group, Inc.	4,873,356	372,178,198
Unum Group	2,981,011	125,739,044
		2,508,831,068

Materials 3.0%
Amcor plc	22,271,186	275,049,147
International Paper Co.	5,492,816	203,893,330
LyondellBasell Industries N.V., Class A	3,835,751	326,077,193
Newmont Corp.	11,762,018	558,342,994
		1,363,362,664

Media & Entertainment 1.4%
Omnicom Group, Inc.	3,048,908	243,180,902
Paramount Global, Class B	9,016,288	181,047,063
The Interpublic Group of Cos., Inc.	5,833,985	200,455,725
		624,683,690

Pharmaceuticals, Biotechnology & Life Sciences 12.9%
Amgen, Inc.	6,761,129	1,936,387,346
Merck & Co., Inc.	19,052,286	2,098,037,734
Pfizer, Inc.	35,878,490	1,798,588,704
		5,833,013,784

Retailing 5.5%
Best Buy Co., Inc.	3,000,332	255,928,320
Genuine Parts Co.	2,098,180	384,659,339
PetMed Express, Inc.	311,082	6,159,424
The Buckle, Inc.	438,013	19,250,671
The Home Depot, Inc.	5,563,738	1,802,595,475
		2,468,593,229

Semiconductors & Semiconductor Equipment 8.0%
Broadcom, Inc.	3,276,512	1,805,456,407
Texas Instruments, Inc.	9,981,083	1,801,186,238
		3,606,642,645

Software & Services 9.4%
Automatic Data Processing, Inc.	6,190,965	1,635,281,495
International Business Machines Corp.	12,959,556	1,929,677,889
SECURITY	NUMBER OF SHARES	VALUE ($)
Paychex, Inc.	4,761,675	590,590,550
The Western Union Co.	5,723,253	83,902,889
		4,239,452,823

Technology Hardware & Equipment 4.1%
Cisco Systems, Inc.	36,763,101	1,827,861,382

Telecommunication Services 3.5%
Verizon Communications, Inc.	40,288,956	1,570,463,505

Utilities 0.3%
NRG Energy, Inc.	3,516,507	149,275,722
Total Common Stocks (Cost $40,283,352,088)		44,895,580,466

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (a)	19,399,980	19,399,980
Total Short-Term Investments (Cost $19,399,980)		19,399,980
Total Investments in Securities (Cost $40,302,752,068)		44,914,980,446

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
DJIA CBOT, e-mini, expires 12/16/22	770	133,206,150	3,528,654
S&P 400 Mid-Cap Index, e-mini, expires 12/16/22	130	33,537,400	957,623
Net Unrealized Appreciation			4,486,277

(a)	The rate shown is the annualized 7-day yield.

CBOT —	Chicago Board of Trade

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$44,895,580,466	$—	$—	$44,895,580,466
Short-Term Investments[1]	19,399,980	—	—	19,399,980
Futures Contracts[2]	4,486,277	—	—	4,486,277
Total	$44,919,466,723	$—	$—	$44,919,466,723

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and futures contracts. Investments in mutual funds are valued daily at their NAVs. Mutual funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89948NOV22